  As filed with the Securities and Exchange Commission on December 23, 2005


                                                      Registration No. 033-87382
                                                                       811-08904

                       SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C.

                                    Form N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


                         Post-Effective Amendment No. 25                   ( X )


                                       and


                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940
                                 Amendment No. 63                          ( X )


                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III
                           (Exact Name of Registrant)

                           NEW YORK LIFE INSURANCE AND
                               ANNUITY CORPORATION
                               (Name of Depositor)

                   51 Madison Avenue, New York, New York 10010
               (Address of Depositor's Principal Executive Office)


                  Depositor's Telephone Number: (212) 576-7000
                            Judy R. Bartlett, Esq.
                New York Life Insurance and Annuity Corporation
                               1 Rockwood Road
                        Sleepy Hollow, New York 10591
                   (Name and Address of Agent for Service)
                                    Copy to:


Richard Choi, Esq.                               Thomas F. English, Esq.
Foley & Lardner                                  Senior Vice President
300 K Street                                     and General Counsel
Suite 500                                        New York Life Insurance Company
Washington, DC  20097-5109                       51 Madison Avenue
                                                 New York, New York 10010


Approximate Date of Proposed Public Offering: Continuous.

It is proposed that this filing will become effective (check appropriate box)


[X]  immediately upon filing pursuant to paragraph (b) of Rule 485.
[ ]  on __________ pursuant to paragraph (b) of Rule 485.
[ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485.
[ ]  on __________ pursuant to paragraph (a)(1) of Rule 485.


If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:
     Units of interest in a separate account under variable annuity contracts.

                         LIFESTAGES(R) VARIABLE ANNUITY


                                  INVESTING IN


                 NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT--III



                       SUPPLEMENT DATED DECEMBER 23, 2005

                      TO THE PROSPECTUS DATED MAY 1, 2005


     This supplement amends the May 1, 2005 prospectus for the LifeStages(R) Variable Annuity Policies ("policies"). You should read this information carefully before you invest and retain this supplement for future reference together with the prospectus. This supplement is not valid unless it is read in conjunction with the May 1, 2005 prospectus for the policies. All capitalized terms have the same meaning as those included in the prospectus.


     The purpose of this supplement is to describe four new Investment Divisions that will be available under the policies as of February 13, 2006.


     Keeping these purposes in mind, please note the following:


I. ADDITIONAL PORTFOLIOS AVAILABLE FEBRUARY 13, 2006

          On the first page, add "MainStay VP Conservative Allocation--Service Class", "MainStay VP Moderate Allocation--Service Class", "MainStay VP Moderate Growth Allocation--Service Class" and "MainStay VP Growth Allocation--Service Class" to the list of Investment Divisions.

          Throughout the prospectus, all references to 40 Investment Divisions should be changed to refer to 44 Investment Divisions.

II. TOTAL ANNUAL FUND OPERATING EXPENSES

     Add the following to the table showing the TOTAL ANNUAL FUND OPERATING
EXPENSES:

 -------------------------------------------------------------------------------------------------------------------------------
                                                                                              TOTAL FUND
                                                                                                ANNUAL
                                                                             UNDERLYING        EXPENSES
                                                                              PORTFOLIO         (BEFORE
                          ADVISORY   ADMINISTRATION   12B-1       OTHER       FEES AND          EXPENSE             EXPENSE
          FUND             FEE(A)         FEE         FEE(B)   EXPENSES(C)   EXPENSES(D)    REIMBURSEMENTS)    REIMBURSEMENTS(C)
 -------------------------------------------------------------------------------------------------------------------------------
 MainStay VP
 Conservative
 Allocation--Service
 Class                      0.00%         0.00%        0.25%      0.41%         0.80%            1.46%               0.16%
 -------------------------------------------------------------------------------------------------------------------------------
 MainStay VP Moderate
 Allocation 1--Service
 Class                      0.00%         0.00%        0.25%      0.30%         0.79%            1.34%               0.05%
 -------------------------------------------------------------------------------------------------------------------------------
 MainStay VP Moderate
 Growth Allocation--
 Service Class              0.00%         0.00%        0.25%      0.33%         0.76%            1.34%               0.08%
 -------------------------------------------------------------------------------------------------------------------------------
 MainStay VP Growth
 Allocation--Service
 Class                      0.00%         0.00%        0.25%      0.66%         0.78%            1.69%               0.41%
 -------------------------------------------------------------------------------------------------------------------------------

 -----------------------  -----------------
                                 NET
                             TOTAL FUND
                               ANNUAL
                              EXPENSES
                            AFTER EXPENSE
          FUND             REIMBURSEMENTS
 -----------------------  -----------------
 MainStay VP
 Conservative
 Allocation--Service
 Class                          1.30%
 ------------------------------------------------------------
 MainStay VP Moderate
 Allocation 1--Service
 Class                          1.29%
 ------------------------------------------------------------------------------
 MainStay VP Moderate
 Growth Allocation--
 Service Class                  1.26%
 ------------------------------------------------------------------------------------------------
 MainStay VP Growth
 Allocation--Service
 Class                          1.28%
 ------------------------------------------------------------------------------------------------------------------

(a) The fees designated as "Advisory Fees" reflect "Management Fees," which includes both Advisory Fees and Administration Fees for these Portfolios.

(b) Because the 12b-1 fee charge is an ongoing fee, the fee will increase the cost of your investment and may cost you more than paying other types of sales charges.

(c) "Other Expenses" are based on estimated amounts for the current fiscal year. The Manager has agreed to waive other fees and/or reimburse the Portfolio for certain expenses so that net annual operating expenses for the Initial Class shares, excluding Underlying Fund expenses, do not exceed 0.25%. NYLIM will apply an equivalent reimbursement, in an equal amount of basis points, to the Service Class shares. These expense limitations may be modified or terminated only with the approval of the Board of Directors. NYLIM may recoup the amount of any expense reimbursements from a share class pursuant to this agreement if such action does not cause a class to exceed existing expense limitations and the recoupment is made within three years after the year in which NYLIM incurred the expense.

(d) The MainStay VP Conservative Allocation, MainStay VP Moderate Allocation, MainStay VP Moderate Growth Allocation, and MainStay VP Growth Allocation Portfolios (the "MainStay Asset Allocation Portfolios") invest in shares of other MainStay VP Series Fund portfolios (the "Underlying Portfolios"). Amounts shown reflect each MainStay Asset Allocation Portfolio's pro rata share of the fees and expenses of the various Underlying Portfolios in which it invests. The fees and expenses have been estimated based on the respective weighted investment allocations as of the date of this Prospectus.

III. EXAMPLES TABLE


     Add the following to the table of expenses for policies purchased on or after June 2, 2003:


                                                      EXPENSES IF YOU                                 EXPENSES IF YOU
                                                  ANNUITIZED YOUR POLICY                          SURRENDERED YOUR POLICY
                                       ---------------------------------------------   ---------------------------------------------
INVESTMENT DIVISION                      1 YR        3 YR        5 YR        10 YR       1 YR        3 YR        5 YR        10 YR
-------------------                    ---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------
MAINSTAY VP CONSERVATIVE
  ALLOCATION--SERVICE CLASS

without any Riders...................  $  949.55   $  940.13   $1,597.45   $3,354.75   $  949.55   $1,607.24   $2,092.48   $3,354.75

with IPP Rider.......................  $  992.66   $1,075.89   $1,819.70   $3,776.72   $  992.66   $1,734.00   $2,303.66   $3,776.72

with EBB Rider.......................  $  978.29   $1,030.77   $1,746.07   $3,638.16   $  978.29   $1,691.87   $2,233.70   $3,638.16

with IPP & EBB Riders................  $1,021.40   $1,166.53   $1,968.32   $4,060.11   $1,021.40   $1,818.64   $2,444.88   $4,060.11

MAINSTAY VP MODERATE
  ALLOCATION--SERVICE CLASS

without any Riders...................  $  948.60   $  937.10   $1,592.47   $3,345.17   $  948.60   $1,604.41   $2,087.75   $3,345.17

with IPP Rider.......................  $  991.71   $1,072.90   $1,814.82   $3,767.57   $  991.71   $1,731.21   $2,299.02   $3,767.57

with EBB Rider.......................  $  977.34   $1,027.78   $1,741.18   $3,628.88   $  977.34   $1,689.08   $2,229.05   $3,628.88

with IPP & EBB Riders................  $1,020.45   $1,163.58   $1,963.54   $4,051.30   $1,020.45   $1,815.88   $2,440.33   $4,051.30

MAINSTAY VP MODERATE GROWTH
  ALLOCATION--SERVICE CLASS

without any Riders...................  $  945.72   $  928.01   $1,577.49   $3,316.35   $  945.72   $1,595.91   $2,073.52   $3,316.35

with IPP Rider.......................  $  988.85   $1,063.94   $1,800.21   $3,740.13   $  988.85   $1,722.84   $2,285.14   $3,740.13

with EBB Rider.......................  $  974.47   $1,018.77   $1,726.45   $3,601.00   $  974.47   $1,680.67   $2,215.05   $3,601.00

with IPP & EBB Riders................  $1,017.59   $1,154.69   $1,949.14   $4,024.79   $1,017.59   $1,807.58   $2,426.65   $4,024.79

MAINSTAY VP GROWTH
  ALLOCATION--SERVICE CLASS

without any Riders...................  $  947.64   $  934.08   $1,587.49   $3,335.58   $  947.64   $1,601.58   $2,083.02   $3,335.58

with IPP Rider.......................  $  990.75   $1,069.92   $1,809.96   $3,758.45   $  990.75   $1,728.42   $2,294.40   $3,758.45

with EBB Rider.......................  $  976.38   $1,024.77   $1,736.25   $3,619.60   $  976.38   $1,686.27   $2,224.37   $3,619.60

with IPP & EBB Riders................  $1,019.50   $1,160.61   $1,958.73   $4,042.47   $1,019.50   $1,813.11   $2,435.77   $4,042.47

                                                 EXPENSES IF YOU DO NOT
                                                  SURRENDER YOUR POLICY
                                       -------------------------------------------
INVESTMENT DIVISION                     1 YR       3 YR        5 YR        10 YR
-------------------                    -------   ---------   ---------   ---------
MAINSTAY VP CONSERVATIVE
  ALLOCATION--SERVICE CLASS
without any Riders...................  $307.42   $  940.13   $1,597.45   $3,354.75
with IPP Rider.......................  $353.42   $1,075.89   $1,819.70   $3,776.72
with EBB Rider.......................  $338.09   $1,030.77   $1,746.07   $3,638.16
with IPP & EBB Riders................  $384.09   $1,166.53   $1,968.32   $4,060.11
MAINSTAY VP MODERATE
  ALLOCATION--SERVICE CLASS
without any Riders...................  $306.40   $  937.10   $1,592.47   $3,345.17
with IPP Rider.......................  $352.41   $1,072.90   $1,814.82   $3,767.57
with EBB Rider.......................  $337.08   $1,027.78   $1,741.18   $3,628.88
with IPP & EBB Riders................  $383.08   $1,163.58   $1,963.54   $4,051.30
MAINSTAY VP MODERATE GROWTH
  ALLOCATION--SERVICE CLASS
without any Riders...................  $303.33   $  928.01   $1,577.49   $3,316.35
with IPP Rider.......................  $349.36   $1,063.94   $1,800.21   $3,740.13
with EBB Rider.......................  $334.01   $1,018.77   $1,726.45   $3,601.00
with IPP & EBB Riders................  $380.04   $1,154.69   $1,949.14   $4,024.79
MAINSTAY VP GROWTH
  ALLOCATION--SERVICE CLASS
without any Riders...................  $305.38   $  934.08   $1,587.49   $3,335.58
with IPP Rider.......................  $351.39   $1,069.92   $1,809.96   $3,758.45
with EBB Rider.......................  $336.05   $1,024.77   $1,736.25   $3,619.60
with IPP & EBB Riders................  $382.07   $1,160.61   $1,958.73   $4,042.47

     Add the Following to the Table of Expenses for Policies Purchased Prior to June 2, 2003:


                                                      EXPENSES IF YOU                                 EXPENSES IF YOU
                                                  ANNUITIZED YOUR POLICY                          SURRENDERED YOUR POLICY
                                       ---------------------------------------------   ---------------------------------------------
INVESTMENT DIVISION                      1 YR        3 YR        5 YR        10 YR       1 YR        3 YR        5 YR        10 YR
-------------------                    ---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------
MAINSTAY VP CONSERVATIVE
  ALLOCATION--SERVICE CLASS

without any Riders...................  $  949.55   $  940.13   $1,597.45   $3,354.75   $  949.55   $1,607.24   $2,092.48   $3,354.75

with IPP Rider.......................  $  992.66   $1,075.89   $1,819.70   $3,776.72   $  992.66   $1,734.00   $2,303.66   $3,776.72

with EBB Rider.......................  $  978.29   $1,030.77   $1,746.07   $3,638.16   $  978.29   $1,691.87   $2,233.70   $3,638.16

with IPP & EBB Riders................  $1,021.40   $1,166.53   $1,968.32   $4,060.11   $1,021.40   $1,818.64   $2,444.88   $4,060.11

MAINSTAY VP MODERATE ALLOCATION--
  SERVICE CLASS

without any Riders...................  $  948.60   $  937.10   $1,592.47   $3,345.17   $  948.60   $1,604.41   $2,087.75   $3,345.17

with IPP Rider.......................  $  991.71   $1,072.90   $1,814.82   $3,767.57   $  991.71   $1,731.21   $2,299.02   $3,767.57

with EBB Rider.......................  $  977.34   $1,027.78   $1,741.18   $3,628.88   $  977.34   $1,689.08   $2,229.05   $3,628.88

with IPP & EBB Riders................  $1,020.45   $1,163.58   $1,963.54   $4,051.30   $1,020.45   $1,815.88   $2,440.33   $4,051.30

MAINSTAY VP MODERATE GROWTH
  ALLOCATION--SERVICE CLASS

without any Riders...................  $  945.72   $  928.01   $1,577.49   $3,316.35   $  945.72   $1,595.91   $2,073.52   $3,316.35

with IPP Rider.......................  $  988.85   $1,063.94   $1,800.21   $3,740.13   $  988.85   $1,722.84   $2,285.14   $3,740.13

with EBB Rider.......................  $  974.47   $1,018.77   $1,726.45   $3,601.00   $  974.47   $1,680.67   $2,215.05   $3,601.00

with IPP & EBB Riders................  $1,017.59   $1,154.69   $1,949.14   $4,024.79   $1,017.59   $1,807.58   $2,426.65   $4,024.79

MAINSTAY VP GROWTH ALLOCATION--
  SERVICE CLASS

without any Riders...................  $  947.64   $  934.08   $1,587.49   $3,335.58   $  947.64   $1,601.58   $2,083.02   $3,335.58

with IPP Rider.......................  $  990.75   $1,069.92   $1,809.96   $3,758.45   $  990.75   $1,728.42   $2,294.40   $3,758.45

with EBB Rider.......................  $  976.38   $1,024.77   $1,736.25   $3,619.60   $  976.38   $1,686.27   $2,224.37   $3,619.60

with IPP & EBB Riders................  $1,019.50   $1,160.61   $1,958.73   $4,042.47   $1,019.50   $1,813.11   $2,435.77   $4,042.47

                                                 EXPENSES IF YOU DO NOT
                                                  SURRENDER YOUR POLICY
                                       -------------------------------------------
INVESTMENT DIVISION                     1 YR       3 YR        5 YR        10 YR
-------------------                    -------   ---------   ---------   ---------
MAINSTAY VP CONSERVATIVE
  ALLOCATION--SERVICE CLASS
without any Riders...................  $307.42   $  940.13   $1,597.45   $3,354.75
with IPP Rider.......................  $353.42   $1,075.89   $1,819.70   $3,776.72
with EBB Rider.......................  $338.09   $1,030.77   $1,746.07   $3,638.16
with IPP & EBB Riders................  $384.09   $1,166.53   $1,968.32   $4,060.11
MAINSTAY VP MODERATE ALLOCATION--
  SERVICE CLASS
without any Riders...................  $306.40   $  937.10   $1,592.47   $3,345.17
with IPP Rider.......................  $352.41   $1,072.90   $1,814.82   $3,767.57
with EBB Rider.......................  $337.08   $1,027.78   $1,741.18   $3,628.88
with IPP & EBB Riders................  $383.08   $1,163.58   $1,963.54   $4,051.30
MAINSTAY VP MODERATE GROWTH
  ALLOCATION--SERVICE CLASS
without any Riders...................  $303.33   $  928.01   $1,577.49   $3,316.35
with IPP Rider.......................  $349.36   $1,063.94   $1,800.21   $3,740.13
with EBB Rider.......................  $334.01   $1,018.77   $1,726.45   $3,601.00
with IPP & EBB Riders................  $380.04   $1,154.69   $1,949.14   $4,024.79
MAINSTAY VP GROWTH ALLOCATION--
  SERVICE CLASS
without any Riders...................  $305.38   $  934.08   $1,587.49   $3,335.58
with IPP Rider.......................  $351.39   $1,069.92   $1,809.96   $3,758.45
with EBB Rider.......................  $336.05   $1,024.77   $1,736.25   $3,619.60
with IPP & EBB Riders................  $382.07   $1,160.61   $1,958.73   $4,042.47

IV. NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION AND THE SEPARATE ACCOUNT--FUND INFORMATION

     Add the following to the table showing the FUNDS, INVESTMENT ADVISORS AND ELIGIBLE PORTFOLIOS available under the policies:
--------------------------------------------------------------------------------


             FUND                      INVESTMENT ADVISOR                      ELIGIBLE PORTFOLIOS
                                 -                                -
MainStay VP Series Fund, Inc.    New York Life Investment         MainStay VP Conservative Allocation;
                                 Management LLC                   MainStay VP Moderate Allocation;
                                                                  MainStay VP Moderate Growth Allocation;
                                                                  MainStay VP Growth Allocation

                             ---------------------

                New York Life Insurance and Annuity Corporation
                            (A Delaware corporation)
                               51 Madison Avenue
                            New York, New York 10010

                     LIFESTAGES(R) ACCESS VARIABLE ANNUITY


                                  INVESTING IN


                 NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT--III


                       SUPPLEMENT DATED DECEMBER 23, 2005
                      TO THE PROSPECTUS DATED MAY 1, 2005


     This supplement amends the May 1, 2005 prospectus for the LifeStages(R) Access Variable Annuity Policies ("policies"). You should read this information carefully before you invest and retain this supplement for future reference together with the prospectus. This supplement is not valid unless it is read in conjunction with the May 1, 2005 prospectus for the policies. All capitalized terms have the same meaning as those included in the prospectus.


     The purpose of this supplement is to describe four new Investment Divisions that will be available under the policies as of February 13, 2006.

     Keeping these purposes in mind, please note the following:

I. ADDITIONAL PORTFOLIOS AVAILABLE FEBRUARY 13, 2006

          On the first page, add "MainStay VP Conservative Allocation--Service Class", "MainStay VP Moderate Allocation--Service Class", "MainStay VP Moderate Growth Allocation--Service Class" and "MainStay VP Growth Allocation--Service Class" to the list of Investment Divisions.

          Throughout the prospectus, all references to 40 Investment Divisions should be changed to refer to 44 Investment Divisions.

II. TOTAL ANNUAL FUND OPERATING EXPENSES

     Add the following to the table showing the TOTAL ANNUAL FUND OPERATING
EXPENSES:

 -----------------------------------------------------------------------------------------------------------------------------
                                                                                            TOTAL FUND
                                                                                              ANNUAL
                                                                           UNDERLYING        EXPENSES
                                                                            PORTFOLIO         (BEFORE
                        ADVISORY   ADMINISTRATION   12B-1       OTHER       FEES AND          EXPENSE             EXPENSE
         FUND            FEE(A)         FEE         FEE(B)   EXPENSES(C)   EXPENSES(D)    REIMBURSEMENTS)    REIMBURSEMENTS(C)
 -----------------------------------------------------------------------------------------------------------------------------
 MainStay VP
 Conservative
 Allocation--Service
 Class                    0.00%         0.00%        0.25%      0.41%         0.80%            1.46%               0.16%
 -----------------------------------------------------------------------------------------------------------------------------
 MainStay VP Moderate
 Allocation
  -- Service Class        0.00%         0.00%        0.25%      0.30%         0.79%            1.34%               0.05%
 -----------------------------------------------------------------------------------------------------------------------------
 MainStay VP Moderate
 Growth
 Allocation--Service
 Class                    0.00%         0.00%        0.25%      0.33%         0.76%            1.34%               0.08%
 -----------------------------------------------------------------------------------------------------------------------------
 MainStay VP Growth
 Allocation--Service
 Class                    0.00%         0.00%        0.25%      0.66%         0.78%            1.69%               0.41%
 -----------------------------------------------------------------------------------------------------------------------------

 ---------------------  -----------------
                               NET
                           TOTAL FUND
                             ANNUAL
                            EXPENSES
                          AFTER EXPENSE
         FUND            REIMBURSEMENTS
 ---------------------  -----------------
 MainStay VP
 Conservative
 Allocation--Service
 Class                        1.30%
 -----------------------------------------------------------------------------------------------------------------------------
 MainStay VP Moderate
 Allocation
  -- Service Class            1.29%
 -----------------------------------------------------------------------------------------------------------------------------
 MainStay VP Moderate
 Growth
 Allocation--Service
 Class                        1.26%
 -----------------------------------------------------------------------------------------------------------------------------
 MainStay VP Growth
 Allocation--Service
 Class                        1.28%
 -----------------------------------------------------------------------------------------------------------------------------

(a) The fees designated as "Advisory Fees" reflect "Management Fees," which includes both Advisory Fees and Administration Fees for these Portfolios.

(b) Because the 12b-1 fee charge is an ongoing fee, the fee will increase the cost of your investment and may cost you more than paying other types of sales charges.

(c) "Other Expenses" are based on estimated amounts for the current fiscal year. The Manager has agreed to waive other fees and/or reimburse the Portfolio for certain expenses so that net annual operating expenses for the Initial Class shares, excluding Underlying Fund expenses, do not exceed 0.25%. NYLIM will apply an equivalent reimbursement, in an equal amount of basis points, to the Service Class shares. These expense limitations may be modified or terminated only with the approval of the Board of Directors. NYLIM may recoup the amount of any expense reimbursements from a share class pursuant to this agreement if such action does not cause a class to exceed existing expense limitations and the recoupment is made within three years after the year in which NYLIM incurred the expense.

(d) The MainStay VP Conservative Allocation, MainStay VP Moderate Allocation, MainStay VP Moderate Growth Allocation, and MainStay VP Growth Allocation Portfolios (the "MainStay Asset Allocation Portfolios") invest in shares of other MainStay VP Series Fund portfolios (the "Underlying Portfolios"). Amounts shown reflect each MainStay Asset Allocation Portfolio's pro rata share of the fees and expenses of the various Underlying Portfolios in which it invests. The fees and expenses have been estimated based on the respective weighted investment allocations as of the date of this Prospectus.

III. EXAMPLES TABLE


     Add the following to the table of expenses for policies purchased on or after June 2, 2003:



                                                                1 YR         3 YR         5 YR         10 YR
                                                              ---------    ---------    ---------    ---------
INVESTMENT DIVISION
MAINSTAY VP CONSERVATIVE ALLOCATION--SERVICE CLASS
without EBB Rider...........................................  $  308.46    $  943.21    $1,602.51    $3,364.50
with EBB Rider..............................................  $  339.09    $1,033.71    $1,750.87    $3,647.21
MAINSTAY VP MODERATE ALLOCATION--SERVICE CLASS
without EBB Rider...........................................  $  307.43    $  940.18    $1,597.53    $3,354.91
with EBB Rider..............................................  $  338.06    $1,030.69    $1,745.93    $3,637.90
MAINSTAY VP MODERATE GROWTH ALLOCATION--SERVICE CLASS
without EBB Rider...........................................  $  304.37    $  931.07    $1,582.54    $3,326.04
with EBB Rider..............................................  $  335.01    $1,021.68    $1,731.21    $3,610.00
MAINSTAY VP GROWTH ALLOCATION--SERVICE CLASS
without EBB Rider...........................................  $  306.42    $  937.14    $1,592.53    $3,345.29
with EBB Rider..............................................  $  337.05    $1,027.70    $1,741.04    $3,628.63



     Add the following to the table of expenses for policies purchased prior to June 2, 2003:



                                                                1 YR         3 YR         5 YR         10 YR
                                                              ---------    ---------    ---------    ---------
INVESTMENT DIVISION
MAINSTAY VP CONSERVATIVE ALLOCATION--SERVICE CLASS
without EBB Rider...........................................  $  308.46    $  943.21    $1,602.51    $3,364.50
with EBB Rider..............................................  $  339.09    $1,033.71    $1,750.87    $3,647.21
MAINSTAY VP MODERATE ALLOCATION--SERVICE CLASS
without EBB Rider...........................................  $  307.43    $  940.18    $1,597.53    $3,354.91
with EBB Rider..............................................  $  338.06    $1,030.69    $1,745.93    $3,637.90
MAINSTAY VP MODERATE GROWTH ALLOCATION--SERVICE CLASS
without EBB Rider...........................................  $  304.37    $  931.07    $1,582.54    $3,326.04
with EBB Rider..............................................  $  335.01    $1,021.68    $1,731.21    $3,610.00
MAINSTAY VP GROWTH ALLOCATION--SERVICE CLASS
without EBB Rider...........................................  $  306.42    $  937.14    $1,592.53    $3,345.29
with EBB Rider..............................................  $  337.05    $1,027.70    $1,741.04    $3,628.63

IV. NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION AND THE SEPARATE ACCOUNT--FUND INFORMATION

     Add the following to the table showing the FUNDS, INVESTMENT ADVISORS AND ELIGIBLE PORTFOLIOS available under the policies:
--------------------------------------------------------------------------------


             FUND                      INVESTMENT ADVISOR                      ELIGIBLE PORTFOLIOS
                                 -                                -
MainStay VP Series Fund, Inc.    New York Life Investment         MainStay VP Conservative Allocation;
                                 Management LLC                   MainStay VP Moderate Allocation;
                                                                  MainStay VP Moderate Growth Allocation;
                                                                  MainStay VP Growth Allocation

                             ---------------------

                New York Life Insurance and Annuity Corporation
                            (A Delaware corporation)
                               51 Madison Avenue
                            New York, New York 10010

                   LIFESTAGES(R) ESSENTIALS VARIABLE ANNUITY


                                  INVESTING IN


                 NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT--III


                       SUPPLEMENT DATED DECEMBER 23, 2005
                      TO THE PROSPECTUS DATED MAY 1, 2005

     This supplement amends the May 1, 2005 prospectus for the LifeStages(R) Essentials Variable Annuity Policies ("policies"). You should read this information carefully before you invest and retain this supplement for future reference together with the prospectus. This supplement is not valid unless it is read in conjunction with the May 1, 2005 prospectus for the policies. All capitalized terms have the same meaning as those included in the prospectus.

     The purpose of this supplement is to describe four new Investment Divisions that will be available under the policies as of February 13, 2006.


     Keeping these purposes in mind, please note the following:


I. ADDITIONAL PORTFOLIOS AVAILABLE FEBRUARY 13, 2006

          On the first page, add "MainStay VP Conservative Allocation--Service Class", "MainStay VP Moderate Allocation--Service Class", "MainStay VP Moderate Growth Allocation--Service Class" and "MainStay VP Growth Allocation--Service Class" to the list of Investment Divisions.

          Throughout the prospectus, all references to 40 Investment Divisions should be changed to refer to 44 Investment Divisions.

II. TOTAL ANNUAL FUND OPERATING EXPENSES

     Add the following to the table showing the TOTAL ANNUAL FUND OPERATING
EXPENSES:

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                 TOTAL FUND
                                                                                                   ANNUAL
                                                                                UNDERLYING        EXPENSES
                                                                                 PORTFOLIO         (BEFORE
                             ADVISORY   ADMINISTRATION   12B-1       OTHER       FEES AND          EXPENSE             EXPENSE
           FUND               FEE(A)         FEE         FEE(B)   EXPENSES(C)   EXPENSES(D)    REIMBURSEMENTS)    REIMBURSEMENTS(C)
-----------------------------------------------------------------------------------------------------------------------------------
 MainStay VP
 Conservative
 Allocation--Service Class     0.00%         0.00%        0.25%      0.41%         0.80%            1.46%               0.16%
-----------------------------------------------------------------------------------------------------------------------------------
 MainStay VP Moderate
 Allocation--Service Class     0.00%         0.00%        0.25%      0.30%         0.79%            1.34%               0.05%
-----------------------------------------------------------------------------------------------------------------------------------
 MainStay VP Moderate
 Growth Allocation--Service
 Class                         0.00%         0.00%        0.25%      0.33%         0.76%            1.34%               0.08%
-----------------------------------------------------------------------------------------------------------------------------------
 MainStay VP Growth
 Allocation--Service Class     0.00%         0.00%        0.25%      0.66%         0.78%            1.69%               0.41%
-----------------------------------------------------------------------------------------------------------------------------------

---------------------------  -----------------
                                    NET
                                TOTAL FUND
                                  ANNUAL
                                 EXPENSES
                               AFTER EXPENSE
           FUND               REIMBURSEMENTS
---------------------------  -----------------
 MainStay VP
 Conservative
 Allocation--Service Class         1.30%
-----------------------------------------------------------------------------------------------------------------------------------
 MainStay VP Moderate
 Allocation--Service Class         1.29%
-----------------------------------------------------------------------------------------------------------------------------------
 MainStay VP Moderate
 Growth Allocation--Service
 Class                             1.26%
-----------------------------------------------------------------------------------------------------------------------------------
 MainStay VP Growth
 Allocation--Service Class         1.28%
-----------------------------------------------------------------------------------------------------------------------------------


(a) The fees designated as "Advisory Fees" reflect "Management Fees," which includes both Advisory Fees and Administration Fees for these Portfolios.

(b) Because the 12b-1 fee charge is an ongoing fee, the fee will increase the cost of your investment and may cost you more than paying other types of sales charges.

(c) "Other Expenses" are based on estimated amounts for the current fiscal year. The Manager has agreed to waive other fees and/or reimburse the Portfolio for certain expenses so that net annual operating expenses for the Initial Class shares, excluding Underlying Fund expenses, do not exceed 0.25%. NYLIM will apply an equivalent reimbursement, in an equal amount of basis points, to the Service Class shares. These expense limitations may be modified or terminated only with the approval of the Board of Directors. NYLIM may recoup the amount of any expense reimbursements from a share class pursuant to this agreement if such action does not cause a class to exceed existing expense limitations and the recoupment is made within three years after the year in which NYLIM incurred the expense.

(d) The MainStay VP Conservative Allocation, MainStay VP Moderate Allocation, MainStay VP Moderate Growth Allocation, and MainStay VP Growth Allocation Portfolios (the "MainStay Asset Allocation Portfolios") invest in shares of other MainStay VP Series Fund portfolios (the "Underlying Portfolios"). Amounts shown reflect each MainStay Asset Allocation Portfolio's pro rata share of the fees and expenses of the various Underlying Portfolios in which it invests. The fees and expenses have been estimated based on the respective weighted investment allocations as of the date of this Prospectus.

III. EXAMPLES TABLE


     Add the following to the table of expenses for policies purchased on or after June 2, 2003:


                                                      EXPENSES IF YOU                     EXPENSES IF YOU
                                                  ANNUITIZED YOUR POLICY               SURRENDERED YOUR POLICY
                                       ---------------------------------------------   ---------------------
INVESTMENT DIVISION                      1 YR        3 YR        5 YR        10 YR       1 YR        3 YR
-------------------                    ---------   ---------   ---------   ---------   ---------   ---------
MAINSTAY VP CONSERVATIVE
  ALLOCATION--SERVICE CLASS

without any Riders...................  $  939.98   $  909.81   $1,547.52   $3,258.45   $  939.98   $1,578.92

with IPP Rider.......................  $  983.07   $1,045.79   $1,770.59   $3,684.43   $  983.07   $1,705.89

with EBB Rider.......................  $  968.71   $1,000.60   $1,696.70   $3,544.56   $  968.71   $1,663.70

with IPP & EBB Riders................  $1,011.79   $1,136.57   $1,919.76   $3,970.53   $1,011.79   $1,790.66

MAINSTAY VP MODERATE ALLOCATION--
  SERVICE CLASS

without any Riders...................  $  939.02   $  906.77   $1,542.51   $3,248.75   $  939.02   $1,576.08

with IPP Rider.......................  $  982.11   $1,042.78   $1,765.70   $3,675.19   $  982.11   $1,703.09

with EBB Rider.......................  $  967.75   $  997.58   $1,691.75   $3,535.15   $  967.75   $1,660.88

with IPP & EBB Riders................  $1,010.83   $1,133.59   $1,914.95   $3,961.62   $1,010.83   $1,787.88

MAINSTAY VP MODERATE GROWTH
  ALLOCATION--SERVICE CLASS

without any Riders...................  $  936.15   $  897.65   $1,527.46   $3,219.59   $  936.15   $1,567.56

with IPP Rider.......................  $  979.25   $1,033.79   $1,750.99   $3,647.45   $  979.25   $1,694.69

with EBB Rider.......................  $  964.88   $  988.55   $1,676.95   $3,506.97   $  964.88   $1,652.44

with IPP & EBB Riders................  $1,007.98   $1,124.68   $1,900.48   $3,934.80   $1,007.98   $1,779.56

MAINSTAY VP GROWTH ALLOCATION--
  SERVICE CLASS

without any Riders...................  $  938.07   $  903.74   $1,537.51   $3,239.05   $  938.07   $1,573.25

with IPP Rider.......................  $  981.16   $1,039.79   $1,760.79   $3,665.95   $  981.16   $1,700.29

with EBB Rider.......................  $  966.79   $  994.58   $1,686.84   $3,525.78   $  966.79   $1,658.08

with IPP & EBB Riders................  $1,009.89   $1,130.63   $1,910.13   $3,952.68   $1,009.89   $1,785.12

                                            EXPENSES IF YOU                 EXPENSES IF YOU DO NOT
                                     URRENDERED YOUR POLICY
                                         ----------------------   -------------------------------------------
INVESTMENT DIVISION                         5 YR        10 YR      1 YR       3 YR        5 YR        10 YR
-------------------                       ---------   ---------   -------   ---------   ---------   ---------
MAINSTAY VP CONSERVATIVE
  ALLOCATION--SERVICE CLASS
without any Riders...................     $2,144.54   $3,258.45   $297.21   $  909.81   $1,547.52   $3,258.45
with IPP Rider.......................     $2,354.28   $3,684.43   $343.19   $1,045.79   $1,770.59   $3,684.43
with EBB Rider.......................     $2,284.81   $3,544.56   $327.86   $1,000.60   $1,696.70   $3,544.56
with IPP & EBB Riders................     $2,494.54   $3,970.53   $373.84   $1,136.57   $1,919.76   $3,970.53
MAINSTAY VP MODERATE ALLOCATION--
  SERVICE CLASS
without any Riders...................     $2,139.83   $3,248.75   $296.18   $  906.77   $1,542.51   $3,248.75
with IPP Rider.......................     $2,349.68   $3,675.19   $342.16   $1,042.78   $1,765.70   $3,675.19
with EBB Rider.......................     $2,280.16   $3,535.15   $326.84   $  997.58   $1,691.75   $3,535.15
with IPP & EBB Riders................     $2,490.01   $3,961.62   $372.82   $1,133.59   $1,914.95   $3,961.62
MAINSTAY VP MODERATE GROWTH
  ALLOCATION--SERVICE CLASS
without any Riders...................     $2,125.68   $3,219.59   $293.11   $  897.65   $1,527.46   $3,219.59
with IPP Rider.......................     $2,335.86   $3,647.45   $339.11   $1,033.79   $1,750.99   $3,647.45
with EBB Rider.......................     $2,266.24   $3,506.97   $323.78   $  988.55   $1,676.95   $3,506.97
with IPP & EBB Riders................     $2,476.41   $3,934.80   $369.78   $1,124.68   $1,900.48   $3,934.80
MAINSTAY VP GROWTH ALLOCATION--
  SERVICE CLASS
without any Riders...................     $2,135.13   $3,239.05   $295.16   $  903.74   $1,537.51   $3,239.05
with IPP Rider.......................     $2,345.07   $3,665.95   $341.15   $1,039.79   $1,760.79   $3,665.95
with EBB Rider.......................     $2,275.53   $3,525.78   $325.82   $  994.58   $1,686.84   $3,525.78
with IPP & EBB Riders................     $2,485.48   $3,952.68   $371.81   $1,130.63   $1,910.13   $3,952.68

     Add the following to the table of expenses for policies purchased on or after June 2, 2003:


                                                      EXPENSES IF YOU                     EXPENSES IF YOU
                                                  ANNUITIZED YOUR POLICY               SURRENDERED YOUR POLICY
                                       ---------------------------------------------   ---------------------
INVESTMENT DIVISION                      1 YR        3 YR        5 YR        10 YR       1 YR        3 YR
-------------------                    ---------   ---------   ---------   ---------   ---------   ---------
MAINSTAY VP CONSERVATIVE
  ALLOCATION--SERVICE CLASS

without any Riders...................  $  939.98   $  909.81   $1,547.52   $3,258.45   $  939.98   $1,578.92

with IPP Rider.......................  $  983.07   $1,045.79   $1,770.59   $3,684.43   $  983.07   $1,705.89

with EBB Rider.......................  $  968.71   $1,000.60   $1,696.70   $3,544.56   $  968.71   $1,663.70

with IPP & EBB Riders................  $1,011.79   $1,136.57   $1,919.76   $3,970.53   $1,011.79   $1,790.66

MAINSTAY VP MODERATE ALLOCATION--
  SERVICE CLASS

without any Riders...................  $  939.02   $  906.77   $1,542.51   $3,248.75   $  939.02   $1,576.08

with IPP Rider.......................  $  982.11   $1,042.78   $1,765.70   $3,675.19   $  982.11   $1,703.09

with EBB Rider.......................  $  967.75   $  997.58   $1,691.75   $3,535.15   $  967.75   $1,660.88

with IPP & EBB Riders................  $1,010.83   $1,133.59   $1,914.95   $3,961.62   $1,010.83   $1,787.88

MAINSTAY VP MODERATE GROWTH
  ALLOCATION--SERVICE CLASS

without any Riders...................  $  936.15   $  897.65   $1,527.46   $3,219.59   $  936.15   $1,567.56

with IPP Rider.......................  $  979.25   $1,033.79   $1,750.99   $3,647.45   $  979.25   $1,694.69

with EBB Rider.......................  $  964.88   $  988.55   $1,676.95   $3,506.97   $  964.88   $1,652.44

with IPP & EBB Riders................  $1,007.98   $1,124.68   $1,900.48   $3,934.80   $1,007.98   $1,779.56

MAINSTAY VP GROWTH ALLOCATION--
  SERVICE CLASS

without any Riders...................  $  938.07   $  903.74   $1,537.51   $3,239.05   $  938.07   $1,573.25

with IPP Rider.......................  $  981.16   $1,039.79   $1,760.79   $3,665.95   $  981.16   $1,700.29

with EBB Rider.......................  $  966.79   $  994.58   $1,686.84   $3,525.78   $  966.79   $1,658.08

with IPP & EBB Riders................  $1,009.89   $1,130.63   $1,910.13   $3,952.68   $1,009.89   $1,785.12

                                            EXPENSES IF YOU                 EXPENSES IF YOU DO NOT
                                     URRENDERED YOUR POLICY
                                         ----------------------   -------------------------------------------
INVESTMENT DIVISION                         5 YR        10 YR      1 YR       3 YR        5 YR        10 YR
-------------------                       ---------   ---------   -------   ---------   ---------   ---------
MAINSTAY VP CONSERVATIVE
  ALLOCATION--SERVICE CLASS
without any Riders...................     $2,144.54   $3,258.45   $297.21   $  909.81   $1,547.52   $3,258.45
with IPP Rider.......................     $2,354.28   $3,684.43   $343.19   $1,045.79   $1,770.59   $3,684.43
with EBB Rider.......................     $2,284.81   $3,544.56   $327.86   $1,000.60   $1,696.70   $3,544.56
with IPP & EBB Riders................     $2,494.54   $3,970.53   $373.84   $1,136.57   $1,919.76   $3,970.53
MAINSTAY VP MODERATE ALLOCATION--
  SERVICE CLASS
without any Riders...................     $2,139.83   $3,248.75   $296.18   $  906.77   $1,542.51   $3,248.75
with IPP Rider.......................     $2,349.68   $3,675.19   $342.16   $1,042.78   $1,765.70   $3,675.19
with EBB Rider.......................     $2,280.16   $3,535.15   $326.84   $  997.58   $1,691.75   $3,535.15
with IPP & EBB Riders................     $2,490.01   $3,961.62   $372.82   $1,133.59   $1,914.95   $3,961.62
MAINSTAY VP MODERATE GROWTH
  ALLOCATION--SERVICE CLASS
without any Riders...................     $2,125.68   $3,219.59   $293.11   $  897.65   $1,527.46   $3,219.59
with IPP Rider.......................     $2,335.86   $3,647.45   $339.11   $1,033.79   $1,750.99   $3,647.45
with EBB Rider.......................     $2,266.24   $3,506.97   $323.78   $  988.55   $1,676.95   $3,506.97
with IPP & EBB Riders................     $2,476.41   $3,934.80   $369.78   $1,124.68   $1,900.48   $3,934.80
MAINSTAY VP GROWTH ALLOCATION--
  SERVICE CLASS
without any Riders...................     $2,135.13   $3,239.05   $295.16   $  903.74   $1,537.51   $3,239.05
with IPP Rider.......................     $2,345.07   $3,665.95   $341.15   $1,039.79   $1,760.79   $3,665.95
with EBB Rider.......................     $2,275.53   $3,525.78   $325.82   $  994.58   $1,686.84   $3,525.78
with IPP & EBB Riders................     $2,485.48   $3,952.68   $371.81   $1,130.63   $1,910.13   $3,952.68

IV. NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION AND THE SEPARATE ACCOUNT--FUND INFORMATION

     Add the following to the table showing the FUNDS, INVESTMENT ADVISORS AND ELIGIBLE PORTFOLIOS available under the policies:
--------------------------------------------------------------------------------


               FUND                       INVESTMENT ADVISOR                       ELIGIBLE PORTFOLIOS
                                    -                                -
MainStay VP Series Fund, Inc.       New York Life Investment         MainStay VP Conservative Allocation;
                                    Management LLC                   MainStay VP Moderate Allocation;
                                                                     MainStay VP Moderate Growth Allocation;
                                                                     MainStay VP Growth Allocation

                             ---------------------

                New York Life Insurance and Annuity Corporation
                            (A Delaware corporation)
                               51 Madison Avenue
                            New York, New York 10010

                         MAINSTAY PLUS VARIABLE ANNUITY


                                  INVESTING IN


                 NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT--III


                       SUPPLEMENT DATED DECEMBER 23, 2005
                      TO THE PROSPECTUS DATED MAY 1, 2005

     This supplement amends the May 1, 2005 prospectus for the MainStay Plus Variable Annuity Policies ("policies"). You should read this information carefully before you invest and retain this supplement for future reference together with the prospectus. This supplement is not valid unless it is read in conjunction with the May 1, 2005 prospectus for the policies. All capitalized terms have the same meaning as those included in the prospectus.

     The purpose of this supplement is to describe four new Investment Divisions that will be available under the policies as of February 13, 2006.

     Keeping these purposes in mind, please note the following;.

I. ADDITIONAL PORTFOLIOS AVAILABLE FEBRUARY 13, 2006

          On the first page, add "MainStay VP Conservative Allocation--Service Class", "MainStay VP Moderate Allocation--Service Class", "MainStay VP Moderate Growth Allocation--Service Class" and "MainStay VP Growth Allocation--Service Class" to the list of Investment Divisions.

          Throughout the prospectus, all references to 40 Investment Divisions should be changed to refer to 44 Investment Divisions.

II. TOTAL ANNUAL FUND OPERATING EXPENSES

     Add the following to the table showing the TOTAL ANNUAL FUND OPERATING
EXPENSES:

 -------------------------------------------------------------------------------------------------------------------------------
                                                                                              TOTAL FUND
                                                                                                ANNUAL
                                                                             UNDERLYING        EXPENSES
                                                                              PORTFOLIO         (BEFORE
                          ADVISORY   ADMINISTRATION   12B-1       OTHER       FEES AND          EXPENSE             EXPENSE
          FUND             FEE(A)         FEE         FEE(B)   EXPENSES(C)   EXPENSES(D)    REIMBURSEMENTS)    REIMBURSEMENTS(C)
 -------------------------------------------------------------------------------------------------------------------------------
 MainStay VP
 Conservative
 Allocation--Service
 Class                      0.00%         0.00%        0.25%      0.41%         0.80%            1.46%               0.16%
 -------------------------------------------------------------------------------------------------------------------------------
 MainStay VP Moderate
 Allocation --Service
 Class                      0.00%         0.00%        0.25%      0.30%         0.79%            1.34%               0.05%
 -------------------------------------------------------------------------------------------------------------------------------
 MainStay VP Moderate
 Growth Allocation--
 Service Class              0.00%         0.00%        0.25%      0.33%         0.76%            1.34%               0.08%
 -------------------------------------------------------------------------------------------------------------------------------
 MainStay VP Growth
 Allocation--Service
 Class                      0.00%         0.00%        0.25%      0.66%         0.78%            1.69%               0.41%
 -------------------------------------------------------------------------------------------------------------------------------

 -----------------------  -----------------
                                 NET
                             TOTAL FUND
                               ANNUAL
                              EXPENSES
                            AFTER EXPENSE
          FUND             REIMBURSEMENTS
 -----------------------  -----------------
 MainStay VP
 Conservative
 Allocation--Service
 Class                          1.30%
 -------------------------------------------------------------------------------------------------------------------------------
 MainStay VP Moderate
 Allocation --Service
 Class                          1.29%
 -------------------------------------------------------------------------------------------------------------------------------
 MainStay VP Moderate
 Growth Allocation--
 Service Class                  1.26%
 -------------------------------------------------------------------------------------------------------------------------------
 MainStay VP Growth
 Allocation--Service
 Class                          1.28%
 -------------------------------------------------------------------------------------------------------------------------------

(a) The fees designated as "Advisory Fees" reflect "Management Fees," which includes both Advisory Fees and Administration Fees for these Portfolios.

(b) Because the 12b-1 fee charge is an ongoing fee, the fee will increase the cost of your investment and may cost you more than paying other types of sales charges.

(c) "Other Expenses" are based on estimated amounts for the current fiscal year. The Manager has agreed to waive other fees and/or reimburse the Portfolio for certain expenses so that net annual operating expenses for the Initial Class shares, excluding Underlying Fund expenses, do not exceed 0.25%. NYLIM will apply an equivalent reimbursement, in an equal amount of basis points, to the Service Class shares. These expense limitations may be modified or terminated only with the approval of the Board of Directors. NYLIM may recoup the amount of any expense reimbursements from a share class pursuant to this agreement if such action does not cause a class to exceed existing expense limitations and the recoupment is made within three years after the year in which NYLIM incurred the expense.

(d) The MainStay VP Conservative Allocation, MainStay VP Moderate Allocation, MainStay VP Moderate Growth Allocation, and MainStay VP Growth Allocation Portfolios (the "MainStay Asset Allocation Portfolios") invest in shares of other MainStay VP Series Fund portfolios (the "Underlying Portfolios"). Amounts shown reflect each MainStay Asset Allocation Portfolio's pro rata share of the fees and expenses of the various Underlying Portfolios in which it invests. The fees and expenses have been estimated based on the respective weighted investment allocations as of the date of this Prospectus.

III. EXAMPLES TABLE


     Add the following to the table of expenses for policies purchased on or after June 2, 2003


                                                      EXPENSES IF YOU                                 EXPENSES IF YOU
                                                  ANNUITIZED YOUR POLICY                          SURRENDERED YOUR POLICY
                                       ---------------------------------------------   ---------------------------------------------
INVESTMENT DIVISION                      1 YR        3 YR        5 YR        10 YR       1 YR        3 YR        5 YR        10 YR
-------------------                    ---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------
MAINSTAY VP CONSERVATIVE
  ALLOCATION--SERVICE CLASS

without any Riders...................  $1,038.95   $  932.67   $1,585.16   $3,331.12   $1,038.95   $1,695.64   $2,279.06   $3,331.12

with IPP Rider.......................  $1,081.56   $1,068.22   $1,807.19   $3,753.28   $1,081.56   $1,820.93   $2,485.61   $3,753.28

with EBB Rider.......................  $1,067.35   $1,023.18   $1,733.66   $3,614.65   $1,067.35   $1,779.30   $2,417.21   $3,614.65

with IPP & EBB Riders................  $1,109.96   $1,158.72   $1,955.67   $4,036.80   $1,109.96   $1,904.58   $2,623.73   $4,036.80

MAINSTAY VP MODERATE ALLOCATION--
  SERVICE CLASS

without any Riders...................  $1,038.00   $  929.63   $1,580.17   $3,321.49   $1,038.00   $1,692.83   $2,274.42   $3,321.49

with IPP Rider.......................  $1,080.61   $1,065.23   $1,802.31   $3,744.10   $1,080.61   $1,818.16   $2,481.07   $3,744.10

with EBB Rider.......................  $1,066.41   $1,020.17   $1,728.74   $3,605.36   $1,066.41   $1,776.52   $2,412.63   $3,605.36

with IPP & EBB Riders................  $1,109.02   $1,155.77   $1,950.88   $4,027.96   $1,109.02   $1,901.85   $2,619.28   $4,027.96

MAINSTAY VP MODERATE GROWTH
  ALLOCATION--SERVICE CLASS

without any Riders...................  $1,035.15   $  920.52   $1,565.15   $3,292.52   $1,035.15   $1,684.40   $2,260.45   $3,292.52

with IPP Rider.......................  $1,077.77   $1,056.22   $1,787.64   $3,716.53   $1,077.77   $1,809.84   $2,467.42   $3,716.53

with EBB Rider.......................  $1,063.56   $1,011.13   $1,713.95   $3,577.33   $1,063.56   $1,768.16   $2,398.87   $3,577.33

with IPP & EBB Riders................  $1,106.19   $1,146.86   $1,936.45   $4,001.34   $1,106.19   $1,893.62   $2,605.85   $4,001.34

MAINSTAY VP GROWTH ALLOCATION--
  SERVICE CLASS

without any Riders...................  $1,037.05   $  926.59   $1,575.17   $3,311.85   $1,037.05   $1,690.02   $2,269.77   $3,311.85

with IPP Rider.......................  $1,079.66   $1,062.23   $1,797.43   $3,734.94   $1,079.66   $1,815.39   $2,476.53   $3,734.94

with EBB Rider.......................  $1,065.46   $1,017.16   $1,723.81   $3,596.01   $1,065.46   $1,773.73   $2,408.04   $3,596.01

with IPP & EBB Riders................  $1,108.07   $1,152.80   $1,946.07   $4,019.09   $1,108.07   $1,899.10   $2,614.81   $4,019.09

                                                 EXPENSES IF YOU DO NOT
                                                  SURRENDER YOUR POLICY
                                       -------------------------------------------
INVESTMENT DIVISION                     1 YR       3 YR        5 YR        10 YR
-------------------                    -------   ---------   ---------   ---------
MAINSTAY VP CONSERVATIVE
  ALLOCATION--SERVICE CLASS
without any Riders...................  $304.90   $  932.67   $1,585.16   $3,331.12
with IPP Rider.......................  $350.81   $1,068.22   $1,807.19   $3,753.28
with EBB Rider.......................  $335.51   $1,023.18   $1,733.66   $3,614.65
with IPP & EBB Riders................  $381.42   $1,158.72   $1,955.67   $4,036.80
MAINSTAY VP MODERATE ALLOCATION--
  SERVICE CLASS
without any Riders...................  $303.88   $  929.63   $1,580.17   $3,321.49
with IPP Rider.......................  $349.80   $1,065.23   $1,802.31   $3,744.10
with EBB Rider.......................  $334.49   $1,020.17   $1,728.74   $3,605.36
with IPP & EBB Riders................  $380.41   $1,155.77   $1,950.88   $4,027.96
MAINSTAY VP MODERATE GROWTH
  ALLOCATION--SERVICE CLASS
without any Riders...................  $300.81   $  920.52   $1,565.15   $3,292.52
with IPP Rider.......................  $346.74   $1,056.22   $1,787.64   $3,716.53
with EBB Rider.......................  $331.43   $1,011.13   $1,713.95   $3,577.33
with IPP & EBB Riders................  $377.36   $1,146.86   $1,936.45   $4,001.34
MAINSTAY VP GROWTH ALLOCATION--
  SERVICE CLASS
without any Riders...................  $302.85   $  926.59   $1,575.17   $3,311.85
with IPP Rider.......................  $348.78   $1,062.23   $1,797.43   $3,734.94
with EBB Rider.......................  $333.47   $1,017.16   $1,723.81   $3,596.01
with IPP & EBB Riders................  $379.39   $1,152.80   $1,946.07   $4,019.09

     Add the following to the table of expenses for policies purchased prior to June 2, 2003:


                                                      EXPENSES IF YOU                                 EXPENSES IF YOU
                                                  ANNUITIZED YOUR POLICY                          SURRENDERED YOUR POLICY
                                       ---------------------------------------------   ---------------------------------------------
INVESTMENT DIVISION                      1 YR        3 YR        5 YR        10 YR       1 YR        3 YR        5 YR        10 YR
-------------------                    ---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------
MAINSTAY VP CONSERVATIVE
  ALLOCATION--SERVICE CLASS

without any Riders...................  $1,038.95   $  932.67   $1,585.16   $3,331.12   $1,038.95   $1,695.64   $2,279.06   $3,331.12

with IPP Rider.......................  $1,081.56   $1,068.22   $1,807.19   $3,753.28   $1,081.56   $1,820.93   $2,485.61   $3,753.28

with EBB Rider.......................  $1,067.35   $1,023.18   $1,733.66   $3,614.65   $1,067.35   $1,779.30   $2,417.21   $3,614.65

with IPP & EBB Riders................  $1,109.96   $1,158.72   $1,955.67   $4,036.80   $1,109.96   $1,904.58   $2,623.73   $4,036.80

MAINSTAY VP MODERATE
  ALLOCATION--SERVICE CLASS

without any Riders...................  $1,038.00   $  929.63   $1,580.17   $3,321.49   $1,038.00   $1,692.83   $2,274.42   $3,321.49

with IPP Rider.......................  $1,080.61   $1,065.23   $1,802.31   $3,744.10   $1,080.61   $1,818.16   $2,481.07   $3,744.10

with EBB Rider.......................  $1,066.41   $1,020.17   $1,728.74   $3,605.36   $1,066.41   $1,776.52   $2,412.63   $3,605.36

with IPP & EBB Riders................  $1,109.02   $1,155.77   $1,950.88   $4,027.96   $1,109.02   $1,901.85   $2,619.28   $4,027.96

MAINSTAY VP MODERATE GROWTH
  ALLOCATION--SERVICE CLASS

without any Riders...................  $1,035.15   $  920.52   $1,565.15   $3,292.52   $1,035.15   $1,684.40   $2,260.45   $3,292.52

with IPP Rider.......................  $1,077.77   $1,056.22   $1,787.64   $3,716.53   $1,077.77   $1,809.84   $2,467.42   $3,716.53

with EBB Rider.......................  $1,063.56   $1,011.13   $1,713.95   $3,577.33   $1,063.56   $1,768.16   $2,398.87   $3,577.33

with IPP & EBB Riders................  $1,106.19   $1,146.86   $1,936.45   $4,001.34   $1,106.19   $1,893.62   $2,605.85   $4,001.34

MAINSTAY VP GROWTH
  ALLOCATION--SERVICE CLASS

without any Riders...................  $1,037.05   $  926.59   $1,575.17   $3,311.85   $1,037.05   $1,690.02   $2,269.77   $3,311.85

with IPP Rider.......................  $1,079.66   $1,062.23   $1,797.43   $3,734.94   $1,079.66   $1,815.39   $2,476.53   $3,734.94

with EBB Rider.......................  $1,065.46   $1,017.16   $1,723.81   $3,596.01   $1,065.46   $1,773.73   $2,408.04   $3,596.01

with IPP & EBB Riders................  $1,108.07   $1,152.80   $1,946.07   $4,019.09   $1,108.07   $1,899.10   $2,614.81   $4,019.09

                                                 EXPENSES IF YOU DO NOT
                                                  SURRENDER YOUR POLICY
                                       -------------------------------------------
INVESTMENT DIVISION                     1 YR       3 YR        5 YR        10 YR
-------------------                    -------   ---------   ---------   ---------
MAINSTAY VP CONSERVATIVE
  ALLOCATION--SERVICE CLASS
without any Riders...................  $304.90   $  932.67   $1,585.16   $3,331.12
with IPP Rider.......................  $350.81   $1,068.22   $1,807.19   $3,753.28
with EBB Rider.......................  $335.51   $1,023.18   $1,733.66   $3,614.65
with IPP & EBB Riders................  $381.42   $1,158.72   $1,955.67   $4,036.80
MAINSTAY VP MODERATE
  ALLOCATION--SERVICE CLASS
without any Riders...................  $303.88   $  929.63   $1,580.17   $3,321.49
with IPP Rider.......................  $349.80   $1,065.23   $1,802.31   $3,744.10
with EBB Rider.......................  $334.49   $1,020.17   $1,728.74   $3,605.36
with IPP & EBB Riders................  $380.41   $1,155.77   $1,950.88   $4,027.96
MAINSTAY VP MODERATE GROWTH
  ALLOCATION--SERVICE CLASS
without any Riders...................  $300.81   $  920.52   $1,565.15   $3,292.52
with IPP Rider.......................  $346.74   $1,056.22   $1,787.64   $3,716.53
with EBB Rider.......................  $331.43   $1,011.13   $1,713.95   $3,577.33
with IPP & EBB Riders................  $377.36   $1,146.86   $1,936.45   $4,001.34
MAINSTAY VP GROWTH
  ALLOCATION--SERVICE CLASS
without any Riders...................  $302.85   $  926.59   $1,575.17   $3,311.85
with IPP Rider.......................  $348.78   $1,062.23   $1,797.43   $3,734.94
with EBB Rider.......................  $333.47   $1,017.16   $1,723.81   $3,596.01
with IPP & EBB Riders................  $379.39   $1,152.80   $1,946.07   $4,019.09

IV. NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION AND THE SEPARATE ACCOUNT--FUND INFORMATION

     Add the following to the table showing the FUNDS, INVESTMENT ADVISORS AND ELIGIBLE PORTFOLIOS available under the policies:
--------------------------------------------------------------------------------


             FUND                      INVESTMENT ADVISOR                      ELIGIBLE PORTFOLIOS
                                 -                                -
MainStay VP Series Fund, Inc.    New York Life Investment         MainStay VP Conservative Allocation;
                                 Management LLC                   MainStay VP Moderate Allocation;
                                                                  MainStay VP Moderate Growth Allocation;
                                                                  MainStay VP Growth Allocation

                             ---------------------

                New York Life Insurance and Annuity Corporation
                            (A Delaware corporation)
                               51 Madison Avenue
                            New York, New York 10010

                       MAINSTAY PLUS II VARIABLE ANNUITY


                                  INVESTING IN


                 NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT--III


                       SUPPLEMENT DATED DECEMBER 23, 2005
                      TO THE PROSPECTUS DATED MAY 1, 2005

     This supplement amends the May 1, 2005 prospectus for the MainStay Plus II Variable Annuity Policies ("policies"). You should read this information carefully before you invest and retain this supplement for future reference together with the prospectus. This supplement is not valid unless it is read in conjunction with the May 1, 2005 prospectus for the policies. All capitalized terms have the same meaning as those included in the prospectus.

     The purpose of this supplement is to describe four new Investment Divisions that will be available under the policies as of February 13, 2006.

     Keeping these purposes in mind, please note the following;.

I. ADDITIONAL PORTFOLIOS AVAILABLE FEBRUARY 13, 2006

          On the first page, add "MainStay VP Conservative Allocation--Service Class", "MainStay VP Moderate Allocation--Service Class", "MainStay VP Moderate Growth Allocation--Service Class" and "MainStay VP Growth Allocation--Service Class" to the list of Investment Divisions.

          Throughout the prospectus, all references to 40 Investment Divisions should be changed to refer to 44 Investment Divisions.

II. TOTAL ANNUAL FUND OPERATING EXPENSES

     Add the following to the table showing the TOTAL ANNUAL FUND OPERATING
EXPENSES:

 -----------------------------------------------------------------------------------------------------------------------------
                                                                                            TOTAL FUND
                                                                                              ANNUAL
                                                                           UNDERLYING        EXPENSES
                                                                            PORTFOLIO         (BEFORE
                        ADVISORY   ADMINISTRATION   12B-1       OTHER       FEES AND          EXPENSE             EXPENSE
         FUND            FEE(A)         FEE         FEE(B)   EXPENSES(C)   EXPENSES(D)    REIMBURSEMENTS)    REIMBURSEMENTS(C)
 -----------------------------------------------------------------------------------------------------------------------------
 MainStay VP
 Conservative
 Allocation--Service
 Class                    0.00%         0.00%        0.25%      0.41%         0.80%            1.46%               0.16%
 -----------------------------------------------------------------------------------------------------------------------------
 MainStay VP Moderate
 Allocation
  -- Service Class        0.00%         0.00%        0.25%      0.30%         0.79%            1.34%               0.05%
 -----------------------------------------------------------------------------------------------------------------------------
 MainStay VP Moderate
 Growth
 Allocation--Service
 Class                    0.00%         0.00%        0.25%      0.33%         0.76%            1.34%               0.08%
 -----------------------------------------------------------------------------------------------------------------------------
 MainStay VP Growth
 Allocation--Service
 Class                    0.00%         0.00%        0.25%      0.66%         0.78%            1.69%               0.41%
 -----------------------------------------------------------------------------------------------------------------------------

 ---------------------  -----------------
                               NET
                           TOTAL FUND
                             ANNUAL
                            EXPENSES
                          AFTER EXPENSE
         FUND            REIMBURSEMENTS
 ---------------------  -----------------
 MainStay VP
 Conservative
 Allocation--Service
 Class                        1.30%
 -----------------------------------------------------------------------------------------------------------------------------
 MainStay VP Moderate
 Allocation
  -- Service Class            1.29%
 -----------------------------------------------------------------------------------------------------------------------------
 MainStay VP Moderate
 Growth
 Allocation--Service
 Class                        1.26%
 -----------------------------------------------------------------------------------------------------------------------------
 MainStay VP Growth
 Allocation--Service
 Class                        1.28%
 -----------------------------------------------------------------------------------------------------------------------------

(a) The fees designated as "Advisory Fees" reflect "Management Fees," which includes both Advisory Fees and Administration Fees for these Portfolios.

(b) Because the 12b-1 fee charge is an ongoing fee, the fee will increase the cost of your investment and may cost you more than paying other types of sales charges.

(c) "Other Expenses" are based on estimated amounts for the current fiscal year. The Manager has agreed to waive other fees and/or reimburse the Portfolio for certain expenses so that net annual operating expenses for the Initial Class shares, excluding Underlying Fund expenses, do not exceed 0.25%. NYLIM will apply an equivalent reimbursement, in an equal amount of basis points, to the Service Class shares. These expense limitations may be modified or terminated only with the approval of the Board of Directors. NYLIM may recoup the amount of any expense reimbursements from a share class pursuant to this agreement if such action does not cause a class to exceed existing expense limitations and the recoupment is made within three years after the year in which NYLIM incurred the expense.

(d) The MainStay VP Conservative Allocation, MainStay VP Moderate Allocation, MainStay VP Moderate Growth Allocation, and MainStay VP Growth Allocation Portfolios (the "MainStay Asset Allocation Portfolios") invest in shares of other MainStay VP Series Fund portfolios (the "Underlying Portfolios"). Amounts shown reflect each MainStay Asset Allocation Portfolio's pro rata share of the fees and expenses of the various Underlying Portfolios in which it invests. The fees and expenses have been estimated based on the respective weighted investment allocations as of the date of this Prospectus.

III. EXAMPLES TABLE


     Add the following to the table of expenses for policies purchased on or after June 2, 2003:


                                                      EXPENSES IF YOU                     EXPENSES IF YOU
                                                  ANNUITIZED YOUR POLICY               SURRENDERED YOUR POLICY
                                       ---------------------------------------------   ---------------------
INVESTMENT DIVISION                      1 YR        3 YR        5 YR        10 YR       1 YR        3 YR
-------------------                    ---------   ---------   ---------   ---------   ---------   ---------
MAINSTAY VP CONSERVATIVE
  ALLOCATION--SERVICE CLASS

without any Riders...................  $  939.98   $  909.81   $1,547.52   $3,258.45   $  939.98   $1,578.92

with IPP Rider.......................  $  983.07   $1,045.79   $1,770.59   $3,684.43   $  983.07   $1,705.89

with EBB Rider.......................  $  968.71   $1,000.60   $1,696.70   $3,544.56   $  968.71   $1,663.70

with IPP & EBB Riders................  $1,011.79   $1,136.57   $1,919.76   $3,970.53   $1,011.79   $1,790.66

MAINSTAY VP MODERATE
  ALLOCATION--SERVICE CLASS

without any Riders...................  $  939.02   $  906.77   $1,542.51   $3,248.75   $  939.02   $1,576.08

with IPP Rider.......................  $  982.11   $1,042.78   $1,765.70   $3,675.19   $  982.11   $1,703.09

with EBB Rider.......................  $  967.75   $  997.58   $1,691.75   $3,535.15   $  967.75   $1,660.88

with IPP & EBB Riders................  $1,010.83   $1,133.59   $1,914.95   $3,961.62   $1,010.83   $1,787.88

MAINSTAY VP MODERATE GROWTH
  ALLOCATION--SERVICE CLASS

without any Riders...................  $  936.15   $  897.65   $1,527.46   $3,219.59   $  936.15   $1,567.56

with IPP Rider.......................  $  979.25   $1,033.79   $1,750.99   $3,647.45   $  979.25   $1,694.69

with EBB Rider.......................  $  964.88   $  988.55   $1,676.95   $3,506.97   $  964.88   $1,652.44

with IPP & EBB Riders................  $1,007.98   $1,124.68   $1,900.48   $3,934.80   $1,007.98   $1,779.56

MAINSTAY VP GROWTH
  ALLOCATION--SERVICE CLASS

without any Riders...................  $  938.07   $  903.74   $1,537.51   $3,239.05   $  938.07   $1,573.25

with IPP Rider.......................  $  981.16   $1,039.79   $1,760.79   $3,665.95   $  981.16   $1,700.29

with EBB Rider.......................  $  966.79   $  994.58   $1,686.84   $3,525.78   $  966.79   $1,658.08

with IPP & EBB Riders................  $1,009.89   $1,130.63   $1,910.13   $3,952.68   $1,009.89   $1,785.12

                                            EXPENSES IF YOU                 EXPENSES IF YOU DO NOT
                                     URRENDERED YOUR POLICY
                                         ----------------------   -------------------------------------------
INVESTMENT DIVISION                         5 YR        10 YR      1 YR       3 YR        5 YR        10 YR
-------------------                       ---------   ---------   -------   ---------   ---------   ---------
MAINSTAY VP CONSERVATIVE
  ALLOCATION--SERVICE CLASS
without any Riders...................     $2,144.54   $3,258.45   $297.21   $  909.81   $1,547.52   $3,258.45
with IPP Rider.......................     $2,354.28   $3,684.43   $343.19   $1,045.79   $1,770.59   $3,684.43
with EBB Rider.......................     $2,284.81   $3,544.56   $327.86   $1,000.60   $1,696.70   $3,544.56
with IPP & EBB Riders................     $2,494.54   $3,970.53   $373.84   $1,136.57   $1,919.76   $3,970.53
MAINSTAY VP MODERATE
  ALLOCATION--SERVICE CLASS
without any Riders...................     $2,139.83   $3,248.75   $296.18   $  906.77   $1,542.51   $3,248.75
with IPP Rider.......................     $2,349.68   $3,675.19   $342.16   $1,042.78   $1,765.70   $3,675.19
with EBB Rider.......................     $2,280.16   $3,535.15   $326.84   $  997.58   $1,691.75   $3,535.15
with IPP & EBB Riders................     $2,490.01   $3,961.62   $372.82   $1,133.59   $1,914.95   $3,961.62
MAINSTAY VP MODERATE GROWTH
  ALLOCATION--SERVICE CLASS
without any Riders...................     $2,125.68   $3,219.59   $293.11   $  897.65   $1,527.46   $3,219.59
with IPP Rider.......................     $2,335.86   $3,647.45   $339.11   $1,033.79   $1,750.99   $3,647.45
with EBB Rider.......................     $2,266.24   $3,506.97   $323.78   $  988.55   $1,676.95   $3,506.97
with IPP & EBB Riders................     $2,476.41   $3,934.80   $369.78   $1,124.68   $1,900.48   $3,934.80
MAINSTAY VP GROWTH
  ALLOCATION--SERVICE CLASS
without any Riders...................     $2,135.13   $3,239.05   $295.16   $  903.74   $1,537.51   $3,239.05
with IPP Rider.......................     $2,345.07   $3,665.95   $341.15   $1,039.79   $1,760.79   $3,665.95
with EBB Rider.......................     $2,275.53   $3,525.78   $325.82   $  994.58   $1,686.84   $3,525.78
with IPP & EBB Riders................     $2,485.48   $3,952.68   $371.81   $1,130.63   $1,910.13   $3,952.68

     Add the following to the table of expenses for policies purchased prior to June 2, 2003:


                                                      EXPENSES IF YOU                     EXPENSES IF YOU
                                                  ANNUITIZED YOUR POLICY               SURRENDERED YOUR POLICY
                                       ---------------------------------------------   ---------------------
INVESTMENT DIVISION                      1 YR        3 YR        5 YR        10 YR       1 YR        3 YR
-------------------                    ---------   ---------   ---------   ---------   ---------   ---------
MAINSTAY VP CONSERVATIVE
  ALLOCATION--SERVICE CLASS

without any Riders...................  $  939.98   $  909.81   $1,547.52   $3,258.45   $  939.98   $1,578.92

with IPP Rider.......................  $  983.07   $1,045.79   $1,770.59   $3,684.43   $  983.07   $1,705.89

with EBB Rider.......................  $  968.71   $1,000.60   $1,696.70   $3,544.56   $  968.71   $1,663.70

with IPP & EBB Riders................  $1,011.79   $1,136.57   $1,919.76   $3,970.53   $1,011.79   $1,790.66

MAINSTAY VP MODERATE ALLOCATION--
  SERVICE CLASS

without any Riders...................  $  939.02   $  906.77   $1,542.51   $3,248.75   $  939.02   $1,576.08

with IPP Rider.......................  $  982.11   $1,042.78   $1,765.70   $3,675.19   $  982.11   $1,703.09

with EBB Rider.......................  $  967.75   $  997.58   $1,691.75   $3,535.15   $  967.75   $1,660.88

with IPP & EBB Riders................  $1,010.83   $1,133.59   $1,914.95   $3,961.62   $1,010.83   $1,787.88

MAINSTAY VP MODERATE GROWTH
  ALLOCATION--SERVICE CLASS

without any Riders...................  $  936.15   $  897.65   $1,527.46   $3,219.59   $  936.15   $1,567.56

with IPP Rider.......................  $  979.25   $1,033.79   $1,750.99   $3,647.45   $  979.25   $1,694.69

with EBB Rider.......................  $  964.88   $  988.55   $1,676.95   $3,506.97   $  964.88   $1,652.44

with IPP & EBB Riders................  $1,007.98   $1,124.68   $1,900.48   $3,934.80   $1,007.98   $1,779.56

MAINSTAY VP GROWTH ALLOCATION--
  SERVICE CLASS

without any Riders...................  $  938.07   $  903.74   $1,537.51   $3,239.05   $  938.07   $1,573.25

with IPP Rider.......................  $  981.16   $1,039.79   $1,760.79   $3,665.95   $  981.16   $1,700.29

with EBB Rider.......................  $  966.79   $  994.58   $1,686.84   $3,525.78   $  966.79   $1,658.08

with IPP & EBB Riders................  $1,009.89   $1,130.63   $1,910.13   $3,952.68   $1,009.89   $1,785.12

                                            EXPENSES IF YOU                 EXPENSES IF YOU DO NOT
                                     URRENDERED YOUR POLICY
                                         ----------------------   -------------------------------------------
INVESTMENT DIVISION                         5 YR        10 YR      1 YR       3 YR        5 YR        10 YR
-------------------                       ---------   ---------   -------   ---------   ---------   ---------
MAINSTAY VP CONSERVATIVE
  ALLOCATION--SERVICE CLASS
without any Riders...................     $2,144.54   $3,258.45   $297.21   $  909.81   $1,547.52   $3,258.45
with IPP Rider.......................     $2,354.28   $3,684.43   $343.19   $1,045.79   $1,770.59   $3,684.43
with EBB Rider.......................     $2,284.81   $3,544.56   $327.86   $1,000.60   $1,696.70   $3,544.56
with IPP & EBB Riders................     $2,494.54   $3,970.53   $373.84   $1,136.57   $1,919.76   $3,970.53
MAINSTAY VP MODERATE ALLOCATION--
  SERVICE CLASS
without any Riders...................     $2,139.83   $3,248.75   $296.18   $  906.77   $1,542.51   $3,248.75
with IPP Rider.......................     $2,349.68   $3,675.19   $342.16   $1,042.78   $1,765.70   $3,675.19
with EBB Rider.......................     $2,280.16   $3,535.15   $326.84   $  997.58   $1,691.75   $3,535.15
with IPP & EBB Riders................     $2,490.01   $3,961.62   $372.82   $1,133.59   $1,914.95   $3,961.62
MAINSTAY VP MODERATE GROWTH
  ALLOCATION--SERVICE CLASS
without any Riders...................     $2,125.68   $3,219.59   $293.11   $  897.65   $1,527.46   $3,219.59
with IPP Rider.......................     $2,335.86   $3,647.45   $339.11   $1,033.79   $1,750.99   $3,647.45
with EBB Rider.......................     $2,266.24   $3,506.97   $323.78   $  988.55   $1,676.95   $3,506.97
with IPP & EBB Riders................     $2,476.41   $3,934.80   $369.78   $1,124.68   $1,900.48   $3,934.80
MAINSTAY VP GROWTH ALLOCATION--
  SERVICE CLASS
without any Riders...................     $2,135.13   $3,239.05   $295.16   $  903.74   $1,537.51   $3,239.05
with IPP Rider.......................     $2,345.07   $3,665.95   $341.15   $1,039.79   $1,760.79   $3,665.95
with EBB Rider.......................     $2,275.53   $3,525.78   $325.82   $  994.58   $1,686.84   $3,525.78
with IPP & EBB Riders................     $2,485.48   $3,952.68   $371.81   $1,130.63   $1,910.13   $3,952.68

IV. NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION AND THE SEPARATE ACCOUNT--FUND INFORMATION

     Add the following to the table showing the FUNDS, INVESTMENT ADVISORS AND ELIGIBLE PORTFOLIOS available under the policies:


             FUND                      INVESTMENT ADVISOR                      ELIGIBLE PORTFOLIOS
                                 -                                -
MainStay VP Series Fund, Inc.    New York Life Investment         MainStay VP Conservative Allocation;
                                 Management LLC                   MainStay VP Moderate Allocation;
                                                                  MainStay VP Moderate Growth Allocation;
                                                                  MainStay VP Growth Allocation

                             ---------------------

                New York Life Insurance and Annuity Corporation
                            (A Delaware corporation)
                               51 Madison Avenue
                            New York, New York 10010

                        MAINSTAY ACCESS VARIABLE ANNUITY


                                  INVESTING IN


                 NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT--III


                       SUPPLEMENT DATED DECEMBER 23, 2005
                      TO THE PROSPECTUS DATED MAY 1, 2005

     This supplement amends the May 1, 2005 prospectus for the MainStay Access Variable Annuity Policies ("policies"). You should read this information carefully before you invest and retain this supplement for future reference together with the prospectus. This supplement is not valid unless it is read in conjunction with the May 1, 2005 prospectus for the policies. All capitalized terms have the same meaning as those included in the prospectus.

     The purpose of this supplement is to describe four new Investment Divisions that will be available under the policies as of February 13, 2006.

     Keeping these purposes in mind, please note the following:

I. ADDITIONAL PORTFOLIOS AVAILABLE FEBRUARY 13, 2006

          On the first page, add "MainStay VP Conservative Allocation--Service Class", "MainStay VP Moderate Allocation--Service Class", "MainStay VP Moderate Growth Allocation--Service Class" and "MainStay VP Growth Allocation--Service Class" to the list of Investment Divisions.

          Throughout the prospectus, all references to 40 Investment Divisions should be changed to refer to 44 Investment Divisions.

II. TOTAL ANNUAL FUND OPERATING EXPENSES

     Add the following to the table showing the TOTAL ANNUAL FUND OPERATING
EXPENSES:

 ----------------------------------------------------------------------------------------------------------------------------
                                                                                           TOTAL FUND
                                                                                             ANNUAL
                                                                           UNDERLYING       EXPENSES
                                                                           PORTFOLIO         BEFORE
                        ADVISORY   ADMINISTRATION   12B-1       OTHER       FEES AND         EXPENSE             EXPENSE
         FUND            FEE(A)         FEE         FEE(B)    EXPENSES      EXPENSES     REIMBURSEMENTS)    REIMBURSEMENTS(C)
 ----------------------------------------------------------------------------------------------------------------------------
 MainStay VP
 Conservative
 Allocation--Service
 Class                    0.00%         0.00%        0.25%      0.41%         0.80%           1.46%               0.16%
 ----------------------------------------------------------------------------------------------------------------------------
 MainStay VP Moderate
 Allocation--Service
 Class                    0.00%         0.00%        0.25%      0.30%         0.79%           1.34%               0.05%
 ----------------------------------------------------------------------------------------------------------------------------
 MainStay VP Moderate
 Growth
 Allocation--Service
 Class                    0.00%         0.00%        0.25%      0.33%         0.76%           1.34%               0.08%
 ----------------------------------------------------------------------------------------------------------------------------
 MainStay VP Growth
 Allocation--Service
 Class                    0.00%         0.00%        0.25%      0.66%         0.78%           1.69%               0.41%
 ----------------------------------------------------------------------------------------------------------------------------

 ---------------------  -----------------
                               NET
                           TOTAL FUND
                             ANNUAL
                            EXPENSES
                          AFTER EXPENSE
         FUND            REIMBURSEMENTS
 ---------------------  -----------------
 MainStay VP
 Conservative
 Allocation--Service
 Class                        1.30%
 ----------------------------------------------------------
 MainStay VP Moderate
 Allocation--Service
 Class                        1.29%
 ----------------------------------------------------------------------------
 MainStay VP Moderate
 Growth
 Allocation--Service
 Class                        1.26%
 ----------------------------------------------------------------------------------------------
 MainStay VP Growth
 Allocation--Service
 Class                        1.28%
 ----------------------------------------------------------------------------------------------------------------

(a) The fees designated as "Advisory Fees" reflect "Management Fees," which includes both Advisory Fees and Administration Fees for these Portfolios.

(b) Because the 12b-1 fee charge is an ongoing fee, the fee will increase the cost of your investment and may cost you more than paying other types of sales charges.

(c) "Other Expenses" are based on estimated amounts for the current fiscal year. The Manager has agreed to waive other fees and/or reimburse the Portfolio for certain expenses so that net annual operating expenses for the Initial Class shares, excluding Underlying Fund expenses, do not exceed 0.25%. NYLIM will apply an equivalent reimbursement, in an equal amount of basis points, to the Service Class shares. These expense limitations may be modified or terminated only with the approval of the Board of Directors. NYLIM may recoup the amount of any expense reimbursements from a share class pursuant to this agreement if such action does not cause a class to exceed existing expense limitations and the recoupment is made within three years after the year in which NYLIM incurred the expense.

(d) The MainStay VP Conservative Allocation, MainStay VP Moderate Allocation, MainStay VP Moderate Growth Allocation, and MainStay VP Growth Allocation Portfolios (the "MainStay Asset Allocation Portfolios") invest in shares of other MainStay VP Series Fund portfolios (the "Underlying Portfolios"). Amounts shown reflect each MainStay Asset Allocation Portfolio's pro rata share of the fees and expenses of the various Underlying Portfolios in which it invests. The fees and expenses have been estimated based on the respective weighted investment allocations as of the date of this Prospectus.

III. EXAMPLES TABLE


     Add the following to the table of expenses:



                                                                1 YR         3 YR         5 YR         10 YR
                                                              ---------    ---------    ---------    ---------
INVESTMENT DIVISION
MAINSTAY VP CONSERVATIVE ALLOCATION--SERVICE CLASS
without EBB Riders..........................................  $  308.46    $  943.21    $1,602.51    $3,364.50
with EBB Rider..............................................  $  339.09    $1,033.71    $1,750.87    $3,647.21
MAINSTAY VP MODERATE ALLOCATION--SERVICE CLASS
without EBB Riders..........................................  $  307.43    $  940.18    $1,597.53    $3,354.91
with EBB Rider..............................................  $  338.06    $1,030.69    $1,745.93    $3,637.90
MAINSTAY VP MODERATE GROWTH ALLOCATION--SERVICE CLASS
without EBB Riders..........................................  $  304.37    $  931.07    $1,582.54    $3,326.04
with EBB Rider..............................................  $  335.01    $1,021.68    $1,731.21    $3,610.00
MAINSTAY VP GROWTH ALLOCATION--SERVICE CLASS
without EBB Riders..........................................  $  306.42    $  937.14    $1,592.53    $3,345.29
with EBB Rider..............................................  $  337.05    $1,027.70    $1,741.04    $3,628.63

IV. NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION AND THE SEPARATE ACCOUNT--FUND INFORMATION

     Add the following to the table showing the FUNDS, INVESTMENT ADVISORS AND ELIGIBLE PORTFOLIOS available under the policies:
--------------------------------------------------------------------------------


               FUND                       INVESTMENT ADVISOR                      ELIGIBLE PORTFOLIOS
                                    -                                -
MainStay VP Series Fund, Inc.       New York Life Investment         MainStay VP Conservative Allocation;
                                    Management LLC                   MainStay VP Moderate Allocation;
                                                                     MainStay VP Moderate Growth Allocation;
                                                                     MainStay VP Growth Allocation

                             ---------------------

                New York Life Insurance and Annuity Corporation
                            (A Delaware corporation)
                               51 Madison Avenue
                            New York, New York 10010

                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                              FINANCIAL STATEMENTS

            SERIES I POLICIES:               LifeStages(R) Variable Annuity
                                             LifeStages(R) Flexible Premium Variable
                                             Annuity
                                             MainStay Plus Variable Annuity

            SERIES II POLICIES:              LifeStages(R) Access Variable Annuity
                                             MainStay Access Variable Annuity

            SERIES III POLICIES:             LifeStages(R) Premium Plus Variable
                                             Annuity
                                             MainStay Premium Plus Variable Annuity
                                             AmSouth Premium Plus Variable Annuity

            SERIES IV POLICIES:              LifeStages(R) Essentials Variable Annuity
                                             MainStay Plus II Variable Annuity

            SERIES V POLICIES:               LifeStages(R) Select Variable Annuity
                                             MainStay Select Variable Annuity

            SERIES VI POLICIES:              LifeStages(R) Premium Plus II Variable
                                             Annuity
                                             MainStay Premium Plus II Variable Annuity
                                             AmSouth Premium Plus II Variable Annuity

STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2004


                                                                                MAINSTAY VP
                                                               MAINSTAY VP        CAPITAL        MAINSTAY VP
                                                                  BOND--       APPRECIATION--        CASH
                                                              INITIAL CLASS    INITIAL CLASS      MANAGEMENT
                                                              ------------------------------------------------
ASSETS:
  Investment at net asset value.............................   $236,220,111     $373,225,872     $199,754,201

LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges......................        808,998        1,193,898          760,848
    Administrative charges..................................         71,503          135,237           64,528
                                                               ------------     ------------     ------------
      Total net assets......................................   $235,339,610     $371,896,737     $198,928,825
                                                               ============     ============     ============
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
    Series I Policies.......................................   $165,677,653     $338,178,879     $125,021,822
    Series II Policies......................................      1,249,790          862,087        3,728,076
    Series III Policies.....................................     53,616,000       23,809,545       40,777,869
    Series IV Policies......................................     14,522,055        8,987,938       17,481,120
    Series V Policies.......................................        274,112           58,288        2,338,752
    Series VI Policies......................................             --               --        9,581,186
  Net assets retained in Separate Accounts by
    New York Life Insurance and Annuity Corporation.........             --               --               --
                                                               ------------     ------------     ------------
      Total net assets......................................   $235,339,610     $371,896,737     $198,928,825
                                                               ============     ============     ============
    Series I variable accumulation unit value...............   $      16.01     $      16.70     $       1.25
                                                               ============     ============     ============
    Series II variable accumulation unit value..............   $      13.00     $       6.26     $       1.03
                                                               ============     ============     ============
    Series III variable accumulation unit value.............   $      12.73     $       5.71     $       1.02
                                                               ============     ============     ============
    Series IV variable accumulation unit value..............   $      11.39     $       9.59     $       0.98
                                                               ============     ============     ============
    Series V variable accumulation unit value...............   $      11.03     $      11.73     $       0.98
                                                               ============     ============     ============
    Series VI variable accumulation unit value..............   $         --     $         --     $       0.98
                                                               ============     ============     ============
Identified Cost of Investment...............................   $242,307,945     $522,766,518     $199,759,443
                                                               ============     ============     ============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III


                                                            MAINSTAY VP        MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
      MAINSTAY VP       MAINSTAY VP       MAINSTAY VP        HIGH YIELD       INTERNATIONAL        MID CAP           MID CAP
    COMMON STOCK--     CONVERTIBLE--     GOVERNMENT--     CORPORATE BOND--      EQUITY--           CORE--           GROWTH--
     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS      INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
    ----------------------------------------------------------------------------------------------------------------------------
     $315,097,283      $219,915,086      $190,302,719       $800,252,554       $73,923,953       $60,361,437       $84,853,698

        1,012,909           732,295           659,827          2,619,161           243,551           195,783           276,342
          108,303            68,973            56,879            256,522            22,113            16,458            23,291
     ------------      ------------      ------------       ------------       -----------       -----------       -----------
     $313,976,071      $219,113,818      $189,586,013       $797,376,871       $73,658,289       $60,149,196       $84,554,065
     ============      ============      ============       ============       ===========       ===========       ===========
     $270,485,169      $162,933,189      $127,522,329       $623,761,962       $52,909,727       $33,468,165       $48,681,193
        1,065,137         1,516,011         1,441,576          5,697,825           576,954           154,575           292,125
       32,680,186        41,714,466        46,404,890        124,365,201        15,214,304        15,820,335        22,005,019
        9,420,894        12,704,302        13,856,516         42,153,383         4,582,301         5,835,440         7,943,643
          324,685           245,850           360,702          1,398,500           375,003            23,915           106,211
               --                --                --                 --                --                --                --
               --                --                --                 --                --         4,846,766         5,525,874
     ------------      ------------      ------------       ------------       -----------       -----------       -----------
     $313,976,071      $219,113,818      $189,586,013       $797,376,871       $73,658,289       $60,149,196       $84,554,065
     ============      ============      ============       ============       ===========       ===========       ===========
     $      22.23      $      17.59      $      15.46       $      22.70       $     18.09       $     12.92       $     11.05
     ============      ============      ============       ============       ===========       ===========       ===========
     $       7.75      $       9.93      $      12.28       $      14.38       $     11.02       $     13.93       $     14.10
     ============      ============      ============       ============       ===========       ===========       ===========
     $       7.80      $       9.50      $      12.14       $      14.12       $     11.05       $     13.39       $     11.24
     ============      ============      ============       ============       ===========       ===========       ===========
     $      11.00      $      11.68      $      10.98       $      14.44       $     13.07       $     13.10       $     12.09
     ============      ============      ============       ============       ===========       ===========       ===========
     $      12.38      $      12.96      $      10.68       $      15.22       $     14.39       $     15.47       $     17.45
     ============      ============      ============       ============       ===========       ===========       ===========
     $         --      $         --      $         --       $         --       $        --       $        --       $        --
     ============      ============      ============       ============       ===========       ===========       ===========
     $359,052,483      $209,812,059      $198,000,677       $724,781,753       $57,792,811       $45,513,634       $62,706,875
     ============      ============      ============       ============       ===========       ===========       ===========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2004


                                                               MAINSTAY VP      MAINSTAY VP      MAINSTAY VP
                                                                 MID CAP          S&P 500         SMALL CAP
                                                                 VALUE--          INDEX--          GROWTH--
                                                              INITIAL CLASS    INITIAL CLASS    INITIAL CLASS
                                                              -----------------------------------------------
ASSETS:
  Investment at net asset value.............................   $145,266,697     $636,616,298     $72,886,816

LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges......................        468,339        2,064,788         243,715
    Administrative charges..................................         38,429          214,483          20,668
                                                               ------------     ------------     -----------
      Total net assets......................................   $144,759,929     $634,337,027     $72,622,433
                                                               ============     ============     ===========
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
    Series I Policies.......................................   $ 83,639,829     $533,383,485     $40,183,772
    Series II Policies......................................        806,706        1,797,453         449,401
    Series III Policies.....................................     40,033,706       76,899,355      18,572,919
    Series IV Policies......................................     13,799,321       21,843,210       8,101,021
    Series V Policies.......................................        378,080          413,524         129,801
    Series VI Policies......................................             --               --              --
  Net assets retained in Separate Accounts by
    New York Life Insurance and Annuity Corporation.........      6,102,287               --       5,185,519
                                                               ------------     ------------     -----------
      Total net assets......................................   $144,759,929     $634,337,027     $72,622,433
                                                               ============     ============     ===========
    Series I variable accumulation unit value...............   $      12.20     $      22.60     $     10.37
                                                               ============     ============     ===========
    Series II variable accumulation unit value..............   $      12.10     $       8.56     $     10.63
                                                               ============     ============     ===========
    Series III variable accumulation unit value.............   $      12.30     $       8.32     $     10.30
                                                               ============     ============     ===========
    Series IV variable accumulation unit value..............   $      11.92     $      11.29     $     11.16
                                                               ============     ============     ===========
    Series V variable accumulation unit value...............   $      11.97     $      13.43     $     12.41
                                                               ============     ============     ===========
    Series VI variable accumulation unit value..............   $         --     $         --     $        --
                                                               ============     ============     ===========
Identified Cost of Investment...............................   $113,687,448     $671,418,259     $57,088,002
                                                               ============     ============     ===========

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                          MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                                           AMERICAN           DREYFUS         EAGLE ASSET          LORD              ALGER
      MAINSTAY VP                           CENTURY            LARGE          MANAGEMENT          ABBETT            AMERICAN
         TOTAL          MAINSTAY VP        INCOME &           COMPANY           GROWTH          DEVELOPING           SMALL
       RETURN--           VALUE--          GROWTH--           VALUE--          EQUITY--          GROWTH--       CAPITALIZATION--
     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     CLASS O SHARES
    ----------------------------------------------------------------------------------------------------------------------------
     $247,209,372      $259,705,370       $58,114,634       $54,612,610      $ 97,078,458       $31,758,580       $80,316,149

          803,355           840,315           186,733           184,015           323,301           106,722           265,570
           87,334            83,256            18,625            15,982            33,294            10,197            26,644
     ------------      ------------       -----------       -----------      ------------       -----------       -----------
     $246,318,683      $258,781,799       $57,909,276       $54,412,613      $ 96,721,863       $31,641,661       $80,023,935
     ============      ============       ===========       ===========      ============       ===========       ===========
     $216,659,229      $205,051,812       $46,438,284       $37,373,939      $ 79,285,273       $17,675,673       $64,616,366
          724,228         1,017,180           315,948           395,137           473,404           174,290           442,373
       21,717,892        40,492,337         8,690,204        13,233,635        13,388,947         5,537,611        12,381,165
        6,865,968        11,986,703         2,452,375         3,136,639         3,497,244         1,530,380         2,437,517
          351,366           233,767            12,465           273,263            76,995            13,961           146,514
               --                --                --                --                --                --                --
               --                --                --                --                --         6,709,746                --
     ------------      ------------       -----------       -----------      ------------       -----------       -----------
     $246,318,683      $258,781,799       $57,909,276       $54,412,613      $ 96,721,863       $31,641,661       $80,023,935
     ============      ============       ===========       ===========      ============       ===========       ===========
     $      17.84      $      19.99       $     11.19       $     11.18      $      11.98       $      8.66       $      9.92
     ============      ============       ===========       ===========      ============       ===========       ===========
     $       8.20      $      11.66       $      9.24       $     10.34      $       6.70       $      8.28       $      6.94
     ============      ============       ===========       ===========      ============       ===========       ===========
     $       7.85      $      11.14       $      9.06       $     10.21      $       5.72       $      8.32       $      6.43
     ============      ============       ===========       ===========      ============       ===========       ===========
     $      10.79      $      10.56       $     11.48       $     11.06      $       9.60       $     11.00       $     13.20
     ============      ============       ===========       ===========      ============       ===========       ===========
     $      12.19      $      11.40       $     12.65       $     14.52      $      11.58       $     13.64       $     15.47
     ============      ============       ===========       ===========      ============       ===========       ===========
     $         --      $         --       $        --       $        --      $         --       $        --       $        --
     ============      ============       ===========       ===========      ============       ===========       ===========
     $280,994,662      $238,331,025       $54,453,939       $48,170,866      $130,445,702       $30,525,948       $61,756,653
     ============      ============       ===========       ===========      ============       ===========       ===========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2004


                                                                 AMSOUTH          AMSOUTH          AMSOUTH
                                                                 ENHANCED      INTERNATIONAL      LARGE CAP
                                                               MARKET FUND      EQUITY FUND          FUND
                                                              ------------------------------------------------
ASSETS:
  Investment at net asset value.............................    $3,003,220        $755,095        $4,474,645

LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges......................        12,182           3,106            17,708
    Administrative charges..................................            --              --                --
                                                                ----------        --------        ----------
      Total net assets......................................    $2,991,038        $751,989        $4,456,937
                                                                ==========        ========        ==========
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
    Series I Policies.......................................    $       --        $     --        $       --
    Series II Policies......................................            --              --                --
    Series III Policies.....................................     2,576,105         558,035         3,895,889
    Series IV Policies......................................            --              --                --
    Series V Policies.......................................            --              --                --
    Series VI Policies......................................       414,933         193,954           561,048
                                                                ----------        --------        ----------
      Total net assets......................................    $2,991,038        $751,989        $4,456,937
                                                                ==========        ========        ==========
    Series I variable accumulation unit value...............    $       --        $     --        $       --
                                                                ==========        ========        ==========
    Series II variable accumulation unit value..............    $       --        $     --        $       --
                                                                ==========        ========        ==========
    Series III variable accumulation unit value.............    $     8.94        $  12.65        $     8.46
                                                                ==========        ========        ==========
    Series IV variable accumulation unit value..............    $       --        $     --        $       --
                                                                ==========        ========        ==========
    Series V variable accumulation unit value...............    $       --        $     --        $       --
                                                                ==========        ========        ==========
    Series VI variable accumulation unit value..............    $    12.23        $  15.65        $    11.42
                                                                ==========        ========        ==========
Identified Cost of Investment...............................    $2,593,674        $547,741        $4,009,518
                                                                ==========        ========        ==========

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                                                                                JANUS ASPEN
                                          DREYFUS IP        FIDELITY(R)       FIDELITY(R)         SERIES
        AMSOUTH           CALVERT         TECHNOLOGY            VIP               VIP           BALANCED--
        MID CAP           SOCIAL           GROWTH---      CONTRAFUND(R)--   EQUITY-INCOME--    INSTITUTIONAL
         FUND            BALANCED       INITIAL SHARES     INITIAL CLASS     INITIAL CLASS        SHARES
    ---------------------------------------------------------------------------------------------------------
      $1,974,439        $47,756,342       $27,790,973      $385,871,829      $240,790,909      $601,869,286

           7,682            159,537            98,895         1,248,700           785,574         1,973,428
              --             13,865             7,849           128,889            76,499           205,989
      ----------        -----------       -----------      ------------      ------------      ------------
      $1,966,757        $47,582,940       $27,684,229      $384,494,240      $239,928,836      $599,689,869
      ==========        ===========       ===========      ============      ============      ============
      $       --        $30,071,090       $16,779,506      $319,270,069      $189,505,567      $501,432,024
              --            156,679           112,618         1,464,723         1,371,891         2,175,730
       1,695,060         10,514,007         8,361,621        48,944,070        39,177,504        74,258,784
              --          4,417,260         2,401,884        14,289,696         9,222,957        21,176,603
              --            750,791            28,600           525,682           650,917           646,728
         271,697          1,673,113                --                --                --                --
      ----------        -----------       -----------      ------------      ------------      ------------
      $1,966,757        $47,582,940       $27,684,229      $384,494,240      $239,928,836      $599,689,869
      ==========        ===========       ===========      ============      ============      ============
      $       --        $     17.86       $      8.67      $      21.00      $      17.67      $      20.52
      ==========        ===========       ===========      ============      ============      ============
      $       --        $      9.29       $     10.56      $      11.02      $      11.49      $      10.62
      ==========        ===========       ===========      ============      ============      ============
      $     8.50        $      9.02       $      8.79      $      10.58      $      11.31      $      10.00
      ==========        ===========       ===========      ============      ============      ============
      $       --        $     11.58       $     10.55      $      12.43      $      11.51      $      11.05
      ==========        ===========       ===========      ============      ============      ============
      $       --        $     12.55       $     13.97      $      14.73      $      11.54      $      11.42
      ==========        ===========       ===========      ============      ============      ============
      $    13.37        $     11.48       $        --      $         --      $         --      $         --
      ==========        ===========       ===========      ============      ============      ============
      $1,539,470        $47,261,407       $26,123,761      $341,074,240      $213,355,540      $610,831,167
      ==========        ===========       ===========      ============      ============      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2004

                                                               JANUS ASPEN
                                                                  SERIES           MFS(R)
                                                                WORLDWIDE        INVESTORS          MFS(R)
                                                                 GROWTH--          TRUST           RESEARCH
                                                              INSTITUTIONAL       SERIES--         SERIES--
                                                                  SHARES       INITIAL CLASS    INITIAL CLASS
                                                              ------------------------------------------------
ASSETS:
  Investment at net asset value.............................   $256,632,470     $32,221,594      $42,702,631

LIABILITIES:
  Liability to New York Life Insurance and Annuity
  Corporation for:
    Mortality and expense risk charges......................        839,789         108,065          141,520
    Administrative charges..................................         95,219          10,048           14,085
                                                               ------------     -----------      -----------
      Total net assets......................................   $255,697,462     $32,103,481      $42,547,026
                                                               ============     ===========      ===========
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
    Series I Policies.......................................   $231,574,455     $24,301,947      $34,542,077
    Series II Policies......................................        984,709         367,601          298,355
    Series III Policies.....................................     16,987,185       6,023,648        6,554,474
    Series IV Policies......................................      6,016,079       1,318,852        1,125,434
    Series V Policies.......................................        135,034          91,433           26,686
    Series VI Policies......................................             --              --               --
                                                               ------------     -----------      -----------
      Total net assets......................................   $255,697,462     $32,103,481      $42,547,026
                                                               ============     ===========      ===========
    Series I variable accumulation unit value...............   $      15.18     $      9.35      $     10.09
                                                               ============     ===========      ===========
    Series II variable accumulation unit value..............   $       6.46     $      8.28      $      7.15
                                                               ============     ===========      ===========
    Series III variable accumulation unit value.............   $       5.93     $      8.14      $      6.84
                                                               ============     ===========      ===========
    Series IV variable accumulation unit value..............   $       9.83     $     10.75      $     11.07
                                                               ============     ===========      ===========
    Series V variable accumulation unit value...............   $      12.48     $     13.62      $     13.44
                                                               ============     ===========      ===========
    Series VI variable accumulation unit value..............   $         --     $        --      $        --
                                                               ============     ===========      ===========
Identified Cost of Investment...............................   $397,715,716     $31,733,754      $46,848,823
                                                               ============     ===========      ===========

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                            NEUBERGER                                            VAN KAMPEN
                             BERMAN                                                  UIF
                               AMT          T. ROWE PRICE        VAN ECK          EMERGING
          MFS(R)             MID-CAP           EQUITY           WORLDWIDE          MARKETS
    UTILITIES SERIES--      GROWTH--           INCOME             HARD            EQUITY--
      INITIAL CLASS          CLASS I          PORTFOLIO          ASSETS            CLASS I
    ------------------------------------------------------------------------------------------
        $  3,960,340      $  8,197,767      $211,108,484      $ 47,952,549       $48,468,631

              14,098            28,544           687,066           153,393           161,305
                 739             1,750            59,415             9,834            16,370
        ------------      ------------      ------------      ------------       -----------
        $  3,945,503      $  8,167,473      $210,362,003      $ 47,789,322       $48,290,956
        ============      ============      ============      ============       ===========
        $  1,791,903      $  3,794,985      $144,310,514      $ 19,772,639       $39,054,888
              23,186            58,995         1,477,880           292,393           163,869
           1,955,068         3,531,381        50,653,136        16,224,345         7,049,889
             131,694           672,156        13,286,083         7,059,389         1,965,315
              43,652           109,956           634,390           371,135            56,995
                  --                --                --         4,069,421                --
        ------------      ------------      ------------      ------------       -----------
        $  3,945,503      $  8,167,473      $210,362,003      $ 47,789,322       $48,290,956
        ============      ============      ============      ============       ===========
        $      11.57      $       9.73      $      13.88      $      15.55       $     12.70
        ============      ============      ============      ============       ===========
        $      13.61      $      10.02      $      13.24      $      15.41       $      9.15
        ============      ============      ============      ============       ===========
        $      10.87      $      10.08      $      12.95      $      15.61       $     10.63
        ============      ============      ============      ============       ===========
        $      17.50      $      14.01      $      11.51      $      14.71       $     14.10
        ============      ============      ============      ============       ===========
        $      15.62      $      13.53      $      11.68      $      18.55       $     18.07
        ============      ============      ============      ============       ===========
        $         --      $         --      $         --      $      16.35       $        --
        ============      ============      ============      ============       ===========
        $  2,950,456      $  6,809,179      $178,026,989      $ 37,665,181       $37,268,210
        ============      ============      ============      ============       ===========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2004


                                                                MAINSTAY VP
                                             MAINSTAY VP          CAPITAL         MAINSTAY VP       MAINSTAY VP
                                                BOND--         APPRECIATION--    COMMON STOCK--    CONVERTIBLE--
                                            SERVICE CLASS      SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
                                           ----------------------------------------------------------------------
ASSETS:
  Investment at net asset value..........    $54,580,678        $43,499,848       $30,637,959       $67,956,533

LIABILITIES:
  Liability to New York Life Insurance
  and Annuity Corporation for:
    Mortality and expense risk charges...        188,640            152,543           104,602           231,944
    Administrative charges...............          9,818              7,414             5,809            12,416
                                             -----------        -----------       -----------       -----------
      Total net assets...................    $54,382,220        $43,339,891       $30,527,548       $67,712,173
                                             ===========        ===========       ===========       ===========
TOTAL NET ASSETS REPRESENTED BY:
  Net assets of Policyowners:
    Series I Policies....................    $ 7,474,420        $ 7,459,016       $ 4,809,647       $10,142,224
    Series II Policies...................          5,223              6,057                --            23,702
    Series III Policies..................     19,602,837         16,080,822        10,273,852        23,423,826
    Series IV Policies...................     16,738,101         10,571,112        10,069,951        20,014,251
    Series V Policies....................      1,361,662            428,733           213,230         1,466,426
    Series VI Policies...................      9,199,977          8,794,151         5,160,868        12,641,744
                                             -----------        -----------       -----------       -----------
      Total net assets...................    $54,382,220        $43,339,891       $30,527,548       $67,712,173
                                             ===========        ===========       ===========       ===========
    Series I variable accumulation unit
      value..............................    $     10.15        $     11.42       $     12.44       $     11.48
                                             ===========        ===========       ===========       ===========
    Series II variable accumulation unit
      value..............................    $     10.02        $     10.31       $     10.00       $     10.11
                                             ===========        ===========       ===========       ===========
    Series III variable accumulation unit
      value..............................    $     10.12        $     11.52       $     12.34       $     11.49
                                             ===========        ===========       ===========       ===========
    Series IV variable accumulation unit
      value..............................    $     10.15        $     11.41       $     12.43       $     11.41
                                             ===========        ===========       ===========       ===========
    Series V variable accumulation unit
      value..............................    $     10.02        $     11.20       $     12.29       $     11.34
                                             ===========        ===========       ===========       ===========
    Series VI variable accumulation unit
      value..............................    $     10.09        $     11.36       $     12.37       $     11.28
                                             ===========        ===========       ===========       ===========
Identified Cost of Investment............    $56,354,186        $41,076,227       $27,826,548       $64,876,808
                                             ===========        ===========       ===========       ===========

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund, AmSouth Mid Cap Fund, Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                         MAINSTAY VP
                          HIGH YIELD        MAINSTAY VP        MAINSTAY VP        MAINSTAY VP        MAINSTAY VP
      MAINSTAY VP         CORPORATE        INTERNATIONAL         MID CAP            MID CAP            MID CAP
      GOVERNMENT--          BOND--            EQUITY--            CORE--            GROWTH--           VALUE--
     SERVICE CLASS      SERVICE CLASS      SERVICE CLASS      SERVICE CLASS      SERVICE CLASS      SERVICE CLASS
    ---------------------------------------------------------------------------------------------------------------
      $35,848,913        $254,708,199       $44,926,428        $37,696,567        $61,004,366        $71,726,052

          120,968             850,041           149,149            124,611            207,493            233,196
            6,898              45,536             7,684              6,396             10,545             11,160
      -----------        ------------       -----------        -----------        -----------        -----------
      $35,721,047        $253,812,622       $44,769,595        $37,565,560        $60,786,328        $71,481,696
      ===========        ============       ===========        ===========        ===========        ===========
      $ 6,080,119        $ 33,433,962       $ 5,974,844        $ 5,875,735        $ 9,510,434        $ 9,219,891
            4,660              63,992             7,609             11,387              5,468             34,110
       12,874,507          94,870,877        16,793,257         13,092,046         21,257,083         25,829,800
       11,256,139          76,786,174        13,747,642         10,128,229         17,454,491         21,167,558
          705,706           8,737,445           684,423            655,817            853,909            832,677
        4,799,916          39,920,172         7,561,820          7,802,346         11,704,943         14,397,660
      -----------        ------------       -----------        -----------        -----------        -----------
      $35,721,047        $253,812,622       $44,769,595        $37,565,560        $60,786,328        $71,481,696
      ===========        ============       ===========        ===========        ===========        ===========
      $      9.91        $      12.65       $     13.55        $     14.19        $     14.56        $     13.41
      ===========        ============       ===========        ===========        ===========        ===========
      $     10.01        $      10.18       $     10.19        $     10.19        $     10.24        $     10.29
      ===========        ============       ===========        ===========        ===========        ===========
      $      9.83        $      12.56       $     13.30        $     14.06        $     14.23        $     13.52
      ===========        ============       ===========        ===========        ===========        ===========
      $      9.91        $      12.71       $     13.38        $     14.09        $     14.26        $     13.40
      ===========        ============       ===========        ===========        ===========        ===========
      $      9.85        $      12.54       $     12.96        $     14.09        $     13.94        $     13.25
      ===========        ============       ===========        ===========        ===========        ===========
      $      9.85        $      12.58       $     13.08        $     13.94        $     14.48        $     13.33
      ===========        ============       ===========        ===========        ===========        ===========
      $36,765,835        $250,871,542       $39,258,139        $32,648,793        $50,931,023        $63,292,823
      ===========        ============       ===========        ===========        ===========        ===========


       MAINSTAY VP
         S&P 500
         INDEX--
      SERVICE CLASS
     ----------------
       $133,283,232
            444,532
             24,087
       ------------
       $132,814,613
       ============
       $ 20,963,803
             16,330
         51,775,376
         38,290,446
          2,782,384
         18,986,274
       ------------
       $132,814,613
       ============
       $      12.24
       ============
       $      10.25
       ============
       $      12.15
       ============
       $      12.23
       ============
       $      12.16
       ============
       $      12.17
       ============
       $122,598,429
       ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2004

                                                                                                        MAINSTAY VP
                                                                                                          AMERICAN
                                               MAINSTAY VP        MAINSTAY VP                             CENTURY
                                                SMALL CAP            TOTAL           MAINSTAY VP          INCOME &
                                                 GROWTH--           RETURN--           VALUE--            GROWTH--
                                              SERVICE CLASS      SERVICE CLASS      SERVICE CLASS      SERVICE CLASS
                                             --------------------------------------------------------------------
ASSETS:
  Investment at net asset value............    $49,499,869        $34,331,434        $50,768,128        $16,769,418

LIABILITIES:
  Liability to New York Life Insurance and
  Annuity Corporation for:
    Mortality and expense risk charges.....        171,232            121,273            173,198             52,404
    Administrative charges.................          8,805              5,846              8,716              2,920
                                               -----------        -----------        -----------        -----------
      Total net assets.....................    $49,319,832        $34,204,315        $50,586,214        $16,714,094
                                               ===========        ===========        ===========        ===========
TOTAL NET ASSETS REPRESENTED BY:
  Net assets of Policyowners:
    Series I Policies......................    $ 7,814,539        $ 5,621,633        $ 8,002,696        $ 2,449,943
    Series II Policies.....................          6,136                607              5,752             13,195
    Series III Policies....................     16,734,051         13,523,645         19,389,133          5,324,376
    Series IV Policies.....................     14,487,100          8,501,540         14,110,677          5,136,050
    Series V Policies......................        634,748            486,592            544,189            291,855
    Series VI Policies.....................      9,643,258          6,070,298          8,533,767          3,498,675
                                               -----------        -----------        -----------        -----------
      Total net assets.....................    $49,319,832        $34,204,315        $50,586,214        $16,714,094
                                               ===========        ===========        ===========        ===========
    Series I variable accumulation unit
      value................................    $     13.17        $     11.23        $     12.64        $     12.27
                                               ===========        ===========        ===========        ===========
    Series II variable accumulation unit
      value................................    $     10.30        $     10.11        $     10.21        $     10.14
                                               ===========        ===========        ===========        ===========
    Series III variable accumulation unit
      value................................    $     13.23        $     11.19        $     12.54        $     12.59
                                               ===========        ===========        ===========        ===========
    Series IV variable accumulation unit
      value................................    $     12.91        $     11.35        $     12.82        $     12.53
                                               ===========        ===========        ===========        ===========
    Series V variable accumulation unit
      value................................    $     12.54        $     11.01        $     12.51        $     12.35
                                               ===========        ===========        ===========        ===========
    Series VI variable accumulation unit
      value................................    $     13.10        $     11.01        $     12.57        $     12.40
                                               ===========        ===========        ===========        ===========
Identified Cost of Investment..............    $44,566,377        $32,901,093        $46,310,669        $15,421,002
                                               ===========        ===========        ===========        ===========

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund, AmSouth Mid Cap Fund, Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

      MAINSTAY VP        MAINSTAY VP        MAINSTAY VP
        DREYFUS          EAGLE ASSET            LORD              ALGER             COLONIAL
         LARGE            MANAGEMENT           ABBETT            AMERICAN           SMALL CAP          DREYFUS IP
        COMPANY             GROWTH           DEVELOPING           SMALL            VALUE FUND,         TECHNOLOGY
        VALUE--            EQUITY--           GROWTH--       CAPITALIZATION--   VARIABLE SERIES--       GROWTH--
     SERVICE CLASS      SERVICE CLASS      SERVICE CLASS      CLASS S SHARES         CLASS B         SERVICE SHARES
    ----------------------------------------------------------------------------------------------------------------
      $19,924,924        $16,573,959        $13,480,037        $18,361,986         $1,550,211         $19,522,842

           70,890             60,318             47,148             61,514              1,128              69,883
            3,659              2,914              2,540              3,498                 81               3,759
      -----------        -----------        -----------        -----------         ----------         -----------
      $19,850,375        $16,510,727        $13,430,349        $18,296,974         $1,549,002         $19,449,200
      ===========        ===========        ===========        ===========         ==========         ===========
      $ 3,118,581        $ 2,040,612        $ 1,949,412        $ 2,923,304         $  521,278         $ 3,225,220
               --                 --              3,274              6,738              6,647                  --
        6,678,377          6,358,074          4,769,292          6,285,972            304,232           7,183,608
        5,698,833          5,116,356          4,310,273          5,992,850            431,165           5,905,012
          550,546            272,285            170,413            240,515                 --             207,883
        3,804,038          2,723,400          2,227,685          2,847,595            285,680           2,927,477
      -----------        -----------        -----------        -----------         ----------         -----------
      $19,850,375        $16,510,727        $13,430,349        $18,296,974         $1,549,002         $19,449,200
      ===========        ===========        ===========        ===========         ==========         ===========
      $     12.40        $     10.67        $     12.11        $     13.95         $    10.61         $     11.63
      ===========        ===========        ===========        ===========         ==========         ===========
      $     10.00        $     10.00        $     10.00        $     10.41         $    10.26         $     10.00
      ===========        ===========        ===========        ===========         ==========         ===========
      $     12.34        $     10.63        $     11.92        $     13.90         $    10.57         $     11.52
      ===========        ===========        ===========        ===========         ==========         ===========
      $     12.37        $     10.65        $     12.09        $     13.88         $    10.54         $     11.54
      ===========        ===========        ===========        ===========         ==========         ===========
      $     12.22        $     10.30        $     11.83        $     13.65         $    10.00         $     11.45
      ===========        ===========        ===========        ===========         ==========         ===========
      $     12.32        $     10.59        $     12.21        $     13.88         $    10.54         $     11.48
      ===========        ===========        ===========        ===========         ==========         ===========
      $18,238,719        $16,279,462        $12,535,299        $16,220,760         $1,549,163         $18,975,713
      ===========        ===========        ===========        ===========         ==========         ===========


       FIDELITY(R)
           VIP
     CONTRAFUND(R)--
     SERVICE CLASS 2
     ----------------
       $86,704,409
           284,298
            15,306
       -----------
       $86,404,805
       ===========
       $12,675,104
            29,775
        29,756,253
        26,881,188
         1,799,674
        15,262,811
       -----------
       $86,404,805
       ===========
       $     13.27
       ===========
       $     10.26
       ===========
       $     13.13
       ===========
       $     13.41
       ===========
       $     12.97
       ===========
       $     13.00
       ===========
       $76,665,234
       ===========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2004

                                                                                                        JANUS ASPEN
                                               FIDELITY(R)        FIDELITY(R)        JANUS ASPEN           SERIES
                                                   VIP                VIP               SERIES           WORLDWIDE
                                             EQUITY-INCOME--       MID CAP--          BALANCED--          GROWTH--
                                             SERVICE CLASS 2    SERVICE CLASS 2     SERVICE SHARES     SERVICE SHARES
                                             -------------------------------------------------------------------------
ASSETS:
  Investment at net asset value............    $69,395,943        $74,384,545        $65,292,685        $20,398,588

LIABILITIES:
  Liability to New York Life Insurance and
  Annuity Corporation for:
    Mortality and expense risk charges.....        226,830            218,490            225,836             71,019
    Administrative charges.................         12,356             14,450             12,799              3,971
                                               -----------        -----------        -----------        -----------
      Total net assets.....................    $69,156,757        $74,151,605        $65,054,050        $20,323,598
                                               ===========        ===========        ===========        ===========
TOTAL NET ASSETS REPRESENTED BY:
  Net assets of Policyowners:
    Series I Policies......................    $10,242,549        $28,222,317        $10,377,766        $ 3,532,632
    Series II Policies.....................         10,084             87,621              8,688                 --
    Series III Policies....................     23,055,297         21,171,753         21,339,625          7,463,298
    Series IV Policies.....................     19,398,574         14,301,447         20,968,135          6,067,491
    Series V Policies......................      2,304,579          1,071,111          1,132,076            380,357
    Series VI Policies.....................     14,145,674          9,297,356         11,227,760          2,879,820
                                               -----------        -----------        -----------        -----------
      Total net assets.....................    $69,156,757        $74,151,605        $65,054,050        $20,323,598
                                               ===========        ===========        ===========        ===========
    Series I variable accumulation unit
      value................................    $     12.64        $     13.85        $     11.23        $     11.88
                                               ===========        ===========        ===========        ===========
    Series II variable accumulation unit
      value................................    $     10.16        $     12.48        $     10.23        $     10.00
                                               ===========        ===========        ===========        ===========
    Series III variable accumulation unit
      value................................    $     12.45        $     13.78        $     11.26        $     11.78
                                               ===========        ===========        ===========        ===========
    Series IV variable accumulation unit
      value................................    $     12.58        $     14.02        $     11.22        $     11.79
                                               ===========        ===========        ===========        ===========
    Series V variable accumulation unit
      value................................    $     12.60        $     13.18        $     11.16        $     11.61
                                               ===========        ===========        ===========        ===========
    Series VI variable accumulation unit
      value................................    $     12.51        $     14.00        $     11.18        $     11.54
                                               ===========        ===========        ===========        ===========
Identified Cost of Investment..............    $62,738,671        $64,001,028        $61,360,045        $19,202,651
                                               ===========        ===========        ===========        ===========

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund, AmSouth Mid Cap Fund, Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                                                  NEUBERGER                             VAN KAMPEN
         MFS(R)                                                     BERMAN                                 UIF
       INVESTORS            MFS(R)                                   AMT           T. ROWE PRICE         EMERGING
         TRUST             RESEARCH             MFS(R)             MID-CAP             EQUITY            MARKETS
        SERIES--           SERIES--       UTILITIES SERIES--       GROWTH--            INCOME            EQUITY--
     SERVICE CLASS      SERVICE CLASS       SERVICE CLASS          CLASS S         PORTFOLIO--II         CLASS II
    -----------------------------------------------------------------------------------------------------------------
       $3,635,846         $5,049,994         $40,013,522          $5,803,987        $79,844,265        $14,273,632

           12,301             16,840              92,998              18,804            260,590             47,182
              784                976               5,758               1,106             13,847              2,611
       ----------         ----------         -----------          ----------        -----------        -----------
       $3,622,761         $5,032,178         $39,914,766          $5,784,077        $79,569,828        $14,223,839
       ==========         ==========         ===========          ==========        ===========        ===========
       $  832,925         $  930,337         $15,141,129          $1,365,497        $ 9,680,254        $ 2,225,093
               --                 --             153,503               1,658             16,105              1,392
          873,604          1,616,044          11,128,528           1,634,821         26,790,699          4,867,091
        1,094,944          1,604,411           6,513,284           1,504,784         24,617,569          4,745,011
           38,556             25,727             417,079             307,294          2,965,791             72,974
          782,732            855,659           6,561,243             970,023         15,499,410          2,312,278
       ----------         ----------         -----------          ----------        -----------        -----------
       $3,622,761         $5,032,178         $39,914,766          $5,784,077        $79,569,828        $14,223,839
       ==========         ==========         ===========          ==========        ===========        ===========
       $    11.91         $    12.56         $     13.86          $    12.48        $     12.66        $     16.63
       ==========         ==========         ===========          ==========        ===========        ===========
       $    10.00         $    10.00         $     12.45          $    10.67        $     10.33        $     10.67
       ==========         ==========         ===========          ==========        ===========        ===========
       $    11.96         $    12.45         $     14.58          $    12.54        $     12.59        $     15.98
       ==========         ==========         ===========          ==========        ===========        ===========
       $    12.02         $    12.25         $     14.67          $    12.95        $     12.68        $     16.55
       ==========         ==========         ===========          ==========        ===========        ===========
       $    11.91         $    12.54         $     14.66          $    12.67        $     12.53        $     12.76
       ==========         ==========         ===========          ==========        ===========        ===========
       $    11.88         $    12.64         $     14.54          $    12.69        $     12.57        $     16.01
       ==========         ==========         ===========          ==========        ===========        ===========
       $3,265,182         $4,429,212         $35,986,117          $5,178,534        $72,695,199        $12,169,332
       ==========         ==========         ===========          ==========        ===========        ===========


         VICTORY
     VIF DIVERSIFIED
         STOCK--
      CLASS A SHARES
    --------------------------------------------------
        $5,872,148
            15,555
             1,124
        ----------
        $5,855,469
        ==========
        $2,060,765
                --
         1,175,768
         1,599,483
            12,647
         1,006,806
        ----------
        $5,855,469
        ==========
        $    11.19
        ==========
        $    10.00
        ==========
        $    11.08
        ==========
        $    10.90
        ==========
        $    10.85
        ==========
        $    11.06
        ==========
        $5,554,744
        ==========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF OPERATIONS
For the year ended December 31, 2004

                                                                                MAINSTAY VP
                                                            MAINSTAY VP           CAPITAL           MAINSTAY VP
                                                              BOND--          APPRECIATION--           CASH
                                                           INITIAL CLASS       INITIAL CLASS        MANAGEMENT
                                                         ---------------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income......................................    $  8,419,121        $    908,808        $   1,943,203
  Mortality and expense risk charges...................      (3,371,472)         (4,906,027)          (3,128,740)
  Administrative charges...............................        (297,138)           (555,025)            (273,248)
                                                           ------------        ------------        -------------
      Net investment income (loss).....................       4,750,511          (4,552,244)          (1,458,785)
                                                           ------------        ------------        -------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments....................      60,025,436          60,339,460          201,750,722
  Cost of investments sold.............................     (57,604,247)        (92,382,684)        (201,758,561)
                                                           ------------        ------------        -------------
      Net realized gain (loss) on investments..........       2,421,189         (32,043,224)              (7,839)
  Realized gain distribution received..................       2,530,840                  --                   --
  Change in unrealized appreciation (depreciation) on
    investments........................................      (3,418,356)         45,162,339                2,072
                                                           ------------        ------------        -------------
      Net gain (loss) on investments...................       1,533,673          13,119,115               (5,767)
                                                           ------------        ------------        -------------
        Net increase (decrease) in net assets resulting
          from operations..............................    $  6,284,184        $  8,566,871        $  (1,464,552)
                                                           ============        ============        =============


                                                            MAINSTAY VP         MAINSTAY VP         MAINSTAY VP
                                                              MID CAP             S&P 500            SMALL CAP
                                                              VALUE--             INDEX--            GROWTH--
                                                           INITIAL CLASS       INITIAL CLASS       INITIAL CLASS
                                                         ---------------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income......................................    $  1,115,808        $  9,466,136        $          --
  Mortality and expense risk charges...................      (1,631,817)         (8,037,709)            (912,992)
  Administrative charges...............................        (133,348)           (835,640)             (76,717)
                                                           ------------        ------------        -------------
      Net investment income (loss).....................        (649,357)            592,787             (989,709)
                                                           ------------        ------------        -------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments....................       5,775,614          70,550,155            8,845,580
  Cost of investments sold.............................      (5,099,997)        (71,627,428)          (7,212,218)
                                                           ------------        ------------        -------------
      Net realized gain (loss) on investments..........         675,617          (1,077,273)           1,633,362
  Realized gain distribution received..................       1,246,854                  --                   --
  Change in unrealized appreciation (depreciation) on
    investments........................................      17,701,449          53,483,871            4,351,673
                                                           ------------        ------------        -------------
      Net gain (loss) on investments...................      19,623,920          52,406,598            5,985,035
                                                           ------------        ------------        -------------
        Net increase (decrease) in net assets resulting
          from operations..............................    $ 18,974,563        $ 52,999,385        $   4,995,326
                                                           ============        ============        =============

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                                     MAINSTAY VP
     MAINSTAY VP                                     HIGH YIELD      MAINSTAY VP     MAINSTAY VP      MAINSTAY VP
       COMMON        MAINSTAY VP     MAINSTAY VP      CORPORATE     INTERNATIONAL      MID CAP          MID CAP
       STOCK--      CONVERTIBLE--   GOVERNMENT--       BOND--         EQUITY--         CORE--           GROWTH--
    INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS    INITIAL CLASS
    ----------------------------------------------------------------------------------------------------------------
    $  4,207,281    $  4,157,928    $  7,876,599    $ 53,205,112    $    639,230     $   266,799      $         --
      (3,974,835)     (2,959,601)     (2,843,292)     (9,923,413)       (789,444)       (644,325)         (964,556)
        (425,546)       (280,201)       (245,991)       (973,013)        (71,414)        (53,491)          (79,936)
    ------------    ------------    ------------    -------------   ------------     -----------      ------------
        (193,100)        918,126       4,787,316      42,308,686        (221,628)       (431,017)       (1,044,492)
    ------------    ------------    ------------    -------------   ------------     -----------      ------------
      41,184,591      33,765,785      79,653,038     138,660,745       9,337,305       3,704,219        10,548,981
     (54,073,453)    (38,381,226)    (79,601,343)   (149,967,637)     (7,917,742)     (2,984,272)       (9,092,176)
    ------------    ------------    ------------    -------------   ------------     -----------      ------------
     (12,888,862)     (4,615,441)         51,695     (11,306,892)      1,419,563         719,947         1,456,805
              --              --              --              --              --       1,246,778                --
      40,339,057      12,994,494        (895,837)     48,866,587       8,352,821       8,003,511        13,683,264
    ------------    ------------    ------------    -------------   ------------     -----------      ------------
      27,450,195       8,379,053        (844,142)     37,559,695       9,772,384       9,970,236        15,140,069
    ------------    ------------    ------------    -------------   ------------     -----------      ------------
    $ 27,257,095    $  9,297,179    $  3,943,174    $ 79,868,381    $  9,550,756     $ 9,539,219      $ 14,095,577
    ============    ============    ============    =============   ============     ===========      ============

                                     MAINSTAY VP     MAINSTAY VP     MAINSTAY VP     MAINSTAY VP
                                      AMERICAN         DREYFUS       EAGLE ASSET        LORD             ALGER
     MAINSTAY VP                       CENTURY          LARGE        MANAGEMENT        ABBETT           AMERICAN
        TOTAL        MAINSTAY VP       INCOME          COMPANY         GROWTH        DEVELOPING          SMALL
      RETURN--         VALUE--       & GROWTH--        VALUE--        EQUITY--        GROWTH--      CAPITALIZATION--
    INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS    CLASS O SHARES
    ----------------------------------------------------------------------------------------------------------------
    $  4,143,941    $  2,832,912    $    955,374    $    506,725    $    216,744     $        --      $         --
      (3,250,113)     (3,270,542)       (716,988)       (705,821)     (1,345,398)       (415,664)         (984,836)
        (353,355)       (325,714)        (71,558)        (61,226)       (138,212)        (39,660)          (98,626)
    ------------    ------------    ------------    -------------   ------------     -----------      ------------
         540,473        (763,344)        166,828        (260,322)     (1,266,866)       (455,324)       (1,083,462)
    ------------    ------------    ------------    -------------   ------------     -----------      ------------
      37,935,452      28,109,187       6,757,412       8,117,868      20,628,690       6,610,410        11,692,733
     (40,878,587)    (29,562,209)     (6,949,284)     (8,113,395)    (34,272,760)     (7,753,004)      (10,590,717)
    ------------    ------------    ------------    -------------   ------------     -----------      ------------
      (2,943,135)     (1,453,022)       (191,872)          4,473     (13,644,070)     (1,142,594)        1,102,016
              --              --              --              --              --              --                --
      13,900,293      25,508,177       5,821,819       5,051,499       9,803,326       2,701,305        10,278,565
    ------------    ------------    ------------    -------------   ------------     -----------      ------------
      10,957,158      24,055,155       5,629,947       5,055,972      (3,840,744)      1,558,711        11,380,581
    ------------    ------------    ------------    -------------   ------------     -----------      ------------
    $ 11,497,631    $ 23,291,811    $  5,796,775    $  4,795,650    $ (5,107,610)    $ 1,103,387      $ 10,297,119
    ============    ============    ============    =============   ============     ===========      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year ended December 31, 2004


                                                                AMSOUTH         AMSOUTH         AMSOUTH
                                                                ENHANCED     INTERNATIONAL     LARGE CAP
                                                              MARKET FUND     EQUITY FUND        FUND
                                                              --------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................  $    27,444     $        --     $    14,704
  Mortality and expense risk charges........................      (46,153)         (9,443)        (68,689)
  Administrative charges....................................           --              --              --
                                                              ------------    -----------     -----------
      Net investment income (loss)..........................      (18,709)         (9,443)        (53,985)
                                                              ------------    -----------     -----------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................      451,746          71,515         690,866
  Cost of investments sold..................................     (440,857)        (52,954)       (684,707)
                                                              ------------    -----------     -----------
      Net realized gain (loss) on investments...............       10,889          18,561           6,159
  Realized gain distribution received.......................           --              --              --
  Change in unrealized appreciation (depreciation) on
    investments.............................................      242,581         129,837         202,593
                                                              ------------    -----------     -----------
      Net gain (loss) on investments........................      253,470         148,398         208,752
                                                              ------------    -----------     -----------
        Net increase (decrease) in net assets resulting from
          operations........................................  $   234,761     $   138,955     $   154,767
                                                              ============    ===========     ===========

                                                               JANUS ASPEN
                                                                 SERIES          MFS(R)
                                                                WORLDWIDE       INVESTORS        MFS(R)
                                                                GROWTH--          TRUST         RESEARCH
                                                              INSTITUTIONAL     SERIES--        SERIES--
                                                                 SHARES       INITIAL CLASS   INITIAL CLASS
                                                              ---------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................  $  2,643,918     $   198,504     $   442,923
  Mortality and expense risk charges........................    (3,410,613)       (413,160)       (532,683)
  Administrative charges....................................      (385,161)        (38,484)        (52,848)
                                                              ------------     -----------     -----------
      Net investment income (loss)..........................    (1,151,856)       (253,140)       (142,608)
                                                              ------------     -----------     -----------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................    53,951,975       4,462,907       6,149,117
  Cost of investments sold..................................   (72,295,788)     (5,151,861)     (9,811,541)
                                                              ------------     -----------     -----------
      Net realized gain (loss) on investments...............   (18,343,813)       (688,954)     (3,662,424)
  Realized gain distribution received.......................            --              --              --
  Change in unrealized appreciation (depreciation) on
    investments.............................................    26,904,789       3,857,911       9,204,880
                                                              ------------     -----------     -----------
      Net gain (loss) on investments........................     8,560,976       3,168,957       5,542,456
                                                              ------------     -----------     -----------
        Net increase (decrease) in net assets resulting from
          operations........................................  $  7,409,120     $ 2,915,817     $ 5,399,848
                                                              ============     ===========     ===========

Not all investment divisions are available under all policies.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                   DREYFUS IP                       FIDELITY(R)     JANUS ASPEN
                                   TECHNOLOGY      FIDELITY(R)          VIP           SERIES
       AMSOUTH        CALVERT       GROWTH--           VIP            EQUITY-       BALANCED--
       MID CAP        SOCIAL        INITIAL      CONTRAFUND(R)--     INCOME--      INSTITUTIONAL
        FUND         BALANCED        SHARES       INITIAL CLASS    INITIAL CLASS      SHARES
    --------------------------------------------------------------------------------------------
      $      --     $  782,358    $        --     $  1,202,474     $  3,532,553    $  13,420,308
        (26,687)      (581,865)      (402,834)      (4,615,638)      (3,003,612)      (7,875,774)
             --        (50,875)       (31,160)        (477,693)        (291,994)        (821,580)
      ---------     -----------   ------------    ------------     ------------    -------------
        (26,687)       149,618       (433,994)      (3,890,857)         236,947        4,722,954
      ---------     -----------   ------------    ------------     ------------    -------------
        180,217      4,202,841     11,800,802       27,637,362       22,891,138       99,408,322
       (182,837)    (4,875,964)    (9,964,015)     (24,137,660)     (23,250,892)    (103,882,663)
      ---------     -----------   ------------    ------------     ------------    -------------
         (2,620)      (673,123)     1,836,787        3,499,702         (359,754)      (4,474,341)
             --             --             --               --          843,888               --
        257,002      3,444,066     (2,247,143)      47,628,975       21,258,222       40,046,366
      ---------     -----------   ------------    ------------     ------------    -------------
        254,382      2,770,943       (410,356)      51,128,677       21,742,356       35,572,025
      ---------     -----------   ------------    ------------     ------------    -------------
      $ 227,695     $2,920,561    $  (844,350)    $ 47,237,820     $ 21,979,303    $  40,294,979
      =========     ===========   ============    ============     ============    =============

                     NEUBERGER                                    VAN KAMPEN
                      BERMAN        T. ROWE                          UIF
       MFS(R)           AMT          PRICE          VAN ECK        EMERGING
      UTILITIES       MID-CAP        EQUITY        WORLDWIDE       MARKETS
      SERIES--       GROWTH--        INCOME          HARD          EQUITY--
    INITIAL CLASS     CLASS I      PORTFOLIO        ASSETS         CLASS I
    -------------------------------------------------------------------------
      $  37,267     $       --    $ 2,979,753    $     80,445    $   289,609
        (40,201)      (108,695)    (2,486,124)       (408,673)      (557,060)
         (2,044)        (6,894)      (214,451)        (27,327)       (56,138)
      ---------     -----------   ------------   ------------    ------------
         (4,978)      (115,589)       279,178        (355,555)      (323,589)
      ---------     -----------   ------------   ------------    ------------
        566,245      3,442,864     12,452,488       3,185,060     10,547,382
       (389,607)    (2,889,387)   (10,862,478)     (2,293,604)   (12,785,089)
      ---------     -----------   ------------   ------------    ------------
        176,638        553,477      1,590,010         891,456     (2,237,707)
             --             --      4,468,125              --             --
        618,262        547,732     17,740,392       6,253,833     10,682,534
      ---------     -----------   ------------   ------------    ------------
        794,900      1,101,209     23,798,527       7,145,289      8,444,827
      ---------     -----------   ------------   ------------    ------------
      $ 789,922     $  985,620    $24,077,705    $  6,789,734    $ 8,121,238
      =========     ===========   ============   ============    ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year ended December 31, 2004

                                                                                MAINSTAY VP         MAINSTAY VP
                                                           MAINSTAY VP            CAPITAL              COMMON
                                                              BOND--          APPRECIATION--          STOCK--
                                                         SERVICE CLASS(A)    SERVICE CLASS(A)     SERVICE CLASS(A)
                                                         ---------------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income......................................    $ 1,846,068          $    31,477         $   355,582
  Mortality and expense risk charges...................       (553,618)            (445,516)           (306,602)
  Administrative charges...............................        (29,022)             (22,366)            (17,363)
                                                           -----------          -----------         -----------
      Net investment income (loss).....................      1,263,428             (436,405)             31,617
                                                           -----------          -----------         -----------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments....................      2,305,539            1,877,573             848,978
  Cost of investments sold.............................     (2,426,180)          (1,739,033)           (744,588)
                                                           -----------          -----------         -----------
      Net realized gain (loss) on investments..........       (120,641)             138,540             104,390
  Realized gain distribution received..................        583,451                   --                  --
  Change in unrealized appreciation (depreciation) on
    investments........................................       (806,292)           1,516,420           2,151,066
                                                           -----------          -----------         -----------
      Net gain (loss) on investments...................       (343,482)           1,654,960           2,255,456
                                                           -----------          -----------         -----------
        Net increase (decrease) in net assets resulting
          from operations..............................    $   919,946          $ 1,218,555         $ 2,287,073
                                                           ===========          ===========         ===========


                                                           MAINSTAY VP          MAINSTAY VP
                                                             S&P 500             SMALL CAP          MAINSTAY VP
                                                             INDEX--             GROWTH--          TOTAL RETURN--
                                                         SERVICE CLASS(A)    SERVICE CLASS(A)     SERVICE CLASS(A)
                                                         ---------------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income......................................    $ 1,766,946          $        --         $   514,872
  Mortality and expense risk charges...................     (1,227,384)            (463,186)           (362,263)
  Administrative charges...............................        (67,881)             (24,020)            (17,427)
                                                           -----------          -----------         -----------
      Net investment income (loss).....................        471,681             (487,206)            135,182
                                                           -----------          -----------         -----------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments....................      2,338,257            2,068,974           2,119,282
  Cost of investments sold.............................     (2,065,739)          (1,856,679)         (1,964,676)
                                                           -----------          -----------         -----------
      Net realized gain (loss) on investments..........        272,518              212,295             154,606
  Realized gain distribution received..................             --                   --                  --
  Change in unrealized appreciation (depreciation) on
    investments........................................      8,340,201            4,008,944           1,111,906
                                                           -----------          -----------         -----------
      Net gain (loss) on investments...................      8,612,719            4,221,239           1,266,512
                                                           -----------          -----------         -----------
        Net increase (decrease) in net assets resulting
          from operations..............................    $ 9,084,400          $ 3,734,033         $ 1,401,694
                                                           ===========          ===========         ===========

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund, AmSouth Mid Cap Fund, Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

(a) For Series II policies, represents the period November 15, 2004 (Commencement of Operations) through December 31, 2004.

(b) For the period November 15, 2004 (Commencement of Operations) through December 31, 2004.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                             MAINSTAY VP
                                              HIGH YIELD        MAINSTAY VP        MAINSTAY VP        MAINSTAY VP
       MAINSTAY VP        MAINSTAY VP         CORPORATE        INTERNATIONAL         MID CAP            MID CAP
      CONVERTIBLE--       GOVERNMENT--          BOND--            EQUITY--            CORE--            GROWTH--
     SERVICE CLASS(A)   SERVICE CLASS(A)   SERVICE CLASS(A)   SERVICE CLASS(A)   SERVICE CLASS(A)   SERVICE CLASS(A)
     ---------------------------------------------------------------------------------------------------------------
       $ 1,167,062        $ 1,414,110        $16,378,295        $   328,836         $  113,773        $        --
          (676,421)          (368,042)        (2,336,506)          (353,494)          (315,196)          (547,405)
           (36,930)           (21,158)          (128,156)           (18,458)           (16,369)           (28,159)
       -----------        -----------        -----------        -----------         ----------        -----------
           453,711          1,024,910         13,913,633            (43,116)          (217,792)          (575,564)
       -----------        -----------        -----------        -----------         ----------        -----------
         2,497,829          4,924,897          5,780,632            597,144            652,926          4,408,327
        (2,316,191)        (5,053,000)        (5,418,799)          (501,898)          (532,141)        (3,730,757)
       -----------        -----------        -----------        -----------         ----------        -----------
           181,638           (128,103)           361,833             95,246            120,785            677,570
                --                 --                 --                 --            774,026                 --
         2,142,049           (455,402)         4,263,691          4,938,118          4,387,762          9,017,157
       -----------        -----------        -----------        -----------         ----------        -----------
         2,323,687           (583,505)         4,625,524          5,033,364          5,282,573          9,694,727
       -----------        -----------        -----------        -----------         ----------        -----------
       $ 2,777,398        $   441,405        $18,539,157        $ 4,990,248         $5,064,781        $ 9,119,163
       ===========        ===========        ===========        ===========         ==========        ===========


       MAINSTAY VP
         MID CAP
         VALUE--
     SERVICE CLASS(A)
     ----------------
        $  451,815
          (596,771)
           (28,987)
        ----------
          (173,943)
        ----------
           741,200
          (601,185)
        ----------
           140,015
           614,383
         7,035,664
        ----------
         7,790,062
        ----------
        $7,616,119
        ==========

                          MAINSTAY VP        MAINSTAY VP        MAINSTAY VP        MAINSTAY VP           ALGER
                            AMERICAN           DREYFUS          EAGLE ASSET            LORD             AMERICAN
                            CENTURY             LARGE            MANAGEMENT           ABBETT             SMALL
       MAINSTAY VP          INCOME &           COMPANY             GROWTH           DEVELOPING      CAPITALIZATION--
         VALUE--            GROWTH--           VALUE--            EQUITY--           GROWTH--           CLASS S
     SERVICE CLASS(A)   SERVICE CLASS(A)   SERVICE CLASS(A)   SERVICE CLASS(A)   SERVICE CLASS(A)      SHARES(A)
     ---------------------------------------------------------------------------------------------------------------
       $   470,272        $   250,457        $   149,783        $     6,285         $       --        $        --
          (488,365)          (134,967)          (206,595)          (187,864)          (130,402)          (156,738)
           (25,428)            (7,429)           (10,583)            (8,984)            (6,959)            (8,989)
       -----------        -----------        -----------        -----------         ----------        -----------
           (43,521)           108,061            (67,395)          (190,563)          (137,361)          (165,727)
       -----------        -----------        -----------        -----------         ----------        -----------
         2,103,507            633,478          1,901,754          1,966,086            787,083            706,323
        (1,794,032)          (547,386)        (1,659,787)        (1,949,329)          (713,403)          (587,576)
       -----------        -----------        -----------        -----------         ----------        -----------
           309,475             86,092            241,967             16,757             73,680            118,747
                --                 --                 --                 --                 --                 --
         3,379,065          1,079,250          1,279,898           (106,780)           782,042          1,876,029
       -----------        -----------        -----------        -----------         ----------        -----------
         3,688,540          1,165,342          1,521,865            (90,023)           855,722          1,994,776
       -----------        -----------        -----------        -----------         ----------        -----------
       $ 3,645,019        $ 1,273,403        $ 1,454,470        $  (280,586)        $  718,361        $ 1,829,049
       ===========        ===========        ===========        ===========         ==========        ===========

         COLONIAL
        SMALL CAP
       VALUE FUND,
         VARIABLE
         SERIES--
        CLASS B(B)
     ----------------
        $    4,222
            (1,109)
               (80)
        ----------
             3,033
        ----------
            23,480
           (23,277)
        ----------
               203
            27,573
             1,048
        ----------
            28,824
        ----------
        $   31,857
        ==========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year ended December 31, 2004

                                                    DREYFUS IP                                FIDELITY(R) VIP
                                                    TECHNOLOGY          FIDELITY(R) VIP           EQUITY-
                                                     GROWTH--           CONTRAFUND(R)--          INCOME--
                                                 SERVICE SHARES(A)    SERVICE CLASS 2(A)    SERVICE CLASS 2(A)
                                                ---------------------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income.............................      $        --           $    55,218           $  322,228
  Mortality and expense risk charges..........         (215,648)             (725,692)            (609,193)
  Administrative charges......................          (11,328)              (39,052)             (33,692)
                                                    -----------           -----------           ----------
      Net investment income (loss)............         (226,976)             (709,526)            (320,657)
                                                    -----------           -----------           ----------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments...........        1,903,281               669,520            1,148,191
  Cost of investments sold....................       (1,789,298)             (556,450)            (990,233)
                                                    -----------           -----------           ----------
      Net realized gain (loss) on
        investments...........................          113,983               113,070              157,958
  Realized gain distribution received.........               --                    --               83,974
  Change in unrealized appreciation
    (depreciation) on investments.............           80,024             8,705,990            5,156,865
                                                    -----------           -----------           ----------
      Net gain (loss) on investments..........          194,007             8,819,060            5,398,797
                                                    -----------           -----------           ----------
        Net increase (decrease) in net assets
          resulting from operations...........      $   (32,969)          $ 8,109,534           $5,078,140
                                                    ===========           ===========           ==========

                                                   T. ROWE PRICE          VAN KAMPEN
                                                      EQUITY             UIF EMERGING           VICTORY VIF
                                                      INCOME           MARKETS EQUITY--     DIVERSIFIED STOCK--
                                                 PORTFOLIO--II(A)         CLASS II(A)        CLASS A SHARES(D)
                                                ---------------------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income.............................      $   737,291           $    56,753           $   28,855
  Mortality and expense risk charges..........         (667,038)             (116,413)             (23,676)
  Administrative charges......................          (36,387)               (6,196)              (1,686)
                                                    -----------           -----------           ----------
      Net investment income (loss)............           33,866               (65,856)               3,493
                                                    -----------           -----------           ----------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments...........        1,117,688             3,088,847              399,459
  Cost of investments sold....................       (1,247,027)           (2,885,941)            (381,432)
                                                    -----------           -----------           ----------
      Net realized gain (loss) on
        investments...........................         (129,339)              202,906               18,027
  Realized gain distribution received.........        1,456,677                    --                   --
  Change in unrealized appreciation
    (depreciation) on investments.............        5,825,328             1,869,318              317,404
                                                    -----------           -----------           ----------
      Net gain (loss) on investments..........        7,152,666             2,072,224              335,431
                                                    -----------           -----------           ----------
        Net increase (decrease) in net assets
          resulting from operations...........      $ 7,186,532           $ 2,006,368           $  338,924
                                                    ===========           ===========           ==========

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund, AmSouth Mid Cap Fund, Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

(a) For Series II policies, represents the period November 15, 2004 (Commencement of Operations) through December 31, 2004.

(c) For Series II policies, represents the period May 1, 2004 (Commencement of Operations) through December 31, 2004.

(d) For the period May 1, 2004 (Commencement of Operations) through December 31, 2004.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                             JANUS ASPEN           MFS(R)
      FIDELITY(R)        JANUS ASPEN           SERIES             INVESTORS            MFS(R)              MFS(R)
          VIP              SERIES             WORLDWIDE             TRUST             RESEARCH            UTILITIES
       MID CAP--         BALANCED--           GROWTH--            SERIES--            SERIES--            SERIES--
    SERVICE CLASS 2   SERVICE SHARES(A)   SERVICE SHARES(A)   SERVICE CLASS(A)    SERVICE CLASS(A)    SERVICE CLASS(C)
    -------------------------------------------------------------------------------------------------------------------
      $        --        $ 1,292,551         $   163,193          $   8,029           $  23,480          $    3,011
         (454,675)          (670,888)           (206,184)           (32,711)            (46,665)           (114,953)
          (30,309)           (38,064)            (11,556)            (2,131)             (2,642)             (6,817)
      -----------        -----------         -----------          ---------           ---------          ----------
         (484,984)           583,599             (54,547)           (26,813)            (25,827)           (118,759)
      -----------        -----------         -----------          ---------           ---------          ----------
        1,388,968          2,279,700           1,184,023            234,226             265,756             262,048
       (1,212,798)        (2,132,126)         (1,068,271)          (208,672)           (227,820)           (229,797)
      -----------        -----------         -----------          ---------           ---------          ----------
          176,170            147,574             115,752             25,554              37,936              32,251
               --                 --                  --                 --                  --                  --
       10,086,422          3,015,545             643,853            301,264             501,466           4,016,228
      -----------        -----------         -----------          ---------           ---------          ----------
       10,262,592          3,163,119             759,605            326,818             539,402           4,048,479
      -----------        -----------         -----------          ---------           ---------          ----------
      $ 9,777,608        $ 3,746,718         $   705,058          $ 300,005           $ 513,575          $3,929,720
      ===========        ===========         ===========          =========           =========          ==========

         NEUBERGER
          BERMAN
        AMT MID-CAP
         GROWTH--
        CLASS S(A)
     -----------------
        $        --
            (40,142)
             (2,143)
        -----------
            (42,285)
        -----------
          1,896,423
         (1,851,979)
        -----------
             44,444
                 --
            597,813
        -----------
            642,257
        -----------
        $   599,972
        ===========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2004
and December 31, 2003

                                                               MAINSTAY VP                   MAINSTAY VP
                                                                 BOND--                CAPITAL APPRECIATION--
                                                              INITIAL CLASS                 INITIAL CLASS
                                                       ---------------------------   ---------------------------
                                                           2004           2003           2004           2003
                                                       ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $  4,750,511   $  7,215,572   $ (4,552,244)  $ (4,383,519)
    Net realized gain (loss) on investments..........     2,421,189      2,344,931    (32,043,224)   (36,120,266)
    Realized gain distribution received..............     2,530,840      6,901,429             --             --
    Change in unrealized appreciation (depreciation)
      on investments.................................    (3,418,356)    (7,897,548)    45,162,339    124,526,805
                                                       ------------   ------------   ------------   ------------
      Net increase (decrease) in net assets resulting
        from operations..............................     6,284,184      8,564,384      8,566,871     84,023,020
                                                       ------------   ------------   ------------   ------------
  Contributions and (Withdrawals):
    Payments received from policyowners..............     3,862,802     27,998,983      6,782,048     13,756,524
    Policyowners' surrenders.........................   (20,826,615)   (22,829,622)   (33,824,586)   (26,025,735)
    Policyowners' annuity and death benefits.........    (2,721,983)    (3,615,530)    (3,445,882)    (3,609,006)
    Net transfers from (to) Fixed Account............    (3,943,016)    30,817,008     (1,179,606)     4,381,706
    Transfers between Investment Divisions...........   (27,712,958)   (27,798,097)   (18,542,200)    (6,205,878)
                                                       ------------   ------------   ------------   ------------
      Net contributions and (withdrawals)............   (51,341,770)     4,572,742    (50,210,226)   (17,702,389)
                                                       ------------   ------------   ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............       (32,400)       (29,135)        (5,445)      (225,539)
                                                       ------------   ------------   ------------   ------------
        Increase (decrease) in net assets............   (45,089,986)    13,107,991    (41,648,800)    66,095,092
NET ASSETS:
    Beginning of year................................   280,429,596    267,321,605    413,545,537    347,450,445
                                                       ------------   ------------   ------------   ------------
    End of year......................................  $235,339,610   $280,429,596   $371,896,737   $413,545,537
                                                       ============   ============   ============   ============

                                                                                             MAINSTAY VP
                                                               MAINSTAY VP                   HIGH YIELD
                                                              GOVERNMENT--                CORPORATE BOND--
                                                              INITIAL CLASS                 INITIAL CLASS
                                                       ---------------------------   ---------------------------
                                                           2004           2003           2004           2003
                                                       ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $  4,787,316   $  7,243,883   $ 42,308,686   $ 42,754,522
    Net realized gain (loss) on investments..........        51,695      7,658,902    (11,306,892)   (16,325,649)
    Realized gain distribution received..............            --             --             --             --
    Change in unrealized appreciation (depreciation)
      on investments.................................      (895,837)   (14,553,572)    48,866,587    154,499,618
                                                       ------------   ------------   ------------   ------------
      Net increase (decrease) in net assets resulting
        from operations..............................     3,943,174        349,213     79,868,381    180,928,491
                                                       ------------   ------------   ------------   ------------
  Contributions and (Withdrawals):
    Payments received from policyowners..............     3,702,340     36,408,480     14,408,799     50,502,071
    Policyowners' surrenders.........................   (19,351,263)   (25,702,933)   (67,593,230)   (49,650,185)
    Policyowners' annuity and death benefits.........    (3,331,558)    (3,575,499)    (7,783,342)    (6,855,642)
    Net transfers from (to) Fixed Account............    (5,722,334)    30,884,972     (2,295,955)    29,310,933
    Transfers between Investment Divisions...........   (39,390,063)   (77,738,480)     2,365,345    104,645,503
    Contribution (withdrawal) of seed money by New
      York Life Insurance and Annuity Corporation....            --             --             --             --
                                                       ------------   ------------   ------------   ------------
      Net contributions and (withdrawals)............   (64,092,878)   (39,723,460)   (60,898,383)   127,952,680
                                                       ------------   ------------   ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............       (21,311)        (2,434)      (308,374)      (576,598)
                                                       ------------   ------------   ------------   ------------
        Increase (decrease) in net assets............   (60,171,015)   (39,376,681)    18,661,624    308,304,573
NET ASSETS:
    Beginning of year................................   249,757,028    289,133,709    778,715,247    470,410,674
                                                       ------------   ------------   ------------   ------------
    End of year......................................  $189,586,013   $249,757,028   $797,376,871   $778,715,247
                                                       ============   ============   ============   ============

Not all investment divisions are available under all policies.
(a) For Series VI policies, represents the period June 2, 2003 (Commencement of Operations) through December 31, 2003.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                           MAINSTAY VP                   MAINSTAY VP
            MAINSTAY VP                  COMMON STOCK--                 CONVERTIBLE--
          CASH MANAGEMENT                 INITIAL CLASS                 INITIAL CLASS
    ----------------------------   ---------------------------   ---------------------------
        2004          2003(a)          2004           2003           2004           2003
    ----------------------------------------------------------------------------------------
    $ (1,458,785)  $  (2,382,321)  $   (193,100)  $ (1,014,452)  $    918,126   $  1,993,942
          (7,839)         (3,707)   (12,888,862)   (14,821,360)    (4,615,441)    (2,641,696)
              --              --             --             --             --             --
           2,072         (11,386)    40,339,057     79,633,960     12,994,494     36,619,539
    ------------   -------------   ------------   ------------   ------------   ------------
      (1,464,552)     (2,397,414)    27,257,095     63,798,148      9,297,179     35,971,785
    ------------   -------------   ------------   ------------   ------------   ------------
      82,832,764      91,921,924      4,323,036      8,696,940      4,036,622     11,688,770
     (44,058,355)    (89,747,775)   (24,094,330)   (18,695,005)   (15,568,502)   (11,062,735)
      (2,952,212)     (2,566,655)    (2,678,850)    (2,570,812)    (1,843,014)    (1,707,037)
     (24,138,819)    (22,083,503)        83,844      7,317,206       (774,552)    13,853,012
     (50,611,299)    (99,899,729)   (10,804,572)    (7,804,493)      (752,012)    18,271,370
    ------------   -------------   ------------   ------------   ------------   ------------
     (38,927,921)   (122,375,738)   (33,170,872)   (13,056,164)   (14,901,458)    31,043,380
    ------------   -------------   ------------   ------------   ------------   ------------
          (5,488)         (6,141)       (53,926)      (174,487)       (38,270)       (95,928)
    ------------   -------------   ------------   ------------   ------------   ------------
     (40,397,961)   (124,779,293)    (5,967,703)    50,567,497     (5,642,549)    66,919,237
     239,326,786     364,106,079    319,943,774    269,376,277    224,756,367    157,837,130
    ------------   -------------   ------------   ------------   ------------   ------------
    $198,928,825   $ 239,326,786   $313,976,071   $319,943,774   $219,113,818   $224,756,367
    ============   =============   ============   ============   ============   ============

                                           MAINSTAY VP                   MAINSTAY VP
            MAINSTAY VP                      MID CAP                       MID CAP
       INTERNATIONAL EQUITY--                CORE--                       GROWTH--
           INITIAL CLASS                  INITIAL CLASS                 INITIAL CLASS
    ----------------------------   ---------------------------   ---------------------------
        2004           2003            2004           2003           2004           2003
    ----------------------------------------------------------------------------------------
    $   (221,628)  $     232,424   $   (431,017)  $   (273,211)  $ (1,044,492)  $   (491,460)
       1,419,563       2,357,779        719,947       (119,499)     1,456,805       (507,459)
              --              --      1,246,778             --             --             --
       8,352,821       9,017,599      8,003,511      9,303,191     13,683,264     13,281,925
    ------------   -------------   ------------   ------------   ------------   ------------
       9,550,756      11,607,802      9,539,219      8,910,481     14,095,577     12,283,006
    ------------   -------------   ------------   ------------   ------------   ------------
       1,460,935       2,959,690      1,178,876      3,426,285      1,865,232      4,642,376
      (3,884,069)     (3,998,483)    (2,455,224)    (1,055,053)    (6,610,016)    (1,185,695)
        (579,519)       (387,058)      (230,851)       (47,339)      (744,734)      (355,515)
         725,855       4,047,033        616,720      4,369,105      1,652,851      6,376,086
      17,168,964       6,898,494     11,381,654      6,053,190     13,843,206     21,922,052
              --              --             --     (1,341,645)            --             --
    ------------   -------------   ------------   ------------   ------------   ------------
      14,892,166       9,519,676     10,491,175     11,404,543     10,006,539     31,399,304
    ------------   -------------   ------------   ------------   ------------   ------------
         (26,834)        (30,837)       (25,793)       (22,359)       (29,628)       (28,759)
    ------------   -------------   ------------   ------------   ------------   ------------
      24,416,088      21,096,641     20,004,601     20,292,665     24,072,488     43,653,551
      49,242,201      28,145,560     40,144,595     19,851,930     60,481,577     16,828,026
    ------------   -------------   ------------   ------------   ------------   ------------
    $ 73,658,289   $  49,242,201   $ 60,149,196   $ 40,144,595   $ 84,554,065   $ 60,481,577
    ============   =============   ============   ============   ============   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2004
and December 31, 2003

                                                               MAINSTAY VP                   MAINSTAY VP
                                                             MID CAP VALUE--               S&P 500 INDEX--
                                                              INITIAL CLASS                 INITIAL CLASS
                                                       ---------------------------   ---------------------------
                                                           2004           2003           2004           2003
                                                       ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $   (649,357)  $   (271,909)  $    592,787   $   (207,672)
    Net realized gain (loss) on investments..........       675,617       (626,963)    (1,077,273)   (13,454,757)
    Realized gain distribution received..............     1,246,854             --             --             --
    Change in unrealized appreciation (depreciation)
      on investments.................................    17,701,449     22,832,096     53,483,871    143,135,055
                                                       ------------   ------------   ------------   ------------
      Net increase (decrease) in net assets resulting
        from operations..............................    18,974,563     21,933,224     52,999,385    129,472,626
                                                       ------------   ------------   ------------   ------------
  Contributions and (Withdrawals):
    Payments received from policyowners..............     2,879,275      8,327,340      9,465,336     23,543,660
    Policyowners' surrenders.........................    (6,774,051)    (4,062,659)   (50,784,682)   (34,117,892)
    Policyowners' annuity and death benefits.........      (675,900)      (367,802)    (5,238,699)    (6,350,583)
    Net transfers from (to) Fixed Account............     1,470,263     12,774,041      1,154,429     18,600,028
    Transfers between Investment Divisions...........    20,340,993      6,311,646       (508,570)     4,358,941
    Contribution (withdrawal) of seed money by New
      York Life Insurance and Annuity Corporation....            --             --             --             --
                                                       ------------   ------------   ------------   ------------
      Net contributions and (withdrawals)............    17,240,580     22,982,566    (45,912,186)     6,034,154
                                                       ------------   ------------   ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............       (56,292)       (51,070)       (95,632)      (351,440)
                                                       ------------   ------------   ------------   ------------
        Increase (decrease) in net assets............    36,158,851     44,864,720      6,991,567    135,155,340
NET ASSETS:
    Beginning of year................................   108,601,078     63,736,358    627,345,460    492,190,120
                                                       ------------   ------------   ------------   ------------
    End of year......................................  $144,759,929   $108,601,078   $634,337,027   $627,345,460
                                                       ============   ============   ============   ============

                                                               MAINSTAY VP                   MAINSTAY VP
                                                                 DREYFUS                     EAGLE ASSET
                                                              LARGE COMPANY                  MANAGEMENT
                                                                 VALUE--                   GROWTH EQUITY--
                                                              INITIAL CLASS                 INITIAL CLASS
                                                       ---------------------------   ---------------------------
                                                           2004           2003           2004           2003
                                                       ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $   (260,322)  $   (266,014)  $ (1,266,866)  $ (1,281,330)
    Net realized gain (loss) on investments..........         4,473     (2,275,765)   (13,644,070)   (12,195,189)
    Realized gain distribution received..............            --             --             --             --
    Change in unrealized appreciation (depreciation)
      on investments.................................     5,051,499     12,758,701      9,803,326     37,495,332
                                                       ------------   ------------   ------------   ------------
      Net increase (decrease) in net assets resulting
        from operations..............................     4,795,650     10,216,922     (5,107,610)    24,018,813
                                                       ------------   ------------   ------------   ------------
  Contributions and (Withdrawals):
    Payments received from policyowners..............       747,857      2,121,033      1,709,414      4,134,989
    Policyowners' surrenders.........................    (3,498,688)    (2,043,915)    (7,391,220)    (6,086,894)
    Policyowners' annuity and death benefits.........      (560,862)      (332,180)    (1,077,715)    (1,105,021)
    Net transfers from (to) Fixed Account............       540,957      3,605,517        (66,344)     3,249,687
    Transfers between Investment Divisions...........     2,808,990      3,085,364     (9,295,560)       670,352
    Contribution (withdrawal) of seed money by New
      York Life Insurance and Annuity Corporation....            --     (8,611,688)            --             --
                                                       ------------   ------------   ------------   ------------
      Net contributions and (withdrawals)............        38,254     (2,175,869)   (16,121,425)       863,113
                                                       ------------   ------------   ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............        (8,129)       (28,326)        12,190        (61,418)
                                                       ------------   ------------   ------------   ------------
        Increase (decrease) in net assets............     4,825,775      8,012,727    (21,216,845)    24,820,508
NET ASSETS:
    Beginning of year................................    49,586,838     41,574,111    117,938,708     93,118,200
                                                       ------------   ------------   ------------   ------------
    End of year......................................  $ 54,412,613   $ 49,586,838   $ 96,721,863   $117,938,708
                                                       ============   ============   ============   ============

Not all investment divisions are available under all policies.
(a) For Series VI policies, represents the period June 2, 2003 (Commencement of Operations) through December 31, 2003.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

           MAINSTAY VP                                                                             MAINSTAY VP
            SMALL CAP                   MAINSTAY VP                   MAINSTAY VP               AMERICAN CENTURY
            GROWTH--                  TOTAL RETURN--                    VALUE--                 INCOME & GROWTH--
          INITIAL CLASS                INITIAL CLASS                 INITIAL CLASS                INITIAL CLASS
    -------------------------   ---------------------------   ---------------------------   -------------------------
       2004          2003           2004           2003           2004           2003          2004          2003
    -----------------------------------------------------------------------------------------------------------------
    $  (989,709)  $  (604,585)  $    540,473   $  1,205,551   $   (763,344)  $    359,707   $   166,828   $       (92)
      1,633,362    (1,153,363)    (2,943,135)    (3,630,231)    (1,453,022)    (5,890,280)     (191,872)   (2,547,902)
             --            --             --             --             --             --            --            --
      4,351,673    16,529,663     13,900,293     42,560,872     25,508,177     56,473,800     5,821,819    14,161,573
    -----------   -----------   ------------   ------------   ------------   ------------   -----------   -----------
      4,995,326    14,771,715     11,497,631     40,136,192     23,291,811     50,943,227     5,796,775    11,613,579
    -----------   -----------   ------------   ------------   ------------   ------------   -----------   -----------
      1,675,404     4,877,710      3,452,132      8,518,075      4,357,551      9,797,374       638,424     2,103,564
     (3,436,078)   (1,991,471)   (21,938,731)   (16,927,438)   (20,331,298)   (15,800,613)   (4,035,637)   (2,790,642)
       (864,063)     (782,400)    (3,153,638)    (3,122,813)    (2,286,653)    (1,852,667)     (460,829)     (404,451)
      1,132,036     7,467,466     (1,026,343)     4,992,559        987,792     10,673,410       257,545     2,697,580
      2,943,652    16,552,766     (6,771,325)     2,187,879      1,332,931      1,172,233     1,778,082     1,956,397
             --            --             --             --             --             --            --    (8,547,910)
    -----------   -----------   ------------   ------------   ------------   ------------   -----------   -----------
      1,450,951    26,124,071    (29,437,905)    (4,351,738)   (15,939,677)     3,989,737    (1,822,415)   (4,985,462)
    -----------   -----------   ------------   ------------   ------------   ------------   -----------   -----------
        (14,327)      (35,935)       (30,966)      (110,501)       (47,800)      (127,474)      (12,618)      (31,349)
    -----------   -----------   ------------   ------------   ------------   ------------   -----------   -----------
      6,431,950    40,859,851    (17,971,240)    35,673,953      7,304,334     54,805,490     3,961,742     6,596,768
     66,190,483    25,330,632    264,289,923    228,615,970    251,477,465    196,671,975    53,947,534    47,350,766
    -----------   -----------   ------------   ------------   ------------   ------------   -----------   -----------
    $72,622,433   $66,190,483   $246,318,683   $264,289,923   $258,781,799   $251,477,465   $57,909,276   $53,947,534
    ===========   ===========   ============   ============   ============   ============   ===========   ===========

           MAINSTAY VP                     ALGER
           LORD ABBETT                   AMERICAN
           DEVELOPING                      SMALL                        AMSOUTH                      AMSOUTH
            GROWTH--                 CAPITALIZATION--                  ENHANCED                   INTERNATIONAL
          INITIAL CLASS               CLASS O SHARES                  MARKET FUND                  EQUITY FUND
    -------------------------   ---------------------------   ---------------------------   -------------------------
       2004          2003           2004           2003           2004         2003(a)         2004         2003(a)
    -----------------------------------------------------------------------------------------------------------------
    $  (455,324)  $  (369,336)  $ (1,083,462)  $   (862,668)  $    (18,709)  $    (15,224)  $    (9,443)  $    (1,452)
     (1,142,594)   (2,206,925)     1,102,016     (1,560,092)        10,889        (26,430)       18,561          (585)
             --            --             --             --             --             --            --            --
      2,701,305    10,620,501     10,278,565     23,309,923        242,581        506,867       129,837       100,070
    -----------   -----------   ------------   ------------   ------------   ------------   -----------   -----------
      1,103,387     8,044,240     10,297,119     20,887,163        234,761        465,213       138,955        98,033
    -----------   -----------   ------------   ------------   ------------   ------------   -----------   -----------
        344,461     1,333,300      1,294,475      2,608,627        125,515         69,921        42,878         4,873
     (2,377,746)   (1,128,990)    (5,742,240)    (4,750,529)      (263,165)       (93,264)      (28,904)      (11,245)
       (212,455)     (170,538)      (627,422)      (523,087)        (5,652)        (5,011)           --            --
        124,265     1,581,719         14,609      1,933,607        411,920        350,589       203,946        86,875
       (299,255)    5,612,694      1,537,648      2,985,461        (59,649)       199,229         2,235        75,722
             --    (1,887,174)            --             --             --             --            --            --
    -----------   -----------   ------------   ------------   ------------   ------------   -----------   -----------
     (2,420,730)    5,341,011     (3,522,930)     2,254,079        208,969        521,464       220,155       156,225
    -----------   -----------   ------------   ------------   ------------   ------------   -----------   -----------
         (4,558)      (18,342)       (33,722)       (57,511)          (442)        (1,367)         (430)         (314)
    -----------   -----------   ------------   ------------   ------------   ------------   -----------   -----------
     (1,321,901)   13,366,909      6,740,467     23,083,731        443,288        985,310       358,680       253,944
     32,963,562    19,596,653     73,283,468     50,199,737      2,547,750      1,562,440       393,309       139,365
    -----------   -----------   ------------   ------------   ------------   ------------   -----------   -----------
    $31,641,661   $32,963,562   $ 80,023,935   $ 73,283,468   $  2,991,038   $  2,547,750   $   751,989   $   393,309
    ===========   ===========   ============   ============   ============   ============   ===========   ===========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2004
and December 31, 2003


                                                                        AMSOUTH                       AMSOUTH
                                                                    LARGE CAP FUND                 MID CAP FUND
                                                              ---------------------------   ---------------------------
                                                                  2004         2003(a)          2004         2003(a)
                                                              ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)............................  $    (53,985)  $    (42,679)  $    (26,687)  $    (16,712)
    Net realized gain (loss) on investments.................         6,159        (45,208)        (2,620)       (23,864)
    Realized gain distribution received.....................            --             --             --             --
    Change in unrealized appreciation (depreciation) on
      investments...........................................       202,593        780,271        257,002        359,670
                                                              ------------   ------------   ------------   ------------
      Net increase (decrease) in net assets resulting from
        operations..........................................       154,767        692,384        227,695        319,094
                                                              ------------   ------------   ------------   ------------
  Contributions and (Withdrawals):
    Payments received from policyowners.....................       198,977         85,877         51,416         93,604
    Policyowners' surrenders................................      (304,428)      (212,202)      (128,719)       (47,231)
    Policyowners' annuity and death benefits................       (23,711)       (19,127)       (21,436)          (565)
    Net transfers from (to) Fixed Account...................       590,151        720,622        229,951        219,190
    Transfers between Investment Divisions..................      (182,393)       231,887        110,755         88,106
                                                              ------------   ------------   ------------   ------------
      Net contributions and (withdrawals)...................       278,596        807,057        241,967        353,104
                                                              ------------   ------------   ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges retained by
      the Separate Account..................................           (48)        (1,927)          (663)          (838)
                                                              ------------   ------------   ------------   ------------
        Increase (decrease) in net assets...................       433,315      1,497,514        468,999        671,360
NET ASSETS:
    Beginning of year.......................................     4,023,622      2,526,108      1,497,758        826,398
                                                              ------------   ------------   ------------   ------------
    End of year.............................................  $  4,456,937   $  4,023,622   $  1,966,757   $  1,497,758
                                                              ============   ============   ============   ============

                                                                      JANUS ASPEN                   JANUS ASPEN
                                                                        SERIES                        SERIES
                                                                      BALANCED--                WORLDWIDE GROWTH--
                                                                 INSTITUTIONAL SHARES          INSTITUTIONAL SHARES
                                                              ---------------------------   ---------------------------
                                                                  2004           2003           2004           2003
                                                              ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)............................  $  4,722,954   $  4,965,652   $ (1,151,856)  $   (763,220)
    Net realized gain (loss) on investments.................    (4,474,341)    (8,290,284)   (18,343,813)   (15,235,868)
    Realized gain distribution received.....................            --             --             --             --
    Change in unrealized appreciation (depreciation) on
      investments...........................................    40,046,366     76,608,412     26,904,789     71,930,077
                                                              ------------   ------------   ------------   ------------
      Net increase (decrease) in net assets resulting from
        operations..........................................    40,294,979     73,283,780      7,409,120     55,930,989
                                                              ------------   ------------   ------------   ------------
  Contributions and (Withdrawals):
    Payments received from policyowners.....................     8,466,524     23,016,998      4,116,985      8,565,902
    Policyowners' surrenders................................   (47,771,158)   (40,684,487)   (21,215,237)   (17,178,053)
    Policyowners' annuity and death benefits................    (6,407,812)    (5,758,129)    (2,288,198)    (2,295,628)
    Net transfers from (to) Fixed Account...................    (1,642,095)    22,230,570     (1,090,554)     4,677,762
    Transfers between Investment Divisions..................   (38,084,883)   (27,330,412)   (24,714,699)   (23,041,266)
                                                              ------------   ------------   ------------   ------------
      Net contributions and (withdrawals)...................   (85,439,424)   (28,525,460)   (45,191,703)   (29,271,283)
                                                              ------------   ------------   ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges retained by
      the Separate Account..................................      (115,991)      (203,148)       (65,371)      (154,832)
                                                              ------------   ------------   ------------   ------------
        Increase (decrease) in net assets...................   (45,260,436)    44,555,172    (37,847,954)    26,504,874
NET ASSETS:
    Beginning of year.......................................   644,950,305    600,395,133    293,545,416    267,040,542
                                                              ------------   ------------   ------------   ------------
    End of year.............................................  $599,689,869   $644,950,305   $255,697,462   $293,545,416
                                                              ============   ============   ============   ============

Not all investment divisions are available under all policies.
(a) For Series VI policies, represents the period June 2, 2003 (Commencement of Operations) through December 31, 2003.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                       DREYFUS IP                   FIDELITY(R)                   FIDELITY(R)
             CALVERT                   TECHNOLOGY                       VIP                           VIP
             SOCIAL                     GROWTH--                  CONTRAFUND(R)--               EQUITY-INCOME--
            BALANCED                 INITIAL SHARES                INITIAL CLASS                 INITIAL CLASS
    -------------------------   -------------------------   ---------------------------   ---------------------------
       2004         2003(a)        2004          2003           2004           2003           2004           2003
    -----------------------------------------------------------------------------------------------------------------
    $   149,618   $   239,419   $  (433,994)  $  (251,216)  $ (3,890,857)  $ (2,851,154)  $    236,947   $    566,581
       (673,123)     (978,712)    1,836,787        (8,060)     3,499,702     (3,074,284)      (359,754)    (4,706,587)
             --            --            --            --             --             --        843,888             --
      3,444,066     5,993,240    (2,247,143)    6,316,256     47,628,975     77,663,065     21,258,222     52,748,569
    -----------   -----------   -----------   -----------   ------------   ------------   ------------   ------------
      2,920,561     5,253,947      (844,350)    6,056,980     47,237,820     71,737,627     21,979,303     48,608,563
    -----------   -----------   -----------   -----------   ------------   ------------   ------------   ------------
      5,912,310     3,634,452       861,314     2,889,939      4,866,868     12,036,604      3,534,145      7,217,772
     (2,557,405)   (1,775,298)   (1,883,394)   (1,750,594)   (27,630,497)   (18,113,205)   (18,372,755)   (13,147,263)
       (313,320)     (426,011)     (139,715)     (523,350)    (3,331,670)    (3,146,918)    (3,457,556)    (2,522,229)
      1,320,941     2,892,282       273,926     2,215,354      1,051,962     14,657,470        519,114      9,011,341
      1,261,938     2,093,259    (1,419,495)   14,589,127     15,267,034      8,049,260     10,275,155      8,708,855
    -----------   -----------   -----------   -----------   ------------   ------------   ------------   ------------
      5,624,464     6,418,684    (2,307,364)   17,420,476     (9,776,303)    13,483,211     (7,501,897)     9,268,476
    -----------   -----------   -----------   -----------   ------------   ------------   ------------   ------------
         (7,095)      (13,904)         (203)      (13,910)      (124,058)      (199,895)       (39,953)      (130,233)
    -----------   -----------   -----------   -----------   ------------   ------------   ------------   ------------
      8,537,930    11,658,727    (3,151,917)   23,463,546     37,337,459     85,020,943     14,437,453     57,746,806
     39,045,010    27,386,283    30,836,146     7,372,600    347,156,781    262,135,838    225,491,383    167,744,577
    -----------   -----------   -----------   -----------   ------------   ------------   ------------   ------------
    $47,582,940   $39,045,010   $27,684,229   $30,836,146   $384,494,240   $347,156,781   $239,928,836   $225,491,383
    ===========   ===========   ===========   ===========   ============   ============   ============   ============

             MFS(R)                                                   MFS(R)                   NEUBERGER BERMAN
            INVESTORS                    MFS(R)                      UTILITIES                        AMT
         TRUST SERIES--             RESEARCH SERIES--                SERIES--                       MID-CAP
          INITIAL CLASS               INITIAL CLASS                INITIAL CLASS                GROWTH--CLASS I
    -------------------------   -------------------------   ---------------------------   ---------------------------
       2004          2003          2004          2003           2004           2003           2004           2003
    -----------------------------------------------------------------------------------------------------------------
    $  (253,140)  $  (222,991)  $  (142,608)  $  (282,085)  $     (4,978)  $      6,211   $   (115,589)  $    (69,334)
       (688,954)   (1,604,575)   (3,662,424)   (4,664,295)       176,638         16,162        553,477       (194,925)
             --            --            --            --             --             --             --             --
      3,857,911     7,223,602     9,204,880    12,606,535        618,262        426,467        547,732      1,368,333
    -----------   -----------   -----------   -----------   ------------   ------------   ------------   ------------
      2,915,817     5,396,036     5,399,848     7,660,155        789,922        448,840        985,620      1,104,074
    -----------   -----------   -----------   -----------   ------------   ------------   ------------   ------------
        417,932       895,386       613,330     1,226,447           (847)        22,366        108,516        147,242
     (2,042,135)   (1,611,515)   (3,025,238)   (2,025,330)      (413,819)      (104,866)      (771,094)      (272,161)
       (393,162)     (394,980)     (454,115)     (291,143)        (8,802)       (20,832)       (21,737)       (29,572)
        167,795     1,359,702        71,907     1,086,641         77,535        468,628        145,863        875,524
       (972,112)     (834,702)     (959,730)   (1,257,567)     1,360,445        590,358       (586,920)     3,441,423
    -----------   -----------   -----------   -----------   ------------   ------------   ------------   ------------
     (2,821,682)     (586,109)   (3,753,846)   (1,260,952)     1,014,512        955,654     (1,125,372)     4,162,456
    -----------   -----------   -----------   -----------   ------------   ------------   ------------   ------------
         (7,188)      (14,576)      (15,568)      (20,566)        (2,284)        (1,207)        (3,450)        (2,836)
    -----------   -----------   -----------   -----------   ------------   ------------   ------------   ------------
         86,947     4,795,351     1,630,434     6,378,637      1,802,150      1,403,287       (143,202)     5,263,694
     32,016,534    27,221,183    40,916,592    34,537,955      2,143,353        740,066      8,310,675      3,046,981
    -----------   -----------   -----------   -----------   ------------   ------------   ------------   ------------
    $32,103,481   $32,016,534   $42,547,026   $40,916,592   $  3,945,503   $  2,143,353   $  8,167,473   $  8,310,675
    ===========   ===========   ===========   ===========   ============   ============   ============   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2004
and December 31, 2003

                                                                                              VAN ECK
                                                              T. ROWE PRICE                  WORLDWIDE
                                                                 EQUITY                        HARD
                                                            INCOME PORTFOLIO                  ASSETS
                                                       ---------------------------   -------------------------
                                                           2004           2003          2004         2003(a)
                                                       -------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $    279,178   $    421,520   $  (355,555)  $  (116,038)
    Net realized gain (loss) on investments..........     1,590,010     (1,529,969)      891,456       (75,442)
    Realized gain distribution received..............     4,468,125             --            --            --
    Change in unrealized appreciation (depreciation)
      on investments.................................    17,740,392     32,535,177     6,253,833     4,670,344
                                                       ------------   ------------   -----------   -----------
      Net increase (decrease) in net assets resulting
        from operations..............................    24,077,705     31,426,728     6,789,734     4,478,864
                                                       ------------   ------------   -----------   -----------
  Contributions and (Withdrawals):
    Payments received from policyowners..............     3,035,824      8,988,647    11,138,000     2,302,435
    Policyowners' surrenders.........................   (12,445,881)    (7,703,430)   (1,729,565)     (959,101)
    Policyowners' annuity and death benefits.........    (1,401,414)    (1,173,937)     (175,456)     (232,312)
    Net transfers from (to) Fixed Account............     2,335,449     13,285,554     2,669,176     1,491,196
    Transfers between Investment Divisions...........    22,298,176     11,156,473    11,071,374     2,024,174
                                                       ------------   ------------   -----------   -----------
      Net contributions and (withdrawals)............    13,822,154     24,553,307    22,973,529     4,626,392
                                                       ------------   ------------   -----------   -----------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............       (51,858)       (84,219)      (21,840)      (12,446)
                                                       ------------   ------------   -----------   -----------
        Increase (decrease) in net assets............    37,848,001     55,895,816    29,741,423     9,092,810
NET ASSETS:
    Beginning of year................................   172,514,002    116,618,186    18,047,899     8,955,089
                                                       ------------   ------------   -----------   -----------
    End of year......................................  $210,362,003   $172,514,002   $47,789,322   $18,047,899
                                                       ============   ============   ===========   ===========

                                                               VAN KAMPEN
                                                                   UIF
                                                            EMERGING MARKETS
                                                                EQUITY--
                                                                 CLASS I
                                                       ---------------------------
                                                           2004           2003
                                                       ---------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $   (323,589)  $   (493,604)
    Net realized gain (loss) on investments..........    (2,237,707)      (463,160)
    Realized gain distribution received..............            --             --
    Change in unrealized appreciation (depreciation)
      on investments.................................    10,682,534     16,827,765
                                                       ------------   ------------
      Net increase (decrease) in net assets resulting
        from operations..............................     8,121,238     15,871,001
                                                       ------------   ------------
  Contributions and (Withdrawals):
    Payments received from policyowners..............       756,714      1,178,764
    Policyowners' surrenders.........................    (3,406,142)    (2,253,626)
    Policyowners' annuity and death benefits.........      (470,417)      (185,044)
    Net transfers from (to) Fixed Account............       311,044      1,322,283
    Transfers between Investment Divisions...........     2,549,112     (1,193,319)
                                                       ------------   ------------
      Net contributions and (withdrawals)............      (259,689)    (1,130,942)
                                                       ------------   ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............       (30,453)       (41,230)
                                                       ------------   ------------
        Increase (decrease) in net assets............     7,831,096     14,698,829
NET ASSETS:
    Beginning of year................................    40,459,860     25,761,031
                                                       ------------   ------------
    End of year......................................  $ 48,290,956   $ 40,459,860
                                                       ============   ============

Not all investment divisions are available under all policies.
(a) For Series VI policies, represents the period June 2, 2003 (Commencement of Operations) through December 31, 2003.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

For the years ended December 31, 2004
and December 31, 2003

                                                              MAINSTAY VP                 MAINSTAY VP
                                                                BOND--              CAPITAL APPRECIATION--
                                                             SERVICE CLASS               SERVICE CLASS
                                                       -------------------------   -------------------------
                                                         2004(F)       2003(B)       2004(F)       2003(B)
                                                       -----------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $ 1,263,428   $   669,046   $  (436,405)  $   (35,306)
    Net realized gain (loss) on investments..........     (120,641)       (9,433)      138,540         3,797
    Realized gain distribution received..............      583,451       451,604            --            --
    Change in unrealized appreciation (depreciation)
      on investments.................................     (806,292)     (967,216)    1,516,420       907,201
                                                       -----------   -----------   -----------   -----------
      Net increase (decrease) in net assets resulting
        from operations..............................      919,946       144,001     1,218,555       875,692
                                                       -----------   -----------   -----------   -----------
  Contributions and (Withdrawals):
    Payments received from policyowners..............   28,326,752    16,184,310    23,617,625    12,149,453
    Policyowners' surrenders.........................   (1,630,614)     (134,737)     (923,834)      (55,367)
    Policyowners' annuity and death benefits.........     (229,185)      (22,694)      (48,557)           --
    Net transfers from (to) Fixed Account............    8,056,169     2,804,694     5,080,974     1,409,906
    Transfers between Investment Divisions...........       55,370       (86,376)     (492,509)      509,713
                                                       -----------   -----------   -----------   -----------
      Net contributions and (withdrawals)............   34,578,492    18,745,197    27,233,699    14,013,705
                                                       -----------   -----------   -----------   -----------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............       (4,791)         (625)          (40)       (1,720)
                                                       -----------   -----------   -----------   -----------
        Increase (decrease) in net assets............   35,493,647    18,888,573    28,452,214    14,887,677
NET ASSETS:
    Beginning of year................................   18,888,573            --    14,887,677            --
                                                       -----------   -----------   -----------   -----------
    End of year......................................  $54,382,220   $18,888,573   $43,339,891   $14,887,677
                                                       ===========   ===========   ===========   ===========

                                                              MAINSTAY VP                 MAINSTAY VP
                                                        INTERNATIONAL EQUITY--          MID CAP CORE--
                                                             SERVICE CLASS               SERVICE CLASS
                                                       -------------------------   -------------------------
                                                         2004(F)       2003(B)       2004(F)       2003(B)
                                                       -----------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $   (43,116)  $   100,083   $  (217,792)  $    (3,743)
    Net realized gain (loss) on investments..........       95,246           584       120,785         4,307
    Realized gain distribution received..............           --            --       774,026            --
    Change in unrealized appreciation (depreciation)
      on investments.................................    4,938,118       730,172     4,387,762       660,013
                                                       -----------   -----------   -----------   -----------
      Net increase (decrease) in net assets resulting
        from operations..............................    4,990,248       830,839     5,064,781       660,577
                                                       -----------   -----------   -----------   -----------
  Contributions and (Withdrawals):
    Payments received from policyowners..............   23,853,952     6,487,226    18,091,012     6,647,592
    Policyowners' surrenders.........................     (710,428)      (20,173)     (727,901)      (24,107)
    Policyowners' annuity and death benefits.........     (128,863)           --       (47,234)           --
    Net transfers from (to) Fixed Account............    5,109,965       777,923     4,277,750       754,227
    Transfers between Investment Divisions...........    3,086,439       506,598     2,489,388       392,621
                                                       -----------   -----------   -----------   -----------
      Net contributions and (withdrawals)............   31,211,065     7,751,574    24,083,015     7,770,333
                                                       -----------   -----------   -----------   -----------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............      (12,377)       (1,754)      (11,921)       (1,225)
                                                       -----------   -----------   -----------   -----------
        Increase (decrease) in net assets............   36,188,936     8,580,659    29,135,875     8,429,685
NET ASSETS:
    Beginning of year................................    8,580,659            --     8,429,685            --
                                                       -----------   -----------   -----------   -----------
    End of year......................................  $44,769,595   $ 8,580,659   $37,565,560   $ 8,429,685
                                                       ===========   ===========   ===========   ===========

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund, AmSouth Mid Cap Fund, Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

(b) For the period June 2, 2003 (Commencement of Operations) through December 31, 2003.

(f) For Series II policies, represents the period November 15, 2004 (Commencement of Operations) through December 31, 2004.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                                                                                                MAINSTAY VP
           MAINSTAY VP                 MAINSTAY VP                 MAINSTAY VP                   HIGH YIELD
         COMMON STOCK--               CONVERTIBLE--                GOVERNMENT--               CORPORATE BOND--
          SERVICE CLASS               SERVICE CLASS               SERVICE CLASS                SERVICE CLASS
    -------------------------   -------------------------   --------------------------   --------------------------
      2004(F)       2003(B)       2004(F)       2003(B)       2004(F)        2003(B)       2004(F)        2003(B)
    ---------------------------------------------------------------------------------------------------------------
    $    31,617   $    48,214   $   453,711   $   358,567   $  1,024,910   $   536,713   $ 13,913,633   $ 4,572,088
        104,390         8,375       181,638        10,159       (128,103)      (23,739)       361,833        75,226
             --            --            --            --             --            --             --            --
      2,151,066       660,345     2,142,049       937,676       (455,402)     (461,521)     4,263,691      (427,034)
    -----------   -----------   -----------   -----------   ------------   -----------   ------------   -----------
      2,287,073       716,934     2,777,398     1,306,402        441,405        51,453     18,539,157     4,220,280
    -----------   -----------   -----------   -----------   ------------   -----------   ------------   -----------
     15,004,613     7,989,297    32,545,228    17,816,107     19,050,338    11,550,843    135,148,403    62,557,554
       (661,788)      (30,782)   (1,718,393)      (93,399)    (1,380,706)     (111,045)    (5,501,123)     (510,614)
        (13,750)           --       (90,073)       (2,472)       (49,221)      (21,357)      (646,595)      (16,408)
      3,151,764       864,374    11,513,571     3,058,428      4,873,982     1,798,730     24,002,067     6,778,138
        965,360       259,250        73,250       536,450       (316,483)     (163,918)     5,903,008     3,406,645
    -----------   -----------   -----------   -----------   ------------   -----------   ------------   -----------
     18,446,199     9,082,139    42,323,583    21,315,114     22,177,910    13,053,253    158,905,760    72,215,315
    -----------   -----------   -----------   -----------   ------------   -----------   ------------   -----------
         (3,291)       (1,506)       (7,685)       (2,639)        (2,564)         (410)       (58,909)       (8,981)
    -----------   -----------   -----------   -----------   ------------   -----------   ------------   -----------
     20,729,981     9,797,567    45,093,296    22,618,877     22,616,751    13,104,296    177,386,008    76,426,614
      9,797,567            --    22,618,877            --     13,104,296            --     76,426,614            --
    -----------   -----------   -----------   -----------   ------------   -----------   ------------   -----------
    $30,527,548   $ 9,797,567   $67,712,173   $22,618,877   $ 35,721,047   $13,104,296   $253,812,622   $76,426,614
    ===========   ===========   ===========   ===========   ============   ===========   ============   ===========

           MAINSTAY VP                 MAINSTAY VP                 MAINSTAY VP                  MAINSTAY VP
        MID CAP GROWTH--             MID CAP VALUE--             S&P 500 INDEX--             SMALL CAP GROWTH--
          SERVICE CLASS               SERVICE CLASS               SERVICE CLASS                SERVICE CLASS
    -------------------------   -------------------------   --------------------------   --------------------------
      2004(F)       2003(B)       2004(F)       2003(B)       2004(F)        2003(B)       2004(F)        2003(B)
    ---------------------------------------------------------------------------------------------------------------
    $  (575,564)  $   (50,908)  $  (173,943)  $    75,068   $    471,681   $   289,627   $   (487,206)  $   (42,984)
        677,570        16,617       140,015         2,824        272,518         8,627        212,295       101,617
             --            --       614,383            --             --            --             --            --
      9,017,157     1,056,186     7,035,664     1,397,565      8,340,201     2,344,601      4,008,944       924,548
    -----------   -----------   -----------   -----------   ------------   -----------   ------------   -----------
      9,119,163     1,021,895     7,616,119     1,475,457      9,084,400     2,642,855      3,734,033       983,181
    -----------   -----------   -----------   -----------   ------------   -----------   ------------   -----------
     29,060,538    12,366,489    34,795,764    12,558,709     70,753,569    30,225,134     26,608,690    10,104,785
     (1,306,305)      (42,443)   (1,361,139)     (148,820)    (3,005,687)     (126,507)    (1,423,298)      (63,684)
       (142,289)           --       (47,597)       (9,982)      (268,779)           --        (91,716)           --
      6,356,741     1,429,279     8,978,905     1,967,194     15,775,645     3,826,016      6,127,312     1,588,488
      1,974,479       967,172     4,910,904       767,872      2,375,002     1,550,382        753,456     1,007,218
    -----------   -----------   -----------   -----------   ------------   -----------   ------------   -----------
     35,943,164    14,720,497    47,276,837    15,134,973     85,629,750    35,475,025     31,974,444    12,636,807
    -----------   -----------   -----------   -----------   ------------   -----------   ------------   -----------
        (16,684)       (1,707)      (18,810)       (2,880)       (11,840)       (5,577)        (7,084)       (1,549)
    -----------   -----------   -----------   -----------   ------------   -----------   ------------   -----------
     45,045,643    15,740,685    54,874,146    16,607,550     94,702,310    38,112,303     35,701,393    13,618,439
     15,740,685            --    16,607,550            --     38,112,303            --     13,618,439            --
    -----------   -----------   -----------   -----------   ------------   -----------   ------------   -----------
    $60,786,328   $15,740,685   $71,481,696   $16,607,550   $132,814,613   $38,112,303   $ 49,319,832   $13,618,439
    ===========   ===========   ===========   ===========   ============   ===========   ============   ===========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2004
and December 31, 2003

                                                              MAINSTAY VP                 MAINSTAY VP
                                                            TOTAL RETURN--                  VALUE--
                                                             SERVICE CLASS               SERVICE CLASS
                                                       -------------------------   -------------------------
                                                         2004(F)       2003(B)       2004(F)       2003(B)
                                                       -----------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $   135,182   $   151,742   $   (43,521)  $   132,011
    Net realized gain (loss) on investments..........      154,606         8,420       309,475         5,578
    Realized gain distribution received..............           --            --            --            --
    Change in unrealized appreciation (depreciation)
      on investments.................................    1,111,906       318,435     3,379,065     1,078,395
                                                       -----------   -----------   -----------   -----------
      Net increase (decrease) in net assets resulting
        from operations..............................    1,401,694       478,597     3,645,019     1,215,984
                                                       -----------   -----------   -----------   -----------
  Contributions and (Withdrawals):
    Payments received from policyowners..............   17,926,443     9,409,022    25,919,825    11,071,138
    Policyowners' surrenders.........................     (884,719)      (64,750)     (974,606)      (45,141)
    Policyowners' annuity and death benefits.........      (28,772)       (1,839)      (10,553)       (1,873)
    Net transfers from (to) Fixed Account............    4,809,650     1,240,638     6,144,530     1,672,577
    Transfers between Investment Divisions...........     (704,132)      626,032     1,352,930       604,755
                                                       -----------   -----------   -----------   -----------
      Net contributions and (withdrawals)............   21,118,470    11,209,103    32,432,126    13,301,456
                                                       -----------   -----------   -----------   -----------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............       (2,608)         (941)       (5,918)       (2,453)
                                                       -----------   -----------   -----------   -----------
        Increase (decrease) in net assets............   22,517,556    11,686,759    36,071,227    14,514,987
NET ASSETS:
    Beginning of year................................   11,686,759            --    14,514,987            --
                                                       -----------   -----------   -----------   -----------
    End of year......................................  $34,204,315   $11,686,759   $50,586,214   $14,514,987
                                                       ===========   ===========   ===========   ===========

                                                                                               COLONIAL SMALL
                                                         ALGER AMERICAN SMALL                  CAP VALUE FUND,
                                                           CAPITALIZATION--                   VARIABLE SERIES--
                                                            CLASS S SHARES                         CLASS B
                                                       -------------------------              -----------------
                                                         2004(F)       2003(B)                     2004(G)
                                                       --------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $  (165,727)  $   (12,957)                $    3,033
    Net realized gain (loss) on investments..........      118,747         3,323                        203
    Realized gain distribution received..............           --            --                     27,573
    Change in unrealized appreciation (depreciation)
      on investments.................................    1,876,029       265,197                      1,048
                                                       -----------   -----------                 ----------
      Net increase (decrease) in net assets resulting
        from operations..............................    1,829,049       255,563                     31,857
                                                       -----------   -----------                 ----------
  Contributions and (Withdrawals):
    Payments received from policyowners..............    9,106,509     3,487,235                    817,168
    Policyowners' surrenders.........................     (401,534)      (12,836)                       (24)
    Policyowners' annuity and death benefits.........      (13,407)           --                         --
    Net transfers from (to) Fixed Account............    1,847,356       381,569                     49,822
    Transfers between Investment Divisions...........    1,575,086       246,929                    650,198
                                                       -----------   -----------                 ----------
      Net contributions and (withdrawals)............   12,114,010     4,102,897                  1,517,164
                                                       -----------   -----------                 ----------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............       (4,150)         (395)                       (19)
                                                       -----------   -----------                 ----------
        Increase (decrease) in net assets............   13,938,909     4,358,065                  1,549,002
NET ASSETS:
    Beginning of year................................    4,358,065            --                         --
                                                       -----------   -----------                 ----------
    End of year......................................  $18,296,974   $ 4,358,065                 $1,549,002
                                                       ===========   ===========                 ==========

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund, AmSouth Mid Cap Fund, Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

(b) For the period June 2, 2003 (Commencement of Operations) through December 31, 2003.
(c) For the period September 5, 2003 (Commencement of Operations) through December 31, 2003.
(f) For Series II policies, represents the period November 15, 2004 (Commencement of Operations) through December 31, 2004.
(g) For the period November 15, 2004 (Commencement of Operations) through December 31, 2004.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

           MAINSTAY VP                 MAINSTAY VP                MAINSTAY VP                 MAINSTAY VP
        AMERICAN CENTURY              DREYFUS LARGE          EAGLE ASSET MANAGEMENT     LORD ABBETT DEVELOPING
        INCOME & GROWTH--            COMPANY VALUE--            GROWTH EQUITY--                GROWTH--
          SERVICE CLASS               SERVICE CLASS              SERVICE CLASS               SERVICE CLASS
    -------------------------   -------------------------   ------------------------   -------------------------
      2004(F)       2003(B)       2004(F)       2003(B)       2004(F)      2003(B)       2004(F)       2003(B)
    ------------------------------------------------------------------------------------------------------------
    $   108,061   $    33,732   $   (67,395)  $    16,252   $  (190,563)  $  (18,715)  $  (137,361)  $   (14,763)
         86,092         2,148       241,967         1,536        16,757        8,458        73,680         9,907
             --            --            --            --            --           --            --            --
      1,079,250       269,166     1,279,898       406,307      (106,780)     401,277       782,042       162,697
    -----------   -----------   -----------   -----------   -----------   ----------   -----------   -----------
      1,273,403       305,046     1,454,470       424,095      (280,586)     391,020       718,361       157,841
    -----------   -----------   -----------   -----------   -----------   ----------   -----------   -----------
      9,312,918     2,939,211    10,037,234     4,252,337     9,002,711    5,659,004     7,124,597     3,453,771
       (422,105)      (20,244)     (541,140)      (12,409)     (607,575)     (26,883)     (309,470)      (22,215)
        (30,053)           --       (16,205)           --       (45,733)          --       (22,050)           --
      2,302,058       494,253     2,129,230       786,074     2,292,436      760,252     1,528,709       385,802
        326,344       235,857     1,081,684       257,778      (966,782)     332,119       152,924       263,554
    -----------   -----------   -----------   -----------   -----------   ----------   -----------   -----------
     11,489,162     3,649,077    12,690,803     5,283,780     9,675,057    6,724,492     8,474,710     4,080,912
    -----------   -----------   -----------   -----------   -----------   ----------   -----------   -----------
         (1,969)         (625)       (1,895)         (878)        1,502         (758)       (1,318)         (157)
    -----------   -----------   -----------   -----------   -----------   ----------   -----------   -----------
     12,760,596     3,953,498    14,143,378     5,706,997     9,395,973    7,114,754     9,191,753     4,238,596
      3,953,498            --     5,706,997            --     7,114,754           --     4,238,596            --
    -----------   -----------   -----------   -----------   -----------   ----------   -----------   -----------
    $16,714,094   $ 3,953,498   $19,850,375   $ 5,706,997   $16,510,727   $7,114,754   $13,430,349   $ 4,238,596
    ===========   ===========   ===========   ===========   ===========   ==========   ===========   ===========


      DREYFUS IP TECHNOLOGY          FIDELITY(R) VIP             FIDELITY(R) VIP             FIDELITY(R) VIP
            GROWTH--                 CONTRAFUND(R)--             EQUITY-INCOME--                MID CAP--
         SERVICE SHARES              SERVICE CLASS 2             SERVICE CLASS 2             SERVICE CLASS 2
    -------------------------   -------------------------   -------------------------   -------------------------
      2004(F)       2003(B)       2004(F)       2003(B)       2004(F)       2003(B)        2004         2003(C)
    -------------------------------------------------------------------------------------------------------------
    $  (226,976)  $   (28,950)  $  (709,526)  $   (62,633)  $  (320,657)  $   (54,055)  $  (484,984)  $    (9,128)
        113,983        30,527       113,070         7,697       157,958         9,678       176,170         5,852
             --            --            --            --        83,974            --            --            --
         80,024       467,105     8,705,990     1,333,185     5,156,865     1,500,408    10,086,422       297,094
    -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
        (32,969)      468,682     8,109,534     1,278,249     5,078,140     1,456,031     9,777,608       293,818
    -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
     10,108,446     6,715,921    44,851,838    14,442,367    37,912,960    13,722,795    27,676,531     1,861,787
       (584,616)      (22,108)   (1,456,588)      (72,874)   (1,455,786)      (69,883)   (1,346,299)      (36,974)
        (23,572)           --      (134,820)           --       (85,116)       (8,028)     (169,701)           --
      2,146,155       585,804    10,791,287     2,527,803     7,529,061     1,661,505     5,792,542       316,111
       (358,894)      446,667     5,045,675     1,042,665     2,936,845       488,394    27,377,145     2,629,850
    -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
     11,287,519     7,726,284    59,097,392    17,939,961    46,837,964    15,794,783    59,330,218     4,770,774
    -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
            354          (670)      (17,820)       (2,511)       (7,101)       (3,060)      (20,415)         (398)
    -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
     11,254,904     8,194,296    67,189,106    19,215,699    51,909,003    17,247,754    69,087,411     5,064,194
      8,194,296            --    19,215,699            --    17,247,754            --     5,064,194            --
    -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
    $19,449,200   $ 8,194,296   $86,404,805   $19,215,699   $69,156,757   $17,247,754   $74,151,605   $ 5,064,194
    ===========   ===========   ===========   ===========   ===========   ===========   ===========   ===========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2004
and December 31, 2003

                                                          JANUS ASPEN SERIES          JANUS ASPEN SERIES
                                                              BALANCED--              WORLDWIDE GROWTH--
                                                            SERVICE SHARES              SERVICE SHARES
                                                       -------------------------   ------------------------
                                                         2004(F)       2003(B)       2004(F)      2003(B)
                                                       ----------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $   583,599   $   128,799   $   (54,547)  $   (9,168)
    Net realized gain (loss) on investments..........      147,574         5,656       115,752        5,488
    Realized gain distribution received..............           --            --            --           --
    Change in unrealized appreciation (depreciation)
      on investments.................................    3,015,545       917,096       643,853      552,083
                                                       -----------   -----------   -----------   ----------
      Net increase (decrease) in net assets resulting
        from operations..............................    3,746,718     1,051,551       705,058      548,403
                                                       -----------   -----------   -----------   ----------
  Contributions and (Withdrawals):
    Payments received from policyowners..............   29,613,727    20,254,818    10,432,636    5,688,873
    Policyowners' surrenders.........................   (1,721,304)     (105,144)     (553,518)     (25,856)
    Policyowners' annuity and death benefits.........     (171,981)           --        (6,553)          --
    Net transfers from (to) Fixed Account............    8,893,450     3,134,124     2,295,374      756,492
    Transfers between Investment Divisions...........       66,432       302,659       282,848      203,774
                                                       -----------   -----------   -----------   ----------
      Net contributions and (withdrawals)............   36,680,324    23,586,457    12,450,787    6,623,283
                                                       -----------   -----------   -----------   ----------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............       (8,595)       (2,405)       (2,741)      (1,192)
                                                       -----------   -----------   -----------   ----------
        Increase (decrease) in net assets............   40,418,447    24,635,603    13,153,104    7,170,494
NET ASSETS:
    Beginning of year................................   24,635,603            --     7,170,494           --
                                                       -----------   -----------   -----------   ----------
    End of year......................................  $65,054,050   $24,635,603   $20,323,598   $7,170,494
                                                       ===========   ===========   ===========   ==========

                                                                                        VAN KAMPEN UIF
                                                                                           EMERGING
                                                         T. ROWE PRICE EQUITY          MARKETS EQUITY--
                                                         INCOME PORTFOLIO--II              CLASS II
                                                       -------------------------   ------------------------
                                                         2004(F)       2003(B)       2004(F)      2003(B)
                                                       ----------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).....................  $    33,866   $    28,151   $   (65,856)  $   (6,522)
    Net realized gain (loss) on investments..........     (129,339)      (11,111)      202,906       30,499
    Realized gain distribution received..............    1,456,677            --            --           --
    Change in unrealized appreciation (depreciation)
      on investments.................................    5,825,328     1,323,740     1,869,318      234,981
                                                       -----------   -----------   -----------   ----------
      Net increase (decrease) in net assets resulting
        from operations..............................    7,186,532     1,340,780     2,006,368      258,958
                                                       -----------   -----------   -----------   ----------
  Contributions and (Withdrawals):
    Payments received from policyowners..............   41,425,016    13,752,482     7,763,796    1,877,349
    Policyowners' surrenders.........................   (1,767,134)      (69,148)     (290,705)      (5,182)
    Policyowners' annuity and death benefits.........     (123,624)      (22,489)       (5,113)          --
    Net transfers from (to) Fixed Account............    9,224,798     1,917,938     1,178,214      149,329
    Transfers between Investment Divisions...........    5,787,228       911,110       706,355      591,097
                                                       -----------   -----------   -----------   ----------
      Net contributions and (withdrawals)............   54,546,284    16,489,893     9,352,547    2,612,593
                                                       -----------   -----------   -----------   ----------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges
      retained by the Separate Account...............      (12,074)       18,413        (6,235)        (392)
                                                       -----------   -----------   -----------   ----------
        Increase (decrease) in net assets............   61,720,742    17,849,086    11,352,680    2,871,159
NET ASSETS:
    Beginning of year................................   17,849,086            --     2,871,159           --
                                                       -----------   -----------   -----------   ----------
    End of year......................................  $79,569,828   $17,849,086   $14,223,839   $2,871,159
                                                       ===========   ===========   ===========   ==========

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund, AmSouth Mid Cap Fund, Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.
(b) For the period June 2, 2003 (Commencement of Operations) through December 31, 2003.
(d) For Series II policies, represents the period May 1, 2004 (Commencement of Operations) through June 30, 2004.
(e) For the period May 1, 2004 (Commencement of Operations) through December 31, 2004.
(f) For Series II policies, represents the period November 15, 2004 (Commencement of Operations) through December 31, 2004.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

       MFS(R) INVESTORS                MFS(R)                    MFS(R)            NEUBERGER BERMAN AMT
        TRUST SERIES--           RESEARCH SERIES--         UTILITIES SERIES--        MID-CAP GROWTH--
         SERVICE CLASS             SERVICE CLASS             SERVICE CLASS               CLASS S
    -----------------------   ------------------------   ----------------------   ----------------------
     2004(F)      2003(B)       2004(F)      2003(B)       2004(D)     2003(B)      2004(F)     2003(B)
    ----------------------------------------------------------------------------------------------------
    $  (26,813)  $   (4,088)  $   (25,827)  $   (6,664)  $  (118,759)  $   (295)  $   (42,285)  $ (1,867)
        25,554        2,765        37,936          890        32,251          4        44,444        231
            --           --            --           --            --         --            --         --
       301,264       69,400       501,466      119,316     4,016,228     11,177       597,813     27,641
    ----------   ----------   -----------   ----------   -----------   --------   -----------   --------
       300,005       68,077       513,575      113,542     3,929,720     10,886       599,972     26,005
    ----------   ----------   -----------   ----------   -----------   --------   -----------   --------
     1,826,405      840,705     2,116,731    1,261,053    12,619,966    137,548     3,566,648    208,242
      (107,551)      (2,718)     (144,050)      (2,817)     (357,193)        --       (84,158)    (2,463)
        (5,251)          --        (4,190)          --       (49,452)        --            --         --
       478,904      177,860       538,998      189,489     2,379,686      9,469       730,692    262,967
        11,871       35,184       238,485      212,793    21,241,132        (17)      453,983     23,747
    ----------   ----------   -----------   ----------   -----------   --------   -----------   --------
     2,204,378    1,051,031     2,745,974    1,660,518    35,834,139    147,000     4,667,165    492,493
    ----------   ----------   -----------   ----------   -----------   --------   -----------   --------
          (579)        (151)       (1,179)        (252)       (6,965)       (14)       (1,508)       (50)
    ----------   ----------   -----------   ----------   -----------   --------   -----------   --------
     2,503,804    1,118,957     3,258,370    1,773,808    39,756,894    157,872     5,265,629    518,448
     1,118,957           --     1,773,808           --       157,872         --       518,448         --
    ----------   ----------   -----------   ----------   -----------   --------   -----------   --------
    $3,622,761   $1,118,957   $ 5,032,178   $1,773,808   $39,914,766   $157,872   $ 5,784,077   $518,448
    ==========   ==========   ===========   ==========   ===========   ========   ===========   ========

          Victory VIF
          Diversified
            Stock--
         Class A Shares
         --------------
            2004(e)
         --------------
          $     3,493
               18,027
                   --
              317,404
          -----------
              338,924
          -----------
            2,388,147
             (218,206)
                   --
              461,479
            2,885,624
          -----------
            5,517,044
          -----------
                 (499)
          -----------
            5,855,469
                   --
          -----------
          $ 5,855,469
          ===========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1-- Organization and Accounting Policies:
--------------------------------------------------------------------------------
NYLIAC Variable Annuity Separate Account-III ("Separate Account") was established on November 30, 1994, under Delaware law by New York Life Insurance and Annuity Corporation ("NYLIAC"), a wholly-owned subsidiary of New York Life Insurance Company. The Separate Account funds Series I policies (LifeStages(R) Variable Annuity, LifeStages(R) Flexible Premium Variable Annuity and MainStay Plus Variable Annuity), Series II policies (LifeStages(R) Access Variable Annuity and MainStay Access Variable Annuity), Series III policies (LifeStages(R) Premium Plus Variable Annuity, MainStay Premium Plus Variable Annuity and AmSouth Premium Plus Variable Annuity), Series IV policies (LifeStages(R) Essentials Variable Annuity and MainStay Plus II Variable Annuity), Series V policies (LifeStages(R) Select Variable Annuity and MainStay Select Variable Annuity) and Series VI policies (LifeStages(R) Premium Plus II Variable Annuity, MainStay Premium Plus II Variable Annuity and AmSouth Premium Plus II Variable Annuity). Sales of the Series II policies were discontinued effective October 14, 2002 for the MainStay Access Variable Annuity. This account was established to receive and invest premium payments under Non-Qualified Deferred and Tax-Qualified Deferred Flexible Premium Variable Retirement Annuity Policies issued by NYLIAC. The Non-Qualified policies are designed to establish retirement benefits to provide individuals with supplemental retirement income. The Qualified policies are designed to establish retirement benefits for individuals who participate in qualified pension, profit sharing or annuity plans. The policies are distributed by NYLIFE Distributors LLC and sold by registered representatives of NYLIFE Securities Inc., certain banking and financial institutions which have entered into selling agreements with NYLIAC and registered representatives of unaffiliated broker-dealers. NYLIFE Securities Inc. is a wholly-owned subsidiary of NYLIFE LLC and NYLIFE Distributors LLC is a wholly-owned subsidiary of New York Life Investment Management Holdings LLC ("NYLIM Holdings"). NYLIFE LLC and NYLIM Holdings are both wholly-owned subsidiaries of New York Life Insurance Company. The Separate Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust.

  The assets of the Separate Account, which are currently all in the accumulation phase, are invested in shares of the MainStay VP Series Fund, Inc., the Alger American Fund, the Variable Insurance Funds, the Calvert Variable Series, Inc., the Dreyfus Investment Portfolios, the Fidelity Variable Insurance Products Fund, the Janus Aspen Series, the Liberty Variable Investment Trust, the MFS(R) Variable Insurance Trust(SM), the Neuberger Berman Advisors Management Trust, the T. Rowe Price Equity Series, Inc., the Van Eck Worldwide Insurance Trust, the Universal Institutional Funds, Inc. and the Victory Variable Insurance Funds (collectively, "Funds"). These assets are clearly identified and distinguished from the other assets and liabilities of NYLIAC. These assets are the property of NYLIAC; however, the portion of the assets attributable to the policies will not be charged with liabilities arising out of any other business NYLIAC may conduct. The Fixed Account and the Dollar Cost Averaging Advantage Account represents the general assets of NYLIAC. NYLIAC's Fixed Account and the Dollar Cost Averaging Advantage Account may be charged with liabilities arising out of other business NYLIAC may conduct.

  New York Life Investment Management LLC ("NYLIM"), a wholly-owned subsidiary of NYLIM Holdings, provides investment advisory services to the MainStay VP Series Fund, Inc. for a fee. NYLIM retains several sub-advisers, including MacKay Shields LLC, a wholly-owned subsidiary of NYLIM Holdings, American Century Investment Management, Inc., The Dreyfus Corporation, Eagle Asset Management, Inc. and Lord, Abbett & Co. LLC, to provide investment advisory services to certain portfolios of the MainStay VP Series Fund, Inc.

  The following investment divisions, with their respective fund portfolios, are available in this Separate Account:

MainStay VP Bond--Initial Class
MainStay VP Capital Appreciation--Initial Class
MainStay VP Cash Management
MainStay VP Common Stock--Initial Class(1)
MainStay VP Convertible--Initial Class
MainStay VP Government--Initial Class
MainStay VP High Yield Corporate Bond--Initial Class
MainStay VP International Equity--Initial Class
MainStay VP Mid Cap Core--Initial Class
MainStay VP Mid Cap Growth--Initial Class
MainStay VP Mid Cap Value--Initial Class(2)
MainStay VP S&P 500 Index--Initial Class(3)
MainStay VP Small Cap Growth--Initial Class
MainStay VP Total Return--Initial Class
MainStay VP Value--Initial Class
MainStay VP American Century Income &
  Growth--Initial Class
MainStay VP Dreyfus Large Company Value--Initial Class
MainStay VP Eagle Asset Management Growth
  Equity--Initial Class
MainStay VP Lord Abbett Developing Growth--
  Initial Class
Alger American Small Capitalization--Class O Shares
AmSouth Enhanced Market Fund
AmSouth International Equity Fund
AmSouth Large Cap Fund
AmSouth Mid Cap Fund
Calvert Social Balanced
Dreyfus IP Technology Growth--Initial Shares
Fidelity(R) VIP Contrafund(R)--Initial Class

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

Fidelity(R) VIP Equity-Income--Initial Class
Janus Aspen Series Balanced--Institutional Shares
Janus Aspen Series Worldwide Growth--Institutional Shares
MFS(R) Investors Trust Series--Initial Class
MFS(R) Research Series--Initial Class
MFS(R) Utilities Series--Initial Class
Neuberger Berman AMT Mid-Cap Growth--Class I
T. Rowe Price Equity Income Portfolio
Van Eck Worldwide Hard Assets
Van Kampen UIF Emerging Markets Equity--Class I
MainStay VP Bond--Service Class
MainStay VP Capital Appreciation--Service Class
MainStay VP Common Stock--Service Class(4)
MainStay VP Convertible--Service Class
MainStay VP Government--Service Class
MainStay VP High Yield Corporate Bond--Service Class
MainStay VP International Equity--Service Class
MainStay VP Mid Cap Core--Service Class
MainStay VP Mid Cap Growth--Service Class
MainStay VP Mid Cap Value--Service Class(5)
MainStay VP S&P 500 Index--Service Class(6)
MainStay VP Small Cap Growth--Service Class
MainStay VP Total Return--Service Class
MainStay VP Value--Service Class
MainStay VP American Century Income & Growth--
  Service Class
MainStay VP Dreyfus Large Company Value--
  Service Class
MainStay VP Eagle Asset Management Growth
  Equity--Service Class
MainStay VP Lord Abbett Developing Growth--
  Service Class
Alger American Small Capitalization--Class S Shares
Colonial Small Cap Value Fund, Variable Series--Class B
Dreyfus IP Technology Growth--Service Shares
Fidelity(R) VIP Contrafund(R)--Service Class 2
Fidelity(R) VIP Equity-Income--Service Class 2
Fidelity(R) VIP Mid Cap--Service Class 2
Janus Aspen Series Balanced--Service Shares
Janus Aspen Series Worldwide Growth--Service Shares
MFS(R) Investors Trust Series--Service Class
MFS(R) Research Series--Service Class
MFS(R) Utilities Series--Service Class
Neuberger Berman AMT Mid-Cap Growth--Class S
T. Rowe Price Equity Income Portfolio--II
Van Kampen UIF Emerging Markets Equity--Class II
Victory VIF Diversified Stock--Class A Shares

  Not all investment divisions are available under all policies.

  (1) Formerly MainStay VP Growth Equity--Initial Class

  (2) Formerly MainStay VP Equity Income--Initial Class

  (3) Formerly MainStay VP Indexed Equity--Initial Class

  (4) Formerly MainStay VP Growth Equity--Service Class

  (5) Formerly MainStay VP Equity Income--Service Class

  (6) Formerly MainStay VP Indexed Equity--Service Class

  For all policies within Series I, III, IV, V and VI, initial premium payments are allocated to the Investment Divisions, Fixed Account(s) and/or Dollar Cost Averaging Advantage Plan Accounts (where available) within two Business Days after receipt. For Series IV policies, there are two Fixed Accounts available, a one-year and a three-year Fixed Account. For Series I, III, IV, V and VI, subsequent premium payments are allocated to the Investment Divisions, one year Fixed Account, three year Fixed Account (where available), and/or Dollar Cost Averaging Plan Accounts (where available) at the close of the Business Day they are received. For Series II policies, LifeStages(R) Access Variable Annuity, subsequent premium payments are not permitted for policies purchased prior to November 15, 2004. For Series II policies, MainStay, Access Variable Annuity, subsequent premium payments are not permitted. In those states where NYLIAC offers a single premium version of the Series III and VI policies, only one premium payment is allowed. In those states where NYLIAC offers a modified version of the Series IV and V policies, subsequent premium payments are allowed only during the first policy year. In addition, for Series I, II, III, V and VI policies, the policyowner has the option to transfer amounts between the Investment Divisions of the Separate Account and the Fixed Account of NYLIAC subject to certain restrictions. For Series IV policies, the policyowner has the option to transfer amounts between the Investment Divisions of the Separate Account and the one-year Fixed Account of NYLIAC. On the accompanying statement of changes in net assets, all references to the Fixed Account include the Fixed Account and the Dollar Cost Averaging Advantage Account.

  No Federal income tax is payable on investment income or capital gains of the Separate Account under current Federal income tax law.

  Security Valuation--The investments are valued at the net asset value of shares of the respective Fund portfolios.

  Security Transactions--Realized gains and losses from security transactions are reported on the identified cost basis. Security transactions are accounted for as of the date the securities are purchased or sold (trade date).

  Distributions Received--Dividend income and capital gain distributions are recorded on the ex-dividend date and reinvested in the corresponding portfolio.

  In December 2003, the Accounting Standards Executive Committee issued Statement of Position 03-5 ("SOP"), "Financial Highlights of Separate Accounts:
An Amendment to the Audit Guide Audits of Investment Companies". This SOP, which was adopted as of January 1, 2003, provides guidance on reporting financial highlights. Upon adoption of this SOP, the investment income ratio disclosed in
Note 6 has been restated for the years 2001 and 2002. The SOP requires disclosure, in Note 6, of the investment income to average net assets ratio; the disclosure requirement for the years 2001 and 2002 was the net investment income to average net assets ratio.

  The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2--Investments (in 000's):
--------------------------------------------------------------------------------

At December 31, 2004, the investments of the Separate Account are as follows:


                                                                                MAINSTAY VP
                                                       MAINSTAY VP                CAPITAL              MAINSTAY VP
                                                          BOND--               APPRECIATION--             CASH
                                                      INITIAL CLASS            INITIAL CLASS           MANAGEMENT
                                                     -------------------------------------------------------------
Number of shares...................................        17,748                   17,355               199,759
Identified cost....................................      $242,308                 $522,767              $199,759


                                                       MAINSTAY VP              MAINSTAY VP             MAINSTAY VP
                                                         MID CAP                  S&P 500                SMALL CAP
                                                         VALUE--                  INDEX--                GROWTH--
                                                      INITIAL CLASS            INITIAL CLASS           INITIAL CLASS
                                                     ---------------------------------------------------------------
Number of shares...................................        11,798                   26,107                   6,692
Identified cost....................................      $113,687                 $671,418                $ 57,088

  Investment activity for the year ended December 31, 2004, was as follows:


                                                                                MAINSTAY VP
                                                       MAINSTAY VP                CAPITAL              MAINSTAY VP
                                                          BOND--               APPRECIATION--             CASH
                                                      INITIAL CLASS            INITIAL CLASS           MANAGEMENT
                                                     -------------------------------------------------------------
Purchases..........................................      $ 15,751                 $  5,367              $161,258
Proceeds from sales................................        60,025                   60,339               201,751


                                                       MAINSTAY VP              MAINSTAY VP             MAINSTAY VP
                                                         MID CAP                  S&P 500                SMALL CAP
                                                         VALUE--                  INDEX--                GROWTH--
                                                      INITIAL CLASS            INITIAL CLASS           INITIAL CLASS
                                                     ---------------------------------------------------------------
Purchases..........................................      $ 23,667                 $ 25,087                $  9,319
Proceeds from sales................................         5,776                   70,550                   8,846

Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                                                            MAINSTAY VP        MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
      MAINSTAY VP       MAINSTAY VP       MAINSTAY VP        HIGH YIELD       INTERNATIONAL        MID CAP           MID CAP
    COMMON STOCK--     CONVERTIBLE--     GOVERNMENT--     CORPORATE BOND--      EQUITY--           CORE--           GROWTH--
     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS      INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
    ----------------------------------------------------------------------------------------------------------------------------
         15,357            19,526            17,910             80,855             5,239             4,599             7,311
       $359,052          $209,812          $198,001           $724,782          $ 57,793           $45,514           $62,707

                                          MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                                           AMERICAN           DREYFUS         EAGLE ASSET          LORD              ALGER
      MAINSTAY VP                           CENTURY            LARGE          MANAGEMENT          ABBETT            AMERICAN
         TOTAL          MAINSTAY VP         INCOME            COMPANY           GROWTH          DEVELOPING           SMALL
       RETURN--           VALUE--         & GROWTH--          VALUE--          EQUITY--          GROWTH--       CAPITALIZATION--
     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     CLASS O SHARES
    ----------------------------------------------------------------------------------------------------------------------------
         14,834            15,773             5,068             4,863             8,753             3,500             3,964
       $280,995          $238,331          $ 54,454          $ 48,171          $130,446           $30,526           $61,757


                                                            MAINSTAY VP        MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
      MAINSTAY VP       MAINSTAY VP       MAINSTAY VP        HIGH YIELD       INTERNATIONAL        MID CAP           MID CAP
    COMMON STOCK--     CONVERTIBLE--     GOVERNMENT--     CORPORATE BOND--      EQUITY--           CORE--           GROWTH--
     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS      INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
    ----------------------------------------------------------------------------------------------------------------------------
       $  7,686          $ 19,730          $ 20,059           $119,814          $ 24,068           $15,047           $19,567
         41,185            33,766            79,653            138,661             9,337             3,704            10,549

                                          MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                                           AMERICAN           DREYFUS         EAGLE ASSET          LORD              ALGER
      MAINSTAY VP                           CENTURY            LARGE          MANAGEMENT          ABBETT            AMERICAN
         TOTAL          MAINSTAY VP         INCOME            COMPANY           GROWTH          DEVELOPING           SMALL
       RETURN--           VALUE--         & GROWTH--          VALUE--          EQUITY--          GROWTH--       CAPITALIZATION--
     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     CLASS O SHARES
    ----------------------------------------------------------------------------------------------------------------------------
       $  8,932          $ 11,348          $  5,093          $  7,904          $  3,176           $ 3,723           $ 7,063
         37,935            28,109             6,757             8,118            20,629             6,610            11,693

--------------------------------------------------------------------------------


                                      AMSOUTH         AMSOUTH                                            CALVERT
                                     ENHANCED      INTERNATIONAL        AMSOUTH           AMSOUTH         SOCIAL
                                    MARKET FUND     EQUITY FUND      LARGE CAP FUND     MID CAP FUND     BALANCED
                                    ------------------------------------------------------------------------------
Number of shares..................       329              62                 485              215         25,511
Identified cost...................    $2,594          $  548            $  4,010          $ 1,539        $47,261

                                                       NEUBERGER                                          VAN KAMPEN
                                                        BERMAN                                               UIF
                                       MFS(R)             AMT                               VAN ECK        EMERGING
                                      UTILITIES         MID-CAP        T. ROWE PRICE       WORLDWIDE       MARKETS
                                      SERIES--         GROWTH--            EQUITY             HARD         EQUITY--
                                    INITIAL CLASS       CLASS I       INCOME PORTFOLIO       ASSETS        CLASS I
                                    --------------------------------------------------------------------------------
Number of shares..................         194             460               9,450            2,612          4,386
Identified cost...................      $2,950          $6,809            $178,027          $37,665        $37,268


                                      AMSOUTH         AMSOUTH                                            CALVERT
                                     ENHANCED      INTERNATIONAL        AMSOUTH           AMSOUTH         SOCIAL
                                    MARKET FUND     EQUITY FUND      LARGE CAP FUND     MID CAP FUND     BALANCED
                                    ------------------------------------------------------------------------------
Purchases.........................    $  644          $  283            $    917          $   397        $10,003
Proceeds from sales...............       452              72                 691              180          4,203

                                                       NEUBERGER                                          VAN KAMPEN
                                                        BERMAN                                               UIF
                                       MFS(R)             AMT                               VAN ECK        EMERGING
                                      UTILITIES         MID-CAP        T. ROWE PRICE       WORLDWIDE       MARKETS
                                      SERIES--         GROWTH--            EQUITY             HARD         EQUITY--
                                    INITIAL CLASS       CLASS I       INCOME PORTFOLIO       ASSETS        CLASS I
                                    --------------------------------------------------------------------------------
Purchases.........................      $1,580          $2,200            $ 31,079          $25,882        $ 9,965
Proceeds from sales...............         566           3,443              12,452            3,185         10,547

Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                                                                              JANUS ASPEN
                                                            JANUS ASPEN         SERIES            MFS(R)
      DREYFUS IP        FIDELITY(R)       FIDELITY(R)         SERIES           WORLDWIDE         INVESTORS          MFS(R)
      TECHNOLOGY            VIP               VIP           BALANCED--         GROWTH--            TRUST           RESEARCH
       GROWTH--       CONTRAFUND(R)--   EQUITY-INCOME--    INSTITUTIONAL     INSTITUTIONAL       SERIES--          SERIES--
    INITIAL SHARES     INITIAL CLASS     INITIAL CLASS        SHARES            SHARES         INITIAL CLASS     INITIAL CLASS
    ---------------------------------------------------------------------------------------------------------------------------
          3,187            14,496             9,491            24,677             9,583             1,782             2,791
        $26,124          $341,074          $213,356          $610,831          $397,716           $31,734           $46,849

                                                                              JANUS ASPEN
                                                            JANUS ASPEN         SERIES            MFS(R)
      DREYFUS IP        FIDELITY(R)       FIDELITY(R)         SERIES           WORLDWIDE         INVESTORS          MFS(R)
      TECHNOLOGY            VIP               VIP           BALANCED--         GROWTH--            TRUST           RESEARCH
       GROWTH--       CONTRAFUND(R)--   EQUITY-INCOME--    INSTITUTIONAL     INSTITUTIONAL       SERIES--          SERIES--
    INITIAL SHARES     INITIAL CLASS     INITIAL CLASS        SHARES            SHARES         INITIAL CLASS     INITIAL CLASS
    ---------------------------------------------------------------------------------------------------------------------------
        $ 9,054          $ 13,929          $ 16,459          $ 18,338          $  7,363           $ 1,379           $ 2,240
         11,801            27,637            22,891            99,408            53,952             4,463             6,149

--------------------------------------------------------------------------------


                                                                             MAINSTAY VP            MAINSTAY VP
                                                      MAINSTAY VP              CAPITAL                 COMMON
                                                        BOND--              APPRECIATION--            STOCK--
                                                     SERVICE CLASS          SERVICE CLASS          SERVICE CLASS
                                                    -------------------------------------------------------------
Number of shares..................................        4,107                  2,026                  1,496
Identified cost...................................     $ 56,354                $41,076                $27,827

                                                                             MAINSTAY VP            MAINSTAY VP
                                                      MAINSTAY VP             SMALL CAP                TOTAL
                                                    S&P 500 INDEX--            GROWTH--               RETURN--
                                                     SERVICE CLASS          SERVICE CLASS          SERVICE CLASS
                                                    -------------------------------------------------------------
Number of shares..................................        5,475                  4,562                  2,063
Identified cost...................................     $122,598                $44,566                $32,901


                                                                             MAINSTAY VP            MAINSTAY VP
                                                      MAINSTAY VP              CAPITAL                 COMMON
                                                        BOND--              APPRECIATION--            STOCK--
                                                     SERVICE CLASS          SERVICE CLASS          SERVICE CLASS
                                                    -------------------------------------------------------------
Purchases.........................................     $ 38,871                $28,793                $19,406
Proceeds from sales...............................        2,306                  1,878                    849

                                                                             MAINSTAY VP            MAINSTAY VP
                                                      MAINSTAY VP             SMALL CAP                TOTAL
                                                    S&P 500 INDEX--            GROWTH--               RETURN--
                                                     SERVICE CLASS          SERVICE CLASS          SERVICE CLASS
                                                    -------------------------------------------------------------
Purchases.........................................     $ 88,793                $33,693                $23,466
Proceeds from sales...............................        2,338                  2,069                  2,119

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund, AmSouth Mid Cap Fund, Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                                          MAINSTAY VP        MAINSTAY VP                         MAINSTAY VP
      MAINSTAY VP       MAINSTAY VP        HIGH YIELD       INTERNATIONAL      MAINSTAY VP         MID CAP         MAINSTAY VP
     CONVERTIBLE--     GOVERNMENT--     CORPORATE BOND--      EQUITY--       MID CAP CORE--       GROWTH--       MID CAP VALUE--
     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS      SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
    ----------------------------------------------------------------------------------------------------------------------------
          6,044             3,379             25,778             3,190             2,878             5,276             5,837
        $64,877           $36,766           $250,872           $39,258           $32,649           $50,931           $63,293

                        MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                         AMERICAN           DREYFUS         EAGLE ASSET          LORD              ALGER         COLONIAL SMALL
                          CENTURY            LARGE          MANAGEMENT          ABBETT            AMERICAN          CAP VALUE
      MAINSTAY VP         INCOME            COMPANY           GROWTH          DEVELOPING           SMALL         FUND, VARIABLE
        VALUE--         & GROWTH--          VALUE--          EQUITY--          GROWTH--       CAPITALIZATION--      SERIES--
     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     CLASS S SHARES        CLASS B
    ----------------------------------------------------------------------------------------------------------------------------
          3,089             1,465             1,777             1,496             1,492               912                 92
        $46,311           $15,421          $ 18,239           $16,279           $12,535           $16,221            $ 1,549

                                          MAINSTAY VP        MAINSTAY VP                         MAINSTAY VP
      MAINSTAY VP       MAINSTAY VP        HIGH YIELD       INTERNATIONAL      MAINSTAY VP         MID CAP         MAINSTAY VP
     CONVERTIBLE--     GOVERNMENT--     CORPORATE BOND--      EQUITY--       MID CAP CORE--       GROWTH--       MID CAP VALUE--
     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS      SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
    ----------------------------------------------------------------------------------------------------------------------------
        $45,451           $28,215           $179,230           $31,887           $25,388           $39,936           $48,639
          2,498             4,925              5,781               597               653             4,408               741

                        MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                         AMERICAN           DREYFUS         EAGLE ASSET          LORD              ALGER         COLONIAL SMALL
                          CENTURY            LARGE          MANAGEMENT          ABBETT            AMERICAN          CAP VALUE
      MAINSTAY VP         INCOME            COMPANY           GROWTH          DEVELOPING           SMALL         FUND, VARIABLE
        VALUE--         & GROWTH--          VALUE--          EQUITY--          GROWTH--       CAPITALIZATION--      SERIES--
     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     CLASS S SHARES        CLASS B
    ----------------------------------------------------------------------------------------------------------------------------
        $34,628           $12,273          $ 14,582           $11,496           $ 9,161           $12,705            $ 1,572
          2,104               633             1,902             1,966               787               706                 23

--------------------------------------------------------------------------------

                                                              FIDELITY(R)                                              JANUS ASPEN
                         DREYFUS IP        FIDELITY(R)            VIP            FIDELITY(R)        JANUS ASPEN          SERIES
                         TECHNOLOGY            VIP              EQUITY-            VIP MID            SERIES            WORLDWIDE
                          GROWTH--       CONTRAFUND(R)--       INCOME--         CAP-- SERVICE       BALANCED--          GROWTH--
                       SERVICE SHARES    SERVICE CLASS 2    SERVICE CLASS 2        CLASS 2        SERVICE SHARES     SERVICE SHARES
                       -------------------------------------------------------------------------------------------------------------
Number of shares.....        2,265             3,290              2,766              2,489              2,587                766
Identified cost......      $18,976           $76,665            $62,739            $64,001            $61,360            $19,203


                                                              FIDELITY(R)                                              JANUS ASPEN
                         DREYFUS IP        FIDELITY(R)            VIP            FIDELITY(R)        JANUS ASPEN          SERIES
                         TECHNOLOGY            VIP              EQUITY-            VIP MID            SERIES            WORLDWIDE
                          GROWTH--       CONTRAFUND(R)--       INCOME--         CAP-- SERVICE       BALANCED--          GROWTH--
                       SERVICE SHARES    SERVICE CLASS 2    SERVICE CLASS 2        CLASS 2        SERVICE SHARES     SERVICE SHARES
                       -------------------------------------------------------------------------------------------------------------
Purchases............      $13,015           $59,289            $47,936            $60,437            $39,703            $13,633
Proceeds from sales..        1,903               670              1,148              1,389              2,280              1,184

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund, AmSouth Mid Cap Fund, Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                                                                                           VAN KAMPEN
        MFS(R)                                           NEUBERGER                            UIF
      INVESTORS          MFS(R)           MFS(R)         BERMAN AMT     T. ROWE PRICE       EMERGING       VICTORY VIF
        TRUST           RESEARCH        UTILITIES         MID-CAP           EQUITY          MARKETS        DIVERSIFIED
       SERIES--         SERIES--         SERIES--         GROWTH--          INCOME          EQUITY--         STOCK--
    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS       CLASS S       PORTFOLIO--II       CLASS II      CLASS A SHARES
    --------------------------------------------------------------------------------------------------------------------
           202              332            1,969              327            3,579            1,293              535
        $3,265           $4,429          $35,986           $5,179          $72,695          $12,169           $5,555

                                                                                           VAN KAMPEN
        MFS(R)                                           NEUBERGER                            UIF
      INVESTORS          MFS(R)           MFS(R)         BERMAN AMT     T. ROWE PRICE       EMERGING       VICTORY VIF
        TRUST           RESEARCH        UTILITIES         MID-CAP           EQUITY          MARKETS        DIVERSIFIED
       SERIES--         SERIES--         SERIES--         GROWTH--          INCOME          EQUITY--         STOCK--
    SERVICE CLASS    SERVICE CLASS    SERVICE CLASS       CLASS S       PORTFOLIO--II       CLASS II      CLASS A SHARES
    --------------------------------------------------------------------------------------------------------------------
        $2,421           $2,997          $36,069           $6,538          $57,391          $12,413           $5,936
           234              266              262            1,896            1,118            3,089              399

NOTE 3--Expenses and Related Party Transactions:
--------------------------------------------------------------------------------

NYLIAC deducts a surrender charge on certain partial withdrawals and surrenders of Series I, III, IV, V, and VI policies. For LifeStages(R) Variable Annuity and MainStay Plus Variable Annuity policies which are part of Series I, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 7% during the first three payment years and declines 1% per year for each additional payment year, until the sixth payment year, after which no charge is made. For LifeStages(R) Flexible Premium Variable Annuity policies, which are also part of Series I, this charge is 7% for the first three policy years and declines to 1% per year for each additional policy year, until the ninth policy year, after which no charge is made.

  For LifeStages(R) Premium Plus Variable Annuity policies, which are part of Series III and LifeStages(R) Premium Plus II Variable Annuity policies, which are part of Series VI, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 8% during the first three payment years and declines 1% per year for each additional payment year, until the eighth payment year, after which no charge is made. For MainStay Premium Plus Variable Annuity and AmSouth Premium Plus Variable Annuity policies, which are also part of Series III and MainStay Premium Plus II Variable Annuity and AmSouth Premium Plus II Variable Annuity policies, which are part of Series VI, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 8% for the first four payment years and declines 1% per year for each additional payment year, until the eighth payment year, after which no charge is made. In those states where NYLIAC offers a single premium version of the LifeStages(R) Premium Plus Variable Annuity, MainStay Premium Plus Variable Annuity, MainStay Premium Plus II Variable Annuity, AmSouth Premium Plus Variable Annuity and AmSouth Premium Plus II Variable Annuity, there is a lower surrender charge.

  For the LifeStages(R) Essentials Variable Annuity and MainStay Plus II Variable Annuity policies, which are part of Series IV, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 7% during the first three payment years, 6% during the fourth and fifth payment years and declines 1% per year for each additional payment year, until the seventh payment year, after which no charge is made.

  For LifeStages(R) Select Variable Annuity and MainStay Select Variable Annuity policies, which are part of Series V, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 8% during the first two payment years and declines to 7% for the third payment year, after which no charge is made.

  All surrender charges are recorded with policyowners' surrenders in the accompanying statement of changes in net assets. Surrender charges are paid to NYLIAC.

  NYLIAC also deducts an annual policy service charge on each policy anniversary date and upon surrender, if on the policy anniversary and/or date of surrender the accumulation value is less than $20,000 for Series I policies, $50,000 for Series II and IV policies and $100,000 for Series III, V and VI policies. For LifeStages(R) Variable Annuity and MainStay Plus Variable Annuity policies which are part of Series I, this charge is the lesser of $30 or 2% of the accumulation value per policy. For LifeStages(R) Flexible Premium Variable Annuity, which is also part of Series I, this charge is $30 per policy. For Series II policies, this charge is $40 per policy (may be lower in some states). For Series III, IV, and VI policies, this charge is $30 per policy. For Series V policies, this charge is $50 per policy. These charges are shown as a reduction to payments received from policyowners in the accompanying statement of changes in net assets.

  Additionally, NYLIAC reserves the right to charge Series I, II, III, IV, V and VI policies $30 for each transfer in excess of 12 in any one policy year, subject to certain restrictions.

  The Separate Account is charged for administrative services provided and the mortality and expense risks assumed by NYLIAC. For Series I, II, III, IV, V and VI policies, these charges are made daily at an annual rate of 1.40%, 1.55%, 1.60%, 1.45%, 1.85% and 1.75%, respectively of the daily average variable accumulation value of each Investment Division. The amounts of these charges retained in the Investment Divisions represent funds of NYLIAC. Accordingly, NYLIAC participates in the results of each Investment Division ratably with the policyowners. These charges are disclosed in the accompanying statement of operations.

--------------------------------------------------------------------------------
NOTE 4--Distribution of Net Income:
--------------------------------------------------------------------------------

The Separate Account does not expect to declare dividends to policyowners from accumulated net investment income and realized gains. The income and gains are distributed to policyowners as part of withdrawals of amounts (in the form of surrenders, death benefits, transfers, or annuity payments) in excess of the net premium payments.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

NOTE 5--Unit Transactions (in 000's):
--------------------------------------------------------------------------------

The changes in units outstanding for the years ended December 31, 2004 and 2003 were as follows:


                                                                                                        MAINSTAY VP
                                                                      MAINSTAY VP                         CAPITAL
                                                                        BOND--                        APPRECIATION--
                                                                     INITIAL CLASS                     INITIAL CLASS
                                                                -----------------------           -----------------------
                                                                 2004             2003             2004             2003
                                                                ---------------------------------------------------------
SERIES I POLICIES
Units Issued................................................       200              728              352              578
Units Redeemed..............................................    (2,470)          (2,394)          (3,337)          (2,779)
                                                                ------           ------           ------           ------
  Net Increase (Decrease)...................................    (2,270)          (1,666)          (2,985)          (2,201)
                                                                ======           ======           ======           ======
SERIES II POLICIES
Units Issued................................................        --               30                2                1
Units Redeemed..............................................       (25)             (79)             (24)             (15)
                                                                ------           ------           ------           ------
  Net Increase (Decrease)...................................       (25)             (49)             (22)             (14)
                                                                ======           ======           ======           ======
SERIES III POLICIES
Units Issued................................................        37            2,704              227            1,861
Units Redeemed..............................................    (1,014)          (1,053)            (710)            (211)
                                                                ------           ------           ------           ------
  Net Increase (Decrease)...................................      (977)           1,651             (483)           1,650
                                                                ======           ======           ======           ======
SERIES IV POLICIES
Units Issued................................................        43            1,268               55              577
Units Redeemed..............................................      (319)            (287)             (61)             (30)
                                                                ------           ------           ------           ------
  Net Increase (Decrease)...................................      (276)             981               (6)             547
                                                                ======           ======           ======           ======
SERIES V POLICIES
Units Issued................................................         1               28               --                4
Units Redeemed..............................................        (9)              (8)              --               --
                                                                ------           ------           ------           ------
  Net Increase (Decrease)...................................        (8)              20               --                4
                                                                ======           ======           ======           ======
SERIES VI POLICIES
Units Issued................................................        --               --               --               --
Units Redeemed..............................................        --               --               --               --
                                                                ------           ------           ------           ------
  Net Increase (Decrease)...................................        --               --               --               --
                                                                ======           ======           ======           ======

Not all investment divisions are available under all policies.
(a) For Series VI policies, represents the period June 2, 2003 (Commencement of Operations) through December 31, 2003.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------



                             MAINSTAY VP      MAINSTAY VP       MAINSTAY VP
        MAINSTAY VP        COMMON STOCK--    CONVERTIBLE--     GOVERNMENT--
      CASH MANAGEMENT       INITIAL CLASS    INITIAL CLASS     INITIAL CLASS
    --------------------   ---------------   --------------   ---------------
     2004      2003(a)      2004     2003     2004    2003     2004     2003
    -------------------------------------------------------------------------
     12,261     16,976        191      286      201   1,318      205      801
    (42,654)   (94,625)    (1,712)  (1,556)  (1,016)  (707)   (3,140)  (4,878)
    -------    -------     ------   ------   ------   -----   ------   ------
    (30,393)   (77,649)    (1,521)  (1,270)    (815)   611    (2,935)  (4,077)
    =======    =======     ======   ======   ======   =====   ======   ======
      1,341      8,111          2        5        3     10        --       61
     (1,380)   (30,445)       (17)     (72)     (18)   (51)      (45)    (186)
    -------    -------     ------   ------   ------   -----   ------   ------
        (39)   (22,334)       (15)     (67)     (15)   (41)      (45)    (125)
    =======    =======     ======   ======   ======   =====   ======   ======
     23,814     38,546        142    1,067      112   2,022       19    3,379
    (32,703)   (55,519)      (374)    (321)    (280)  (171)   (1,213)  (2,204)
    -------    -------     ------   ------   ------   -----   ------   ------
     (8,889)   (16,973)      (232)     746     (168)  1,851   (1,194)   1,175
    =======    =======     ======   ======   ======   =====   ======   ======
     24,505     23,094         31      535       67    715        32    1,547
    (23,347)   (11,450)       (45)     (32)     (63)   (28)     (411)    (771)
    -------    -------     ------   ------   ------   -----   ------   ------
      1,158     11,644        (14)     503        4    687      (379)     776
    =======    =======     ======   ======   ======   =====   ======   ======
      3,216      2,390          5       20        7     14         2       47
     (2,910)      (469)        (1)      --       (3)    --       (16)     (15)
    -------    -------     ------   ------   ------   -----   ------   ------
        306      1,921          4       20        4     14       (14)      32
    =======    =======     ======   ======   ======   =====   ======   ======
     15,234      7,586         --       --       --     --        --       --
     (8,387)    (4,699)        --       --       --     --        --       --
    -------    -------     ------   ------   ------   -----   ------   ------
      6,847      2,887         --       --       --     --        --       --
    =======    =======     ======   ======   ======   =====   ======   ======

--------------------------------------------------------------------------------



                                                                      MAINSTAY VP                     MAINSTAY VP
                                                                      HIGH YIELD                     INTERNATIONAL
                                                                   CORPORATE BOND--                    EQUITY--
                                                                     INITIAL CLASS                   INITIAL CLASS
                                                                -----------------------           -------------------
                                                                 2004             2003            2004           2003
                                                                -----------------------------------------------------
SERIES I POLICIES
Units Issued................................................       551            5,528           919             495
Units Redeemed..............................................    (3,313)          (2,766)          (223)          (199)
                                                                ------           ------           ----           ----
  Net Increase (Decrease)...................................    (2,762)           2,762           696             296
                                                                ======           ======           ====           ====
SERIES II POLICIES
Units Issued................................................        71              242            11             131
Units Redeemed..............................................       (50)            (122)           (4)           (120)
                                                                ------           ------           ----           ----
  Net Increase (Decrease)...................................        21              120             7              11
                                                                ======           ======           ====           ====
SERIES III POLICIES
Units Issued................................................       305            5,210           357             712
Units Redeemed..............................................      (842)            (411)          (90)            (83)
                                                                ------           ------           ----           ----
  Net Increase (Decrease)...................................      (537)           4,799           267             629
                                                                ======           ======           ====           ====
SERIES IV POLICIES
Units Issued................................................       312            2,072            72             219
Units Redeemed..............................................      (151)             (89)          (12)             (8)
                                                                ------           ------           ----           ----
  Net Increase (Decrease)...................................       161            1,983            60             211
                                                                ======           ======           ====           ====
SERIES V POLICIES
Units Issued................................................         3              110            21               4
Units Redeemed..............................................       (23)              (4)           --              --
                                                                ------           ------           ----           ----
  Net Increase (Decrease)...................................       (20)             106            21               4
                                                                ======           ======           ====           ====
SERIES VI POLICIES
Units Issued................................................        --               --            --              --
Units Redeemed..............................................        --               --            --              --
                                                                ------           ------           ----           ----
  Net Increase (Decrease)...................................        --               --            --              --
                                                                ======           ======           ====           ====

Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------



     MAINSTAY VP        MAINSTAY VP        MAINSTAY VP       MAINSTAY VP
       MID CAP            MID CAP            MID CAP           S&P 500
       CORE--            GROWTH--            VALUE--           INDEX--
    INITIAL CLASS      INITIAL CLASS      INITIAL CLASS     INITIAL CLASS
    -------------   -------------------   --------------   ---------------
    2004    2003      2004       2003      2004    2003     2004     2003
    ----------------------------------------------------------------------
     894     585     1,473      2,332      1,617   1,161      393      707
    (175)   (212)     (566)      (102)      (465)  (338)   (2,604)  (2,167)
    ----    ----     -----      -----     ------   -----   ------   ------
     719     373       907      2,230      1,152    823    (2,211)  (1,460)
    ====    ====     =====      =====     ======   =====   ======   ======
      --       8         6          6         11      8        17       24
      (4)     (1)       (2)        (6)        (9)   (10)      (34)     (47)
    ----    ----     -----      -----     ------   -----   ------   ------
      (4)      7         4         --          2     (2)      (17)     (23)
    ====    ====     =====      =====     ======   =====   ======   ======
     184     641       212      1,364        496   1,215      451    3,350
     (42)    (21)     (155)       (69)      (144)  (118)     (463)    (303)
    ----    ----     -----      -----     ------   -----   ------   ------
     142     620        57      1,295        352   1,097      (12)   3,047
    ====    ====     =====      =====     ======   =====   ======   ======
      69     253        98        409        104    726       175    1,231
     (17)    (12)      (33)       (16)       (60)   (34)      (79)     (52)
    ----    ----     -----      -----     ------   -----   ------   ------
      52     241        65        393         44    692        96    1,179
    ====    ====     =====      =====     ======   =====   ======   ======
      --       3        --          5          5     15        12       13
      (2)     --        (1)        --         (2)    --        (2)      --
    ----    ----     -----      -----     ------   -----   ------   ------
      (2)      3        (1)         5          3     15        10       13
    ====    ====     =====      =====     ======   =====   ======   ======
      --      --        --         --         --     --        --       --
      --      --        --         --         --     --        --       --
    ----    ----     -----      -----     ------   -----   ------   ------
      --      --        --         --         --     --        --       --
    ====    ====     =====      =====     ======   =====   ======   ======

--------------------------------------------------------------------------------



                                                      MAINSTAY VP
                                                       SMALL CAP        MAINSTAY VP
                                                        GROWTH--      TOTAL RETURN--
                                                     INITIAL CLASS     INITIAL CLASS
                                                     --------------   ---------------
                                                     2004     2003     2004     2003
                                                     --------------------------------
SERIES I POLICIES
Units Issued.......................................   476    1,825       185      268
Units Redeemed.....................................  (278)    (248)   (1,794)  (1,327)
                                                     ----    -----    ------   ------
  Net Increase (Decrease)..........................   198    1,577    (1,609)  (1,059)
                                                     ====    =====    ======   ======
SERIES II POLICIES
Units Issued.......................................     2        7         2        4
Units Redeemed.....................................    (3)      (2)     (156)     (40)
                                                     ----    -----    ------   ------
  Net Increase (Decrease)..........................    (1)       5      (154)     (36)
                                                     ====    =====    ======   ======
SERIES III POLICIES
Units Issued.......................................    73    1,184        65    1,241
Units Redeemed.....................................  (148)     (87)     (166)    (135)
                                                     ----    -----    ------   ------
  Net Increase (Decrease)..........................   (75)   1,097      (101)   1,106
                                                     ====    =====    ======   ======
SERIES IV POLICIES
Units Issued.......................................    36      504        33      435
Units Redeemed.....................................   (36)     (21)      (44)     (24)
                                                     ----    -----    ------   ------
  Net Increase (Decrease)..........................    --      483       (11)     411
                                                     ====    =====    ======   ======
SERIES V POLICIES
Units Issued.......................................    --        9         5       26
Units Redeemed.....................................    (1)      --        (2)      (1)
                                                     ----    -----    ------   ------
  Net Increase (Decrease)..........................    (1)       9         3       25
                                                     ====    =====    ======   ======
SERIES VI POLICIES
Units Issued.......................................    --       --        --       --
Units Redeemed.....................................    --       --        --       --
                                                     ----    -----    ------   ------
  Net Increase (Decrease)..........................    --       --        --       --
                                                     ====    =====    ======   ======

Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


                                                              MAINSTAY VP
                         MAINSTAY VP        MAINSTAY VP       EAGLE ASSET
      MAINSTAY VP     AMERICAN CENTURY     DREYFUS LARGE      MANAGEMENT
        VALUE--       INCOME & GROWTH--   COMPANY VALUE--   GROWTH EQUITY--
     INITIAL CLASS      INITIAL CLASS      INITIAL CLASS     INITIAL CLASS
    ---------------   -----------------   ---------------   ---------------
     2004     2003     2004      2003     2004     2003      2004     2003
    -----------------------------------------------------------------------
       213      451     145        221     232       301       113     176
    (1,062)  (1,053)   (368)    (1,308)   (297)   (1,208)   (1,316)   (733)
    ------   ------    ----     ------    ----    ------    ------    ----
      (849)    (602)   (223)    (1,087)    (65)     (907)   (1,203)   (557)
    ======   ======    ====     ======    ====    ======    ======    ====
        --       10      --         10       1         3         1      13
       (14)     (15)     (3)        (5)     (3)       (4)      (21)     (9)
    ------   ------    ----     ------    ----    ------    ------    ----
       (14)      (5)     (3)         5      (2)       (1)      (20)      4
    ======   ======    ====     ======    ====    ======    ======    ====
       223    1,046     111        488     139       540        89     989
      (207)    (141)    (79)       (68)    (92)      (53)     (500)   (142)
    ------   ------    ----     ------    ----    ------    ------    ----
        16      905      32        420      47       487      (411)    847
    ======   ======    ====     ======    ====    ======    ======    ====
        45      685      28        132      15       194        31     235
       (57)     (43)     (9)        (2)    (12)      (14)      (29)    (14)
    ------   ------    ----     ------    ----    ------    ------    ----
       (12)     642      19        130       3       180         2     221
    ======   ======    ====     ======    ====    ======    ======    ====
         1       16       1         --      16         3         3       4
        (2)      --      --         --      --        --        --      --
    ------   ------    ----     ------    ----    ------    ------    ----
        (1)      16       1         --      16         3         3       4
    ======   ======    ====     ======    ====    ======    ======    ====
        --       --      --         --      --        --        --      --
        --       --      --         --      --        --        --      --
    ------   ------    ----     ------    ----    ------    ------    ----
        --       --      --         --      --        --        --      --
    ======   ======    ====     ======    ====    ======    ======    ====

--------------------------------------------------------------------------------



                                                         MAINSTAY VP
                                                         LORD ABBETT           ALGER AMERICAN
                                                     DEVELOPING GROWTH--   SMALL CAPITALIZATION--
                                                        INITIAL CLASS          CLASS O SHARES
                                                     -------------------   -----------------------
                                                       2004       2003        2004         2003
                                                     ---------------------------------------------
SERIES I POLICIES
Units Issued.......................................      29        581         112          338
Units Redeemed.....................................    (306)      (380)       (591)        (536)
                                                       ----       ----        ----         ----
  Net Increase (Decrease)..........................    (277)       201        (479)        (198)
                                                       ====       ====        ====         ====
SERIES II POLICIES
Units Issued.......................................      --         12           6            6
Units Redeemed.....................................      (7)        (3)        (11)         (34)
                                                       ----       ----        ----         ----
  Net Increase (Decrease)..........................      (7)         9          (5)         (28)
                                                       ====       ====        ====         ====
SERIES III POLICIES
Units Issued.......................................      33        455         260          778
Units Redeemed.....................................     (77)       (18)       (200)        (212)
                                                       ----       ----        ----         ----
  Net Increase (Decrease)..........................     (44)       437          60          566
                                                       ====       ====        ====         ====
SERIES IV POLICIES
Units Issued.......................................      12         92          20          135
Units Redeemed.....................................      (5)        (2)        (10)          (6)
                                                       ----       ----        ----         ----
  Net Increase (Decrease)..........................       7         90          10          129
                                                       ====       ====        ====         ====
SERIES V POLICIES
Units Issued.......................................      --          1           5            4
Units Redeemed.....................................      --         --          --           --
                                                       ----       ----        ----         ----
  Net Increase (Decrease)..........................      --          1           5            4
                                                       ====       ====        ====         ====
SERIES VI POLICIES
Units Issued.......................................      --         --          --           --
Units Redeemed.....................................      --         --          --           --
                                                       ----       ----        ----         ----
  Net Increase (Decrease)..........................      --         --          --           --
                                                       ====       ====        ====         ====

Not all investment divisions are available under all policies.
(a) For Series VI policies, represents the period June 2, 2003 (Commencement of Operations) through December 31, 2003.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------



       AMSOUTH          AMSOUTH
       ENHANCED      INTERNATIONAL       AMSOUTH          AMSOUTH
     MARKET FUND      EQUITY FUND     LARGE CAP FUND    MID CAP FUND
    --------------   --------------   --------------   --------------
    2004   2003(a)   2004   2003(a)   2004   2003(a)   2004   2003(a)
    -----------------------------------------------------------------
     --       --      --      --       --       --      --      --
     --       --      --      --       --       --      --      --
    ---      ---     ----     --      ---      ---     ---      --
     --       --      --      --       --       --      --      --
    ===      ===     ====     ==      ===      ===     ===      ==
     --       --      --      --       --       --      --      --
     --       --      --      --       --       --      --      --
    ---      ---     ----     --      ---      ---     ---      --
     --       --      --      --       --       --      --      --
    ===      ===     ====     ==      ===      ===     ===      ==
     32       68      10      16       45      125      28      51
    (37)     (14)     (2)     (1)     (63)     (32)    (18)     (8)
    ---      ---     ----     --      ---      ---     ---      --
     (5)      54       8      15      (18)      93      10      43
    ===      ===     ====     ==      ===      ===     ===      ==
     --       --      --      --       --       --      --      --
     --       --      --      --       --       --      --      --
    ---      ---     ----     --      ---      ---     ---      --
     --       --      --      --       --       --      --      --
    ===      ===     ====     ==      ===      ===     ===      ==
     --       --      --      --       --       --      --      --
     --       --      --      --       --       --      --      --
    ---      ---     ----     --      ---      ---     ---      --
     --       --      --      --       --       --      --      --
    ===      ===     ====     ==      ===      ===     ===      ==
     24       12      10       3       40       12      14       7
     (2)      --      (1)     --       (3)      --      (1)     --
    ---      ---     ----     --      ---      ---     ---      --
     22       12       9       3       37       12      13       7
    ===      ===     ====     ==      ===      ===     ===      ==

--------------------------------------------------------------------------------



                                                        CALVERT            DREYFUS IP
                                                         SOCIAL       TECHNOLOGY GROWTH--
                                                        BALANCED         INITIAL SHARES
                                                     --------------   --------------------
                                                     2004   2003(a)     2004       2003
                                                     -------------------------------------
SERIES I POLICIES
Units Issued.......................................  163      155         68       1,387
Units Redeemed.....................................  (134)   (127)      (159)       (175)
                                                     ----    ----       ----       -----
  Net Increase (Decrease)..........................   29       28        (91)      1,212
                                                     ====    ====       ====       =====
SERIES II POLICIES
Units Issued.......................................    4        2         --           4
Units Redeemed.....................................   (1)      (3)        (6)         (9)
                                                     ----    ----       ----       -----
  Net Increase (Decrease)..........................    3       (1)        (6)         (5)
                                                     ====    ====       ====       =====
SERIES III POLICIES
Units Issued.......................................  230      502         25         963
Units Redeemed.....................................  (59)     (31)      (274)       (106)
                                                     ----    ----       ----       -----
  Net Increase (Decrease)..........................  171      471       (249)        857
                                                     ====    ====       ====       =====
SERIES IV POLICIES
Units Issued.......................................  184      175         34         162
Units Redeemed.....................................  (12)      (3)       (13)         (6)
                                                     ----    ----       ----       -----
  Net Increase (Decrease)..........................  172      172         21         156
                                                     ====    ====       ====       =====
SERIES V POLICIES
Units Issued.......................................   54        5          2           2
Units Redeemed.....................................   --       --         (2)         --
                                                     ----    ----       ----       -----
  Net Increase (Decrease)..........................   54        5         --           2
                                                     ====    ====       ====       =====
SERIES VI POLICIES
Units Issued.......................................  107       43         --          --
Units Redeemed.....................................   (4)      --         --          --
                                                     ----    ----       ----       -----
  Net Increase (Decrease)..........................  103       43         --          --
                                                     ====    ====       ====       =====

Not all investment divisions are available under all policies.
(a) For Series VI policies, represents the period June 2, 2003 (Commencement of Operations) through December 31, 2003.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


                                                            JANUS ASPEN
                                          JANUS ASPEN         SERIES
      FIDELITY(R)       FIDELITY(R)         SERIES           WORLDWIDE
          VIP               VIP           BALANCED--         GROWTH--
    CONTRAFUND(R)--   EQUITY-INCOME--    INSTITUTIONAL     INSTITUTIONAL
     INITIAL CLASS     INITIAL CLASS        SHARES            SHARES
    ---------------   ---------------   ---------------   ---------------
     2004     2003     2004     2003     2004     2003     2004     2003
    ---------------------------------------------------------------------
       794      678      684      645      390      662      265      419
    (1,424)  (1,200)  (1,138)  (1,014)  (4,203)  (3,784)  (3,117)  (3,175)
    ------   ------   ------   ------   ------   ------   ------   ------
      (630)    (522)    (454)    (369)  (3,813)  (3,122)  (2,852)  (2,756)
    ======   ======   ======   ======   ======   ======   ======   ======
        17       14       52       14        5       18        2        5
       (20)      (6)     (17)      (7)     (64)     (37)     (31)     (23)
    ------   ------   ------   ------   ------   ------   ------   ------
        (3)       8       35        7      (59)     (19)     (29)     (18)
    ======   ======   ======   ======   ======   ======   ======   ======
       492    2,104      218    1,194      118    2,516       55    1,043
      (351)    (247)    (301)    (198)  (1,147)    (633)    (670)    (370)
    ------   ------   ------   ------   ------   ------   ------   ------
       141    1,857      (83)     996   (1,029)   1,883     (615)     673
    ======   ======   ======   ======   ======   ======   ======   ======
       127      682       71      526       87    1,225       37      414
       (48)     (37)     (43)     (23)    (203)     (77)     (84)     (22)
    ------   ------   ------   ------   ------   ------   ------   ------
        79      645       28      503     (116)   1,148      (47)     392
    ======   ======   ======   ======   ======   ======   ======   ======
         7       27       23       27       10       47        4        7
        (2)      (1)      (2)      (1)      (1)      (8)      --       --
    ------   ------   ------   ------   ------   ------   ------   ------
         5       26       21       26        9       39        4        7
    ======   ======   ======   ======   ======   ======   ======   ======
        --       --       --       --       --       --       --       --
        --       --       --       --       --       --       --       --
    ------   ------   ------   ------   ------   ------   ------   ------
        --       --       --       --       --       --       --       --
    ======   ======   ======   ======   ======   ======   ======   ======

--------------------------------------------------------------------------------



                                                         MFS(R)           MFS(R)
                                                     INVESTORS TRUST     RESEARCH      MFS(R) UTILITIES
                                                        SERIES--         SERIES--          SERIES--
                                                      INITIAL CLASS    INITIAL CLASS     INITIAL CLASS
                                                     ---------------   -------------   -----------------
                                                      2004     2003    2004    2003     2004      2003
                                                     ---------------------------------------------------
SERIES I POLICIES
Units Issued.......................................     43       90      63     101       80        57
Units Redeemed.....................................   (329)    (343)   (420)   (429)     (22)       (5)
                                                      ----     ----    ----    ----      ---       ---
  Net Increase (Decrease)..........................   (286)    (253)   (357)   (328)      58        52
                                                      ====     ====    ====    ====      ===       ===
SERIES II POLICIES
Units Issued.......................................     --        5      --       1       --         2
Units Redeemed.....................................     (1)      (1)     (7)     (5)      --        (1)
                                                      ----     ----    ----    ----      ---       ---
  Net Increase (Decrease)..........................     (1)       4      (7)     (4)      --         1
                                                      ====     ====    ====    ====      ===       ===
SERIES III POLICIES
Units Issued.......................................     21      145      33     206       68        82
Units Redeemed.....................................    (61)     (63)   (104)    (77)     (22)      (10)
                                                      ----     ----    ----    ----      ---       ---
  Net Increase (Decrease)..........................    (40)      82     (71)    129       46        72
                                                      ====     ====    ====    ====      ===       ===
SERIES IV POLICIES
Units Issued.......................................      8       71       4      64       --         4
Units Redeemed.....................................    (11)      (2)     (9)     (2)      --        --
                                                      ----     ----    ----    ----      ---       ---
  Net Increase (Decrease)..........................     (3)      69      (5)     62       --         4
                                                      ====     ====    ====    ====      ===       ===
SERIES V POLICIES
Units Issued.......................................      1        6       1       1        2         1
Units Redeemed.....................................     --       --      --      --       --        --
                                                      ----     ----    ----    ----      ---       ---
  Net Increase (Decrease)..........................      1        6       1       1        2         1
                                                      ====     ====    ====    ====      ===       ===
SERIES VI POLICIES
Units Issued.......................................     --       --      --      --       --        --
Units Redeemed.....................................     --       --      --      --       --        --
                                                      ----     ----    ----    ----      ---       ---
  Net Increase (Decrease)..........................     --       --      --      --       --        --
                                                      ====     ====    ====    ====      ===       ===

Not all investment divisions are available under all policies.
(a) For Series VI policies, represents the period June 2, 2003 (Commencement of Operations) through December 31, 2003.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


                                                            VAN KAMPEN
    NEUBERGER BERMAN                                           UIF
       AMT MID-CAP      T. ROWE PRICE      VAN ECK           EMERGING
        GROWTH--        EQUITY INCOME     WORLDWIDE      MARKETS EQUITY--
         CLASS I          PORTFOLIO      HARD ASSETS         CLASS I
    -----------------   -------------   --------------   ----------------
     2004      2003     2004    2003    2004   2003(a)   2004      2003
    ---------------------------------------------------------------------
       14       279     1,539   1,172   559      183      221       233
     (135)      (17)    (767)   (603)   (93)     (92)    (306)     (285)
     ----       ---     -----   -----   ----     ---     ----      ----
     (121)      262      772     569    466       91      (85)      (52)
     ====       ===     =====   =====   ====     ===     ====      ====
        2         6        9      33      6       11       11        74
       (4)       (2)     (27)    (13)    (2)      (2)     (85)       (3)
     ----       ---     -----   -----   ----     ---     ----      ----
       (2)        4      (18)     20      4        9      (74)       71
     ====       ===     =====   =====   ====     ===     ====      ====
       12       212      534    1,439   622      227       86       238
      (26)      (19)    (257)   (218)   (31)     (27)     (40)      (29)
     ----       ---     -----   -----   ----     ---     ----      ----
      (14)      193      277    1,221   591      200       46       209
     ====       ===     =====   =====   ====     ===     ====      ====
        1        36      134     690    370       84       34        55
       (4)       (1)     (64)    (26)   (11)      (2)      (5)       (3)
     ----       ---     -----   -----   ----     ---     ----      ----
       (3)       35       70     664    359       82       29        52
     ====       ===     =====   =====   ====     ===     ====      ====
        1         7       14      32     17        4        2         1
       --        --       (5)     (1)    (1)      --       --        --
     ----       ---     -----   -----   ----     ---     ----      ----
        1         7        9      31     16        4        2         1
     ====       ===     =====   =====   ====     ===     ====      ====
       --        --       --      --    224       26       --        --
       --        --       --      --     (1)      --       --        --
     ----       ---     -----   -----   ----     ---     ----      ----
       --        --       --      --    223       26       --        --
     ====       ===     =====   =====   ====     ===     ====      ====

--------------------------------------------------------------------------------



                                                                  MAINSTAY VP                         MAINSTAY VP
                                                                    BOND--                      CAPITAL APPRECIATION--
                                                                 SERVICE CLASS                       SERVICE CLASS
                                                           -------------------------           -------------------------
                                                           2004(f)           2003(b)           2004(f)           2003(b)
                                                           -------------------------------------------------------------
SERIES I POLICIES
Units Issued...........................................       462              318               423               250
Units Redeemed.........................................       (21)             (22)              (18)               (2)
                                                            -----              ---               ---               ---
  Net Increase (Decrease)..............................       441              296               405               248
                                                            =====              ===               ===               ===
SERIES II POLICIES
Units Issued...........................................         1               --                 1                --
Units Redeemed.........................................        --               --                --                --
                                                            -----              ---               ---               ---
  Net Increase (Decrease)..............................         1               --                 1                --
                                                            =====              ===               ===               ===
SERIES III POLICIES
Units Issued...........................................     1,352              644               990               475
Units Redeemed.........................................       (56)              (4)              (68)               (1)
                                                            -----              ---               ---               ---
  Net Increase (Decrease)..............................     1,296              640               922               474
                                                            =====              ===               ===               ===
SERIES IV POLICIES
Units Issued...........................................     1,111              602               563               407
Units Redeemed.........................................       (54)             (10)              (43)               (1)
                                                            -----              ---               ---               ---
  Net Increase (Decrease)..............................     1,057              592               520               406
                                                            =====              ===               ===               ===
SERIES V POLICIES
Units Issued...........................................        99               43                31                 8
Units Redeemed.........................................        (4)              (2)               (1)               --
                                                            -----              ---               ---               ---
  Net Increase (Decrease)..............................        95               41                30                 8
                                                            =====              ===               ===               ===
SERIES VI POLICIES
Units Issued...........................................       653              339               595               198
Units Redeemed.........................................       (79)              (1)              (18)               (1)
                                                            -----              ---               ---               ---
  Net Increase (Decrease)..............................       574              338               577               197
                                                            =====              ===               ===               ===

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund, AmSouth Mid Cap Fund, Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

(b) For the period June 2, 2003 (Commencement of Operations) through December 31, 2003.

(f) For Series II policies, represents the period November 15, 2004 (Commencement of Operations) through December 31, 2004.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------



                                                                    MAINSTAY VP
        MAINSTAY VP         MAINSTAY VP         MAINSTAY VP         HIGH YIELD
      COMMON STOCK--       CONVERTIBLE--       GOVERNMENT--      CORPORATE BOND--
       SERVICE CLASS       SERVICE CLASS       SERVICE CLASS       SERVICE CLASS
     -----------------   -----------------   -----------------   -----------------
     2004(f)   2003(b)   2004(f)   2003(b)   2004(f)   2003(b)   2004(f)   2003(b)
     -----------------------------------------------------------------------------
       237       162        570      348       380       289      1,803       929
       (12)       --        (33)      (1)      (38)      (17)       (80)       (9)
       ---       ---      -----      ---       ---       ---      -----     -----
       225       162        537      347       342       272      1,723       920
       ===       ===      =====      ===       ===       ===      =====     =====
        --        --          2       --        --        --          6        --
        --        --         --       --        --        --         --        --
       ---       ---      -----      ---       ---       ---      -----     -----
        --        --          2       --        --        --          6        --
       ===       ===      =====      ===       ===       ===      =====     =====
       574       274      1,393      709       924       433      5,247     2,521
       (15)       (1)       (61)      (2)      (36)      (11)      (186)      (26)
       ---       ---      -----      ---       ---       ---      -----     -----
       559       273      1,332      707       888       422      5,061     2,495
       ===       ===      =====      ===       ===       ===      =====     =====
       546       294      1,153      649       768       435      3,999     2,234
       (29)       (1)       (43)      (5)      (57)      (10)      (182)      (10)
       ---       ---      -----      ---       ---       ---      -----     -----
       517       293      1,110      644       711       425      3,817     2,224
       ===       ===      =====      ===       ===       ===      =====     =====
        14         4         81       49        54        43        491       256
        --        (1)        (1)      --       (25)       --        (49)       (1)
       ---       ---      -----      ---       ---       ---      -----     -----
        14         3         80       49        29        43        442       255
       ===       ===      =====      ===       ===       ===      =====     =====
       290       130        875      317       386       186      2,423       811
        (3)       --        (71)      (1)      (84)       (1)       (59)       (2)
       ---       ---      -----      ---       ---       ---      -----     -----
       287       130        804      316       302       185      2,364       809
       ===       ===      =====      ===       ===       ===      =====     =====

--------------------------------------------------------------------------------



                                                                  MAINSTAY VP                         MAINSTAY VP
                                                            INTERNATIONAL EQUITY--                  MID CAP CORE--
                                                                 SERVICE CLASS                       SERVICE CLASS
                                                           -------------------------           -------------------------
                                                           2004(f)           2003(b)           2004(f)           2003(b)
                                                           -------------------------------------------------------------
SERIES I POLICIES
Units Issued...........................................       336              114               300               126
Units Redeemed.........................................        (9)              --               (11)               (1)
                                                            -----              ---               ---               ---
  Net Increase (Decrease)..............................       327              114               289               125
                                                            =====              ===               ===               ===
SERIES II POLICIES
Units Issued...........................................         1               --                 1                --
Units Redeemed.........................................        --               --                --                --
                                                            -----              ---               ---               ---
  Net Increase (Decrease)..............................         1               --                 1                --
                                                            =====              ===               ===               ===
SERIES III POLICIES
Units Issued...........................................     1,028              255               718               237
Units Redeemed.........................................       (20)              (1)              (24)               --
                                                            -----              ---               ---               ---
  Net Increase (Decrease)..............................     1,008              254               694               237
                                                            =====              ===               ===               ===
SERIES IV POLICIES
Units Issued...........................................       815              247               513               229
Units Redeemed.........................................       (34)              (1)              (22)               (1)
                                                            -----              ---               ---               ---
  Net Increase (Decrease)..............................       781              246               491               228
                                                            =====              ===               ===               ===
SERIES V POLICIES
Units Issued...........................................        46                7                31                16
Units Redeemed.........................................        --               --                --                --
                                                            -----              ---               ---               ---
  Net Increase (Decrease)..............................        46                7                31                16
                                                            =====              ===               ===               ===
SERIES VI POLICIES
Units Issued...........................................       464              121               452               113
Units Redeemed.........................................        (7)              --                (5)               --
                                                            -----              ---               ---               ---
  Net Increase (Decrease)..............................       457              121               447               113
                                                            =====              ===               ===               ===

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund, AmSouth Mid Cap Fund, Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

(b) For the period June 2, 2003 (Commencement of Operations) through December 31, 2003.

(f) For Series II policies, represents the period November 15, 2004 (Commencement of Operations) through December 31, 2004.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------



        MAINSTAY VP         MAINSTAY VP         MAINSTAY VP          MAINSTAY VP
     MID CAP GROWTH--     MID CAP VALUE--     S&P 500 INDEX--    SMALL CAP GROWTH--
       SERVICE CLASS       SERVICE CLASS       SERVICE CLASS        SERVICE CLASS
     -----------------   -----------------   -----------------   -------------------
     2004(f)   2003(b)   2004(f)   2003(b)   2004(f)   2003(b)   2004(f)    2003(b)
     -------------------------------------------------------------------------------
        477      198        497      208      1,155       609      421        194
        (21)      (1)       (16)      (1)       (48)       (3)     (20)        (2)
      -----      ---      -----      ---      -----     -----      ---        ---
        456      197        481      207      1,107       606      401        192
      =====      ===      =====      ===      =====     =====      ===        ===
          1       --          3       --          2        --        1         --
         --       --         --       --         --        --       --         --
      -----      ---      -----      ---      -----     -----      ---        ---
          1       --          3       --          2        --        1         --
      =====      ===      =====      ===      =====     =====      ===        ===
      1,097      434      1,402      559      3,126     1,219      942        385
        (37)      (1)       (42)     (10)       (80)       (4)     (61)        (1)
      -----      ---      -----      ---      -----     -----      ---        ---
      1,060      433      1,360      549      3,046     1,215      881        384
      =====      ===      =====      ===      =====     =====      ===        ===
        833      433      1,175      445      2,188     1,040      807        356
        (41)      (1)       (37)      (3)       (94)       (2)     (38)        (3)
      -----      ---      -----      ---      -----     -----      ---        ---
        792      432      1,138      442      2,094     1,038      769        353
      =====      ===      =====      ===      =====     =====      ===        ===
         46       16         53       11        117       121       43          8
         (1)      --         (1)      --         (8)       (1)      --         --
      -----      ---      -----      ---      -----     -----      ---        ---
         45       16         52       11        109       120       43          8
      =====      ===      =====      ===      =====     =====      ===        ===
        602      245        880      219      1,201       417      608        180
        (38)      (1)       (18)      (1)       (55)       (3)     (52)        --
      -----      ---      -----      ---      -----     -----      ---        ---
        564      244        862      218      1,146       414      556        180
      =====      ===      =====      ===      =====     =====      ===        ===

--------------------------------------------------------------------------------



                                                                  MAINSTAY VP                         MAINSTAY VP
                                                                TOTAL RETURN--                          VALUE--
                                                                 SERVICE CLASS                       SERVICE CLASS
                                                           -------------------------           -------------------------
                                                           2004(F)           2003(B)           2004(F)           2003(B)
                                                           -------------------------------------------------------------
SERIES I POLICIES
Units Issued...........................................      348               172                425              224
Units Redeemed.........................................      (18)               (1)               (15)              (1)
                                                             ---               ---              -----              ---
  Net Increase (Decrease)..............................      330               171                410              223
                                                             ===               ===              =====              ===
SERIES II POLICIES
Units Issued...........................................       --                --                  1               --
Units Redeemed.........................................       --                --                 --               --
                                                             ---               ---              -----              ---
  Net Increase (Decrease)..............................       --                --                  1               --
                                                             ===               ===              =====              ===
SERIES III POLICIES
Units Issued...........................................      869               401              1,138              442
Units Redeemed.........................................      (59)               (2)               (32)              (1)
                                                             ---               ---              -----              ---
  Net Increase (Decrease)..............................      810               399              1,106              441
                                                             ===               ===              =====              ===
SERIES IV POLICIES
Units Issued...........................................      478               300                735              393
Units Redeemed.........................................      (28)               (1)               (26)              (1)
                                                             ---               ---              -----              ---
  Net Increase (Decrease)..............................      450               299                709              392
                                                             ===               ===              =====              ===
SERIES V POLICIES
Units Issued...........................................       30                15                 29               14
Units Redeemed.........................................       (1)               --                 --               --
                                                             ---               ---              -----              ---
  Net Increase (Decrease)..............................       29                15                 29               14
                                                             ===               ===              =====              ===
SERIES VI POLICIES
Units Issued...........................................      395               207                511              185
Units Redeemed.........................................      (48)               (2)               (17)              --
                                                             ---               ---              -----              ---
  Net Increase (Decrease)..............................      347               205                494              185
                                                             ===               ===              =====              ===

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund, AmSouth Mid Cap Fund, Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

(b) For the period June 2, 2003 (Commencement of Operations) through December 31, 2003.

(f) For Series II policies, represents the period November 15, 2004 (Commencement of Operations) through December 31, 2004.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


                                                MAINSTAY VP
        MAINSTAY VP         MAINSTAY VP         EAGLE ASSET          MAINSTAY VP
     AMERICAN CENTURY      DREYFUS LARGE     MANAGEMENT GROWTH       LORD ABBETT
     INCOME & GROWTH--    COMPANY VALUE--        EQUITY--        DEVELOPING GROWTH--
       SERVICE CLASS       SERVICE CLASS       SERVICE CLASS        SERVICE CLASS
     -----------------   -----------------   -----------------   -------------------
     2004(f)   2003(b)   2004(f)   2003(b)   2004(f)   2003(b)   2004(f)    2003(b)
     -------------------------------------------------------------------------------
       157        45       189        73       129        74       109         56
        (2)       --       (11)       --       (12)       --        (3)        (1)
       ---       ---       ---       ---       ---       ---       ---        ---
       155        45       178        73       117        74       106         55
       ===       ===       ===       ===       ===       ===       ===        ===
         1        --        --        --        --        --        --         --
        --        --        --        --        --        --        --         --
       ---       ---       ---       ---       ---       ---       ---        ---
         1        --        --        --        --        --        --         --
       ===       ===       ===       ===       ===       ===       ===        ===
       312       127       396       160       400       248       283        127
       (15)       (1)      (15)       --       (49)       (1)      (10)        --
       ---       ---       ---       ---       ---       ---       ---        ---
       297       126       381       160       351       247       273        127
       ===       ===       ===       ===       ===       ===       ===        ===
       301       124       296       181       326       202       255        118
       (14)       (1)      (16)       --       (47)       (1)      (15)        (1)
       ---       ---       ---       ---       ---       ---       ---        ---
       287       123       280       181       279       201       240        117
       ===       ===       ===       ===       ===       ===       ===        ===
        22         2        34        12        20         6         9          6
        --        --        (1)       --        --        --        (1)        --
       ---       ---       ---       ---       ---       ---       ---        ---
        22         2        33        12        20         6         8          6
       ===       ===       ===       ===       ===       ===       ===        ===
       236        53       235        80       197       114       127         61
        (7)       --        (6)       --       (54)       --        (6)        --
       ---       ---       ---       ---       ---       ---       ---        ---
       229        53       229        80       143       114       121         61
       ===       ===       ===       ===       ===       ===       ===        ===

--------------------------------------------------------------------------------


                                                                 COLONIAL SMALL CAP
                                           ALGER AMERICAN           VALUE FUND,       DREYFUS IP TECHNOLOGY
                                       SMALL CAPITALIZATION--    VARIABLE SERIES--          GROWTH--
                                           CLASS S SHARES             CLASS B            SERVICE SHARES
                                       -----------------------   ------------------   ---------------------
                                        2004(f)      2003(b)          2004(g)          2004(f)     2003(b)
                                       --------------------------------------------------------------------
SERIES I POLICIES
Units Issued.........................     161           55               49              191         105
Units Redeemed.......................      (6)          --               --              (18)         (1)
                                          ---          ---              ---              ---         ---
  Net Increase (Decrease)............     155           55               49              173         104
                                          ===          ===              ===              ===         ===
SERIES II POLICIES
Units Issued.........................       1           --                1               --          --
Units Redeemed.......................      --           --               --               --          --
                                          ---          ---              ---              ---         ---
  Net Increase (Decrease)............       1           --                1               --          --
                                          ===          ===              ===              ===         ===
SERIES III POLICIES
Units Issued.........................     332          130               29              396         248
Units Redeemed.......................     (10)          --               --              (19)         (1)
                                          ---          ---              ---              ---         ---
  Net Increase (Decrease)............     322          130               29              377         247
                                          ===          ===              ===              ===         ===
SERIES IV POLICIES
Units Issued.........................     315          132               41              307         230
Units Redeemed.......................     (15)          --               --              (25)         --
                                          ---          ---              ---              ---         ---
  Net Increase (Decrease)............     300          132               41              282         230
                                          ===          ===              ===              ===         ===
SERIES V POLICIES
Units Issued.........................      17            2               --               11           9
Units Redeemed.......................      (1)          --               --               (2)         --
                                          ---          ---              ---              ---         ---
  Net Increase (Decrease)............      16            2               --                9           9
                                          ===          ===              ===              ===         ===
SERIES VI POLICIES
Units Issued.........................     166           41               27              173         112
Units Redeemed.......................      (2)          --               --              (30)         --
                                          ---          ---              ---              ---         ---
  Net Increase (Decrease)............     164           41               27              143         112
                                          ===          ===              ===              ===         ===

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund, AmSouth Mid Cap Fund, Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

(b) For the period June 2, 2003 (Commencement of Operations) through December 31, 2003.

(c) For the period September 5, 2003 (Commencement of Operations) through December 31, 2003.

(f) For Series II policies, represents the period November 15, 2004 (Commencement of Operations) through December 31, 2004.

(g) For the period November 15, 2004 (Commencement of Operations) through December 31, 2004.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------



      FIDELITY(R) VIP     FIDELITY(R) VIP      FIDELITY(R)        JANUS ASPEN
      CONTRAFUND(R)--     EQUITY-INCOME--     VIP MID CAP--    SERIES BALANCED--
      SERVICE CLASS 2     SERVICE CLASS 2    SERVICE CLASS 2     SERVICE SHARES
     -----------------   -----------------   ---------------   ------------------
     2004(f)   2003(b)   2004(f)   2003(b)   2004    2003(c)   2004(f)   2003(b)
     ----------------------------------------------------------------------------
        661      321        578      253     1,908     199        538      413
        (24)      (3)       (19)      (2)     (70)      --        (24)      (3)
      -----      ---      -----      ---     -----     ---      -----      ---
        637      318        559      251     1,838     199        514      410
      =====      ===      =====      ===     =====     ===      =====      ===
          3       --          1       --        7       --          1       --
         --       --         --       --       --       --         --       --
      -----      ---      -----      ---     -----     ---      -----      ---
          3       --          1       --        7       --          1       --
      =====      ===      =====      ===     =====     ===      =====      ===
      1,688      617      1,379      505     1,452     110      1,179      781
        (38)      (1)       (31)      (1)     (22)      (3)       (63)      (2)
      -----      ---      -----      ---     -----     ---      -----      ---
      1,650      616      1,348      504     1,430     107      1,116      779
      =====      ===      =====      ===     =====     ===      =====      ===
      1,580      469      1,174      424      951       95      1,202      726
        (43)      (2)       (53)      (3)     (26)      --        (55)      (4)
      -----      ---      -----      ---     -----     ---      -----      ---
      1,537      467      1,121      421      925       95      1,147      722
      =====      ===      =====      ===     =====     ===      =====      ===
        113       29        123       71       77        4         83       42
         (2)      (1)       (11)      --       --       --        (24)      --
      -----      ---      -----      ---     -----     ---      -----      ---
        111       28        112       71       77        4         59       42
      =====      ===      =====      ===     =====     ===      =====      ===
        977      219        889      261      625       44        652      388
        (22)      --        (18)      (1)      (5)      --        (35)      (1)
      -----      ---      -----      ---     -----     ---      -----      ---
        955      219        871      260      620       44        617      387
      =====      ===      =====      ===     =====     ===      =====      ===

--------------------------------------------------------------------------------



                                                              JANUS ASPEN SERIES                   MFS(R) INVESTORS
                                                              WORLDWIDE GROWTH--                    TRUST SERIES--
                                                                SERVICE SHARES                       SERVICE CLASS
                                                           -------------------------           -------------------------
                                                           2004(F)           2003(B)           2004(F)           2003(B)
                                                           -------------------------------------------------------------
SERIES I POLICIES
Units Issued...........................................      188               122               60                12
Units Redeemed.........................................      (12)               (1)              (2)               --
                                                             ---               ---               --                --
  Net Increase (Decrease)..............................      176               121               58                12
                                                             ===               ===               ==                ==
SERIES II POLICIES
Units Issued...........................................       --                --               --                --
Units Redeemed.........................................       --                --               --                --
                                                             ---               ---               --                --
  Net Increase (Decrease)..............................       --                --               --                --
                                                             ===               ===               ==                ==
SERIES III POLICIES
Units Issued...........................................      431               223               46                32
Units Redeemed.........................................      (19)               --               (2)               (3)
                                                             ---               ---               --                --
  Net Increase (Decrease)..............................      412               223               44                29
                                                             ===               ===               ==                ==
SERIES IV POLICIES
Units Issued...........................................      349               196               53                43
Units Redeemed.........................................      (29)               (1)              (5)               --
                                                             ---               ---               --                --
  Net Increase (Decrease)..............................      320               195               48                43
                                                             ===               ===               ==                ==
SERIES V POLICIES
Units Issued...........................................       33                 2                3                 1
Units Redeemed.........................................       (2)               --               (1)               --
                                                             ---               ---               --                --
  Net Increase (Decrease)..............................       31                 2                2                 1
                                                             ===               ===               ==                ==
SERIES VI POLICIES
Units Issued...........................................      167                88               53                17
Units Redeemed.........................................       (5)               --               (4)               --
                                                             ---               ---               --                --
  Net Increase (Decrease)..............................      162                88               49                17
                                                             ===               ===               ==                ==

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund, AmSouth Mid Cap Fund, Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

(b) For the period June 2, 2003 (Commencement of Operations) through December 31, 2003.

(d) For Series II policies, represents the period May 1, 2004 (Commencement of Operations) through December 31, 2004.

(f) For Series II policies, represents the period November 15, 2004 (Commencement of Operations) through December 31, 2004.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


                                               NEUBERGER BERMAN
          MFS(R)               MFS(R)             AMT MID-CAP        T. ROWE PRICE
     RESEARCH SERIES--   UTILITIES SERIES--        GROWTH--          EQUITY INCOME
       SERVICE CLASS        SERVICE CLASS           CLASS S          PORTFOLIO--II
     -----------------   -------------------   -----------------   -----------------
     2004(f)   2003(b)   2004(d)    2003(b)    2004(f)   2003(b)   2004(f)   2003(b)
     -------------------------------------------------------------------------------
       42        35       1,111        --        110        1         563      228
       (3)       --         (19)       --         (2)      --         (22)      (4)
       --        --       -----        --        ---       --       -----      ---
       39        35       1,092        --        108        1         541      224
       ==        ==       =====        ==        ===       ==       =====      ===
       --        --          12        --         --       --           2       --
       --        --          --        --         --       --          --       --
       --        --       -----        --        ---       --       -----      ---
       --        --          12        --         --       --           2       --
       ==        ==       =====        ==        ===       ==       =====      ===
       77        58         761         7        122       10       1,651      519
       (5)       --          (5)       --         (2)      --         (41)      (1)
       --        --       -----        --        ---       --       -----      ---
       72        58         756         7        120       10       1,610      518
       ==        ==       =====        ==        ===       ==       =====      ===
       92        43         445         5         95       24       1,532      481
       (4)       --          (6)       --         (3)      --         (69)      (3)
       --        --       -----        --        ---       --       -----      ---
       88        43         439         5         92       24       1,463      478
       ==        ==       =====        ==        ===       ==       =====      ===
        1         1          27         1         18        7         162       85
       --        --          --        --         (1)      --          (9)      (1)
       --        --       -----        --        ---       --       -----      ---
        1         1          27         1         17        7         153       84
       ==        ==       =====        ==        ===       ==       =====      ===
       44        25         452        --        150        5         963      292
       (1)       --          (1)       --        (79)      --         (22)      --
       --        --       -----        --        ---       --       -----      ---
       43        25         451        --         71        5         941      292
       ==        ==       =====        ==        ===       ==       =====      ===

--------------------------------------------------------------------------------



                                                                     VAN KAMPEN UIF                  VICTORY VIF
                                                                        EMERGING                     DIVERSIFIED
                                                                    MARKETS EQUITY--                   STOCK--
                                                                        CLASS II                    CLASS A SHARES
                                                                -------------------------           --------------
                                                                2004(f)           2003(b)              2004(e)
                                                                --------------------------------------------------
SERIES I POLICIES
Units Issued................................................      109                31                  202
Units Redeemed..............................................       (6)               --                  (18)
                                                                  ---               ---                  ---
  Net Increase (Decrease)...................................      103                31                  184
                                                                  ===               ===                  ===
SERIES II POLICIES
Units Issued................................................       --                --                   --
Units Redeemed..............................................       --                --                   --
                                                                  ---               ---                  ---
  Net Increase (Decrease)...................................       --                --                   --
                                                                  ===               ===                  ===
SERIES III POLICIES
Units Issued................................................      230               108                  107
Units Redeemed..............................................      (33)               --                   (1)
                                                                  ---               ---                  ---
  Net Increase (Decrease)...................................      197               108                  106
                                                                  ===               ===                  ===
SERIES IV POLICIES
Units Issued................................................      239                53                  148
Units Redeemed..............................................       (5)               --                   (1)
                                                                  ---               ---                  ---
  Net Increase (Decrease)...................................      234                53                  147
                                                                  ===               ===                  ===
SERIES V POLICIES
Units Issued................................................        6                --                    1
Units Redeemed..............................................       --                --                   --
                                                                  ---               ---                  ---
  Net Increase (Decrease)...................................        6                --                    1
                                                                  ===               ===                  ===
SERIES VI POLICIES
Units Issued................................................      125                22                   91
Units Redeemed..............................................       (3)               --                   --
                                                                  ---               ---                  ---
  Net Increase (Decrease)...................................      122                22                   91
                                                                  ===               ===                  ===

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund, AmSouth Mid Cap Fund, Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

(b) For the period June 2, 2003 (Commencement of Operations) through December 31, 2003.

(e) For the period May 1, 2004 (Commencement of Operations) through December 31, 2004.

(f) For Series II policies, represents the period November 15, 2004 (Commencement of Operations) through December 31, 2004.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's):
--------------------------------------------------------------------------------

The following table presents financial highlights for each Investment Division as of December 31, 2004, 2003, 2002, 2001 and 2000:


                                                                           MAINSTAY VP
                                                                       BOND--INITIAL CLASS
                                                       ---------------------------------------------------
                                                         2004       2003       2002       2001      2000
                                                       ---------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $165,678   $196,827   $216,196   $158,984   $85,728
Units Outstanding..................................      10,346     12,616     14,282     11,339     6,588
Variable Accumulation Unit Value...................    $  16.01   $  15.60   $  15.14   $  14.02   $ 13.01
Total Return.......................................        2.6%       3.1%       8.0%       7.8%      8.3%
Investment Income Ratio............................        3.3%       3.7%       5.1%       6.4%

SERIES II POLICIES (b)
Net Assets.........................................    $  1,250   $  1,536   $  2,094   $  1,100   $   167
Units Outstanding..................................          96        121        170         96        16
Variable Accumulation Unit Value...................    $  13.00   $  12.68   $  12.32   $  11.43   $ 10.62
Total Return.......................................        2.5%       2.9%       7.8%       7.6%      6.2%
Investment Income Ratio............................        3.2%       3.3%       5.5%       6.1%

SERIES III POLICIES (c)
Net Assets.........................................    $ 53,616   $ 64,492   $ 42,745   $  7,920   $   188
Units Outstanding..................................       4,212      5,189      3,538        706        18
Variable Accumulation Unit Value...................    $  12.73   $  12.43   $  12.08   $  11.21   $ 10.43
Total Return.......................................        2.4%       2.9%       7.7%       7.5%      4.3%
Investment Income Ratio............................        3.3%       4.2%       8.5%      13.3%

SERIES IV POLICIES (d)
Net Assets.........................................    $ 14,522   $ 17,219   $  6,150   $     --   $    --
Units Outstanding..................................       1,276      1,552        571         --        --
Variable Accumulation Unit Value...................    $  11.39   $  11.10   $  10.77   $     --   $    --
Total Return.......................................        2.6%       3.0%       7.7%         --        --
Investment Income Ratio............................        3.4%       4.8%      18.9%         --

SERIES V POLICIES (e)
Net Assets.........................................    $    274   $    356   $    137   $     --   $    --
Units Outstanding..................................          25         33         13         --        --
Variable Accumulation Unit Value...................    $  11.03   $  10.80   $  10.52   $     --   $    --
Total Return.......................................        2.2%       2.6%       5.2%         --        --
Investment Income Ratio............................        3.2%       4.5%      23.5%         --

SERIES VI POLICIES (f)
Net Assets.........................................    $     --   $     --   $     --   $     --   $    --
Units Outstanding..................................          --         --         --         --        --
Variable Accumulation Unit Value...................    $     --   $     --   $     --   $     --   $    --
Total Return.......................................          --         --         --         --        --
Investment Income Ratio............................          --         --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


                              MAINSTAY VP                                            MAINSTAY VP
                  CAPITAL APPRECIATION--INITIAL CLASS                              CASH MANAGEMENT
          ----------------------------------------------------   ----------------------------------------------------
            2004       2003       2002       2001       2000       2004       2003       2002       2001       2000
          -----------------------------------------------------------------------------------------------------------
          $338,179   $377,779   $330,249   $553,783   $748,887   $125,022   $163,925   $263,444   $260,067   $164,643
            20,255     23,240     25,441     29,099     29,793    100,042    130,435    208,084    205,310    133,091
          $  16.70   $  16.26   $  12.98   $  19.03   $  25.14   $   1.25   $   1.26   $   1.27   $   1.27   $   1.24
              2.7%      25.2%     (31.8%)    (24.3%)    (12.0%)     (0.6%)     (0.7%)     (0.1%)      2.4%       4.6%
              0.2%       0.2%       0.1%       0.1%                  0.8%       0.7%       1.3%       3.6%

          $    862   $    976   $    847   $  1,333   $  1,171   $  3,728   $  3,796   $ 27,216   $ 16,214   $  4,180
               138        160        174        186        123      3,618      3,657     25,991     15,454      4,074
          $   6.26   $   6.11   $   4.88   $   7.17   $   9.48   $   1.03   $   1.04   $   1.05   $   1.05   $   1.03
              2.6%      25.0%     (31.9%)    (24.4%)     (5.2%)     (0.7%)     (0.9%)     (0.2%)      2.3%       2.6%
              0.2%       0.2%       0.1%       0.1%                  0.8%       0.7%       1.4%       3.4%

          $ 23,810   $ 25,919   $ 13,383   $ 11,161   $  1,817   $ 40,778   $ 50,236   $ 68,335   $ 31,624   $  2,635
             4,168      4,651      3,001      1,704        210     39,941     48,830     65,803     30,376      2,586
          $   5.71   $   5.57   $   4.46   $   6.55   $   8.67   $   1.02   $   1.03   $   1.04   $   1.04   $   1.02
              2.5%      25.0%     (31.9%)    (24.5%)    (13.3%)     (0.8%)     (0.9%)     (0.3%)      2.1%       1.9%
              0.2%       0.3%       0.1%       0.2%                  0.8%       0.7%       1.3%       3.0%

          $  8,988   $  8,812   $  2,958   $     --   $     --   $ 17,481   $ 16,441   $  4,942   $     --   $     --
               937        943        396         --         --     17,751     16,593      4,949         --         --
          $   9.59   $   9.34   $   7.46   $     --   $     --   $   0.98   $   0.99   $   1.00   $     --   $     --
              2.7%      25.2%     (25.4%)        --         --      (0.6%)     (0.8%)     (0.1%)        --         --
              0.2%       0.3%       0.5%         --                  0.9%       0.6%       1.1%         --

          $     58   $     60   $     14   $     --   $     --   $  2,339   $  2,061   $    170   $     --   $     --
                 5          5          1         --         --      2,397      2,091        170         --         --
          $  11.73   $  11.47   $   9.20   $     --   $     --   $   0.98   $   0.99   $   1.00   $     --   $     --
              2.2%      24.7%      (8.0%)        --         --      (1.0%)     (1.2%)     (0.3%)        --         --
              0.3%       0.3%       1.1%         --                  0.8%       0.6%       1.0%         --

          $     --   $     --   $     --   $     --   $     --   $  9,581   $  2,868   $     --   $     --   $     --
                --         --         --         --         --      9,734      2,887         --         --         --
          $     --   $     --   $     --   $     --   $     --   $   0.98   $   0.99   $     --   $     --   $     --
                --         --         --         --         --      (0.9%)     (0.7%)        --         --         --
                --         --         --         --                  1.0%       0.6%         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                           MAINSTAY VP
                                                                   COMMON STOCK--INITIAL CLASS
                                                       ----------------------------------------------------
                                                         2004       2003       2002       2001       2000
                                                       ----------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $270,485   $278,265   $244,017   $359,198   $419,759
Units Outstanding..................................      12,168     13,689     14,959     16,447     15,714
Variable Accumulation Unit Value...................    $  22.23   $  20.33   $  16.31   $  21.84   $  26.71
Total Return.......................................        9.4%      24.6%     (25.3%)    (18.2%)     (4.7%)
Investment Income Ratio............................        1.4%       1.0%       0.9%       0.7%

SERIES II POLICIES (b)
Net Assets.........................................    $  1,065   $  1,077   $  1,249   $  1,763   $  1,300
Units Outstanding..................................         137        152        219        230        139
Variable Accumulation Unit Value...................    $   7.75   $   7.10   $   5.71   $   7.65   $   9.37
Total Return.......................................        9.2%      24.4%     (25.4%)    (18.4%)     (6.3%)
Investment Income Ratio............................        1.4%       0.9%       0.9%       0.7%

SERIES III POLICIES (c)
Net Assets.........................................    $ 32,680   $ 31,601   $ 21,125   $ 15,827   $  1,542
Units Outstanding..................................       4,192      4,424      3,678      2,054        163
Variable Accumulation Unit Value...................    $   7.80   $   7.14   $   5.74   $   7.70   $   9.44
Total Return.......................................        9.1%      24.4%     (25.5%)    (18.4%)     (5.6%)
Investment Income Ratio............................        1.4%       1.2%       1.2%       1.4%

SERIES IV POLICIES (d)
Net Assets.........................................    $  9,421   $  8,754   $  2,967   $     --   $     --
Units Outstanding..................................         856        870        367         --         --
Variable Accumulation Unit Value...................    $  11.00   $  10.07   $   8.08   $     --   $     --
Total Return.......................................        9.3%      24.6%     (19.2%)        --         --
Investment Income Ratio............................        1.4%       1.3%       4.6%         --

SERIES V POLICIES (e)
Net Assets.........................................    $    325   $    247   $     19   $     --   $     --
Units Outstanding..................................          26         22          2         --         --
Variable Accumulation Unit Value...................    $  12.38   $  11.37   $   9.16   $     --   $     --
Total Return.......................................        8.9%      24.1%      (8.4%)        --         --
Investment Income Ratio............................        1.6%       1.6%       6.0%         --

SERIES VI POLICIES (f)
Net Assets.........................................    $     --   $     --   $     --   $     --   $     --
Units Outstanding..................................          --         --         --         --         --
Variable Accumulation Unit Value...................    $     --   $     --   $     --   $     --   $     --
Total Return.......................................          --         --         --         --         --
Investment Income Ratio............................          --         --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


                        MAINSTAY VP                                            MAINSTAY VP
                 CONVERTIBLE--INITIAL CLASS                             GOVERNMENT--INITIAL CLASS
    ----------------------------------------------------   ---------------------------------------------------
      2004       2003       2002       2001       2000       2004       2003       2002       2001      2000
    ----------------------------------------------------------------------------------------------------------
    $162,933   $169,402   $132,023   $144,131   $125,337   $127,522   $169,701   $230,480   $115,641   $59,775
       9,263     10,078      9,467      9,385      7,873      8,248     11,183     15,260      8,293     4,508
    $  17.59   $  16.81   $  13.95   $  15.36   $  15.92   $  15.46   $  15.17   $  15.10   $  13.94   $ 13.26
        4.6%      20.5%      (9.2%)     (3.5%)     (6.3%)      1.9%       0.5%       8.3%       5.1%     10.7%
        1.8%       2.4%       2.7%       3.8%                  3.7%       3.6%       4.1%       5.4%

    $  1,516   $  1,599   $  1,651   $  1,733   $  1,356   $  1,442   $  1,957   $  3,456   $  1,420   $   281
         153        168        209        199        150        117        162        287        128        27
    $   9.93   $   9.50   $   7.89   $   8.71   $   9.04   $  12.28   $  12.07   $  12.04   $  11.13   $ 10.60
        4.5%      20.4%      (9.3%)     (3.7%)     (9.6%)      1.7%       0.3%       8.2%       5.0%      6.0%
        1.9%       2.0%       2.6%       3.9%                  3.7%       2.9%       4.5%       5.5%

    $ 41,714   $ 41,469   $ 20,475   $  9,385   $    703   $ 46,405   $ 59,899   $ 45,740   $  8,792   $    47
       4,391      4,559      2,708      1,125         81      3,823      5,017      3,842        798         5
    $   9.50   $   9.10   $   7.56   $   8.34   $   8.67   $  12.14   $  11.94   $  11.91   $  11.01   $ 10.49
        4.4%      20.3%      (9.4%)     (3.8%)     (1.3%)      1.7%       0.3%       8.1%       5.0%      5.0%
        1.9%       2.8%       4.0%       7.5%                  3.7%       4.2%       6.0%      10.7%

    $ 12,704   $ 12,094   $  3,675   $     --   $     --   $ 13,857   $ 17,692   $  9,291   $     --   $    --
       1,087      1,083        396         --         --      1,262      1,641        865         --        --
    $  11.68   $  11.17   $   9.27   $     --   $     --   $  10.98   $  10.78   $  10.74   $     --   $    --
        4.6%      20.5%      (7.3%)        --         --       1.8%       0.4%       7.4%         --        --
        1.9%       3.0%      11.7%         --                  3.7%       4.4%      13.1%         --

    $    246   $    193   $     13   $     --   $     --   $    361   $    508   $    168   $     --   $    --
          19         15          1         --         --         34         48         16         --        --
    $  12.96   $  12.44   $  10.37   $     --   $     --   $  10.68   $  10.52   $  10.52   $     --   $    --
        4.2%      20.0%       3.7%         --         --       1.4%         --       5.2%         --        --
        2.0%       4.1%      14.2%         --                  2.7%       5.0%      15.1%         --

    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $    --
          --         --         --         --         --         --         --         --         --        --
    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $    --
          --         --         --         --         --         --         --         --         --        --
          --         --         --         --                    --         --         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                           MAINSTAY VP
                                                                            HIGH YIELD
                                                                  CORPORATE BOND--INITIAL CLASS
                                                       ----------------------------------------------------
                                                         2004       2003       2002       2001       2000
                                                       ----------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $623,762   $617,551   $417,268   $426,004   $374,764
Units Outstanding..................................      27,478     30,240     27,478     28,228     25,693
Variable Accumulation Unit Value...................    $  22.70   $  20.42   $  15.19   $  15.09   $  14.59
Total Return.......................................       11.2%      34.5%       0.6%       3.4%      (7.2%)
Investment Income Ratio............................        6.9%       8.0%      10.4%      12.1%

SERIES II POLICIES (b)
Net Assets.........................................    $  5,698   $  4,851   $  2,462   $  1,428   $    793
Units Outstanding..................................         396        375        255        149         85
Variable Accumulation Unit Value...................    $  14.38   $  12.95   $   9.65   $   9.60   $   9.29
Total Return.......................................       11.0%      34.3%       0.5%       3.3%      (7.1%)
Investment Income Ratio............................        7.5%       9.3%      15.7%      14.2%

SERIES III POLICIES (c)
Net Assets.........................................    $124,365   $118,930   $ 43,111   $ 15,118   $    498
Units Outstanding..................................       8,808      9,345      4,546      1,601         54
Variable Accumulation Unit Value...................    $  14.12   $  12.73   $   9.48   $   9.44   $   9.15
Total Return.......................................       10.9%      34.2%       0.4%       3.2%      (8.5%)
Investment Income Ratio............................        7.2%       9.3%      17.1%      28.7%

SERIES IV POLICIES (d)
Net Assets.........................................    $ 42,153   $ 35,842   $  7,503   $     --   $     --
Units Outstanding..................................       2,920      2,759        776         --         --
Variable Accumulation Unit Value...................    $  14.44   $  12.99   $   9.67   $     --   $     --
Total Return.......................................       11.1%      34.4%      (3.3%)        --         --
Investment Income Ratio............................        7.5%      10.4%      44.0%         --

SERIES V POLICIES (e)
Net Assets.........................................    $  1,399   $  1,542   $     66   $     --   $     --
Units Outstanding..................................          92        112          6         --         --
Variable Accumulation Unit Value...................    $  15.22   $  13.75   $  10.27   $     --   $     --
Total Return.......................................       10.7%      33.9%       2.7%         --         --
Investment Income Ratio............................        8.8%      11.9%      50.4%         --

SERIES VI POLICIES (f)
Net Assets.........................................    $     --   $     --   $     --   $     --   $     --
Units Outstanding..................................          --         --         --         --         --
Variable Accumulation Unit Value...................    $     --   $     --   $     --   $     --   $     --
Total Return.......................................          --         --         --         --         --
Investment Income Ratio............................          --         --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


                      MAINSTAY VP                                  MAINSTAY VP
          INTERNATIONAL EQUITY--INITIAL CLASS              MID CAP CORE--INITIAL CLASS
    -----------------------------------------------   -------------------------------------
     2004      2003      2002      2001      2000      2004      2003      2002      2001
    ---------------------------------------------------------------------------------------
    $52,910   $34,845   $23,569   $19,878   $23,737   $38,315   $24,078   $15,024   $ 6,859
      2,925     2,229     1,933     1,537     1,556     2,964     2,245     1,872       734
    $ 18.09   $ 15.63   $ 12.19   $ 12.94   $ 15.26   $ 12.92   $ 10.73   $  8.03   $  9.35
      15.7%     28.2%     (5.7%)   (15.2%)   (19.2%)    20.5%     33.6%    (14.1%)    (6.5%)
       1.1%      2.1%      1.5%      1.4%                0.6%      0.5%      0.4%      0.4%

    $   577   $   425   $   257   $   254   $   169   $   155   $   170   $    69   $    --
         52        45        34        32        18        11        15         8        --
    $ 11.02   $  9.54   $  7.45   $  7.92   $  9.35   $ 13.93   $ 11.57   $  8.67   $    --
      15.5%     28.0%     (5.9%)   (15.3%)    (6.5%)    20.3%     33.4%    (13.3%)       --
       0.9%      0.4%      0.2%      0.6%                0.4%      0.5%      0.5%        --

    $15,214   $10,625   $ 3,599   $ 1,063   $   111   $15,820   $11,573   $ 3,510   $   241
      1,377     1,110       481       134        12     1,182     1,040       420        25
    $ 11.05   $  9.57   $  7.48   $  7.95   $  9.40   $ 13.39   $ 11.13   $  8.35   $  9.74
      15.5%     27.9%     (5.9%)   (15.4%)    (6.0%)    20.3%     33.3%    (14.3%)    (2.6%)
       1.1%      2.3%      2.5%      1.8%                0.5%      0.6%      0.7%      1.3%

    $ 4,582   $ 3,285   $   707   $    --   $    --   $ 5,835   $ 4,278   $ 1,240   $    --
        351       291        80        --        --       445       393       152        --
    $ 13.07   $ 11.30   $  8.82   $    --   $    --   $ 13.10   $ 10.88   $  8.14   $    --
      15.7%     28.1%    (11.8%)       --        --     20.4%     33.5%    (18.6%)       --
       1.0%      2.6%      5.9%        --                0.5%      0.5%      1.0%        --

    $   375   $    62   $    14   $    --   $    --   $    24   $    45   $    10   $    --
         26         5         1        --        --         2         4         1        --
    $ 14.39   $ 12.49   $  9.79   $    --   $    --   $ 15.47   $ 12.90   $  9.70   $    --
      15.2%     27.6%     (2.1%)       --        --     20.0%     33.0%     (3.0%)       --
       1.4%      2.1%      6.6%        --                0.3%      0.6%      1.1%        --

    $    --   $    --   $    --   $    --   $    --   $    --   $    --   $    --   $    --
         --        --        --        --        --        --        --        --        --
    $    --   $    --   $    --   $    --   $    --   $    --   $    --   $    --   $    --
         --        --        --        --        --        --        --        --        --
         --        --        --        --                  --        --        --        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                     MAINSTAY VP                             MAINSTAY VP
                                            MID CAP GROWTH--INITIAL CLASS           MID CAP VALUE--INITIAL CLASS
                                         ------------------------------------   -------------------------------------
                                          2004      2003      2002      2001     2004      2003      2002      2001
                                         ----------------------------------------------------------------------------
SERIES I POLICIES (a)
Net Assets.............................  $54,207   $36,546   $11,317   $7,773   $89,742   $65,297   $44,528   $17,502
Units Outstanding......................    4,905     3,998     1,768      855     7,353     6,201     5,378     1,781
Variable Accumulation Unit Value.......  $ 11.05   $  9.14   $  6.40   $ 9.09   $ 12.20   $ 10.53   $  8.28   $  9.83
Total Return...........................    20.9%     42.8%    (29.6%)   (9.1%)    15.9%     27.2%    (15.8%)    (1.7%)
Investment Income Ratio................       --        --        --       --      0.9%      1.1%      1.3%      1.6%

SERIES II POLICIES (b)
Net Assets.............................  $   292   $   198   $   142   $   55   $   807   $   678   $   549   $   109
Units Outstanding......................       21        17        17        5        67        65        67        11
Variable Accumulation Unit Value.......  $ 14.10   $ 11.68   $  8.19   $11.65   $ 12.10   $ 10.45   $  8.23   $  9.78
Total Return...........................    20.7%     42.6%    (29.7%)   16.5%     15.7%     27.0%    (15.9%)    (2.2%)
Investment Income Ratio................       --        --        --       --      0.9%      1.0%      1.6%      2.4%

SERIES III POLICIES (c)
Net Assets.............................  $22,005   $17,706   $ 3,961   $  365   $40,034   $30,861   $15,132   $ 1,409
Units Outstanding......................    1,958     1,901       606       39     3,255     2,903     1,806       141
Variable Accumulation Unit Value.......  $ 11.24   $  9.32   $  6.54   $ 9.30   $ 12.30   $ 10.63   $  8.38   $  9.96
Total Return...........................    20.7%     42.5%    (29.7%)   (7.0%)    15.7%     26.9%    (15.9%)    (0.4%)
Investment Income Ratio................       --        --        --       --      0.9%      1.2%      2.1%      3.2%

SERIES IV POLICIES (d)
Net Assets.............................  $ 7,944   $ 5,924   $ 1,392   $   --   $13,799   $11,463   $ 3,414   $    --
Units Outstanding......................      657       592       199       --     1,158     1,114       422        --
Variable Accumulation Unit Value.......  $ 12.09   $ 10.01   $  7.01   $   --   $ 11.92   $ 10.29   $  8.09   $    --
Total Return...........................    20.8%     42.7%    (29.9%)      --     15.9%     27.1%    (19.1%)       --
Investment Income Ratio................       --        --        --       --      0.9%      1.3%      3.9%        --

SERIES V POLICIES (e)
Net Assets.............................  $   106   $   107   $    15   $   --   $   378   $   302   $   113   $    --
Units Outstanding......................        6         7         2       --        32        29        14        --
Variable Accumulation Unit Value.......  $ 17.45   $ 14.50   $ 10.20   $   --   $ 11.97   $ 10.37   $  8.19   $    --
Total Return...........................    20.4%     42.1%      2.0%       --     15.4%     26.6%    (18.1%)       --
Investment Income Ratio................       --        --        --       --      0.8%      1.2%      3.5%        --

SERIES VI POLICIES (f)
Net Assets.............................  $    --   $    --   $    --   $   --   $    --   $    --   $    --   $    --
Units Outstanding......................       --        --        --       --        --        --        --        --
Variable Accumulation Unit Value.......  $    --   $    --   $    --   $   --   $    --   $    --   $    --   $    --
Total Return...........................       --        --        --       --        --        --        --        --
Investment Income Ratio................       --        --        --       --        --        --        --        --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


                        MAINSTAY VP                                     MAINSTAY VP
                S&P 500 INDEX--INITIAL CLASS                  SMALL CAP GROWTH--INITIAL CLASS
    ----------------------------------------------------   --------------------------------------
      2004       2003       2002       2001       2000      2004      2003       2002      2001
    ---------------------------------------------------------------------------------------------
    $533,383   $535,415   $447,495   $647,391   $755,167   $45,369   $40,155   $ 17,889   $12,197
      23,603     25,814     27,274     30,265     30,595     4,375     4,177      2,600     1,286
    $  22.60   $  20.74   $  16.41   $  21.39   $  24.68   $ 10.37   $  9.61   $   6.88   $  9.48
        9.0%      26.4%     (23.3%)    (13.3%)    (10.6%)     7.9%     39.7%     (27.4%)    (5.2%)
        1.5%       1.4%       1.2%       1.0%                   --        --         --        --

    $  1,797   $  1,788   $  1,559   $  1,826   $  1,266   $   449   $   426   $    267   $   268
         210        227        250        224        135        42        43         38        28
    $   8.56   $   7.87   $   6.23   $   8.14   $   9.40   $ 10.63   $  9.86   $   7.07   $  9.76
        8.8%      26.2%     (23.4%)    (13.4%)     (6.0%)     7.7%     39.5%     (27.5%)    (2.4%)
        1.5%       1.3%       1.4%       1.1%                   --        --         --        --

    $ 76,899   $ 70,812   $ 37,642   $ 16,799   $  1,988   $18,573   $17,970   $  5,362   $   786
       9,241      9,253      6,206      2,120        217     1,804     1,879        782        83
    $   8.32   $   7.65   $   6.07   $   7.92   $   9.16   $ 10.30   $  9.56   $   6.86   $  9.47
        8.7%      26.2%     (23.5%)    (13.5%)     (8.4%)     7.7%     39.4%     (27.6%)    (5.3%)
        1.5%       1.6%       1.8%       2.3%                   --        --         --        --

    $ 21,843   $ 19,067   $  5,417   $     --   $     --   $ 8,101   $ 7,514   $  1,798   $    --
       1,935      1,839        660         --         --       726       726        243        --
    $  11.29   $  10.37   $   8.20   $     --   $     --   $ 11.16   $ 10.35   $   7.41   $    --
        8.9%      26.4%     (18.0%)        --         --      7.8%     39.7%     (25.9%)       --
        1.6%       1.8%       6.1%         --                   --        --         --        --

    $    414   $    264   $     76   $     --   $     --   $   130   $   126   $     14   $    --
          31         21          8         --         --        10        11          2        --
    $  13.43   $  12.39   $   9.84   $     --   $     --   $ 12.41   $ 11.55   $   8.31   $    --
        8.5%      25.8%      (1.6%)        --         --      7.4%     39.1%     (16.9%)       --
        1.6%       1.7%       8.6%         --                   --        --         --        --

    $     --   $     --   $     --   $     --   $     --   $    --   $    --   $     --   $    --
          --         --         --         --         --        --        --         --        --
    $     --   $     --   $     --   $     --   $     --   $    --   $    --   $     --   $    --
          --         --         --         --         --        --        --         --        --
          --         --         --         --                   --        --         --        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                           MAINSTAY VP
                                                                   TOTAL RETURN--INITIAL CLASS
                                                       ----------------------------------------------------
                                                         2004       2003       2002       2001       2000
                                                       ----------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $216,659   $233,917   $213,473   $296,704   $338,661
Units Outstanding..................................      12,145     13,754     14,813     16,939     17,027
Variable Accumulation Unit Value...................    $  17.84   $  17.01   $  14.41   $  17.52   $  19.89
Total Return.......................................        4.9%      18.0%     (17.7%)    (11.9%)     (5.7%)
Investment Income Ratio............................        1.6%       1.9%       2.3%       2.5%

SERIES II POLICIES (b)
Net Assets.........................................    $    724   $  1,895   $  1,847   $  2,444   $  2,730
Units Outstanding..................................          88        242        278        302        297
Variable Accumulation Unit Value...................    $   8.20   $   7.83   $   6.64   $   8.09   $   9.20
Total Return.......................................        4.7%      17.8%     (17.8%)    (12.1%)     (8.0%)
Investment Income Ratio............................        1.0%       1.7%       2.4%       3.1%

SERIES III POLICIES (c)
Net Assets.........................................    $ 21,718   $ 21,510   $ 11,221   $  5,557   $    495
Units Outstanding..................................       2,767      2,868      1,762        717         56
Variable Accumulation Unit Value...................    $   7.85   $   7.50   $   6.37   $   7.75   $   8.82
Total Return.......................................        4.7%      17.8%     (17.9%)    (12.1%)    (11.8%)
Investment Income Ratio............................        1.7%       2.3%       3.6%       5.2%

SERIES IV POLICIES (d)
Net Assets.........................................    $  6,866   $  6,662   $  2,063   $     --   $     --
Units Outstanding..................................         636        647        236         --         --
Variable Accumulation Unit Value...................    $  10.79   $  10.29   $   8.73   $     --   $     --
Total Return.......................................        4.8%      18.0%     (12.7%)        --         --
Investment Income Ratio............................        1.7%       2.6%      11.3%         --

SERIES V POLICIES (e)
Net Assets.........................................    $    351   $    305   $     12   $     --   $     --
Units Outstanding..................................          29         26          1         --         --
Variable Accumulation Unit Value...................    $  12.19   $  11.67   $   9.93   $     --   $     --
Total Return.......................................        4.4%      17.5%      (0.7%)        --         --
Investment Income Ratio............................        1.8%       3.1%      23.1%         --

SERIES VI POLICIES (f)
Net Assets.........................................    $     --   $     --   $     --   $     --   $     --
Units Outstanding..................................          --         --         --         --         --
Variable Accumulation Unit Value...................    $     --   $     --   $     --   $     --   $     --
Total Return.......................................          --         --         --         --         --
Investment Income Ratio............................          --         --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------


                                                                              MAINSTAY VP
                        MAINSTAY VP                                         AMERICAN CENTURY
                    VALUE--INITIAL CLASS                             INCOME & GROWTH--INITIAL CLASS
    ----------------------------------------------------   --------------------------------------------------
      2004       2003       2002       2001       2000      2004      2003       2002       2001       2000
    ---------------------------------------------------------------------------------------------------------
    $205,052   $202,324   $169,824   $213,977   $168,711   $46,438   $44,045   $ 43,336   $ 55,929   $ 60,445
      10,255     11,104     11,706     11,482      8,963     4,151     4,374      5,461      5,593      5,454
    $  19.99   $  18.22   $  14.51   $  18.64   $  18.82   $ 11.19   $ 10.07   $   7.94   $  10.00   $  11.08
        9.7%      25.6%     (22.2%)     (1.0%)     11.3%     11.1%     26.9%     (20.6%)     (9.8%)    (12.0%)
        1.1%       1.6%       1.4%       1.6%                 1.7%      1.4%       1.1%       0.8%

    $  1,017   $  1,072   $    903   $    802   $    239   $   316   $   309   $    213   $     71   $    154
          87        101        106         73         22        34        37         32          9         17
    $  11.66   $  10.64   $   8.49   $  10.92   $  11.04   $  9.24   $  8.33   $   6.57   $   8.29   $   9.21
        9.6%      25.4%     (22.3%)     (1.1%)     10.4%     10.9%     26.7%     (20.8%)    (10.0%)     (7.9%)
        1.1%       1.6%       1.5%       2.2%                 1.7%      1.6%       1.8%       0.9%

    $ 40,492   $ 36,811   $ 22,026   $ 10,836   $     69   $ 8,690   $ 7,574   $  3,274   $  1,388   $    218
       3,635      3,619      2,714      1,037          7       959       927        507        170         24
    $  11.14   $  10.17   $   8.11   $  10.44   $  10.57   $  9.06   $  8.17   $   6.45   $   8.15   $   9.05
        9.5%      25.4%     (22.3%)     (1.2%)      5.7%     10.9%     26.7%     (20.8%)     (9.9%)     (9.5%)
        1.2%       1.8%       2.1%       3.9%                 1.8%      1.8%       1.7%       1.6%

    $ 11,987   $ 11,041   $  3,870   $     --   $     --   $ 2,452   $ 2,018   $    529   $     --   $     --
       1,135      1,147        505         --         --       214       195         65         --         --
    $  10.56   $   9.63   $   7.67   $     --   $     --   $ 11.48   $ 10.34   $   8.15   $     --   $     --
        9.7%      25.5%     (23.3%)        --         --     11.0%     26.8%     (18.5%)        --         --
        1.2%       1.9%       6.1%         --                 1.8%      1.9%       6.2%         --

    $    234   $    230   $     50   $     --   $     --   $    12   $     1   $     --   $     --   $     --
          21         22          6         --         --         1        --         --         --         --
    $  11.40   $  10.43   $   8.34   $     --   $     --   $ 12.65   $ 11.44   $     --   $     --   $     --
        9.2%      25.0%     (16.6%)        --         --     10.6%     14.4%         --         --         --
        1.1%       2.0%       8.9%         --                 1.1%      4.2%         --         --

    $     --   $     --   $     --   $     --   $     --   $    --   $    --   $     --   $     --   $     --
          --         --         --         --         --        --        --         --         --         --
    $     --   $     --   $     --   $     --   $     --   $    --   $    --   $     --   $     --   $     --
          --         --         --         --         --        --        --         --         --         --
          --         --         --         --                   --        --         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                         MAINSTAY VP
                                                                           DREYFUS
                                                              LARGE COMPANY VALUE--INITIAL CLASS
                                                       ------------------------------------------------
                                                        2004      2003       2002      2001      2000
                                                       ------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $37,374   $34,701   $ 34,818   $44,680   $37,822
Units Outstanding..................................      3,342     3,407      4,314     4,211     3,356
Variable Accumulation Unit Value...................    $ 11.18   $ 10.18   $   8.07   $ 10.61   $ 11.27
Total Return.......................................       9.8%     26.2%     (23.9%)    (5.9%)     5.1%
Investment Income Ratio............................       1.0%      0.8%       0.6%      0.8%

SERIES II POLICIES (b)
Net Assets.........................................    $   395   $   374   $    309   $   336   $   178
Units Outstanding..................................         38        40         41        34        17
Variable Accumulation Unit Value...................    $ 10.34   $  9.43   $   7.49   $  9.86   $ 10.49
Total Return.......................................       9.7%     26.0%     (24.0%)    (6.0%)     4.9%
Investment Income Ratio............................       1.0%      0.8%       0.6%      0.8%

SERIES III POLICIES (c)
Net Assets.........................................    $13,234   $11,630   $  5,637   $ 4,231   $   147
Units Outstanding..................................      1,296     1,249        762       434        14
Variable Accumulation Unit Value...................    $ 10.21   $  9.31   $   7.40   $  9.74   $ 10.37
Total Return.......................................       9.6%     25.9%     (24.1%)    (6.1%)     3.7%
Investment Income Ratio............................       1.0%      1.0%       0.8%      1.8%

SERIES IV POLICIES (d)
Net Assets.........................................    $ 3,137   $ 2,835   $    810   $    --   $    --
Units Outstanding..................................        284       281        101        --        --
Variable Accumulation Unit Value...................    $ 11.06   $ 10.07   $   7.99   $    --   $    --
Total Return.......................................       9.8%     26.1%     (20.1%)       --        --
Investment Income Ratio............................       1.0%      1.1%       2.5%        --

SERIES V POLICIES (e)
Net Assets.........................................    $   273   $    46   $     --   $    --   $    --
Units Outstanding..................................         19         3         --        --        --
Variable Accumulation Unit Value...................    $ 14.52   $ 13.28   $     --   $    --   $    --
Total Return.......................................       9.3%     32.8%         --        --        --
Investment Income Ratio............................       1.0%      1.8%         --        --

SERIES VI POLICIES (f)
Net Assets.........................................    $    --   $    --   $     --   $    --   $    --
Units Outstanding..................................         --        --         --        --        --
Variable Accumulation Unit Value...................    $    --   $    --   $     --   $    --   $    --
Total Return.......................................         --        --         --        --        --
Investment Income Ratio............................         --        --         --        --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                       MAINSTAY VP                                          MAINSTAY VP
                       EAGLE ASSET                                          LORD ABBETT
                        MANAGEMENT                                          DEVELOPING
               GROWTH EQUITY--INITIAL CLASS                            GROWTH--INITIAL CLASS
    --------------------------------------------------   -------------------------------------------------
     2004      2003       2002       2001       2000      2004      2003       2002      2001       2000
    ------------------------------------------------------------------------------------------------------
    $79,285   $97,271   $ 82,525   $132,751   $157,719   $24,385   $25,669   $ 17,566   $25,662   $ 29,808
      6,615     7,818      8,375      9,537      9,323     2,817     3,094      2,893     2,959      3,141
    $ 11.98   $ 12.44   $   9.85   $  13.92   $  16.92   $  8.66   $  8.30   $   6.07   $  8.67   $   9.49
      (3.7%)    26.3%     (29.2%)    (17.7%)    (11.2%)     4.4%     36.6%     (30.0%)    (8.6%)    (20.2%)
       0.2%      0.2%       0.1%         --                   --        --         --        --

    $   473   $   633   $    479   $    537   $    528   $   174   $   225   $    109   $    52   $     85
         71        91         87         69         55        21        28         19         6          9
    $  6.70   $  6.96   $   5.52   $   7.81   $   9.51   $  8.28   $  7.95   $   5.83   $  8.33   $   9.13
      (3.8%)    26.1%     (29.3%)    (17.9%)     (4.9%)     4.2%     36.4%     (30.1%)    (8.8%)     (8.7%)
       0.2%      0.2%       0.1%         --                   --        --         --        --

    $13,389   $16,377   $  8,998   $  9,015   $  1,686   $ 5,538   $ 5,667   $  1,601   $   906   $     40
      2,343     2,754      1,907      1,350        207       666       710        273       108          4
    $  5.72   $  5.95   $   4.72   $   6.68   $   8.13   $  8.32   $  7.99   $   5.86   $  8.38   $   9.19
      (3.9%)    26.0%     (29.4%)    (17.8%)    (18.7%)     4.2%     36.3%     (30.1%)    (8.8%)     (8.1%)
       0.2%      0.2%       0.1%         --                   --        --         --        --

    $ 3,497   $ 3,610   $  1,117   $     --   $     --   $ 1,530   $ 1,394   $    321   $    --   $     --
        364       362        141         --         --       139       132         42        --         --
    $  9.60   $  9.97   $   7.90   $     --   $     --   $ 11.00   $ 10.54   $   7.72   $    --   $     --
      (3.7%)    26.2%     (21.0%)        --         --      4.3%     36.5%     (22.8%)       --         --
       0.2%      0.2%       0.3%         --                   --        --         --        --

    $    77   $    48   $     --   $     --   $     --   $    14   $     8   $     --   $    --   $     --
          7         4         --         --         --         1         1         --        --         --
    $ 11.58   $ 12.08   $   9.60   $     --   $     --   $ 13.64   $ 13.13   $     --   $    --   $     --
      (4.1%)    25.8%      (4.0%)        --         --      3.9%     31.3%         --        --         --
       0.3%      0.3%         --         --                   --        --         --        --

    $    --   $    --   $     --   $     --   $     --   $    --   $    --   $     --   $    --   $     --
         --        --         --         --         --        --        --         --        --         --
    $    --   $    --   $     --   $     --   $     --   $    --   $    --   $     --   $    --   $     --
         --        --         --         --         --        --        --         --        --         --
         --        --         --         --                   --        --         --        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------

                                                                             ALGER
                                                                            AMERICAN
                                                                             SMALL
                                                                 CAPITALIZATION--CLASS O SHARES
                                                       --------------------------------------------------
                                                        2004      2003       2002       2001       2000
                                                       --------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $64,616   $60,347   $ 44,207   $ 66,445   $ 93,083
Units Outstanding..................................      6,515     6,994      7,192      7,864      7,657
Variable Accumulation Unit Value...................    $  9.92   $  8.63   $   6.15   $   8.45   $  12.16
Total Return.......................................      15.0%     40.4%     (27.3%)    (30.5%)    (28.2%)
Investment Income Ratio............................         --        --         --       0.1%

SERIES II POLICIES (b)
Net Assets.........................................    $   442   $   418   $    417   $    514   $    588
Units Outstanding..................................         64        69         97         87         69
Variable Accumulation Unit Value...................    $  6.94   $  6.05   $   4.31   $   5.94   $   8.56
Total Return.......................................      14.8%     40.2%     (27.4%)    (30.6%)    (14.4%)
Investment Income Ratio............................         --        --         --         --

SERIES III POLICIES (c)
Net Assets.........................................    $12,381   $10,455   $  5,200   $  5,162   $  1,125
Units Outstanding..................................      1,925     1,865      1,299        936        142
Variable Accumulation Unit Value...................    $  6.43   $  5.61   $   4.00   $   5.51   $   7.95
Total Return.......................................      14.7%     40.1%     (27.4%)    (30.7%)    (20.5%)
Investment Income Ratio............................         --        --         --         --

SERIES IV POLICIES (d)
Net Assets.........................................    $ 2,438   $ 2,010   $    376   $     --   $     --
Units Outstanding..................................        185       175         46         --         --
Variable Accumulation Unit Value...................    $ 13.20   $ 11.49   $   8.19   $     --   $     --
Total Return.......................................      14.9%     40.3%     (18.1%)        --         --
Investment Income Ratio............................         --        --         --         --

SERIES V POLICIES (e)
Net Assets.........................................    $   147   $    54   $     --   $     --   $     --
Units Outstanding..................................          9         4         --         --         --
Variable Accumulation Unit Value...................    $ 15.47   $ 13.52   $     --   $     --   $     --
Total Return.......................................      14.4%     35.2%         --         --         --
Investment Income Ratio............................         --        --         --         --

SERIES VI POLICIES (f)
Net Assets.........................................    $    --   $    --   $     --   $     --   $     --
Units Outstanding..................................         --        --         --         --         --
Variable Accumulation Unit Value...................    $    --   $    --   $     --   $     --   $     --
Total Return.......................................         --        --         --         --         --
Investment Income Ratio............................         --        --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                       AMSOUTH                               AMSOUTH                               AMSOUTH
                       ENHANCED                           INTERNATIONAL                             LARGE
                     MARKET FUND                           EQUITY FUND                            CAP FUND
          ----------------------------------   -----------------------------------   -----------------------------------
           2004     2003     2002     2001      2004     2003     2002      2001      2004     2003     2002      2001
          --------------------------------------------------------------------------------------------------------------
          $   --   $   --   $   --   $    --   $   --   $   --   $    --   $    --   $   --   $   --   $    --   $    --
              --       --       --        --       --       --        --        --       --       --        --        --
          $   --   $   --   $   --   $    --   $   --   $   --   $    --   $    --   $   --   $   --   $    --   $    --
              --       --       --        --       --       --        --        --       --       --        --        --
              --       --       --        --       --       --        --        --       --       --        --        --

          $   --   $   --   $   --   $    --   $   --   $   --   $    --   $    --   $   --   $   --   $    --   $    --
              --       --       --        --       --       --        --        --       --       --        --        --
          $   --   $   --   $   --   $    --   $   --   $   --   $    --   $    --   $   --   $   --   $    --   $    --
              --       --       --        --       --       --        --        --       --       --        --        --
              --       --       --        --       --       --        --        --       --       --        --        --

          $2,576   $2,415   $1,562   $ 1,112   $  558   $  361   $   139   $   116   $3,896   $3,889   $ 2,526   $ 1,883
             288      293      239       127       44       36        21        14      460      478       385       216
          $ 8.94   $ 8.24   $ 6.53   $  8.75   $12.65   $10.16   $  6.71   $  8.16   $ 8.46   $ 8.13   $  6.57   $  8.72
            8.5%    26.2%    25.4%    (12.5%)   24.5%    51.3%    (17.7%)   (18.4%)    4.1%    23.8%    (24.7%)   (12.8%)
            0.9%     0.8%     0.5%      0.1%       --     0.9%      0.3%        --     0.3%     0.2%      0.2%        --

          $   --   $   --   $   --   $    --   $   --   $   --   $    --   $    --   $   --   $   --   $    --   $    --
              --       --       --        --       --       --        --        --       --       --        --        --
          $   --   $   --   $   --   $    --   $   --   $   --   $    --   $    --   $   --   $   --   $    --   $    --
              --       --       --        --       --       --        --        --       --       --        --        --
              --       --       --        --       --       --        --        --       --       --        --        --

          $   --   $   --   $   --   $    --   $   --   $   --   $    --   $    --   $   --   $   --   $    --   $    --
              --       --       --        --       --       --        --        --       --       --        --        --
          $   --   $   --   $   --   $    --   $   --   $   --   $    --   $    --   $   --   $   --   $    --   $    --
              --       --       --        --       --       --        --        --       --       --        --        --
              --       --       --        --       --       --        --        --       --       --        --        --

          $  415   $  133   $   --   $    --   $  194   $   32   $    --   $    --   $  561   $  134   $    --   $    --
              34       12       --        --       12        3        --        --       49       12        --        --
          $12.23   $11.29   $   --   $    --   $15.65   $12.59   $    --   $    --   $11.42   $10.99   $    --   $    --
            8.4%    12.9%       --        --    24.3%    25.9%        --        --     3.9%     9.9%        --        --
            1.1%     1.1%       --        --       --     3.1%        --        --     0.4%     0.4%        --        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                                                      CALVERT
                                                         AMSOUTH                                      SOCIAL
                                                      MID CAP FUND                                   BALANCED
                                          -------------------------------------   -----------------------------------------------
                                           2004      2003      2002      2001      2004      2003      2002      2001      2000
                                          ---------------------------------------------------------------------------------------
SERIES I POLICIES (a)
Net Assets..............................  $    --   $    --   $    --   $    --   $30,071   $27,683   $23,139   $27,380   $26,540
Units Outstanding.......................       --        --        --        --     1,684     1,655     1,627     1,668     1,484
Variable Accumulation Unit Value........  $    --   $    --   $    --   $    --   $ 17.86   $ 16.73   $ 14.22   $ 16.41   $ 17.89
Total Return............................       --        --        --        --      6.8%     17.7%    (13.4%)    (8.3%)    (4.5%)
Investment Income Ratio.................       --        --        --        --      1.7%      2.0%      2.7%      3.9%

SERIES II POLICIES (b)
Net Assets..............................  $    --   $    --   $    --   $    --   $   157   $   125   $   111   $    98   $   103
Units Outstanding.......................       --        --        --        --        17        14        15        11        11
Variable Accumulation Unit Value........  $    --   $    --   $    --   $    --   $  9.29   $  8.71   $  7.42   $  8.57   $  9.36
Total Return............................       --        --        --        --      6.6%     17.5%    (13.5%)    (8.4%)    (6.4%)
Investment Income Ratio.................       --        --        --        --      1.6%      1.8%      3.1%      3.6%

SERIES III POLICIES (c)
Net Assets..............................  $ 1,695   $ 1,412   $   826   $   515   $10,514   $ 8,419   $ 3,779   $ 1,957   $   177
Units Outstanding.......................      199       189       146        70     1,166       995       524       235        19
Variable Accumulation Unit Value........  $  8.50   $  7.48   $  5.66   $  7.38   $  9.02   $  8.46   $  7.21   $  8.34   $  9.10
Total Return............................    13.7%     32.0%    (23.2%)   (26.2%)     6.5%     17.4%    (13.5%)    (8.4%)    (9.0%)
Investment Income Ratio.................       --        --        --        --      1.8%      2.6%      4.1%      7.3%

SERIES IV POLICIES (d)
Net Assets..............................  $    --   $    --   $    --   $    --   $ 4,417   $ 2,279   $   352   $    --   $    --
Units Outstanding.......................       --        --        --        --       382       210        38        --        --
Variable Accumulation Unit Value........  $    --   $    --   $    --   $    --   $ 11.58   $ 10.85   $  9.23   $    --   $    --
Total Return............................       --        --        --        --      6.7%     17.6%     (7.7%)       --        --
Investment Income Ratio.................       --        --        --        --      2.1%      3.5%     10.3%        --

SERIES V POLICIES (e)
Net Assets..............................  $    --   $    --   $    --   $    --   $   751   $    70   $     5   $    --   $    --
Units Outstanding.......................       --        --        --        --        60         6         1        --        --
Variable Accumulation Unit Value........  $    --   $    --   $    --   $    --   $ 12.55   $ 11.81   $ 10.08   $    --   $    --
Total Return............................       --        --        --        --      6.3%     17.1%      0.8%        --        --
Investment Income Ratio.................       --        --        --        --      2.7%      4.6%     24.6%        --

SERIES VI POLICIES (f)
Net Assets..............................  $   272   $    86   $    --   $    --   $ 1,673   $   469   $    --   $    --   $    --
Units Outstanding.......................       20         7        --        --       146        43        --        --        --
Variable Accumulation Unit Value........  $ 13.37   $ 11.78   $    --   $    --   $ 11.48   $ 10.80   $    --   $    --   $    --
Total Return............................    13.5%     17.8%        --        --      6.4%      8.0%        --        --        --
Investment Income Ratio.................       --        --        --        --      2.5%      7.3%        --        --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                  DREYFUS IP                                     FIDELITY(R)
                  TECHNOLOGY                                         VIP
                   GROWTH--                                    CONTRAFUND(R)--
                INITIAL SHARES                                  INITIAL CLASS
    --------------------------------------   ----------------------------------------------------
     2004      2003       2002      2001       2004       2003       2002       2001       2000
    ---------------------------------------------------------------------------------------------
    $16,780   $17,740   $  4,790   $ 3,197   $319,270   $291,995   $238,091   $279,422   $319,564
      1,936     2,027        815       325     15,206     15,836     16,358     17,160     16,983
    $  8.67   $  8.75   $   5.88   $  9.84   $  21.00   $  18.44   $  14.56   $  16.28   $  18.82
      (0.9%)    48.9%     (40.3%)    (1.6%)     13.9%      26.7%     (10.6%)    (13.5%)     (7.9%)
         --        --         --        --       0.3%       0.5%       0.8%       0.8%

    $   113   $   182   $    156   $    23   $  1,465   $  1,321   $    981   $    883   $    452
         11        17         22         2        133        136        128        103         46
    $ 10.56   $ 10.67   $   7.18   $ 12.03   $  11.02   $   9.69   $   7.66   $   8.58   $   9.93
      (1.1%)    48.6%     (40.3%)    20.3%      13.7%      26.5%     (10.7%)    (13.6%)     (0.7%)
         --        --         --        --       0.3%       0.4%       0.8%       0.6%

    $ 8,362   $10,676   $  2,060   $   587   $ 48,944   $ 41,757   $ 19,347   $  9,054   $  1,410
        952     1,201        344        58      4,625      4,484      2,627      1,097        147
    $  8.79   $  8.89   $   5.98   $ 10.03   $  10.58   $   9.31   $   7.37   $   8.26   $   9.56
      (1.1%)    48.6%     (40.4%)     0.3%      13.6%      26.4%     (10.8%)    (13.6%)     (4.4%)
         --        --         --        --       0.3%       0.3%       0.6%       0.3%

    $ 2,402   $ 2,206   $    367   $    --   $ 14,290   $ 11,685   $  3,664   $     --   $     --
        228       207         51        --      1,149      1,070        425         --         --
    $ 10.55   $ 10.65   $   7.16   $    --   $  12.43   $  10.93   $   8.63   $     --   $     --
      (1.0%)    48.8%     (28.4%)       --      13.8%      26.6%     (13.7%)        --         --
         --        --         --        --       0.3%       0.3%         --         --

    $    29   $    32   $     --   $    --   $    526   $    398   $     53   $     --   $     --
          2         2         --        --         36         31          5         --         --
    $ 13.97   $ 14.17   $     --   $    --   $  14.73   $  12.99   $  10.30   $     --   $     --
      (1.4%)    41.7%         --        --      13.4%      26.1%       3.0%         --         --
         --        --         --        --       0.3%       0.2%         --         --

    $    --   $    --   $     --   $    --   $     --   $     --   $     --   $     --   $     --
         --        --         --        --         --         --         --         --         --
    $    --   $    --   $     --   $    --   $     --   $     --   $     --   $     --   $     --
         --        --         --        --         --         --         --         --         --
         --        --         --        --         --         --         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------

                                                                         FIDELITY(R)
                                                                             VIP
                                                                       EQUITY-INCOME--
                                                                        INITIAL CLASS
                                                     ----------------------------------------------------
                                                       2004       2003       2002       2001       2000
                                                     ----------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................  $189,506   $179,594   $144,348   $175,541   $158,987
Units Outstanding..................................    10,725     11,179     11,548     11,501      9,762
Variable Accumulation Unit Value...................  $  17.67   $  16.07   $  12.50   $  15.26   $  16.29
Total Return.......................................     10.0%      28.5%     (18.1%)     (6.3%)      6.9%
Investment Income Ratio............................      1.5%       1.8%       1.7%       1.6%

SERIES II POLICIES (b)
Net Assets.........................................  $  1,372   $    877   $    626   $    529   $    286
Units Outstanding..................................       119         84         77         53         27
Variable Accumulation Unit Value...................  $  11.49   $  10.46   $   8.15   $   9.97   $  10.65
Total Return.......................................      9.8%      28.3%     (18.2%)     (6.4%)      6.5%
Investment Income Ratio............................      1.1%       1.8%       1.5%       1.2%

SERIES III POLICIES (c)
Net Assets.........................................  $ 39,178   $ 36,552   $ 20,493   $ 12,157   $    275
Units Outstanding..................................     3,465      3,548      2,552      1,237         26
Variable Accumulation Unit Value...................  $  11.31   $  10.30   $   8.03   $   9.83   $  10.51
Total Return.......................................      9.8%      28.3%     (18.3%)     (6.5%)      5.1%
Investment Income Ratio............................      1.5%       1.5%       1.3%       0.2%

SERIES IV POLICIES (d)
Net Assets.........................................  $  9,223   $  8,099   $  2,204   $     --   $     --
Units Outstanding..................................       801        773        270         --         --
Variable Accumulation Unit Value...................  $  11.51   $  10.47   $   8.15   $     --   $     --
Total Return.......................................      9.9%      28.5%     (18.5%)        --         --
Investment Income Ratio............................      1.5%       1.0%         --         --

SERIES V POLICIES (e)
Net Assets.........................................  $    651   $    370   $     72   $     --   $     --
Units Outstanding..................................        56         35          9         --         --
Variable Accumulation Unit Value...................  $  11.54   $  10.54   $   8.24   $     --   $     --
Total Return.......................................      9.5%      27.9%     (17.6%)        --         --
Investment Income Ratio............................      1.2%       1.0%         --         --

SERIES VI POLICIES (f)
Net Assets.........................................  $     --   $     --   $     --   $     --   $     --
Units Outstanding..................................        --         --         --         --         --
Variable Accumulation Unit Value...................  $     --   $     --   $     --   $     --   $     --
Total Return.......................................        --         --         --         --         --
Investment Income Ratio............................        --         --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                                                                               JANUS ASPEN
                        JANUS ASPEN                                               SERIES
                           SERIES                                               WORLDWIDE
               BALANCED--INSTITUTIONAL SHARES                          GROWTH--INSTITUTIONAL SHARES
    ----------------------------------------------------   ----------------------------------------------------
      2004       2003       2002       2001       2000       2004       2003       2002       2001       2000
    -----------------------------------------------------------------------------------------------------------
    $501,432   $541,659   $534,854   $607,299   $598,090   $231,574   $266,039   $250,712   $385,523   $506,390
      24,437     28,250     31,372     32,862     30,425     15,251     18,103     20,859     23,563     23,672
    $  20.52   $  19.17   $  17.05   $  18.48   $  19.66   $  15.18   $  14.70   $  12.02   $  16.36   $  21.39
        7.0%      12.5%      (7.7%)     (6.0%)     (3.6%)      3.3%      22.3%     (26.5%)    (23.5%)    (16.8%)
        2.2%       2.2%       2.4%       2.7%                  1.0%       1.1%       0.9%       0.5%

    $  2,176   $  2,620   $  2,506   $  2,538   $  1,636   $    985   $  1,136   $  1,024   $  1,111   $  1,165
         205        264        283        264        160        152        181        199        159        127
    $  10.62   $   9.94   $   8.85   $   9.61   $  10.24   $   6.46   $   6.27   $   5.13   $   7.00   $   9.16
        6.9%      12.3%      (7.9%)     (6.2%)      2.4%       3.2%      22.1%     (26.6%)    (23.6%)     (8.4%)
        2.1%       2.2%       2.5%       3.0%                  0.9%       1.0%       0.7%       0.5%

    $ 74,259   $ 79,154   $ 54,824   $ 26,039   $  2,842   $ 16,987   $ 20,011   $ 13,227   $ 11,124   $  2,806
       7,429      8,458      6,575      2,875        294      2,864      3,479      2,806      1,730        333
    $  10.00   $   9.36   $   8.34   $   9.06   $   9.65   $   5.93   $   5.75   $   4.71   $   6.43   $   8.42
        6.8%      12.2%      (7.9%)     (6.1%)     (3.5%)      3.1%      22.0%     (26.7%)    (23.6%)    (15.8%)
        2.2%       2.4%       3.1%       4.0%                  1.0%       1.4%       1.0%       0.7%

    $ 21,177   $ 21,004   $  8,129   $     --   $     --   $  6,016   $  6,275   $  2,078   $     --   $     --
       1,916      2,032        884         --         --        612        659        267         --         --
    $  11.05   $  10.33   $   9.19   $     --   $     --   $   9.83   $   9.52   $   7.79   $     --   $     --
        7.0%      12.4%      (8.1%)        --         --       3.3%      22.2%     (22.1%)        --         --
        2.3%       2.6%       5.6%         --                  1.0%       1.3%       2.5%         --

    $    647   $    513   $     82   $     --   $     --   $    135   $     84   $     --   $     --   $     --
          57         48          9         --         --         11          7         --         --         --
    $  11.42   $  10.72   $   9.57   $     --   $     --   $  12.48   $  12.13   $   9.96   $     --   $     --
        6.5%      12.0%      (4.3%)        --         --       2.9%      21.8%      (0.4%)        --         --
        2.4%       2.9%       5.1%         --                  1.2%       1.2%         --         --

    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --         --
    $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --   $     --
          --         --         --         --         --         --         --         --         --         --
          --         --         --         --                    --         --         --         --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------

                                                                            MFS(R)
                                                                           INVESTORS
                                                                             TRUST
                                                                     SERIES--INITIAL CLASS
                                                       -------------------------------------------------
                                                        2004      2003       2002       2001      2000
                                                       -------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $24,302   $24,572   $ 22,189   $ 29,963   $29,503
Units Outstanding..................................      2,599     2,885      3,138      3,303     2,695
Variable Accumulation Unit Value...................    $  9.35   $  8.52   $   7.07   $   9.07   $ 10.95
Total Return.......................................       9.8%     20.5%     (22.1%)    (17.2%)    (1.5%)
Investment Income Ratio............................       0.6%      0.7%       0.6%       0.5%

SERIES II POLICIES (b)
Net Assets.........................................    $   368   $   340   $    260   $    231   $   102
Units Outstanding..................................         44        45         41         29        11
Variable Accumulation Unit Value...................    $  8.28   $  7.55   $   6.28   $   8.07   $  9.75
Total Return.......................................       9.6%     20.3%     (22.2%)    (17.2%)    (2.5%)
Investment Income Ratio............................       0.6%      0.7%       0.5%       0.4%

SERIES III POLICIES (c)
Net Assets.........................................    $ 6,024   $ 5,795   $  4,309   $  4,146   $   305
Units Outstanding..................................        740       780        698        522        32
Variable Accumulation Unit Value...................    $  8.14   $  7.43   $   6.18   $   7.94   $  9.60
Total Return.......................................       9.6%     20.2%     (22.2%)    (17.3%)    (4.0%)
Investment Income Ratio............................       0.6%      0.6%       0.5%       0.2%

SERIES IV POLICIES (d)
Net Assets.........................................    $ 1,319   $ 1,236   $    463   $     --   $    --
Units Outstanding..................................        123       126         57         --        --
Variable Accumulation Unit Value...................    $ 10.75   $  9.80   $   8.14   $     --   $    --
Total Return.......................................       9.8%     20.4%     (18.6%)        --        --
Investment Income Ratio............................       0.6%      0.6%         --         --

SERIES V POLICIES (e)
Net Assets.........................................    $    91   $    74   $     --   $     --   $    --
Units Outstanding..................................          7         6         --         --        --
Variable Accumulation Unit Value...................    $ 13.62   $ 12.46   $     --   $     --   $    --
Total Return.......................................       9.3%     24.6%         --         --        --
Investment Income Ratio............................       0.6%      0.3%         --         --

SERIES VI POLICIES (f)
Net Assets.........................................    $    --   $    --   $     --   $     --   $    --
Units Outstanding..................................         --        --         --         --        --
Variable Accumulation Unit Value...................    $    --   $    --   $     --   $     --   $    --
Total Return.......................................         --        --         --         --        --
Investment Income Ratio............................         --        --         --         --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                                                                                                          NEUBERGER
                                                                                                            BERMAN
                        MFS(R)                                       MFS(R)                                  AMT
                       RESEARCH                                    UTILITIES                               MID-CAP
                 SERIES--INITIAL CLASS                       SERIES--INITIAL CLASS                     GROWTH--CLASS I
    -----------------------------------------------   ------------------------------------   ------------------------------------
     2004      2003      2002      2001      2000      2004     2003      2002      2001      2004     2003      2002      2001
    -----------------------------------------------------------------------------------------------------------------------------
    $34,542   $33,395   $29,511   $46,896   $50,417   $1,792   $   870   $   299   $   135   $3,795   $ 4,336   $ 1,673   $   464
      3,422     3,779     4,107     4,857     4,054      155        97        45        15      390       511       249        48
    $ 10.09   $  8.84   $  7.19   $  9.66   $ 12.44   $11.57   $  9.01   $  6.72   $  8.83   $ 9.73   $  8.49   $  6.72   $  9.64
      14.2%     23.0%    (25.6%)   (22.4%)    (6.2%)   28.4%     34.0%    (23.8%)   (11.7%)   14.7%     26.3%    (30.3%)    (3.6%)
       1.1%      0.7%      0.3%        --               1.3%      1.7%      2.4%        --       --        --        --        --

    $   298   $   307   $   270   $   376   $   586   $   23   $    16   $    10   $    --   $   59   $    69   $    26   $     1
         42        49        53        55        66        2         2         1        --        6         8         4        --
    $  7.15   $  6.27   $  5.10   $  6.87   $  8.86   $13.61   $ 10.62   $  7.93   $ 10.43   $10.02   $  8.75   $  6.94   $  9.98
      14.1%     22.8%    (25.7%)   (22.5%)   (11.4%)   28.2%     33.8%    (23.9%)     4.3%    14.5%     26.1%    (30.4%)    (0.2%)
       1.1%      0.7%      0.3%        --               1.3%      2.1%      0.3%        --       --        --        --        --

    $ 6,554   $ 6,172   $ 4,401   $ 5,269   $ 1,516   $1,955   $ 1,138   $   390   $   258   $3,531   $ 3,204   $ 1,192   $   184
        958     1,029       900       801       179      180       134        62        31      350       364       171        18
    $  6.84   $  6.00   $  4.89   $  6.58   $  8.49   $10.87   $  8.49   $  6.35   $  8.35   $10.08   $  8.81   $  6.99   $ 10.05
      14.0%     22.7%    (25.7%)   (22.5%)   (15.1%)   28.1%     33.7%    (24.0%)   (16.5%)   14.5%     26.0%    (30.5%)     0.5%
       1.1%      0.6%      0.3%        --               1.4%      2.1%      3.0%        --       --        --        --        --

    $ 1,125   $ 1,035   $   357   $    --   $    --   $  132   $   104   $    41   $    --   $  672   $   619   $   156   $    --
        102       107        45        --        --        8         8         4        --       48        51        16        --
    $ 11.07   $  9.69   $  7.89   $    --   $    --   $17.50   $ 13.64   $ 10.18   $    --   $14.01   $ 12.22   $  9.68   $    --
      14.2%     22.9%    (21.1%)       --        --    28.3%     33.9%      1.8%        --    14.6%     26.2%     (3.2%)       --
       1.1%      0.6%        --        --               1.5%      2.2%        --        --       --        --        --        --

    $    27   $     8   $    --   $    --   $    --   $   44   $    15   $    --   $    --   $  110   $    82   $    --   $    --
          2         1        --        --        --        3         1        --        --        8         7        --        --
    $ 13.44   $ 11.82   $  9.65   $    --   $    --   $15.62   $ 12.22   $    --   $    --   $13.53   $ 11.85   $  9.42   $    --
      13.7%     22.5%     (3.5%)       --        --    27.8%     22.2%        --        --    14.2%     25.8%     (5.8%)       --
       0.5%      0.2%        --        --               1.3%        --        --        --       --        --        --        --

    $    --   $    --   $    --   $    --   $    --   $   --   $    --   $    --   $    --   $   --   $    --   $    --   $    --
         --        --        --        --        --       --        --        --        --       --        --        --        --
    $    --   $    --   $    --   $    --   $    --   $   --   $    --   $    --   $    --   $   --   $    --   $    --   $    --
         --        --        --        --        --       --        --        --        --       --        --        --        --
         --        --        --        --                 --        --        --        --       --        --        --        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                                         T. ROWE PRICE
                                                                             EQUITY
                                                                        INCOME PORTFOLIO
                                                       --------------------------------------------------
                                                         2004       2003       2002      2001      2000
                                                       --------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................    $144,311   $117,894   $ 89,634   $85,476   $42,484
Units Outstanding..................................      10,397      9,625      9,056     7,398     3,679
Variable Accumulation Unit Value...................    $  13.88   $  12.25   $   9.90   $ 11.55   $ 11.55
Total Return.......................................       13.3%      23.7%     (14.3%)       --     11.5%
Investment Income Ratio............................        1.6%       1.7%       1.7%      1.6%

SERIES II POLICIES (b)
Net Assets.........................................    $  1,478   $  1,524   $  1,044   $   902   $   146
Units Outstanding..................................         112        130        110        81        13
Variable Accumulation Unit Value...................    $  13.24   $  11.70   $   9.47   $ 11.07   $ 11.08
Total Return.......................................       13.2%      23.6%     (14.5%)       --     10.8%
Investment Income Ratio............................        1.6%       1.7%       1.7%      1.6%

SERIES III POLICIES (c)
Net Assets.........................................    $ 50,653   $ 41,615   $ 22,371   $ 9,712   $    98
Units Outstanding..................................       3,910      3,633      2,412       895         9
Variable Accumulation Unit Value...................    $  12.95   $  11.45   $   9.27   $ 10.85   $ 10.86
Total Return.......................................       13.1%      23.5%     (14.5%)       --      8.6%
Investment Income Ratio............................        1.6%       1.8%       1.9%      1.9%

SERIES IV POLICIES (d)
Net Assets.........................................    $ 13,286   $ 11,020   $  3,453   $    --   $    --
Units Outstanding..................................       1,154      1,084        420        --        --
Variable Accumulation Unit Value...................    $  11.51   $  10.17   $   8.22   $    --   $    --
Total Return.......................................       13.3%      23.7%     (17.8%)       --        --
Investment Income Ratio............................        1.6%       1.9%       3.1%        --

SERIES V POLICIES (e)
Net Assets.........................................    $    634   $    461   $    117   $    --   $    --
Units Outstanding..................................          54         45         14        --        --
Variable Accumulation Unit Value...................    $  11.68   $  10.36   $   8.41   $    --   $    --
Total Return.......................................       12.8%      23.2%     (15.9%)       --        --
Investment Income Ratio............................        1.6%       1.9%       2.7%        --

SERIES VI POLICIES (f)
Net Assets.........................................    $     --   $     --   $     --   $    --   $    --
Units Outstanding..................................          --         --         --        --        --
Variable Accumulation Unit Value...................    $     --   $     --   $     --   $    --   $    --
Total Return.......................................          --         --         --        --        --
Investment Income Ratio............................          --         --         --        --

Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                       VAN ECK                                         VAN KAMPEN
                      WORLDWIDE                                            UIF
                         HARD                                       EMERGING MARKETS
                        ASSETS                                       EQUITY--CLASS I
    ----------------------------------------------   -----------------------------------------------
     2004      2003      2002      2001      2000     2004      2003      2002      2001      2000
    ------------------------------------------------------------------------------------------------
    $19,773   $10,239   $ 6,351   $ 3,510   $4,929   $39,055   $33,055   $22,764   $25,016   $28,721
      1,271       805       714       378      469     3,076     3,161     3,213     3,172     3,358
    $ 15.55   $ 12.72   $  8.89   $  9.28   $10.51   $ 12.70   $ 10.46   $  7.09   $  7.89   $  8.55
      22.3%     43.1%     (4.2%)   (11.7%)    9.9%     21.4%     47.6%    (10.2%)    (7.7%)   (40.1%)
       0.3%      0.4%      0.5%      1.4%               0.7%        --        --        --

    $   292   $   190   $    49   $    29   $   25   $   164   $   697   $   109   $ 5,828   $    38
         19        15         6         3        2        18        92        21     1,019         6
    $ 15.41   $ 12.62   $  8.83   $  9.24   $10.48   $  9.15   $  7.55   $  5.12   $  5.72   $  6.21
      22.1%     42.8%     (4.3%)   (11.8%)    4.8%     21.2%     47.4%    (10.4%)    (7.9%)   (37.9%)
       0.3%      0.3%      0.3%      3.8%               0.6%        --        --        --

    $16,224   $ 5,745   $ 2,229   $   238   $   53   $ 7,050   $ 5,409   $ 2,432   $   594   $    54
      1,040       449       249        25        5       663       617       408        89         7
    $ 15.61   $ 12.79   $  8.96   $  9.37   $10.63   $ 10.63   $  8.77   $  5.96   $  6.64   $  7.22
      22.0%     42.8%     (4.4%)   (11.9%)    6.3%     21.2%     47.3%    (10.3%)    (8.0%)   (27.8%)
       0.3%      0.4%      0.2%      1.1%               0.7%        --        --        --

    $ 7,059   $ 1,461   $   326   $    --   $   --   $ 1,965   $ 1,279   $   456   $    --   $    --
        480       121        39        --       --       139       110        58        --        --
    $ 14.71   $ 12.04   $  8.42   $    --   $   --   $ 14.10   $ 11.62   $  7.88   $    --   $    --
      22.2%     43.0%    (15.8%)       --       --     21.3%     47.5%    (21.2%)       --        --
       0.2%      0.3%        --        --               0.7%        --        --        --

    $   371   $    63   $    --   $    --   $   --   $    57   $    19   $    --   $    --   $    --
         20         4        --        --       --         3         1        --        --        --
    $ 18.55   $ 15.24   $    --   $    --   $   --   $ 18.07   $ 14.95   $    --   $    --   $    --
      21.7%     52.4%        --        --       --     20.9%     49.5%        --        --        --
       0.1%        --        --        --               0.7%        --        --        --

    $ 4,069   $   348   $    --   $    --   $   --   $    --   $    --   $    --   $    --   $    --
        249        26        --        --       --        --        --        --        --        --
    $ 16.35   $ 13.42   $    --   $    --   $   --   $    --   $    --   $    --   $    --   $    --
      21.8%     34.2%        --        --       --        --        --        --        --        --
       0.1%        --        --        --                 --        --        --        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------

                                                                          MAINSTAY VP
                                                       MAINSTAY VP          CAPITAL          MAINSTAY VP
                                                          BOND--         APPRECIATION--     COMMON STOCK--
                                                      SERVICE CLASS      SERVICE CLASS      SERVICE CLASS
                                                     ----------------   ----------------   ----------------
                                                      2004      2003     2004      2003     2004      2003
                                                     ------------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................  $ 7,474   $2,929   $ 7,459   $2,760   $ 4,810   $1,842
Units Outstanding..................................      737      296       653      248       387      162
Variable Accumulation Unit Value...................  $ 10.15   $ 9.91   $ 11.42   $11.15   $ 12.44   $11.40
Total Return.......................................     2.4%    (0.9%)     2.5%    11.5%      9.1%    14.0%
Investment Income Ratio............................     4.8%    13.3%      0.1%     0.5%      1.6%     3.7%

SERIES II POLICIES (b)
Net Assets.........................................  $     5   $   --   $     6   $   --   $    --   $   --
Units Outstanding..................................        1       --         1       --        --       --
Variable Accumulation Unit Value...................  $ 10.02   $   --   $ 10.31   $   --   $ 10.00   $   --
Total Return.......................................     0.2%       --      3.1%       --        --       --
Investment Income Ratio............................    48.1%       --      0.8%       --        --       --

SERIES III POLICIES (c)
Net Assets.........................................  $19,603   $6,344   $16,081   $5,334   $10,274   $3,094
Units Outstanding..................................    1,936      640     1,396      474       832      273
Variable Accumulation Unit Value...................  $ 10.12   $ 9.91   $ 11.52   $11.26   $ 12.34   $11.34
Total Return.......................................     2.2%    (0.9%)     2.2%    12.6%      8.9%    13.4%
Investment Income Ratio............................     4.8%    17.1%      0.1%     0.6%      1.7%     4.1%

SERIES IV POLICIES (d)
Net Assets.........................................  $16,738   $5,867   $10,571   $4,522   $10,070   $3,340
Units Outstanding..................................    1,649      592       926      406       810      293
Variable Accumulation Unit Value...................  $ 10.15   $ 9.92   $ 11.41   $11.14   $ 12.43   $11.40
Total Return.......................................     2.3%    (0.8%)     2.4%    11.4%      9.0%    14.0%
Investment Income Ratio............................     5.0%    15.6%      0.1%     0.5%      1.7%     3.4%

SERIES V POLICIES (e)
Net Assets.........................................  $ 1,362   $  407   $   429   $   86   $   213   $   38
Units Outstanding..................................      136       41        38        8        17        3
Variable Accumulation Unit Value...................  $ 10.02   $ 9.83   $ 11.20   $10.98   $ 12.29   $11.32
Total Return.......................................     1.9%    (1.7%)     2.0%     9.8%      8.6%    13.2%
Investment Income Ratio............................     5.2%    14.8%      0.1%     1.3%      1.6%     2.4%

SERIES VI POLICIES (f)
Net Assets.........................................  $ 9,200   $3,343   $ 8,794   $2,186   $ 5,161   $1,484
Units Outstanding..................................      912      338       774      197       417      130
Variable Accumulation Unit Value...................  $ 10.09   $ 9.89   $ 11.36   $11.12   $ 12.37   $11.38
Total Return.......................................     2.0%    (1.1%)     2.1%    11.2%      8.7%    13.8%
Investment Income Ratio............................     5.2%    14.5%      0.1%     0.5%      1.8%     3.4%

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund, AmSouth Mid Cap Fund, Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

                                             MAINSTAY VP        MAINSTAY VP
      MAINSTAY VP        MAINSTAY VP         HIGH YIELD        INTERNATIONAL       MAINSTAY VP
     CONVERTIBLE--       GOVERNMENT--     CORPORATE BOND--        EQUITY--        MID CAP CORE--
     SERVICE CLASS      SERVICE CLASS       SERVICE CLASS      SERVICE CLASS      SERVICE CLASS
    ----------------   ----------------   -----------------   ----------------   ----------------
     2004      2003     2004      2003     2004      2003      2004      2003     2004      2003
    ---------------------------------------------------------------------------------------------
    $10,142   $3,817   $ 6,080   $2,651   $33,434   $10,501   $ 5,975   $1,340   $ 5,876   $1,477
        884      347       614      272     2,643       920       441      114       414      125
    $ 11.48   $10.99   $  9.91   $ 9.75   $ 12.65   $ 11.41   $ 13.55   $11.74   $ 14.19   $11.80
       4.4%     9.9%      1.6%    (2.5%)    10.9%     14.1%     15.4%    17.4%     20.2%    18.0%
       2.4%     8.3%      5.6%    14.3%     10.1%     26.0%      1.3%     6.9%      0.5%     1.2%

    $    24   $   --   $     5   $   --   $    64   $    --   $     8   $   --   $    11   $   --
          2       --        --       --         6        --         1       --         1       --
    $ 10.11   $   --   $ 10.01   $   --   $ 10.18   $    --   $ 10.19   $   --   $ 10.19   $   --
       1.1%       --      0.1%       --      1.8%        --      1.9%       --      1.9%       --
      58.1%       --     86.3%       --     87.4%        --     10.9%       --      3.1%       --

    $23,424   $7,798   $12,875   $4,087   $94,871   $28,302   $16,793   $2,933   $13,092   $2,774
      2,039      707     1,310      422     7,556     2,495     1,262      254       931      237
    $ 11.49   $11.03   $  9.83   $ 9.69   $ 12.56   $ 11.35   $ 13.30   $11.55   $ 14.06   $11.72
       4.2%    10.3%      1.4%    (3.1%)    10.7%     13.5%     15.2%    15.5%     20.0%    17.2%
       2.5%     9.0%      5.7%    18.2%     10.2%     30.0%      1.4%     8.0%      0.5%     1.4%

    $20,014   $7,040   $11,256   $4,147   $76,786   $25,512   $13,748   $2,849   $10,128   $2,677
      1,754      644     1,136      425     6,041     2,224     1,027      246       719      228
    $ 11.41   $10.94   $  9.91   $ 9.76   $ 12.71   $ 11.47   $ 13.38   $11.60   $ 14.09   $11.73
       4.3%     9.4%      1.6%    (2.4%)    10.8%     14.7%     15.4%    16.0%     20.1%    17.3%
       2.5%     8.5%      5.6%    16.5%     10.0%     26.4%      1.3%     6.6%      0.5%     1.2%

    $ 1,466   $  533   $   706   $  421   $ 8,737   $ 2,901   $   684   $   78   $   656   $  183
        129       49        72       43       697       255        53        7        47       16
    $ 11.34   $10.91   $  9.85   $ 9.74   $ 12.54   $ 11.36   $ 12.96   $11.28   $ 14.09   $11.78
       3.9%     9.1%      1.2%    (2.6%)    10.4%     13.6%     14.9%    12.8%     19.7%    17.8%
       2.4%     9.5%      5.1%    14.0%     10.2%     27.0%      1.5%    11.7%      0.5%     3.0%

    $12,642   $3,430   $ 4,800   $1,800   $39,920   $ 9,211   $ 7,562   $1,381   $ 7,802   $1,319
      1,120      316       487      185     3,173       809       578      121       560      113
    $ 11.28   $10.85   $  9.85   $ 9.73   $ 12.58   $ 11.39   $ 13.08   $11.37   $ 13.94   $11.64
       4.0%     8.5%      1.3%    (2.7%)    10.5%     13.9%     15.0%    13.7%     19.8%    16.4%
       2.8%     9.2%      5.6%    16.2%     11.7%     29.6%      1.5%     7.6%      0.6%     1.4%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------

                                                       MAINSTAY VP                            MAINSTAY VP
                                                         MID CAP          MAINSTAY VP           S&P 500
                                                         GROWTH--       MID CAP VALUE--         INDEX--
                                                      SERVICE CLASS      SERVICE CLASS       SERVICE CLASS
                                                     ----------------   ----------------   -----------------
                                                      2004      2003     2004      2003     2004      2003
                                                     -------------------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................................  $ 9,510   $2,376   $ 9,220   $2,399   $20,964   $ 6,828
Units Outstanding..................................      653      197       688      207     1,713       606
Variable Accumulation Unit Value...................  $ 14.56   $12.07   $ 13.41   $11.60   $ 12.24   $ 11.26
Total Return.......................................    20.6%    20.7%     15.6%    16.0%      8.7%     12.6%
Investment Income Ratio............................       --       --      1.1%     3.4%      2.1%      4.6%

SERIES II POLICIES (b)
Net Assets.........................................  $     5   $   --   $    34   $   --   $    16   $    --
Units Outstanding..................................        1       --         3       --         2        --
Variable Accumulation Unit Value...................  $ 10.24   $   --   $ 10.29   $   --   $ 10.25   $    --
Total Return.......................................     2.4%       --      2.9%       --      2.5%        --
Investment Income Ratio............................       --       --      7.1%       --     17.1%        --

SERIES III POLICIES (c)
Net Assets.........................................  $21,257   $5,125   $25,830   $6,443   $51,775   $13,604
Units Outstanding..................................    1,494      434     1,910      550     4,261     1,215
Variable Accumulation Unit Value...................  $ 14.23   $11.82   $ 13.52   $11.72   $ 12.15   $ 11.20
Total Return.......................................    20.4%    18.2%     15.4%    17.2%      8.5%     12.0%
Investment Income Ratio............................       --       --      1.0%     3.8%      2.1%      5.6%

SERIES IV POLICIES (d)
Net Assets.........................................  $17,454   $5,111   $21,168   $5,125   $38,290   $11,688
Units Outstanding..................................    1,224      432     1,580      442     3,132     1,038
Variable Accumulation Unit Value...................  $ 14.26   $11.83   $ 13.40   $11.59   $ 12.23   $ 11.26
Total Return.......................................    20.5%    18.3%     15.6%    15.9%      8.6%     12.6%
Investment Income Ratio............................       --       --      1.1%     3.5%      2.1%      4.6%

SERIES V POLICIES (e)
Net Assets.........................................  $   854   $  186   $   833   $  122   $ 2,782   $ 1,344
Units Outstanding..................................       61       16        63       11       229       120
Variable Accumulation Unit Value...................  $ 13.94   $11.61   $ 13.25   $11.51   $ 12.16   $ 11.24
Total Return.......................................    20.1%    16.1%     15.1%    15.1%      8.2%     12.4%
Investment Income Ratio............................       --       --      1.2%     4.3%      1.8%      5.1%

SERIES VI POLICIES (f)
Net Assets.........................................  $11,705   $2,941   $14,398   $2,519   $18,986   $ 4,649
Units Outstanding..................................      808      244     1,080      218     1,560       414
Variable Accumulation Unit Value...................  $ 14.48   $12.05   $ 13.33   $11.57   $ 12.17   $ 11.24
Total Return.......................................    20.2%    20.5%     15.2%    15.7%      8.3%     12.4%
Investment Income Ratio............................       --       --      1.3%     3.8%      2.2%      5.0%

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund, AmSouth Mid Cap Fund, Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

      MAINSTAY VP                                               MAINSTAY VP         MAINSTAY VP
       SMALL CAP         MAINSTAY VP        MAINSTAY VP       AMERICAN CENTURY     DREYFUS LARGE
        GROWTH--        TOTAL RETURN--        VALUE--        INCOME & GROWTH--    COMPANY VALUE--
     SERVICE CLASS      SERVICE CLASS      SERVICE CLASS       SERVICE CLASS       SERVICE CLASS
    ----------------   ----------------   ----------------   ------------------   ----------------
     2004      2003     2004      2003     2004      2003      2004      2003      2004      2003
    ----------------------------------------------------------------------------------------------
    $ 7,815   $2,355   $ 5,622   $1,835   $ 8,003   $2,572   $ 2,450    $  503    $ 3,119   $  821
        593      192       501      171       633      223       200        45        251       73
    $ 13.17   $12.24   $ 11.23   $10.73   $ 12.64   $11.55   $ 12.27    $11.07    $ 12.40   $11.32
       7.6%    22.4%      4.6%     7.3%      9.5%    15.5%     10.8%     10.7%       9.6%    13.2%
         --       --      2.2%     6.8%      1.4%     5.3%      2.8%      5.6%       1.2%     2.7%

    $     6   $   --   $     1   $   --   $     6   $   --   $    13    $   --    $    --   $   --
          1       --        --       --         1       --         1        --         --       --
    $ 10.30   $   --   $ 10.11   $   --   $ 10.21   $   --   $ 10.14    $   --    $ 10.00   $   --
       3.0%       --      1.1%       --      2.1%       --      1.4%        --         --       --
         --       --        --       --     15.5%       --     63.6%        --         --       --

    $16,734   $4,735   $13,524   $4,276   $19,389   $5,058   $ 5,324    $1,437    $ 6,678   $1,807
      1,265      384     1,209      399     1,546      440       423       126        541      160
    $ 13.23   $12.32   $ 11.19   $10.71   $ 12.54   $11.48   $ 12.59    $11.38    $ 12.34   $11.29
       7.4%    23.2%      4.4%     7.1%      9.2%    14.8%     10.6%     13.8%       9.3%    12.9%
         --       --      2.1%     8.3%      1.4%     6.3%      2.6%      6.1%       1.1%     2.9%

    $14,487   $4,235   $ 8,502   $3,248   $14,111   $4,598   $ 5,136    $1,389    $ 5,699   $2,039
      1,122      353       749      299     1,101      392       410       123        461      181
    $ 12.91   $12.01   $ 11.35   $10.86   $ 12.82   $11.72   $ 12.53    $11.32    $ 12.37   $11.29
       7.6%    20.1%      4.6%     8.6%      9.4%    17.2%     10.8%     13.2%       9.5%    12.9%
         --       --      2.1%     7.6%      1.4%     5.3%      2.5%      5.3%       1.1%     2.8%

    $   635   $   93   $   487   $  159   $   544   $  160   $   292    $   24    $   551   $  133
         51        8        44       15        43       14        24         2         45       12
    $ 12.54   $11.71   $ 11.01   $10.57   $ 12.51   $11.48   $ 12.35    $11.19    $ 12.22   $11.21
       7.1%    17.1%      4.2%     5.7%      9.0%    14.8%     10.3%     11.9%       9.1%    12.1%
         --       --      2.2%    10.4%      1.3%     7.5%      3.0%      4.4%       1.2%     5.2%

    $ 9,643   $2,201   $ 6,070   $2,168   $ 8,534   $2,127   $ 3,499    $  600    $ 3,804   $  907
        736      180       552      205       679      185       282        53        309       80
    $ 13.10   $12.21   $ 11.01   $10.56   $ 12.57   $11.52   $ 12.40    $11.23    $ 12.32   $11.28
       7.2%    22.1%      4.3%     5.6%      9.1%    15.2%     10.4%     12.3%       9.2%    12.8%
         --       --      2.1%     7.3%      1.5%     5.9%      3.2%      5.3%       1.0%     2.8%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------

                                           MAINSTAY VP
                                           EAGLE ASSET             MAINSTAY VP
                                            MANAGEMENT             LORD ABBETT            ALGER AMERICAN         COLONIAL SMALL
                                              GROWTH                DEVELOPING                SMALL              CAP VALUE FUND,
                                             EQUITY--                GROWTH--            CAPITALIZATION--       VARIABLE SERIES--
                                          SERVICE CLASS           SERVICE CLASS           CLASS S SHARES             CLASS B
                                        ------------------      ------------------      ------------------      -----------------
                                         2004        2003        2004        2003        2004        2003             2004
                                        -----------------------------------------------------------------------------------------
SERIES I POLICIES (a)
Net Assets........................      $2,041      $  820      $1,949      $  637      $2,923      $  671           $  521
Units Outstanding.................         191          74         161          55         210          55               49
Variable Accumulation Unit
  Value...........................      $10.67      $11.11      $12.11      $11.63      $13.95      $12.16           $10.61
Total Return......................       (3.9%)      11.1%        4.1%       16.3%       14.7%       21.6%             6.1%
Investment Income Ratio...........        0.1%        0.4%          --          --          --          --             5.0%

SERIES II POLICIES (b)
Net Assets........................      $   --      $   --      $    3      $   --      $    7      $   --           $    7
Units Outstanding.................          --          --          --          --           1          --                1
Variable Accumulation Unit
  Value...........................      $10.00      $   --      $10.00      $   --      $10.41      $   --           $10.26
Total Return......................          --          --          --          --        4.1%          --             2.6%
Investment Income Ratio...........          --          --          --          --          --          --             2.4%

SERIES III POLICIES (c)
Net Assets........................      $6,358      $2,737      $4,769      $1,458      $6,286      $1,576           $  304
Units Outstanding.................         598         247         400         127         452         130               29
Variable Accumulation Unit
  Value...........................      $10.63      $11.08      $11.92      $11.47      $13.90      $12.15           $10.57
Total Return......................       (4.1%)      10.8%        3.9%       14.7%       14.4%       21.5%             5.7%
Investment Income Ratio...........          --        0.4%          --          --          --          --             5.7%

SERIES IV POLICIES (d)
Net Assets........................      $5,116      $2,233      $4,310      $1,358      $5,993      $1,594           $  431
Units Outstanding.................         480         201         357         117         432         132               41
Variable Accumulation Unit
  Value...........................      $10.65      $11.09      $12.09      $11.62      $13.88      $12.11           $10.54
Total Return......................       (4.0%)      10.9%        4.1%       16.2%       14.6%       21.1%             5.4%
Investment Income Ratio...........          --        0.3%          --          --          --          --             5.6%

SERIES V POLICIES (e)
Net Assets........................      $  272      $   60      $  170      $   64      $  241      $   22           $   --
Units Outstanding.................          26           6          14           6          18           2               --
Variable Accumulation Unit
  Value...........................      $10.30      $10.77      $11.83      $11.41      $13.65      $11.96           $10.00
Total Return......................       (4.3%)       7.7%        3.6%       14.1%       14.2%       19.6%               --
Investment Income Ratio...........        0.1%        0.5%          --          --          --          --               --

SERIES VI POLICIES (f)
Net Assets........................      $2,723      $1,265      $2,228      $  721      $2,848      $  495           $  286
Units Outstanding.................         257         114         182          61         205          41               27
Variable Accumulation Unit
  Value...........................      $10.59      $11.06      $12.21      $11.77      $13.88      $12.15           $10.54
Total Return......................       (4.2%)      10.6%        3.7%       17.7%       14.3%       21.5%             5.4%
Investment Income Ratio...........        0.1%        0.3%          --          --          --          --             5.6%

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund, AmSouth Mid Cap Fund, Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

      DREYFUS IP                                                                              JANUS ASPEN
      TECHNOLOGY     FIDELITY(R) VIP  FIDELITY(R) VIP  FIDELITY(R) VIP     JANUS ASPEN     SERIES WORLDWIDE
       GROWTH--      CONTRAFUND(R)--  EQUITY-INCOME--     MID CAP--     SERIES BALANCED--      GROWTH--
    SERVICE SHARES   SERVICE CLASS 2  SERVICE CLASS 2  SERVICE CLASS 2   SERVICE SHARES     SERVICE SHARES
    ---------------  ---------------  ---------------  ---------------  -----------------  -----------------
     2004     2003    2004     2003    2004     2003    2004     2003     2004     2003     2004      2003
    --------------------------------------------------------------------------------------------------------
    $3,225   $1,226  $12,675  $3,715  $10,243  $2,888  $28,222  $2,237  $10,378   $4,308   $3,533    $1,398
       277      104      955     318      810     251    2,037     199      924      410      297       121
    $11.63   $11.77  $ 13.27  $11.69  $ 12.64  $11.53  $ 13.85  $11.27  $ 11.23   $10.52   $11.88    $11.53
     (1.2%)   17.7%    13.6%   16.9%     9.7%   15.3%    22.9%   12.7%     6.8%     5.2%     3.1%     15.3%
        --       --     0.1%      --     0.8%      --       --      --     2.8%     3.4%     1.1%      0.9%

    $   --   $   --  $    30  $   --  $    10  $   --  $    88  $    1  $     9   $   --   $   --    $   --
        --       --        3      --        1      --        7      --        1       --       --        --
    $10.00   $   --  $ 10.26  $   --  $ 10.16  $   --  $ 12.48  $10.17  $ 10.23   $   --   $10.00    $   --
        --       --     2.6%      --     1.6%      --    22.7%    1.7%     2.3%       --       --        --
        --       --       --      --       --      --       --      --    28.9%       --       --        --

    $7,184   $2,883  $29,756  $7,143  $23,055  $5,733  $21,172  $1,207  $21,340   $8,228   $7,463    $2,542
       624      247    2,266     616    1,852     504    1,537     107    1,895      779      634       222
    $11.52   $11.67  $ 13.13  $11.59  $ 12.45  $11.37  $ 13.78  $11.23  $ 11.26   $10.57   $11.78    $11.45
     (1.4%)   16.7%    13.3%   15.9%     9.5%   13.7%    22.7%   12.3%     6.6%     5.7%     2.9%     14.5%
        --       --     0.1%      --     0.8%      --       --      --     2.8%     4.1%     1.1%      1.0%

    $5,905   $2,684  $26,881  $5,521  $19,399  $4,827  $14,301  $1,082  $20,968   $7,590   $6,067    $2,226
       512      230    2,004     467    1,542     421    1,020      95    1,869      722      515       195
    $11.54   $11.68  $ 13.41  $11.82  $ 12.58  $11.48  $ 14.02  $11.41  $ 11.22   $10.51   $11.79    $11.44
     (1.2%)   16.8%    13.5%   18.2%     9.6%   14.8%    22.9%   14.1%     6.7%     5.1%     3.0%     14.4%
        --       --     0.1%      --     0.8%      --       --      --     2.8%     3.6%     1.1%      0.9%

    $  208   $  100  $ 1,800  $  316  $ 2,305  $  823  $ 1,071  $   39  $ 1,132   $  441   $  380    $   22
        18        9      139      28      183      71       81       4      101       42       33         2
    $11.45   $11.64  $ 12.97  $11.48  $ 12.60  $11.54  $ 13.18  $10.77  $ 11.16   $10.50   $11.61    $11.31
     (1.6%)   16.4%    13.0%   14.8%     9.2%   15.4%    22.4%    7.7%     6.3%     5.0%     2.6%     13.1%
        --       --     0.1%      --     0.8%      --       --      --     2.7%     3.4%     1.4%      1.2%

    $2,927   $1,302  $15,263  $2,520  $14,146  $2,977  $ 9,297  $  499  $11,228   $4,069   $2,880    $  983
       255      112    1,174     219    1,131     260      664      44    1,004      387      250        88
    $11.48   $11.65  $ 13.00  $11.49  $ 12.51  $11.44  $ 14.00  $11.43  $ 11.18   $10.51   $11.54    $11.23
     (1.5%)   16.5%    13.2%   14.9%     9.3%   14.4%    22.5%   14.3%     6.4%     5.1%     2.7%     12.3%
        --       --     0.1%      --     0.8%      --       --      --     2.8%     3.5%     1.2%      0.9%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                              MFS(R) INVESTORS             MFS(R)                  MFS(R)
                                               TRUST SERIES--        RESEARCH SERIES--       UTILITIES SERIES--
                                               SERVICE CLASS           SERVICE CLASS            SERVICE CLASS
                                             ------------------      ------------------      -------------------
                                              2004        2003        2004        2003        2004         2003
                                             -------------------------------------------------------------------
SERIES I POLICIES (a)
Net Assets.............................      $  833      $  135      $  930      $  382      $15,141      $    3
Units Outstanding......................          70          12          74          35        1,092          --
Variable Accumulation Unit Value.......      $11.91      $10.86      $12.56      $11.02      $ 13.86      $10.83
Total Return...........................        9.6%        8.6%       14.0%       10.2%        28.0%        8.3%
Investment Income Ratio................        0.3%          --        0.8%          --           --          --

SERIES II POLICIES (b)
Net Assets.............................      $   --      $   --      $   --      $   --      $   154      $   --
Units Outstanding......................          --          --          --          --           12          --
Variable Accumulation Unit Value.......      $10.00      $   --      $10.00      $   --      $ 12.45      $   --
Total Return...........................          --          --          --          --        24.5%          --
Investment Income Ratio................          --          --          --          --           --          --

SERIES III POLICIES (c)
Net Assets.............................      $  874      $  314      $1,616      $  637      $11,129      $   80
Units Outstanding......................          73          29         130          58          763           7
Variable Accumulation Unit Value.......      $11.96      $10.94      $12.45      $10.95      $ 14.58      $11.41
Total Return...........................        9.4%        9.4%       13.7%        9.5%        27.8%       14.1%
Investment Income Ratio................        0.4%          --        0.8%          --         0.1%          --

SERIES IV POLICIES (d)
Net Assets.............................      $1,095      $  469      $1,604      $  460      $ 6,513      $   63
Units Outstanding......................          91          43         131          43          444           5
Variable Accumulation Unit Value.......      $12.02      $10.97      $12.25      $10.75      $ 14.67      $11.46
Total Return...........................        9.5%        9.7%       13.9%        7.5%        28.0%       14.6%
Investment Income Ratio................        0.4%          --        0.7%          --         0.1%          --

SERIES V POLICIES (e)
Net Assets.............................      $   39      $   13      $   26      $   15      $   417      $   11
Units Outstanding......................           3           1           2           1           28           1
Variable Accumulation Unit Value.......      $11.91      $10.92      $12.54      $11.05      $ 14.66      $11.50
Total Return...........................        9.1%        9.2%       13.4%       10.5%        27.5%       15.0%
Investment Income Ratio................        0.3%          --        0.8%          --         0.2%          --

SERIES VI POLICIES (f)
Net Assets.............................      $  783      $  187      $  856      $  279      $ 6,561      $    1
Units Outstanding......................          66          17          68          25          451          --
Variable Accumulation Unit Value.......      $11.88      $10.88      $12.64      $11.13      $ 14.54      $11.39
Total Return...........................        9.2%        8.8%       13.6%       11.3%        27.6%       13.9%
Investment Income Ratio................        0.3%          --        0.7%          --           --          --

Not all investment divisions are available under all policies.

The MainStay VP Cash Management, AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund, AmSouth Mid Cap Fund, Calvert Social Balanced, and the Van Eck Worldwide Hard Assets offer one class of shares which are presented within the initial class section.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

--------------------------------------------------------------------------------

        NEUBERGER                                      VAN KAMPEN UIF       VICTORY VIF
     BERMAN AMT MID-           T. ROWE PRICE              EMERGING          DIVERSIFIED
       CAP GROWTH--            EQUITY INCOME          MARKETS EQUITY--        STOCK--
         CLASS S               PORTFOLIO--II              CLASS II         CLASS A SHARES
    ------------------      -------------------      ------------------    --------------
     2004        2003        2004         2003        2004        2003          2004
    -------------------------------------------------------------------------------------
    $1,365      $    6      $ 9,680      $2,506      $2,225      $  424        $2,061
       109           1          765         224         134          31           184
    $12.48      $10.91      $ 12.66      $11.20      $16.63      $13.71        $11.19
     14.4%        9.1%        13.0%       12.0%       21.3%       37.1%         11.9%
        --          --         1.6%        2.1%        0.7%          --          1.6%

    $    2      $   --      $    16      $   --      $    1      $   --        $   --
        --          --            2          --          --          --            --
    $10.67      $   --      $ 10.33      $   --      $10.67      $   --        $10.00
      6.7%          --         3.3%          --        6.7%          --            --
        --          --         4.8%          --          --          --            --

    $1,635      $  105      $26,791      $5,783      $4,867      $1,422        $1,176
       130          10        2,128         518         305         108           106
    $12.54      $10.98      $ 12.59      $11.16      $15.98      $13.20        $11.08
     14.2%        9.8%        12.8%       11.6%       21.0%       32.0%         10.8%
        --          --         1.6%        2.4%        0.7%          --          1.5%

    $1,505      $  269      $24,618      $5,370      $4,745      $  729        $1,599
       116          24        1,941         478         287          53           147
    $12.95      $11.32      $ 12.68      $11.23      $16.55      $13.65        $10.90
     14.4%       13.2%        13.0%       12.3%       21.2%       36.5%          9.0%
        --          --         1.6%        2.3%        0.7%          --          1.8%

    $  307      $   82      $ 2,966      $  933      $   73      $   --        $   13
        24           7          237          84           6          --             1
    $12.67      $11.12      $ 12.53      $11.13      $12.76      $10.57        $10.85
     13.9%       11.2%        12.5%       11.3%       20.7%        5.7%          8.5%
        --          --         1.6%        2.5%        0.9%          --          2.0%

    $  970      $   56      $15,499      $3,257      $2,312      $  297        $1,007
        76           5        1,233         292         144          22            91
    $12.69      $11.13      $ 12.57      $11.16      $16.01      $13.25        $11.06
     14.0%       11.3%        12.6%       11.6%       20.9%       32.5%         10.6%
        --          --         1.7%        2.4%        0.9%          --          2.2%

REPORT OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

To the Board of Directors of New York Life Insurance and Annuity Corporation and the Variable
Annuity Separate Account-III Policyowners:

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the MainStay VP Bond - Initial Class, MainStay VP Capital Appreciation--Initial Class, MainStay VP Cash Management, MainStay VP Common Stock--Initial Class, MainStay VP Convertible--Initial Class, MainStay VP Government--Initial Class, MainStay VP High Yield Corporate Bond--Initial Class, MainStay VP International Equity--Initial Class, MainStay VP Mid Cap Core--Initial Class, MainStay VP Mid Cap Growth--Initial Class, MainStay VP Mid Cap Value--Initial Class, MainStay VP S&P 500 Index--Initial Class, MainStay VP Small Cap Growth--Initial Class, MainStay VP Total Return-- Initial Class, MainStay VP Value--Initial Class, MainStay VP American Century Income & Growth-- Initial Class, MainStay VP Dreyfus Large Company Value--Initial Class, MainStay VP Eagle Asset Management Growth Equity--Initial Class, MainStay VP Lord Abbett Developing Growth--Initial Class, Alger American Small Capitalization--Class O Shares, AmSouth Enhanced Market Fund, AmSouth International Equity Fund, AmSouth Large Cap Fund, AmSouth Mid Cap Fund, Calvert Social Balanced, Dreyfus IP Technology Growth--Initial Shares, Fidelity(R) VIP Contrafund(R)--Initial Class, Fidelity(R) VIP Equity-Income--Initial Class, Janus Aspen Series Balanced--Institutional Shares, Janus Aspen Series Worldwide Growth--Institutional Shares, MFS(R) Investors Trust Series--Initial Class, MFS(R) Research Series--Initial Class, MFS(R) Utilities Series--Initial Class, Neuberger Berman AMT Mid-Cap Growth--Class I,
T. Rowe Price Equity Income Portfolio, Van Eck Worldwide Hard Assets, Van Kampen UIF Emerging Markets Equity--Class I, MainStay VP Bond--Service Class, MainStay VP Capital Appreciation--Service Class, MainStay VP Common Stock--Service Class, MainStay VP Convertible--Service Class, MainStay VP Government--Service Class, MainStay VP High Yield Corporate Bond--Service Class, MainStay VP International Equity--Service Class, MainStay VP Mid Cap Core--Service Class, MainStay VP Mid Cap Growth--Service Class, MainStay VP Mid Cap Value--Service Class, MainStay VP S&P 500 Index--Service Class, MainStay VP Small Cap Growth--Service Class, MainStay VP Total Return--Service Class, MainStay VP Value--Service Class, MainStay VP American Century Income & Growth--Service Class, MainStay VP Dreyfus Large Company Value--Service Class, MainStay VP Eagle Asset Management Growth Equity--Service Class, MainStay VP Lord Abbett Developing Growth--Service Class, Alger American Small Capitalization--Class S Shares, Colonial Small Cap Value Fund, Variable Series--Class B, Dreyfus IP Technology Growth--Service Shares, Fidelity(R) VIP Contrafund(R)--Service Class 2, Fidelity(R) VIP Equity-Income--Service Class 2, Fidelity(R) Mid Cap--Service Class 2, Janus Aspen Series Balanced--Service Shares, Janus Aspen Series Worldwide Growth--Service Shares, MFS(R) Investors Trust Series--Service Class, MFS(R) Research Series--Service Class, MFS(R) Utilities Series--Service Class, Neuberger Berman AMT Mid-Cap Growth--Class S, T. Rowe Price Equity Income Portfolio-II, Van Kampen UIF Emerging Markets Equity--Class II and Victory VIF Diversified Stock--Class A Shares Investment Divisions (constituting the NYLIAC Variable Annuity Separate Account-III) at December 31, 2004, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and the financial highlights (hereafter referred to as "financial statements") are the responsibility of management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the Standards of Public Company Accounting Oversight Board (United States). Those Standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2004 by correspondence with the funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
300 Madison Avenue
New York, New York
February 18, 2005

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                              FINANCIAL STATEMENTS
                           DECEMBER 31, 2004 AND 2003

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                                 BALANCE SHEET

                                                                 DECEMBER 31,
                                                              ------------------
                                                               2004       2003
                                                              -------    -------
                                                                (IN MILLIONS)
ASSETS
Fixed maturities, at fair value
  Available for sale                                          $34,527    $29,401
  Trading securities                                               26         66
Equity securities, at fair value
  Available for sale                                               40         47
  Trading securities                                               79         22
Mortgage loans                                                  3,090      2,665
Policy loans                                                      570        563
Other long-term investments                                       667        280
                                                              -------    -------
     Total investments                                         38,999     33,044

Cash and cash equivalents                                         680        761
Deferred policy acquisition costs                               2,437      2,180
Interest in annuity contracts                                   3,712      3,306
Amounts recoverable from reinsurer                              5,935        788
Other assets                                                    1,351        484
Separate account assets                                        12,704     11,589
                                                              -------    -------
     Total assets                                             $65,818    $52,152
                                                              =======    =======

LIABILITIES AND STOCKHOLDER'S EQUITY
LIABILITIES
Policyholders' account balances                               $34,715    $29,366
Future policy benefits                                          1,360      1,027
Policy claims                                                     151        107
Obligations under structured settlement agreements              3,712      3,306
Amounts payable to reinsurer                                    4,553         16
Other liabilities                                               4,000      2,578
Separate account liabilities                                   12,704     11,500
                                                              -------    -------
     Total liabilities                                         61,195     47,900
                                                              -------    -------

STOCKHOLDER'S EQUITY
Capital stock -- par value $10,000
  20,000 shares authorized, 2,500 issued and outstanding)          25         25
Additional paid in capital                                      1,410      1,410
Accumulated other comprehensive income                            653        590
Retained earnings                                               2,535      2,227
                                                              -------    -------
     Total stockholder's equity                                 4,623      4,252
                                                              -------    -------
     Total liabilities and stockholder's equity               $65,818    $52,152
                                                              =======    =======

                See accompanying notes to financial statements.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                              STATEMENT OF INCOME

                                                              YEAR ENDED DECEMBER 31,
                                                              ------------------------
                                                               2004     2003     2002
                                                              ------   ------   ------
                                                                   (IN MILLIONS)
REVENUES
  Premiums                                                    $   29   $    3   $  144
  Fees-universal life and annuity policies                       669      603      546
  Net investment income                                        2,006    1,801    1,647
  Net investment gains/(losses)                                   31       (3)     (49)
  Other income                                                    30       31       19
                                                              ------   ------   ------
     Total revenues                                            2,765    2,435    2,307
                                                              ------   ------   ------
EXPENSES
  Interest credited to policyholders' account balances         1,376    1,257    1,212
  Policyholder benefits                                          169      139      305
  Operating expenses                                             762      664      625
                                                              ------   ------   ------
     Total expenses                                            2,307    2,060    2,142
                                                              ------   ------   ------
Income before income taxes                                       458      375      165
Income tax expense/(benefit)                                     150      116       (1)
                                                              ------   ------   ------
NET INCOME                                                    $  308   $  259   $  166
                                                              ======   ======   ======

                See accompanying notes to financial statements.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                       STATEMENT OF STOCKHOLDER'S EQUITY
                  YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002
                                 (IN MILLIONS)

                                                                                    ACCUMULATED
                                                         ADDITIONAL                    OTHER            TOTAL
                                              CAPITAL     PAID IN      RETAINED    COMPREHENSIVE    STOCKHOLDER'S
                                               STOCK      CAPITAL      EARNINGS    INCOME (LOSS)       EQUITY
                                              -------    ----------    --------    -------------    -------------
BALANCE AT JANUARY 1, 2002                      $25        $  780       $1,836         $104            $2,745
                                                                                                       ------
Comprehensive income:
  Net income                                                               166                            166
                                                                                                       ------
     Unrealized investment gains, net of
       related offsets, reclassification
       adjustments and income taxes                                                     350               350
                                                                                                       ------
  Other comprehensive income                                                                              350
                                                                                                       ------
Total comprehensive income                                                                                516
  Capital contribution                                        130                                         130
  Transfer of Taiwan branch net assets to an
     affiliated company (See Note 12 --
     Related Party Transactions)                                           (34)          (3)              (37)
                                                ---        ------       ------         ----            ------
BALANCE AT DECEMBER 31, 2002                     25           910        1,968          451             3,354
                                                                                                       ------
Comprehensive income:
  Net income                                                               259                            259
                                                                                                       ------
     Unrealized investment gains, net of
       related offsets, reclassification
       adjustments and income taxes                                                     139               139
                                                                                                       ------
  Other comprehensive income                                                                              139
                                                                                                       ------
Total comprehensive income                                                                                398
  Capital contribution                                        500                                         500
                                                ---        ------       ------         ----            ------
BALANCE AT DECEMBER 31, 2003                     25         1,410        2,227          590             4,252
                                                                                                       ------
Comprehensive income:
  Net income                                                               308                            308
                                                                                                       ------
     Unrealized investment gains, net of
       related offsets, reclassification
       adjustments and income taxes                                                      63                63
                                                                                                       ------
  Other comprehensive income                                                                               63
                                                                                                       ------
Total comprehensive income                                                                                371
                                                ---        ------       ------         ----            ------
BALANCE AT DECEMBER 31, 2004                    $25        $1,410       $2,535         $653            $4,623
                                                ===        ======       ======         ====            ======

                See accompanying notes to financial statements.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                            STATEMENT OF CASH FLOWS

                                                                  YEAR ENDED DECEMBER 31,
                                                              --------------------------------
                                                                2004        2003        2002
                                                              --------    --------    --------
                                                                       (IN MILLIONS)
CASH FLOWS FROM OPERATING ACTIVITIES:
  Net income                                                  $    308    $    259    $    166
  Adjustments to reconcile net income to net cash provided
    by operating activities:
    Depreciation and amortization                                   43          35           1
    Net capitalization of deferred policy acquisition costs       (318)       (336)       (373)
    Annuity and universal life fees                               (338)       (296)       (257)
    Interest credited to policyholders' account balances         1,358       1,245       1,221
    Net investment (gains) losses                                  (31)          3          49
    Deferred income taxes                                           63          17          (1)
    (Increase) decrease in:
      Net separate account assets and liabilities                    3          19          --
      Other assets and other liabilities                             4        (245)        111
      Reinsurance recoverables and payables                        (61)          7          (9)
      Trading securities                                            36          89          29
    Increase (decrease) in:
      Policy claims                                                 44           4          (4)
      Future policy benefits                                        19         (23)        170
                                                              --------    --------    --------
         NET CASH PROVIDED BY OPERATING ACTIVITIES               1,130         778       1,103
                                                              --------    --------    --------
CASH FLOWS FROM INVESTING ACTIVITIES:
  Proceeds from:
    Sale of available for sale fixed maturities                 21,439      22,559      24,951
    Maturity of available for sale fixed maturities                567         418       1,090
    Sale of equity securities                                       25          39          38
    Repayment of mortgage loans                                    480         776         466
    Sale of other investments                                       34         520         206
  Cost of:
    Available for sale fixed maturities acquired               (26,796)    (27,666)    (30,915)
    Equity securities acquired                                     (17)        (19)        (66)
    Mortgage loans acquired                                       (852)     (1,052)       (791)
    Other investments acquired                                    (443)        (70)        (21)
  Policy loans (net)                                                (8)         14         (27)
                                                              --------    --------    --------
         NET CASH USED IN INVESTING ACTIVITIES                  (5,571)     (4,481)     (5,069)
                                                              --------    --------    --------
CASH FLOWS FROM FINANCING ACTIVITIES:
  Policyholders' account balances:
    Deposits                                                     6,235       5,094       5,351
    Withdrawals                                                 (2,147)     (1,715)     (1,501)
    Net transfers to the separate accounts                        (458)       (258)       (585)
  (Decrease) increase in loaned securities                        (369)        125         747
  Securities sold under agreements to repurchase (net)             866        (644)        514
  Transfer of Taiwan branch cash to an affiliated company           --          --        (116)
  Net proceeds from affiliated credit agreements                   233          --          --
  Capital contribution received from parent                         --         500         130
                                                              --------    --------    --------
         NET CASH PROVIDED BY FINANCING ACTIVITIES               4,360       3,102       4,540
                                                              --------    --------    --------
  Effect of exchange rate changes on cash and cash
    equivalents                                                     --          --          (2)
                                                              --------    --------    --------
Net increase (decrease) in cash and cash equivalents               (81)       (601)        572
                                                              --------    --------    --------
Cash and cash equivalents, beginning of year                       761       1,362         790
                                                              --------    --------    --------
CASH AND CASH EQUIVALENTS, END OF YEAR                        $    680    $    761    $  1,362
                                                              ========    ========    ========

                See accompanying notes to financial statements.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                         NOTES TO FINANCIAL STATEMENTS
                        DECEMBER 31, 2004, 2003 AND 2002

NOTE 1 -- NATURE OF OPERATIONS

     New York Life Insurance and Annuity Corporation (the "Company") is a direct, wholly owned subsidiary of New York Life Insurance Company ("New York Life"), domiciled in the State of Delaware. The Company offers a wide variety of interest sensitive and variable life insurance and annuity products to a large cross section of the insurance market. The Company markets its products in all 50 of the United States, and the District of Columbia, primarily through its agency force with certain products also marketed through independent brokers and brokerage general agents. Prior to July 1, 2002, the Company also had marketed individual life insurance through its branch office and agency force in Taiwan. On July 1, 2002, the branch office was transferred to an affiliated company, as described in Note 12 -- Related Party Transactions.

BASIS OF PRESENTATION

     The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Actual results may differ from estimates.

     Certain amounts in prior years have been reclassified to conform to the current year presentation. These reclassifications had no effect on net income or stockholder's equity as previously reported.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS

     Fixed maturity investments classified as available-for-sale or trading are reported at fair value. For publicly traded fixed maturities, estimated fair value is determined using quoted market prices. For fixed maturities without a readily ascertainable fair value, the Company has determined an estimated fair value using either a discounted cash flow approach, broker-dealer quotations or management's pricing model. Unrealized gains and losses on available-for-sale securities are reported in other comprehensive income, net of deferred taxes and related adjustments. Unrealized gains and losses from fixed maturities classified as trading are reflected in net investment gains (losses) in the accompanying Statement of Income.

     Changes in future anticipated cash flows on mortgage and asset-backed securities from the original purchase assumptions are accounted for using the retrospective yield adjustment method.

     Equity securities are carried at fair value. The estimated fair value of equity securities has been determined using quoted market prices for publicly traded securities and management's pricing model for private placement securities. For equity securities classified as available-for-sale, unrealized gains and losses are reflected in other comprehensive income, net of deferred taxes and related adjustments. Unrealized gains and losses from equity securities classified as trading are reflected in net investment gains (losses) in the accompanying Statement of Income.

     The cost basis of fixed maturities and equity securities are adjusted for impairments in value deemed to be other than temporary, with the associated realized loss reported in net investment gains and losses in the accompanying Statement of Income. The Company continuously monitors securities that have an estimated fair value that is below amortized cost in order to determine if there is any evidence that the decline in estimated fair value is not temporary. Factors considered in evaluating whether a decline in value is other than temporary include: 1) whether the decline is substantial; 2) the amount of time that the fair value has been less than cost; 3) the financial condition and near-term prospects of the issuer; and 4) the Company's ability and intent to retain the investment for the period of time sufficient to allow for an anticipated recovery in value.

     Mortgage loans on real estate are carried at unpaid principal balance, net of discounts/premiums and valuation allowances, and are secured. Specific valuation allowances are established for the excess carrying value of the mortgage loan over its estimated fair value, when it is probable that, based on current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

INVESTMENTS -- (CONTINUED)

agreement. Specific valuation allowances are based upon the fair value of the collateral or the present value of expected future cash flows discounted at the loan's original effective interest rate. The Company also has a general valuation allowance for estimated future credit losses on currently performing mortgages. The general valuation allowance is based on the Company's historical loss experience for the mortgage loan portfolio.

     Policy loans are stated at the aggregate balance due, which approximates fair value since loans on policies have no defined maturity date and reduce amounts payable at death or surrender.

     Cash equivalents include investments that have original maturities of three months or less at date of purchase and are carried at amortized cost, which approximates fair value.

     Short-term investments that have maturities between three and twelve months at date of purchase are included in fixed maturities on the accompanying Balance Sheet and are carried at amortized cost, which approximates fair value.

     Other long-term investments consist primarily of investments in limited partnerships and limited liability companies, derivatives, investment real estate and collateralized third party commercial loans. Investments in limited partnerships and limited liability companies are carried on the equity method of accounting. Investments in real estate, which the Company has the intent to hold for the production of income, is carried at depreciated cost net of write-downs for other than temporary declines in fair value. Properties held for sale are carried at the lower of cost or fair value less estimated selling costs. Collateralized third party commercial loans are reported at outstanding principal balance reduced by any charge-off, specific or general valuation allowance and net of any deferred fees or costs on originated loans or unamortized premiums or discounts on purchased loans. Derivative financial instruments are accounted for at fair value. The treatment of changes in the fair value of derivatives depends on the character of the transaction, including whether it has been designated and qualifies as part of a hedging relationship, as discussed in Note 10 -- Derivative Financial Instruments and Risk Management.

     Net investment gains (losses) on sales are generally computed using the specific identification method.

LOANED SECURITIES AND REPURCHASE AGREEMENTS

     Securities borrowed and securities loaned are treated as financing arrangements and are recorded at the amount of cash advanced or received. With respect to securities loaned, the Company obtains collateral in an amount equal to 102% and 105% of the fair value of the domestic and foreign securities, respectively. The Company monitors the fair value of securities borrowed and loaned with additional collateral obtained as necessary.

     Securities purchased under agreements to resell and securities sold under agreements to repurchase are treated as financing arrangements and are carried at fair value including accrued interest. It is the Company's policy to generally take possession or control of the securities purchased under these agreements to resell. Assets to be repurchased or resold are the same or substantially the same as the assets borrowed or sold. The fair value of the securities to be repurchased or resold is monitored and additional collateral is obtained, where appropriate, to protect against credit exposure.

DEFERRED POLICY ACQUISITION COSTS

     The costs of acquiring new and maintaining renewal business and certain costs of issuing policies that vary with and are primarily related to the production of new and renewal business have been deferred and recorded as an asset in the accompanying Balance Sheet. These costs consist primarily of commissions, certain expenses of underwriting and issuing contracts, and certain agency expenses.

     Acquisition costs for annuity and universal life contracts are amortized in proportion to estimated gross profits over the effective life of the contracts, which is assumed to be 25 years for universal life contracts and 15 years for deferred annuities. Changes in assumptions are reflected as retroactive adjustments in the current year's amortization. The carrying amount of the deferred policy acquisition cost asset is adjusted at each balance sheet date as if the unrealized gains or losses on investments associated with these insurance contracts had been realized and included in the gross profits used to determine current period amortization.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

DEFERRED POLICY ACQUISITION COSTS -- (CONTINUED)

The increase or decrease in the deferred policy acquisition cost asset due to unrealized gains or losses is recorded in other comprehensive income.

POLICYHOLDERS' ACCOUNT BALANCES

     Policyholders' account balances on annuity and universal life contracts are equal to cumulative deposits plus interest credited less withdrawals, mortality and expense charges, and administrative charges. This liability includes amounts that have been assessed to compensate the insurer for services to be performed over future periods.

OTHER ASSETS AND OTHER LIABILITIES

     Other assets primarily consist of investment income due and accrued, amounts receivable for undelivered securities, deferred sales inducements, furniture and equipment and capitalized software and web development costs. Furniture and equipment is stated at cost less accumulated depreciation. Depreciation is determined using the straight-line method over the estimated useful lives of the related assets, which generally ranges from 3 to 10 years. Capitalized external and internal software and web development costs are amortized on a straight-line basis over the estimated useful life of the software, not to exceed 5 years. Other liabilities consist primarily of securities loaned, payable to affiliates, net deferred tax liabilities and repurchase agreements.

RECOGNITION OF INCOME AND RELATED EXPENSES

     Amounts received under annuity and universal life contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of amounts assessed during the period for mortality and expense risk, policy administration and surrender charges. Amounts previously assessed to compensate the Company for services to be performed over future periods are deferred and recognized into income in the period benefited using the same assumptions and factors used to amortize deferred policy acquisition costs. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

     Premiums from whole life and term policies are recognized as income when due. The associated benefits and expenses are matched with income so as to result in the recognition of profits over the life of the contracts. This is accomplished by providing for liabilities for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

     Premiums for contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, are recorded as income when due. Any excess profit is deferred and recognized as income in a constant relationship to insurance in force and, for annuities, in relation to the amount of expected future benefit payments.

FEDERAL INCOME TAXES

     The Company is a member of a group that files a consolidated federal income tax return with New York Life. The consolidated income tax provision or benefit is allocated among the members of the group in accordance with a tax allocation agreement. The tax allocation agreement provides that the Company is allocated its share of the consolidated tax provision or benefit determined generally on a separate company basis. Intercompany tax balances are settled quarterly on an estimated basis with a final settlement within 30 days of the filing of the consolidated return. Current federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year and any adjustments to such estimates from prior years. Deferred federal income tax assets ("DTAs") and liabilities ("DTLs") are recognized for expected future tax consequences of temporary differences between GAAP and taxable income. Temporary differences are identified and measured using a balance sheet approach whereby GAAP and tax balance sheets are compared.

     As a subsidiary of a mutual life insurance company, for December 31, 2004 and prior years, the Company was subject to a tax on its equity base ("EBT"). The EBT is included in the provision for federal income

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

FEDERAL INCOME TAXES -- (CONTINUED)

taxes estimated to be payable. An estimated differential earnings rate ("DER") is used to determine the equity base tax. Adjustments to such estimates, including those related to differences between the estimated and final DER, are recorded in income tax expense in the accompanying Statement of Income. The EBT was suspended for the 2001, 2002, and 2003 tax years. Effective with the tax year beginning after December 31, 2004, the EBT has been repealed. No EBT was accrued for in 2004.

SEPARATE ACCOUNTS

     The Company has separate accounts, some of which are registered with the Securities and Exchange Commission (SEC), and others that are not registered with the SEC. The separate accounts have varying investment objectives, and are segregated from the Company's general account and are maintained for the benefit of separate account policyholders. At December 31, 2004 and 2003, all separate account assets are stated at fair value. The liability at December 31, 2004 represents the policyholders' interest in the account, and includes accumulated net investment income and realized and unrealized gains and losses on the assets, which generally reflects fair value. At December 31, 2003, the liability represents either the policyholders' interest in the account, which includes accumulated net investment income and realized and unrealized gains and losses on the assets or the amount due to the policyholder pursuant to the terms of the contract.

FAIR VALUES OF FINANCIAL INSTRUMENTS

     Fair values of various assets and liabilities are included throughout the notes to the financial statements. Specifically, fair value disclosure of fixed maturities, short-term investments, cash equivalents, equity securities and mortgage loans are reported in Note 2 -- Significant Accounting Policies and
Note 3 -- Investments. Fair values of policyholders' account balances are reported in Note 5 -- Policyholders' Liabilities. Fair values of repurchase agreements are included in Note 11 -- Commitments and Contingencies.

BUSINESS RISKS AND UNCERTAINTIES

     The Company's investment portfolio consists principally of fixed income securities as well as mortgage loans, policy loans, limited partnerships, and preferred and common stocks. The fair value of the Company's investments varies depending on economic and market conditions and the interest rate environment. For example, if interest rates rise, the securities in the Company's fixed-income portfolio generally will decrease in value. If interest rates decline, the securities in the fixed-income portfolio generally will increase in value. For various reasons, the Company may, from time to time, be required to sell certain investments at a price and a time when their fair value is less than their book value.

     Mortgage loans, many of which have balloon payment maturities, and equity real estate, are generally illiquid and carry a greater risk of investment losses than investment grade fixed maturities. Furthermore, in periods of declining interest rates, bond calls and mortgage prepayments generally increase, resulting in reinvestment at the prevailing markets rates.

     The Company regularly invests in mortgage loans, mortgage-backed securities and other securities subject to prepayment and/or call risk. Significant changes in prevailing interest rates and/or geographic conditions may adversely affect the timing and amount of cash flows on these investments, as well as their related values. In addition, the amortization of market premium and accretion of market discount for mortgage-backed securities is based on historical experience and estimates of future payment experience on the underlying mortgage loans. Actual prepayment timing will differ from original estimates and may result in material adjustments to asset values and amortization or accretion recorded in future periods.

     Changes in interest rates can have significant effects on the Company's profitability. Under certain circumstances of interest rate volatility, the Company is exposed to disintermediation risk and reduction in net interest spread or profit margins. The fair value of the Company's invested assets fluctuates depending on market and other general economic conditions and the interest rate environment. In addition, mortgage prepayments, life insurance and annuity surrenders and bond calls are affected by interest rate fluctuations. Although management of the Company employs a number of asset/liability management strategies to minimize the effects of interest rate volatility, no assurance can be given that it will be successful in managing

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

BUSINESS RISKS AND UNCERTAINTIES -- (CONTINUED)

the effects of such volatility and that such volatility will not have a material adverse impact on the Company's financial condition and results of operation.

     Credit defaults and impairments may result in writedowns in the value of fixed income and equity securities held by the Company. Additionally, credit rating agencies may in the future downgrade certain issuers of fixed maturity securities held by the Company due to changing assessments of the credit quality of the issuers.

     Although the federal government does not directly regulate the business of insurance, federal legislation and administrative policies in several areas, including pension regulations, financial services regulation and federal taxation, can significantly and adversely affect the insurance industry and the Company. The Company is unable to predict whether any of these changes will be made, whether any such administrative or legislative proposals will be adopted in the future, or the effect, if any, such proposals would have on the Company.

     The development of policy reserves and deferred policy acquisition costs for the Company's products requires management to make estimates and assumptions regarding mortality, morbidity, lapse, expense and investment experience. Such estimates are primarily based on historical experience and future expectations of mortality, morbidity, expense, persistency and investment assumptions. Actual results could differ from those estimates. Management monitors actual experience, and where circumstances warrant, revises its assumptions and the related estimates for policy reserves and deferred policy acquisition costs.

     The Company issues certain variable products with various types of guaranteed minimum benefit features. The Company currently reserves for expected payments resulting from these features. The Company bears the risk that payments may be higher than expected as a result of significant, sustained downturns in the stock market. The Company also bears the risk that additional reserves may be required if partial surrender activity increases significantly during the period when account values are less than guaranteed amounts.

CONTINGENCIES

     Amounts related to contingencies are accrued if it is probable that a liability has been incurred and an amount is reasonably estimable. Regarding litigation, management evaluates whether there are incremental legal or other costs directly associated with the ultimate resolution of the matter that are reasonably estimable and, if so, includes these costs in the accrual.

RECENT ACCOUNTING PRONOUNCEMENTS

     Effective January 1, 2004, the Company adopted Statement of Position 03-01, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" ("SOP 03-01"). SOP 03-01 provides guidance on (i) the classification and valuation of long-duration contract liabilities, (ii) the accounting for sales inducements, and (iii) separate account presentation and valuation. In accordance with SOP 03-01's guidance for the reporting of certain separate accounts, the Company reclassified $768 million of separate account assets to general account assets and $680 million of separate account liabilities to policyholders' account balances and other liabilities. The Company currently offers enhanced crediting rates or day one bonus payments to contractholders on certain of its annuity products. Through December 31, 2003, the expense associated with offering certain of these day one bonuses was deferred and amortized in proportion to estimated gross profits over the effective life of those contracts. Effective January 1, 2004, upon the Company's adoption of SOP 03-01, the expense associated with offering a day one bonus continues to be deferred and amortized over the life of the related contract using the same methodology and assumption used to amortize deferred policy acquisition costs. Enhanced crediting rates offered in certain annuity products will no longer be eligible for capitalization, consistent with the terms of SOP 03-01. Effective January 1, 2004, amortization associated with expenses previously deferred remains unchanged. For the period ending December 31, 2004, the amortization of sales inducements was $17 million, pretax and is included in interest credited to policyholders' account balances in the accompanying Statement of Income. The cumulative effect of the adoption of SOP 03-01, as of January 1, 2004, resulted in a $2 million decrease in net income and a $1 million increase in other comprehensive income, after tax.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

RECENT ACCOUNTING PRONOUNCEMENTS -- (CONTINUED)

     Effective January 1, 2004, the Company adopted Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities" ("SFAS 133") Implementation Issue No. B36, "Embedded Derivatives:
Modified Coinsurance Arrangements and Debt Instruments That Incorporate Credit Risk Exposures That Are Unrelated or Only Partially Related to the Creditworthiness of the Obligor Under Those Instruments ("B36")". B36 indicates that certain reinsurance arrangements, and other similar contracts, in which funds are withheld by the ceding insurer and a return on those withheld funds is paid based on the ceding company's return on certain of its investments, generally contain an embedded derivative feature that should be separately identified and fair valued. As of January 1, 2004, there was no cumulative effect from the adoption of B36 on the Company's results.

     The Company has adopted the provisions of Financial Accounting Standards Board Interpretation No. 46(R) "FIN 46(R)". In January 2003, the FASB issued Interpretation FIN No. 46, "Consolidation of Variable Interest Entities". FIN No. 46 requires a variable interest entity ("VIE") to be consolidated by a company if that company is subject to a majority of the risk of loss from the VIE's activities or entitled to receive a majority of the entity's residual returns. On December 17, 2003, the FASB issued FIN 46(R) ("Revised Interpretation" of FIN 46), which amended certain aspects of FIN46. For all VIEs created before December 31, 2003, the Company will be required to adopt FIN 46(R) as of January 1, 2005. For VIEs created after December 31, 2003, the Company applied FIN 46(R) immediately. At December 31, 2004, the Company held $52 million of invested assets issued by a VIE, created after December 31, 2003, and determined to be significant variable interests under FIN 46(R). These investments consist of fixed maturities (asset-backed securitizations totaling $20 million and private placement structured notes totaling $24 million) and other equity investments (asset-backed securitizations totaling $8 million). This VIE does not require consolidation because management has determined that the Company is not the primary beneficiary. The Company has held $42 million of invested assets issued by VIEs at December 31, 2004, created before December 31, 2003, determined to be significant variable interests under FIN 46(R). These investments consist of fixed maturities (asset-backed securitizations totaling $24 million) and other equity investments (asset-backed securitizations totaling $18 million). These VIEs may be required to consolidate when the new rule becomes effective (January 1, 2005 for these entities). These variable interests are subject to ongoing review for impairment and represent the maximum exposure to losses from the Company's direct involvement with the VIEs. The Company has no additional economic interest in this VIE in the form of derivatives, commitments, related guarantees, credit enhancement or similar instruments and obligations.

NOTE 3 -- INVESTMENTS

FIXED MATURITIES

     The amortized cost and estimated fair value of fixed maturities as of December 31, 2004 and 2003, by contractual maturity is presented below (in millions). Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                              2004                       2003
                                                     -----------------------    -----------------------
                                                     AMORTIZED    ESTIMATED     AMORTIZED    ESTIMATED
AVAILABLE FOR SALE                                     COST       FAIR VALUE      COST       FAIR VALUE
------------------                                   ---------    ----------    ---------    ----------
Due in one year or less                               $   869      $   878       $ 1,118      $ 1,127
Due after one year through five years                   6,238        6,436         4,913        5,206
Due after five years through ten years                 10,262       10,807         8,754        9,291
Due after ten years                                     4,416        4,804         4,164        4,441
Mortgage and asset-backed securities:
  U.S. Government or U.S.                               1,453        1,471           303          315
  Government agency
  Other mortgage-backed securities                      7,290        7,540         6,306        6,541
  Other asset-backed securities                         2,558        2,591         2,424        2,480
                                                      -------      -------       -------      -------
     Total Available for Sale                         $33,086      $34,527       $27,982      $29,401
                                                      =======      =======       =======      =======

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

FIXED MATURITIES -- (CONTINUED)

     At December 31, 2004 and 2003, the distribution of gross unrealized gains and losses on investments in fixed maturities was as follows (in millions):

                                                                           2004
                                                    ---------------------------------------------------
                                                    AMORTIZED    UNREALIZED    UNREALIZED    ESTIMATED
AVAILABLE FOR SALE                                    COST         GAINS         LOSSES      FAIR VALUE
------------------                                  ---------    ----------    ----------    ----------
U.S. Treasury and U.S. Government corporations and
  agencies                                           $ 1,571       $   34         $  7        $ 1,598
U.S. agencies, state and municipal                       461           36            1            496
Foreign governments                                      546           61           --            607
Corporate                                             20,660        1,114           79         21,695
Mortgage-backed securities                             7,290          266           16          7,540
Asset-backed securities                                2,558           45           12          2,591
                                                     -------       ------         ----        -------
     Total Available for Sale                        $33,086       $1,556         $115        $34,527
                                                     =======       ======         ====        =======

                                                                           2003
                                                    ---------------------------------------------------
                                                    AMORTIZED    UNREALIZED    UNREALIZED    ESTIMATED
AVAILABLE FOR SALE                                    COST         GAINS         LOSSES      FAIR VALUE
------------------                                  ---------    ----------    ----------    ----------
U.S. Treasury and U.S. Government corporations and
  agencies                                           $   735       $   21         $  2        $   754
U.S. agencies, state and municipal                       667           33            2            698
Foreign governments                                      515           62            1            576
Corporate                                             17,335        1,112           95         18,352
Mortgage-backed securities                             6,306          259           24          6,541
Asset-backed securities                                2,424           73           17          2,480
                                                     -------       ------         ----        -------
     Total Available for Sale                        $27,982       $1,560         $141        $29,401
                                                     =======       ======         ====        =======

     At December 31, 2004 and 2003, the Company had outstanding contractual obligations to acquire additional private placement securities amounting to $47 million and $16 million, respectively.

     The Company accrues interest income on fixed maturity securities to the extent it is deemed collectible and the security continues to perform under its original contractual terms. Interest income on impaired securities is recognized on a cash basis.

EQUITY SECURITIES

     At December 31, 2004 and 2003, the distribution of gross unrealized gains and losses on available for sale equity securities was as follows (in millions):

                UNREALIZED    UNREALIZED    ESTIMATED
        COST      GAINS         LOSSES      FAIR VALUE
        ----    ----------    ----------    ----------
2004    $38         $3            $1           $40
2003    $46         $2            $1           $47

MORTGAGE LOANS

     The Company's mortgage loans are diversified by property type, location and borrower, and are collateralized by the related property.

     The fair value of the mortgage loan portfolio at December 31, 2004 and 2003 was estimated to be $3,264 million and $2,854 million, respectively. Fair value is determined by discounting the projected cash flows for each loan to determine the current net present value. The discount rate used approximates the current rate for new mortgages with comparable characteristics and similar remaining maturities. As mortgage loans are generally intended to be held to maturity, the fair value does not necessarily represent the values for which those loans could have been sold for at December 31, 2004 or 2003.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

MORTGAGE LOANS -- (CONTINUED)

     At December 31, 2004 and 2003, contractual commitments to extend credit under commercial and residential mortgage loan agreements amounted to $83 million and $58 million at fixed and floating interest rates ranging from 2.7% to 7.2% and from 2.7% to 7.8%, respectively. These commitments are diversified by property type and geographic region.

     The Company accrues interest income on problem loans to the extent it is deemed collectible and the loan continues to perform under its original or restructured contractual terms. Interest income on impaired loans is recognized on a cash basis. Cash payments on loans in the process of foreclosure are treated as a return of principal.

     At December 31, 2004 and 2003, the distribution of the mortgage loan portfolio by property type and geographic region was as follows (in millions):

                                    2004                 2003
                              -----------------    -----------------
                              CARRYING    % OF     CARRYING    % OF
                               VALUE      TOTAL     VALUE      TOTAL
                              --------    -----    --------    -----
Property Type:
  Office buildings             $1,022      33.1%    $  943      35.4%
  Retail                          536      17.3%       474      17.8%
  Residential                     762      24.7%       608      22.8%
  Industrial                      419      13.6%       336      12.6%
  Apartment buildings             301       9.7%       269      10.1%
  Other                            50       1.6%        35       1.3%
                               ------     -----     ------     -----
     Total                     $3,090     100.0%    $2,665     100.0%
                               ======     =====     ======     =====
Geographic Region:
  Central                      $  799      25.9%    $  783      29.4%
  South Atlantic                  752      24.3%       684      25.7%
  Pacific                         760      24.6%       563      21.1%
  Middle Atlantic                 557      18.0%       455      17.0%
  New England                     222       7.2%       180       6.8%
                               ------     -----     ------     -----
     Total                     $3,090     100.0%    $2,665     100.0%
                               ======     =====     ======     =====

     The activity in the mortgage loan specific and general reserves as of December 31, 2004 and 2003 is summarized below (in millions):

                                                             2004    2003
                                                             ----    ----
Beginning balance                                             $5     $ 6
Additions (reductions) included in operations                  4      (1)
                                                              --     ---
Ending balance                                                $9     $ 5
                                                              ==     ===

OTHER LONG-TERM INVESTMENTS

     The components of other long-term investments as of December 31, 2004 and 2003 were as follows (in millions):

                                                            2004   2003
                                                            ----   ----
Limited liability company                                   $516   $157
Collateralized third party commercial loans                   68     40
Limited partnerships                                          48     28
Derivatives                                                   21     34
Real estate                                                   11     17
Other                                                          3      4
                                                            ----   ----
     Total other long-term investments                      $667   $280
                                                            ====   ====

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

OTHER LONG-TERM INVESTMENTS -- (CONTINUED)

     Investments in limited liability company represents the Company's investment in the New York Life Short Term Investment Fund ("STIF"), formed by New York Life to improve short-term returns through greater flexibility to choose attractive maturities and enhanced portfolio diversification. The STIF is a commingled fund managed by New York Life Investment Management LLC ("NYLIM"), an indirect wholly owned subsidiary of New York Life, where all participants are subsidiaries or affiliates of New York Life.

     Accumulated depreciation on real estate at December 31, 2004 and 2003 was $5 million and $6 million, respectively. Depreciation expense for December 31, 2004 totaled less than $1 million. For the years ended December 31, 2003 and 2002, depreciation expense totaled $1 million. Depreciation expense is recorded as a component of net investment income in the accompanying Statement of Income.

     Unfunded commitments on limited partnerships and limited liability companies amounted to $9 million at December 31, 2004. There were no unfunded commitments at December 31, 2003.

RESTRICTED ASSETS AND SPECIAL DEPOSITS

     Assets of $3 million at December 31, 2004 and 2003 were on deposit with governmental authorities or trustees as required by certain state insurance laws and are included in available-for-sale fixed maturities on the accompanying Balance Sheet.

NOTE 4 -- INVESTMENT INCOME AND INVESTMENT GAINS AND LOSSES

     The components of net investment income for the years ended December 31, 2004, 2003 and 2002 were as follows (in millions):

                                              2004      2003      2002
                                             ------    ------    ------
Fixed maturities                             $1,805    $1,604    $1,448
Equity securities                                 4         2         3
Mortgage loans                                  185       167       170
Policy loans                                     45        46        45
Other long-term investments                      27        30        30
                                             ------    ------    ------
  Gross investment income                     2,066     1,849     1,696
Investment expenses                             (60)      (48)      (49)
                                             ------    ------    ------
  Net investment income                      $2,006    $1,801    $1,647
                                             ======    ======    ======

     For the years ended December 31, 2004, 2003 and 2002, investment gains (losses) computed generally under the specific identification method were as follows (in millions):

                                                 2004                           2003                           2002
                                       -------------------------      -------------------------      -------------------------
                                       GAINS              LOSSES      GAINS              LOSSES      GAINS              LOSSES
                                       -----              ------      -----              ------      -----              ------
Fixed maturities.....................  $142               $ (98)      $192               $(176)      $192               $(236)
Equity securities....................    13                  (1)         5                  (7)         8                  (8)
Mortgage loans.......................    --                  (4)         2                  (4)         1                  (1)
Derivative instruments...............    --                 (23)         1                  (4)         1                  (4)
Other long-term investments..........     3                  (1)        --                 (12)        --                  (2)
                                       ----               -----       ----               -----       ----               -----
     Subtotal........................  $158               $(127)      $200               $(203)      $202               $(251)
                                       ====               =====       ====               =====       ====               =====
Total net investment gains
  (losses)...........................            $31                            $(3)                           $(49)
                                                 ===                            ===                            ====

     On April 1, 2002, the Company transferred the convertible bond and preferred stock portfolios from available-for-sale into the trading category. The net gain released from unrealized gains in accumulated other comprehensive income in the accompanying Balance Sheet and reflected in net investment gains (losses) in the accompanying Statement of Income at the date of transfer amounted to $3 million, pre-tax. The convertible portfolio was subsequently sold during 2002.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NOTE 4 -- INVESTMENT INCOME AND CAPITAL GAINS AND LOSSES -- (CONTINUED)

     The gross gains and losses on trading securities amounted to $16 million and $20 million for the year ended December 31, 2004. The gross gains and losses on trading securities amounted to $21 million and $73 million for the year ended December 31, 2003. The gross gains and losses on trading securities amounted to $3 million and $7 million for the period April 1, 2002 through December 31, 2002. Trading gains and losses are included in net investment gains (losses) in the accompanying Statement of Income.

     Related losses from other-than-temporary impairments in fixed maturities (included in gross investment losses on fixed maturities above) were $10 million, $24 million and $70 million for the years ended December 31, 2004, 2003 and 2002, respectively. Related losses from other-than-temporary impairments in equities (included in gross investment losses on equity securities above) were $0 million, $7 million and $0 million at December 31, 2004, 2003 and 2002, respectively.

     The following table presents the Company's gross unrealized losses and fair values for fixed maturities and equities with unrealized losses that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that individual securities have been in an unrealized loss position, at December 31, 2004 and 2003 (in millions):

                                                                           2004
                                              ---------------------------------------------------------------
                                                   LESS THAN           GREATER THAN
                                                   12 MONTHS             12 MONTHS               TOTAL
                                              -------------------   -------------------   -------------------
                                               FAIR    UNREALIZED    FAIR    UNREALIZED    FAIR    UNREALIZED
FIXED MATURITIES                              VALUE      LOSSES     VALUE      LOSSES     VALUE      LOSSES
----------------                              ------   ----------   ------   ----------   ------   ----------
Fixed Maturities
U.S. Treasury and U.S. Government
  corporations and agencies                   $  310      $ 3       $   74      $ 4       $  384      $  7
U.S. agencies, state and municipal                49        *           15        1           64         1
Foreign governments                               16        *           --       --           16         *
Corporate                                      3,432       45          841       34        4,273        79
Mortgage-backed securities                     1,028       11          125        5        1,153        16
Asset-backed securities                          752        6           52        6          804        12
                                              ------      ---       ------      ---       ------      ----
     TOTAL FIXED MATURITIES                    5,587       65        1,107       50        6,694       115
                                              ------      ---       ------      ---       ------      ----
                  EQUITIES
                  --------
Common Stock                                       1        *           --       --            1         *
Preferred Stock                                    6        1           --       --            6         1
                                              ------      ---       ------      ---       ------      ----
     TOTAL EQUITIES                                7        1           --       --            7         1
                                              ------      ---       ------      ---       ------      ----
     TOTAL TEMPORARILY IMPAIRED SECURITIES    $5,594      $66       $1,107      $50       $6,701      $116
                                              ======      ===       ======      ===       ======      ====

---------------

* Unrealized loss is less than $1 million.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NOTE 4 -- INVESTMENT INCOME AND CAPITAL GAINS AND LOSSES -- (CONTINUED)


                                                                             2003
                                                --------------------------------------------------------------
                                                     LESS THAN           GREATER THAN
                                                     12 MONTHS            12 MONTHS               TOTAL
                                                -------------------   ------------------   -------------------
                                                 FAIR    UNREALIZED   FAIR    UNREALIZED    FAIR    UNREALIZED
FIXED MATURITIES                                VALUE      LOSSES     VALUE     LOSSES     VALUE      LOSSES
----------------                                ------   ----------   -----   ----------   ------   ----------
U.S. Treasury and U.S. Government corporations
  and agencies                                  $  319      $  2      $ --       $--       $  319      $  2
U.S. agencies, state and municipal                 109         2        --        --          109         2
Foreign governments                                 39         1        --        --           39         1
Corporate                                        2,306        72       338        23        2,644        95
Mortgage-backed securities                       1,184        24         1         *        1,185        24
Asset-backed securities                            344         9        58         8          402        17
                                                ------      ----      ----       ---       ------      ----
     TOTAL FIXED MATURITIES                      4,301       110       397        31        4,698       141
                                                ------      ----      ----       ---       ------      ----
                   EQUITIES
                   --------
Preferred Stock                                     --        --         4         1            4         1
                                                ------      ----      ----       ---       ------      ----
     TOTAL TEMPORARILY IMPAIRED SECURITIES      $4,301      $110      $401       $32       $4,702      $142
                                                ======      ====      ====       ===       ======      ====

---------------

* Unrealized loss is less than $1 million.

     CORPORATE BONDS: The amount of unrealized losses on the Company's investment in corporate bonds is principally due to changes in interest rates and widening spreads due to market conditions in certain sectors such as airlines and telecommunications that contributed to the decline in fair value. Because the securities continue to meet their contractual payments, the Company has the ability and intent to retain the investment for the period of time sufficient to allow for an anticipated recovery in value.

     MORTGAGE-BACKED SECURITIES: The unrealized losses on these investments were caused by interest rate increases. Securities issued by the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation or the Government National Mortgage Association that are either direct agencies of or agencies sponsored by the U.S. government, provide a US government guarantee of the contractual cash flows of these investments. Accordingly, it is expected that the securities would not be settled at a price less than amortized cost. Because the decline in market value is attributable to changes in interest rates, the Company has the ability and intent to retain the investment for the period of time sufficient to allow for an anticipated recovery in value.

     ASSET-BACKED SECURITIES: The unrealized losses on these investments are principally due to changes in interest rates. The Company measures it asset-backed portfolio for impairments based on the security's credit rating and whether it has an unrealized loss. Where the securities fair value is below its amortized cost and there are negative changes in estimated future cash flows, the securities are deemed impaired and a realized loss is recognized in net income in the accompanying Statement of Income.

NET UNREALIZED INVESTMENT GAINS (LOSSES)

     Net unrealized investment gains (losses) on available-for-sale investments are included in the accompanying Balance Sheet as a component of accumulated other comprehensive income. Changes in these amounts include reclassification adjustments for prior period unrealized gains (losses) that have been recognized as realized gains (losses) during the current year and are included in net investment gains

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NET UNREALIZED INVESTMENT GAINS (LOSSES) -- (CONTINUED)

(losses) in the accompanying Statement of Income. The amounts for the years ended December 31, 2004, 2003 and 2002 are as follows (in millions):

                                                         2004    2003    2002
                                                         ----    ----    -----
Net unrealized investment gains (losses), beginning of
  the year                                               $590    $451    $ 104
                                                         ----    ----    -----
Changes in net unrealized investment gains (losses)
  attributable to:
  Investments:
     Net unrealized investment gains arising during the
       period                                              51     132      663
     Less: Reclassification adjustments for gains
       (losses) included in net income                     57      18        9
                                                         ----    ----    -----
     Change in net unrealized investment gains
       (losses), net of adjustments                        (6)    114      654
Impact of net unrealized investment gains (losses) on:
  Policyholders' account balances and future policy
     benefits                                              (7)     26      (15)
  Deferred policy acquisition costs                        62      (1)    (289)
  Other assets (deferred sales inducements)                14      --       --
                                                         ----    ----    -----
Change in net unrealized investment gains (losses)         63     139      350
                                                         ----    ----    -----
Transfer of Taiwan branch to an affiliated company         --      --       (3)
                                                         ----    ----    -----
Net unrealized investment gains (losses), end of year    $653    $590    $ 451
                                                         ====    ====    =====

     Net unrealized gains on investments reported in the preceding table for the years ended December 31, 2004, 2003 and 2002 are net of income tax expense of $27 million, $71 million and $357 million, respectively.

     Reclassification adjustments reported in the preceding table for the years ended December 31, 2004, 2003 and 2002 are net of income tax expense of $31 million, $10 million and $5 million, respectively.

     Policyholders' account balances and future policy benefits reported in the preceding table for the years ended December 31, 2004, 2003 and 2002 are net of income tax (benefit) expense of $(4) million, $14 million and $(8) million, respectively.

     Deferred policy acquisition costs in the preceding table for the years ended December 31, 2004, 2003 and 2002 are net of income tax expense (benefit) of $33 million, $0 million and $(156) million, respectively.

     Other assets (deferred sales inducements) in the preceding table for the year ended December 31, 2004 is net of income tax expense of $8 million.

     On July 1, 2002, the cumulative unrealized gain associated with the Taiwan branch was transferred to an affiliated company as described in Note
12 -- Related Party Transactions.

NOTE 5 -- POLICYHOLDERS' LIABILITIES

POLICYHOLDERS' ACCOUNT BALANCES

     Policyholders' account balances at December 31, 2004 and 2003 were as follows (in millions):

                                                              2004       2003
                                                             -------    -------
Deferred annuities                                           $18,840    $15,733
Universal life contracts                                      15,681     13,457
Other                                                            194        176
                                                             -------    -------
  Total Policyholders' Account Balances                      $34,715    $29,366
                                                             =======    =======

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

POLICYHOLDERS' ACCOUNT BALANCES -- (CONTINUED)

     Policyholders' account balances on the above contracts are equal to cumulative deposits plus interest credited less withdrawals and less mortality and expense charges, where applicable. This liability also includes a liability for amounts that have been assessed to compensate the insurer for services to be performed over future periods. For deferred annuities, account value approximates fair value.

     The following table highlights the interest rate assumptions generally utilized in calculating policyholders' account balances, as well as certain withdrawal characteristics associated with these accounts at December 31, 2004:

PRODUCT                          INTEREST RATE    WITHDRAWAL/SURRENDER CHARGES
-------                          --------------  -------------------------------
Deferred annuities               2.10% to 7.15%  Surrender charges 0% to 10% for
                                                 up to 10 years.
Universal life contracts         3.40% to 6.69%  Various up to 19 years.

FUTURE POLICY BENEFITS

     Future policy benefits at December 31, 2004 and 2003 were as follows (in millions):

                                                               2004      2003
                                                              ------    ------
Life insurance:
  Taiwan business -- 100% coinsured                           $1,021    $  716
  Other life                                                      46        55
                                                              ------    ------
     Total life insurance                                      1,067       771
Individual annuities                                             293       256
                                                              ------    ------
  Total Future Policy Benefits                                $1,360    $1,027
                                                              ======    ======

     The following table highlights the key assumptions generally utilized in the calculation of future policy benefit reserves at December 31, 2004:

PRODUCT                                  MORTALITY            INTEREST RATE         ESTIMATION METHOD
-------                        -----------------------------  -------------   -----------------------------
Life insurance:                Based upon pricing              3.7% - 7.5%    Net level premium reserve
  Taiwan business --           assumptions at time of policy                  taking into account death
  100% coinsured               issuance with provision for                    benefits, lapses and
                               adverse deviations ("PAD").                    maintenance expenses with
                                                                              PAD.
Individual payout annuities    Based upon pricing              5.5% - 9.5%    Present value of expected
                               assumptions at time of policy                  future payments at a rate
                               issuance with PAD.                             expected at issue with PAD.

GUARANTEED MINIMUM BENEFITS

     At December 31, 2004 and 2003, the Company had the following variable contracts with guarantees. (Note that the Company's variable contracts with guarantees may offer more than one type of guarantee in each contract; therefore, the amounts listed are not mutually exclusive.) For guarantees of amounts in the event of death, the net amount at risk is defined as the current guaranteed minimum death benefit ("GMDB") in excess of the current account balance at the balance sheet date. For guarantees of accumulation balances, the net amount at risk is defined as the guaranteed minimum accumulation benefit ("GMAB") minus the current account balance.

VARIABLE ANNUITY CONTRACTS -- GMDB AND GMAB

     The Company issues certain variable annuity contracts with GMDB and GMAB features that guarantee either:

          a) Return of deposits: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals)

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

VARIABLE ANNUITY CONTRACTS -- GMDB AND GMAB -- (CONTINUED)

          b) Ratchet: the benefit is greatest of the current account value, premiums paid (adjusted for withdrawals), or the highest account value on any contractually specified anniversary up to contractually specified ages (adjusted for withdrawals)

     The following chart provides the account value, net amount at risk and average attained age of contractholders at December 31, 2004 for GMDB's and GMAB's ($ in millions):

                                              RETURN OF NET DEPOSITS           RATCHET
                                         --------------------------------   --------------
                                             IN THE       ACCUMULATION AT       IN THE
                                         EVENT OF DEATH   SPECIFIED DATE    EVENT OF DEATH
                                             (GMDB)           (GMAB)            (GMDB)
                                         --------------   ---------------   --------------
Account value                                $3,412            $574            $12,166
Net amount at risk                           $   49            $  3            $   475
Average attained age of contract
  holders                                        56              --                 57

     The following summarizes the liabilities for guarantees on variable contracts reflected in the general account in future policy benefits in the accompanying Balance Sheet:

                                                GUARANTEED     GUARANTEED
                                                 MINIMUM        MINIMUM
                                                  DEATH       ACCUMULATION
                                                 BENEFIT        BENEFIT
                                                  (GMDB)         (GMAB)       TOTALS
                                                ----------    ------------    ------
Balance at January 1, 2004                         $29             $2          $31
  Incurred guarantee benefits                        1              1            2
  Paid guarantee benefits                           (7)            --           (7)
                                                   ---             --          ---
Balance at December 31, 2004                       $23             $3          $26
                                                   ===             ==          ===

     For guaranteed minimum accumulation benefits, incurred guaranteed minimum benefits incorporates all changes in fair value other than amounts resulting from paid guarantee benefits. The GMDB liability is determined each period end by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised.

     The following assumptions and methodology were used to determine the GMDB liability at December 31, 2004:

     - Data used was 1,000 stochastically generated investment performance scenarios.

     - Mean investment performance assumption ranged from 6.53% to 6.89%.

     - Volatility assumption was 15%.

     - Mortality was assumed to be 90% of the Annuity 2000 table.

     - Lapse rates vary by contract type and duration and range from 1% to 20%, with an average of 4%.

     - Discount rates ranged from 5.89% to 7.61%.

     The following table presents the aggregate fair value of assets, by major investment fund options (including the general and separate account fund options), held by variable annuity products that are subject to GMDB and GMAB benefits and guarantees. Since variable contracts with GMDB guarantees may also offer

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

VARIABLE ANNUITY CONTRACTS -- GMDB AND GMAB -- (CONTINUED)

GMAB guarantees in each contract, the GMDB and GMAB amounts listed are not mutually exclusive (in millions):

                                                              DECEMBER 31, 2004
                                                              -----------------
                                                                GMDB      GMAB
INVESTMENT FUND OPTION:                                       --------    -----
Equity                                                        $ 6,418     $344
  Fixed income                                                  2,331      107
  Balanced                                                      1,683       62
  Other                                                         4,961       62
                                                              -------     ----
     Total                                                    $15,393     $575
                                                              =======     ====

NO LAPSE GUARANTEE

     The no lapse guaranteed feature contained in variable and interest-sensitive life insurance policies keeps these policies in force in situations where the policy value is not sufficient to cover monthly charges then due. The no lapse guarantee remains in effect so long as the policy meets a contractually specified premium funding test and certain other requirements.

     The following table summarizes the no lapse guarantee liabilities reflected in the General Account in future policy benefits on the accompanying Balance Sheet (in millions):

                                                              NO LAPSE
                                                              GUARANTEE
                                                                (NLG)
                                                              ---------
Balance at January 1, 2004                                       $--
  Impact of adoption of SOP 03-01                                  5
  Other changes in reserve                                         6
                                                                 ---
Balance at December 31, 2004                                     $11
                                                                 ===

NOTE 6 -- SEPARATE ACCOUNTS

     The Company maintains twenty separate accounts for its variable deferred annuity and variable life products; nine of these are registered with the Securities and Exchange Commission. The assets of these separate accounts represent investments in shares of the New York Life sponsored Mainstay VP Series Funds and other non-proprietary funds. The assets in separate accounts for December 31, 2004 and 2003 are as follows:

                                                              2004       2003
                                                             -------    -------
Registered                                                   $12,615    $10,807
Non-registered                                                    89         59
                                                             -------    -------
  Total separate account assets                              $12,704    $10,866
                                                             =======    =======

     As discussed in Note 2 -- Significant Accounting Policies, the Company adopted SOP 03-01. Upon adoption at January 1, 2004, the Company reclassified $768 million of separate account assets to general account assets and $680 million of separate account liabilities to policyholders' account balances and other liabilities.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NOTE 7 -- DEFERRED POLICY ACQUISITION COSTS

     An analysis of deferred policy acquisition costs ("DAC") for the years ended December 31, 2004, 2003 and 2002 was as follows (in millions):

                                                      2004      2003      2002
                                                     ------    ------    ------
Balance at beginning of year                         $2,180    $1,781    $1,887
  Reclassification due to adoption of SOP 03-01        (156)       --        --
  Current year additions                                586       645       630
  Amortized during year                                (268)     (245)     (189)
  Adjustment for change in unrealized investment
     gains                                               95        (1)     (445)
  Transfer of Taiwan branch to an affiliated
     company                                             --        --      (102)
                                                     ------    ------    ------
Balance at end of year                               $2,437    $2,180    $1,781
                                                     ======    ======    ======

     As discussed in Note 2 -- Significant Account Policies, effective January 1, 2004, the Company adopted SOP 03-01. The Company reclassified $156 million in capitalized sales inducements from DAC to Other Assets on the accompanying Balance Sheet.

     On July 1, 2002, the assets and liabilities including deferred policy acquisition costs associated with the Taiwan branch were transferred to an affiliated company, as described in Note 12 -- Related Party Transactions.

NOTE 8 -- FEDERAL INCOME TAXES

     A summary of income tax expense (benefit) included in the accompanying Statement of Income was as follows (in millions):

                                                           2004    2003    2002
                                                           ----    ----    ----
Current:
  Federal                                                  $ 85    $ 94    $(1)
  State and local                                             2       5      1
                                                           ----    ----    ---
                                                             87      99     --
Deferred:
  Federal                                                    63      17     (1)
                                                           ----    ----    ---
Income tax expense/(benefit)                               $150    $116    $(1)
                                                           ====    ====    ===

     The components of the net deferred tax liability as of December 31, 2004 and 2003 were as follows (in millions):

                                                               2004      2003
                                                              ------    ------
Deferred tax assets:
  Future policyholder benefits                                $  550    $  534
  Employee and agents benefits                                    69        62
                                                              ------    ------
     Gross deferred tax assets                                   619       596
                                                              ------    ------
Deferred tax liabilities:
  Deferred policy acquisition costs                              646       517
  Investments                                                    521       526
  Other                                                            4         9
                                                              ------    ------
     Gross deferred tax liabilities                            1,171     1,052
                                                              ------    ------
       Net deferred tax liability                             $  552    $  456
                                                              ======    ======

     Deferred income taxes are generally recognized, based on enacted tax rates, when assets and liabilities have different values for financial statement and tax purposes. The Company's management has concluded

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NOTE 8 -- FEDERAL INCOME TAXES -- (CONTINUED)

that the deferred tax assets are more likely than not to be realized. Therefore, no valuation allowance has been provided.

     Set forth below is a reconciliation of the statutory Federal income tax rate to the effective tax rate for 2004, 2003 and 2002:

                                                           2004    2003    2002
                                                           ----    ----    -----
Statutory Federal income tax rate                          35.0%   35.0%    35.0%
True down of prior year equity base tax                      --      --    (22.9)
Tax exempt income                                          (1.9)   (2.8)    (6.0)
Foreign branch termination                                   --      --     (3.8)
Other                                                      (0.3)   (1.2)    (2.9)
                                                           ----    ----    -----
Effective tax rate                                         32.8%   31.0%    (0.6)%
                                                           ====    ====    =====

     Pursuant to the tax allocation agreement discussed in Note 2 -- Significant Accounting Policies, as of December 31, 2004 and 2003, the Company had recorded an income tax receivable from New York Life of $49 million and $38 million, respectively, included in Other Assets on the accompanying Balance Sheet.

     The Company's federal income tax returns are routinely examined by the IRS and provisions are made in the financial statements in anticipation of the results of these audits. The IRS has completed audits through 1998 and has begun auditing tax years 1999 through 2001. There were no material effects on the Company's results of operations as a result of these audits. The Company believes that its recorded income tax liabilities are adequate for all open years.

     As discussed in Note 2 -- Significant Accounting Policies, the Company's equity base tax was suspended for the three year period beginning 2001 and permanently repealed effective with the tax year beginning after December 31, 2004. The Company accrued $17 million in the equity base tax in 2001 prior to passage of this legislation. This amount was released in 2002 and reflected as an adjustment to 2002 current income tax expense (benefit) in the accompanying Statement of Income. No equity base tax was accrued for in 2004.

NOTE 9 -- REINSURANCE

     The Company enters into reinsurance agreements in the normal course of its insurance business to reduce overall risk. The Company remains liable for reinsurance ceded if the reinsurer fails to meet its obligation on the business it has assumed. The Company periodically reviews the financial condition of its reinsurers and amounts recoverable in order to minimize its exposure to significant losses from reinsurer insolvencies. When necessary, an allowance is recorded for reinsurance the Company cannot collect. Three reinsurance companies account for approximately 61% of the reinsurance ceded to non-affiliates at December 31, 2004.

     In December 2004, the Company reinsured 90% of a block of inforce life insurance business, consisting of Universal Life, Variable Universal Life (VUL), Target Life and Asset Preserver, with New York Life. The agreement used a combination of coinsurance with funds withheld for the fixed portion maintained in the General Account and modified coinsurance (MODCO) for the VUL policies in the Separate Accounts. Under both the MODCO and Funds Withheld treaties, the Company will retain the assets held in relation to the policyholders' account balances and separate account liabilities. An experience refund will be paid to the Company at the end of each quarterly accounting period for 100% of the profits in excess of $5 million per year. Under B36, the Funds Withheld and the MODCO treaties, along with the experience rating refund, represent embedded derivatives which are required to be carried at fair value. The fair value of these embedded derivatives at December 31, 2004 is $0 million.

     In connection with the above described reinsurance agreement with New York Life, the Company recorded a deferred gain of $244 million, which includes the $25 million purchase price and $219 million of GAAP reserves recoverable from the reinsurer in excess of the funds withheld liability.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NOTE 9 -- REINSURANCE -- (CONTINUED)

     As discussed in Note 12 -- Related Party Transactions, the transfer of the Company's insurance book of business associated with the Company's Taiwan branch, effective July 1, 2002, is accounted for as a long-duration coinsurance transaction.

     The effects of all reinsurance for the years ended December 31, 2004, 2003 and 2002 were as follows (in millions):

                                                        2004     2003     2002
                                                       ------    -----    ----
Premiums:
  Direct                                               $  171    $ 174    $225
  Assumed                                                   1       --      --
  Ceded                                                  (143)    (171)    (81)
                                                       ------    -----    ----
Net premiums                                           $   29    $   3    $144
                                                       ======    =====    ====
FAS 97 fee income ceded                                $  111    $  98    $ 83
                                                       ======    =====    ====
Policyholders' benefits ceded                          $  221    $ 108    $ 79
                                                       ======    =====    ====
Increase in ceded liabilities for future policyholder
  benefits                                             $    7    $   6    $ (1)
                                                       ======    =====    ====
Amounts recoverable from reinsurer                     $5,935    $ 788    $695
                                                       ======    =====    ====
Amounts payable to reinsurer                           $4,553    $  16    $ 12
                                                       ======    =====    ====
Other liabilities (deferred gain)                      $  244    $  --    $ --
                                                       ======    =====    ====

NOTE 10 -- DERIVATIVE FINANCIAL INSTRUMENTS AND RISK MANAGEMENT

     The Company uses derivative financial instruments to manage interest rate, currency and market risk. These derivative financial instruments include interest rate options and interest rate and currency swaps. The Company does not engage in derivative financial instrument transactions for speculative purposes.

     The Company deals with highly rated counter-parties and does not expect the counter-parties to fail to meet their obligations under the contracts. The Company has controls in place to monitor credit exposures by limiting transactions with specific counter-parties within specified dollar limits and assessing the future creditworthiness of counter-parties. The Company uses master netting agreements and adjusts transaction levels, when appropriate, to minimize risk.

     To further minimize risk, credit support annexes are negotiated as part of swap documentation entered into by the Company with counter-parties. The credit support annex requires that a swap counterparty post collateral to secure that portion of its anticipated swap obligation in excess of a specified threshold. The threshold declines with a decline in the counter-parties' rating. Collateral received is invested in short-term investments.

     To qualify as a hedge, the hedge relationship is designated and formally documented at inception detailing the particular risk management objective and strategy for the hedge. This includes the item and risk that is being hedged, the derivative that is being used, as well as how effectiveness is being assessed. A derivative must be highly effective in accomplishing the objective of offsetting either changes in fair value or cash flows for the risk being hedged. The hedging relationship is considered highly effective if the changes in fair value or discounted cash flows of the hedging instrument is within 80-125% of the inverse changes in the fair value or discounted cash flows of the hedged item. The Company formally measures effectiveness of its hedging relationships both at the hedge inception and on an ongoing basis in accordance with its risk management policy.

     For fair value hedges, the Company generally uses a qualitative assessment to measure hedge effectiveness. For cash flow hedges of interest rate risk, the Company uses either qualitative assessment, if appropriate, or regression analysis to assess hedge effectiveness to changes in the benchmark interest rate. The change in variable cash flows method is used to measure hedge ineffectiveness when appropriate. The

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NOTE 10 -- DERIVATIVE FINANCIAL INSTRUMENTS AND RISK MANAGEMENT -- (CONTINUED)

Company discontinues hedge accounting prospectively if: (i) it is determined that the derivative is no longer effective in offsetting changes in the fair value or cash flows of a hedged item, (ii) the derivative expires or is sold, terminated, or exercised, (iii) the derivative is de-designated as a hedge instrument, (iv) it is probable that the forecasted transaction will not occur, or (v) management determines that designation of the derivative as a hedge instrument is no longer appropriate.

     For cash flow hedges, in which derivatives hedge the variability of cash flows related to variable rate available-for-sale securities, the accounting treatment depends on the effectiveness of the hedge. To the extent these derivatives are effective in offsetting the variability of the hedged cash flows, changes in the derivatives' fair value will not be included in current earnings but are reported as changes in other comprehensive income. These changes in fair value will be included in earnings of future periods when earnings are also affected by the variability of the hedged cash flows. To the extent these derivatives are not effective, changes in their fair values are immediately included in earnings in net investment gains (losses). The Company's cash flow hedges primarily include hedges of floating rate available-for-sale securities. During 2004 and 2003, there was no hedge ineffectiveness recognized in net investment gains (losses) related to cash flow hedges. The assessment of hedge effectiveness for cash flow hedges of interest rate risk excludes amounts relating to risks other than exposure to the benchmark interest rate. There were $182 million and $224 million in notional value of cash flow hedges at December 31, 2004 and December 31, 2003, respectively. The estimated amount of existing gains and losses that are reported in other comprehensive income at December 31, 2004 and 2003 related to periodic interest payments on assets and liabilities being hedged that is expected to be reclassified into earnings within the next 12 months is $0 million and $4 million, respectively.

     For fair value hedges, in which derivatives hedge the fair value of assets and liabilities, changes in the fair value of derivatives are reflected in net investment losses, together with changes in the fair value of the related hedged item. The net amount, representing hedge ineffectiveness, is reflected in earnings.

     Fair value hedge accounting is discontinued immediately when it is determined that the derivative no longer qualifies as an effective fair value hedge. The derivative will continue to be carried on the balance sheet at its fair value, but the changes in the fair value of the hedged asset or liability will no longer offset the changes in the fair value of the derivative. The Company held no fair value hedges at December 31, 2004 and 2003.

     Derivatives that do not qualify for hedge accounting are carried at fair value with changes in value included in net investment gains (losses). The Company has derivative instruments that do not qualify for hedge accounting treatment, which include interest rate options and various interest rate swaps. There were $6 billion and $4 billion in notional value of non-qualifying hedges at December 31, 2004 and December 31, 2003, respectively.

     The Company may enter into contracts that are not themselves derivative instruments but contain embedded derivatives. For each contract, the Company assesses whether the economic characteristics of the embedded derivative are clearly and closely related to those of the host contract and determines whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When it is determined that the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is separated from the host contract and accounted for as a stand-alone derivative. Such embedded derivatives are recorded on the balance sheet at fair value and changes in their fair value are recorded currently in net investment gains (losses). If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at fair value. As of December 31, 2004 and 2003, there were no such embedded derivatives that could not be separated from their host contracts.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NOTE 11 -- COMMITMENTS AND CONTINGENCIES

LITIGATION

     The Company is a defendant in individual suits arising from its agency sales force, insurance (including variable contracts registered under the federal securities law), investment, retail securities, and/or other operations, including actions involving retail sales practices. Most of these actions seek substantial or unspecified compensatory and punitive damages. The Company is also from time to time involved in various governmental, administrative, and investigative proceedings and inquiries.

     Notwithstanding the uncertain nature of litigation and regulatory inquiries, the outcome of which cannot be predicted, the Company believes that, after provisions made in the financial statements, the ultimate liability that could result from litigation and proceedings would not have a material adverse effect on the Company's financial position; however, it is possible that settlements or adverse determinations in one or more actions or other proceedings in the future could have a material adverse effect on the Company's operating results for a given year.

ASSESSMENTS

     Most of the jurisdictions in which the Company is licensed to transact business, require life insurers to participate in guaranty associations which are organized to pay contractual benefits pursuant to insurance policies issued by impaired, insolvent or failed life insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the line of business in which the impaired, insolvent or failed life insurer is engaged. Some states permit member insurers to recover assessments through full or partial premium tax offsets. The Company is not aware of, nor has it received notification of any significant insolvency by insurance companies.

LOANED SECURITIES AND REPURCHASE AGREEMENTS

     The Company participates in a securities lending program for the purpose of enhancing income on securities held. At December 31, 2004 and 2003, $1,082 million and $1,424 million, respectively, of the Company's fixed maturity securities were on loan to others. Collateral on loan securities is obtained in accordance with our policy disclosed in Note 2 -- Significant Accounting Policies. The fair value of securities loaned is monitored, with additional collateral obtained, as necessary. Such assets reflect the extent of the Company's involvement in securities lending, not the Company's risk of loss.

     At December 31, 2004 and 2003, the Company recorded cash collateral received under these agreements of $1,105 million and $1,474 million, respectively, and established a corresponding liability for the same amount included in other liabilities in the accompanying Balance Sheet.

     The Company enters into agreements to sell and repurchase securities for the purpose of enhancing income on securities held. Under these agreements, the Company obtains the use of funds from a broker for generally one month. The liability reported in the accompanying Balance Sheet (included in other liabilities) at December 31, 2004 of $1,021 million ($155 million at December 31, 2003) approximates fair value. The investments acquired with the funds received from the securities sold are included in both fixed maturities and cash and cash equivalents in the accompanying Balance Sheet.

NOTE 12 -- RELATED PARTY TRANSACTIONS

     New York Life provides the Company with services and facilities for the sale of insurance and other activities related to the business of insurance. New York Life charges the Company for the identified costs associated with these services and facilities under the terms of an administrative service agreement between New York Life and the Company. Such costs, amounting to $585 million, $559 million and $537 million for the years ended December 31, 2004, 2003 and 2002, respectively, are reflected in operating expenses and net investment income in the accompanying Statement of Income.

     In addition, the Company is allocated post-retirement and post-employment benefits other than pensions, which are held by New York Life. The Company was allocated $30 million for its share of the net periodic

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NOTE 12 -- RELATED PARTY TRANSACTIONS -- (CONTINUED)

post-retirement benefits expense in 2004 ($27 million and $13 million in 2003 and 2002, respectively) and an expense of $1 million in 2004 ($(2) million in 2003 and 2002) for the post-employment benefits expense under the provisions of the service agreement. The expenses are reflected in operating expenses and net investment income in the accompanying Statement of Income.

     The Company has entered into an investment advisory and administrative services agreement with New York Life Investment Management LLC ("NYLIM"), an indirect wholly owned subsidiary of New York Life, to provide investment advisory services to the Company. At December 31, 2004, 2003 and 2002, the total cost for these services amounted to $31 million, $23 million and $29 million, respectively, which are included in the costs of services billed by New York Life to the Company, as noted above.

     In addition, NYLIM has an Investment Advisory Agreement with the Mainstay VP Series Fund, Inc. (the "Fund"), a registered investment company whose shares are sold to various separate accounts of the Company. NYLIM, the administrator of the Fund and the Company have entered into agreements regarding administrative services to be provided by the Company. Under the terms of the agreement, NYLIM pays the Company administrative fees for providing services to the Fund. The Company recorded fee income from NYLIM for the years ended December 31, 2004, 2003 and 2002 of $11 million, $9 million and $9 million, respectively.

     At December 31, 2004 and 2003, the Company had a net liability of $202 million and $186 million, respectively, for the above described services which are included in other liabilities in the accompanying Balance Sheet. The terms of the settlement generally require that these amounts be settled in cash within ninety days.

     The Company is the obligor for certain structured settlement agreements with unaffiliated insurance companies, beneficiaries and other non-affiliated entities. To satisfy its obligations under these agreements, the Company owns all rights, title and interest in and to certain single premium annuities issued by New York Life. The carrying value of the annuity contracts is based upon the actuarially determined value of the obligations under the structured settlement contracts, which generally have some life contingent benefits. The obligations are based upon the actuarially determined present value of expected future payments. Interest rates used in establishing such obligations range from 5.32% to 7.81%. The Company has directed New York Life to make the payments under the annuity contracts directly to the payees under the structured settlement agreements. At December 31, 2004 and 2003, the carrying value of the interest in annuity contracts and the obligations under structured settlement agreements in the accompanying Balance Sheet amounted to $3,712 million and $3,306 million, respectively.

     In addition, the Company has issued certain annuity contracts to New York Life in order that New York Life may satisfy its third party obligations under certain structured settlement agreements. The Company has been directed by New York Life to make the payments under the annuity contracts directly to the beneficiaries under these structured settlement agreements. At December 31, 2004 and 2003, the amount of outstanding reserves on these contracts included in future policy benefits was $180 million and $178 million, respectively.

     The Company has a variable product distribution agreement with NYLIFE Distributors, an indirect wholly owned subsidiary of New York Life, granting NYLIFE Distributors the exclusive right to distribute, and be the principal underwriter of the Company's variable product policies. NYLIFE Distributors has an agreement with NYLIFE Securities, another indirect wholly owned subsidiary of New York Life, under which registered representatives of NYLIFE Securities solicit sales of these policies. In connection with this agreement, the Company recorded commission expense to NYLIFE Securities' registered representatives of $94 million, $89 million and $71 million, for the years ended December 31, 2004, 2003 and 2002, respectively.

     The Company has a credit agreement with New York Life wherein New York Life can borrow funds from the Company. The maximum amount available to New York Life is $490 million. No outstanding balance was due to the Company at December 31, 2004 and December 31, 2003.

     The Company also has a credit agreement with New York Life in which the Company can borrow up to $490 million. No outstanding balance was due to New York Life at December 31, 2004 and December 31, 2003. Interest expense for 2004, 2003 and 2002 was less than $1 million.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NOTE 12 -- RELATED PARTY TRANSACTIONS -- (CONTINUED)

     As an alternative credit facility to the foregoing credit arrangement with New York Life, on December 23, 2004, the Company entered into a credit agreement with New York Life Capital Corporation, an indirect wholly owned subsidiary of New York Life, in which the Company can borrow up to $490 million. As of December 31, 2004, a $233 million outstanding balance was due to New York Life Capital Corporation (with various maturities through February 3, 2005) and is included in other liabilities. Interest expense for 2004 was less than $1 million.

     During August 2003, the Company transferred without recourse several private placement debt securities to Madison Capital Funding LLC ("MCF"). MCF is an indirect wholly owned subsidiary of New York Life. MCF paid for the purchase price of the securities transferred by delivering to the Company promissory notes with terms identical to the securities transferred. At December 31, 2004 and 2003, the Company had recorded a receivable from MCF, included in other assets, of $5 million and $23 million, respectively. The Company received interest payments from MCF of $2 million and less than $1 million for the years ended December 31, 2004 and 2003, respectively.

     Effective July 1, 2002, the Company transferred $37 million in net assets associated with the Company's Taiwan branch including Taiwan's insurance book of business to an affiliated company, New York Life Insurance Taiwan Corporation ("NYLT"), an indirect wholly owned subsidiary of New York Life.

     The Company is jointly liable with NYLT for two years from the giving of notice to all obligees for all matured obligations and for two years after the maturity date of not-yet matured obligations. NYLT is also contractually liable, under indemnification provisions of the transaction, for any liabilities that may be asserted against the Company. The transfer of the branch's net assets was accounted for as a long-duration coinsurance transaction. Under this accounting treatment, the insurance related liabilities remain on the books of the Company and an offsetting reinsurance recoverable is established. Additionally, premiums and benefits associated with any business sold prior to July 1, 2002 are reflected on the Company's Statement of Income. Accordingly, the Company recorded the following with respect to this transaction (in millions):

                                                          2004     2003
                                                         ------    ----
Amounts recoverable from reinsurers                      $1,021    $716
Premiums ceded                                              130     171
Benefits ceded                                               81      38

     The Company received a capital contribution of $500 million in 2003 from its parent company, New York Life.

     The Company has issued various Corporate Owned Life policies to New York Life, including $527 million sold during 2004, for the purpose of informally funding certain benefits for New York Life employees and agents. These policies were issued on the same basis as policies sold to unrelated customers. For the years ended December 31, 2004 and 2003, the Company recorded liabilities of approximately $1,798 million and $1,138 million, respectively, which are included in policyholders' account balances and separate account liabilities on the accompanying Balance Sheet.

     The Company has also issued various Corporate Owned Life policies to separate Voluntary Employees' Beneficiary Association (VEBA) trusts formed for the benefit of New York Life's retired employees and agents. These policies were issued on the same basis as policies sold to unrelated customers. For the years ended December 31, 2004 and 2003, policyholders' account balances and separate account liabilities related to these policies aggregated $267 million and $252 million, respectively.

     The Company has an agreement with NYLINK Insurance Agency Incorporated ("NYLINK), an indirect wholly owned subsidiary of New York Life, granting NYLINK the right to solicit applications for the Company's products through NYLINK's subagents. For the year ended December 31, 2004, the Company recorded commission and fee expense to NYLINK agents of $7 million.

     Effective December 31, 2004, the Company entered into a reinsurance agreement with New York Life (see Note 9 - Reinsurance for more details).

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

NOTE 13 -- SUPPLEMENTAL CASH FLOW INFORMATION

     Income taxes paid were $98 million, $173 million and $30 million during 2004, 2003 and 2002, respectively.

     Total interest paid was $10 million, $10 million and $7 million during 2004, 2003 and 2002, respectively.

     Non-cash financing activity in 2002 consists of the transfer of $79 million in net liabilities associated with the Taiwan branch to an affiliated company (see Note 12 - Related Party Transactions).

NOTE 14 -- STATUTORY FINANCIAL INFORMATION

     Accounting practices used to prepare statutory financial statements for regulatory filings of life insurance companies differ in certain instances from GAAP. The Delaware Insurance Department (the "Department") recognizes only statutory accounting practices for determining and reporting the financial condition and results of operations of an insurance company, and for determining its solvency under the Delaware Insurance Law. In making such determinations the Department gives no consideration to financial statements prepared in accordance with accounting principles generally accepted in the United States of America.

     At December 31, 2004 and 2003, statutory stockholder's equity was $2,009 million and $1,882 million, respectively. Statutory net income/(loss) for the years ended December 31, 2004, 2003 and 2002 was $224 million, $20 million and $(95) million, respectively.

     The Company is restricted as to the amounts it may pay as dividends to New York Life. Under Delaware Insurance Law, dividends on capital stock can be distributed only out of earned surplus. Furthermore, without prior approval of the Delaware Insurance Commissioner, dividends cannot be declared or distributed which exceed the greater of ten percent of the Company's surplus or one hundred percent of net gain from operations. No dividends were paid or declared for the years ended December 31, 2004, 2003 and 2002. As of December 31, 2004, the amount of available and accumulated funds derived from earned surplus from which the Company can pay dividends is $574 million. The maximum amount of dividends that may be paid in 2005 without prior approval is $228 million.

                         REPORT OF INDEPENDENT AUDITORS

To the Board of Directors and Stockholder of New York Life Insurance and Annuity Corporation:

In our opinion, the accompanying balance sheet and the related statements of income, of stockholder's equity and of cash flows present fairly, in all material respects, the financial position of New York Life Insurance and Annuity Corporation (the "Company") at December 31, 2004 and 2003, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2004, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP
New York, NY
February 28, 2005

                            PART C. OTHER INFORMATION

ITEM 24.         FINANCIAL STATEMENTS AND EXHIBITS

a.       Financial Statements.
            All required financial statements are included in Part B of this Registration Statement.
b.       Exhibits.

(1) Resolution of the Board of Directors of New York Life Insurance and Annuity Corporation ("NYLIAC") authorizing establishment of the Separate Account - Previously filed as Exhibit (1) to Registrant's initial Registration Statement, re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (1) to Registrant's Post-Effective Amendment No. 2 on Form N-4, filed 4/25/97 and incorporated herein by reference.

(2)              Not applicable.

(3)(a) Distribution Agreement between NYLIFE Securities Inc. and NYLIAC - Previously filed as Exhibit (3)(a) to Post-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC MFA Separate Account-I (File No. 2-86084), re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (3)(a) to Post-Effective Amendment No. 4 to the registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 33-64410), filed 4/25/97 and incorporated herein by reference.

(3)(b) Distribution Agreement between NYLIFE Distributors Inc. and NYLIAC - Previously filed as Exhibit (3)(b) to Registrant's Post-Effective Amendment No. 1 on Form N-4, and incorporated herein by reference.

(4) Specimen Policy - Previously filed as Exhibit (4) to Registrant's initial Registration Statement, re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (4) to Registrant's Post-Effective Amendment No. 2 on Form N-4, and incorporated herein by reference. Specimen policy for the MainStay Plus Variable Annuity - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(3) as Exhibit (4) to Registrant's Post-Effective Amendment No. 4 on Form N-4 (File No. 33-87382).

(4)(a) Endorsements to Specimen Policy for the MainStay Plus Variable Annuity - Previously filed as Exhibit (4)(a) to Registrant's Post-Effective Amendment No. 4 on Form N-4 (File No. 33-87382).

(4)(b)           Rider to Specimen Policy for the MainStay Plus Variable Annuity
                 - Previously filed as Exhibit (4)(b) to Registrant's Post-Effective Amendment No. 6 on Form N-4 (File No. 33-87382).

(4)(c) Specimen Policy - Previously filed as Exhibit (4)(c) to Registrant's Post-Effective Amendment No. 9 to the registration statement on Form N-4 (File No. 033-87382).

(4)(d) Earnings Enhancement Benefit Rider - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (4)(a) to Post-Effective Amendment No. 4 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 333-80535), filed 7/13/01 and incorporated herein by reference.

(4)(e) Enhancement Spousal Continuance Rider - Previously filed in accordance with Regulation S-T, 17 CRF 232.102(e) as Exhibit
                 (4)(b) to Post-Effective Amendment No. 4 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 333-80535), filed 7/13/01 and incorporated herein by reference.

(4)(f) Specimen Policy for LifeStages Flagship and MainStay Plus II Variable Annuity policies - Previously filed in accordance with Regulation S-T, 17 CRF 232.102(e) as Exhibit
                 (4)(f) to Registrant's Post-Effective Amendment No. 14 on Form N-4 (File No. 033-87382), filed 2/1/02 and incorporated herein by reference.

(4)(g) Specimen Policy for LifeStages Access Variable Annuity (204-191) - Previously filed in accordance with Regulation
                 S-T, 17 CFR 232.102(e) as Exhibit (4)(g) to Post-Effective Amendment No. 23 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account -- III (File No. 033-87382), filed 9/10/04 and incorporated herein by reference.

(5)              Form of application for a Policy - Previously filed as Exhibit
                 (5) to the initial registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 33-53342), re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (5) to Registrant's Post-Effective Amendment No. 2 on Form N-4, and incorporated herein by reference. Form of application for the MainStay Plus Variable Annuity - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (5) to Registrant's Post-Effective Amendment No. 3 on Form N-4 (File No. 033-87382).

(5)(a)           Form of application for a policy for LifeStages Access
                 Variable Annuity - Previously filed as Exhibit (5)(a) to Registrant's Post-Effective Amendment No. 9 to the registration statement on Form N-4 (File No. 033-87382).

(5)(b) Form of application for the MainStay Access Variable Annuity - Previously filed as Exhibit (5)(b) to Registrant's Post-Effective Amendment No. 9 to the registration statement on Form N-4 (File No. 033-87382).

(5)(c) Form of Application for a policy for LifeStages Flagship Variable Annuity - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (5)(c) to Registrant's Post-Effective Amendment No. 14 on Form N-4 (File No. 033-87382), filed 2/1/02 and incorporated herein by reference.

(5)(d) Form of application for a policy for MainStay Plus II Variable Annuity - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (5)(d) to Registrant's Post-Effective Amendment No. 14 on Form N-4 (File No. 033-87382), filed 2/1/02 and incorporated herein by reference.

(5)(e) Form of Application for LifeStages Deferred Variable Annuities (204-593) - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(a) as Exhibit (5)(d) to Post-Effective Amendment No. 3 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-IV (File No. 333-106806), filed 8/26/04 and incorporated herein by reference.


(6)(a) Certificate of Incorporation of NYLIAC - Previously filed as Exhibit (6)(a) to the registration statement on Form S-6 for NYLIAC MFA Separate Account-I (File No. 2-86083), re-filed in accordance with Regulation S-T, 17 CRF 232.102(e) as Exhibit
                 (6)(a) to the initial registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), filed 7/3/96 and incorporated herein by reference.

(6)(b)(1) By-Laws of NYLIAC - Previously filed as Exhibit (6)(b) to the registration statement on Form S-6 for NYLIAC MFA Separate Account-I (File No. 2-86083), re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (6)(b) to the initial registration statement on Form S-6 for NYLIAC Corporate

                 Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), filed 7/3/96 and incorporated herein by reference.

(6)(b)(2) Amendments to By-Laws of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (6)(b) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-39157), filed 4/3/98 and incorporated herein by reference.

(7) Contract of Reinsurance between Connecticut General Life Insurance Company/Cigna Reinsurance and NYLIAC - Previously filed as Exhibit (7) to Registrant's Post-Effective Amendment No. 1 on Form N-4, and incorporated herein by reference.

(8)(a) Stock Sale Agreement between NYLIAC and MainStay VP Series Fund, Inc. (formerly New York Life MFA Series Fund, Inc.) - Previously filed as Exhibit (8)(a) to Pre-Effective Amendment No. 1 to the registration statement on Form N-1 for New York Life MFA Series Fund, Inc. (File No. 2-86082), re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (9)(a) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), filed 1/2/97 and incorporated herein by reference.

(8)(b) Participation Agreement among Acacia Capital Corporation, Calvert Asset Management Company, Inc. and NYLIAC, as amended - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(b)(1) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), filed 1/2/97 and incorporated herein by reference.

(8)(c) Participation Agreement among The Alger American Fund, Fred Alger and Company, Incorporated and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (9)(b)(2) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), filed 1/2/97 and incorporated herein by reference.

(8)(d) Participation Agreement between Janus Aspen Series and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(b)(3) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), filed 1/2/97 and incorporated herein by reference.

(8)(e) Participation Agreement among Morgan Stanley Universal Funds, Inc., Morgan Stanley Asset Management Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(b)(4) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), filed 1/2/97 and incorporated herein by reference.

(8)(f) Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (9)(b)(5) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), filed 1/2/97 and incorporated herein by reference.

(8)(g) Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(b)(6) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate

                 Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), and incorporated herein by reference.

(8)(h) Form of Participation Agreement among T. Rowe Price Equity Series, Inc., T. Rowe Price Associates, Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(h) to Post-Effective Amendment No. 7 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 33-53342), filed 4/16/98 and incorporated herein by reference.

(8)(i) Form of Participation Agreement among Van Eck Worldwide Insurance Trust, Van Eck Associates Corporation and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(i) to Post-Effective Amendment No. 7 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 33-53342), filed 4/16/98 and incorporated herein by reference.

(8)(j) Form of Participation Agreement among MFS Variable Insurance Trust, Massachusetts Financial Services Company and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(j) to Post-Effective Amendment No. 7 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 33-53342), filed 4/16/98 and incorporated herein by reference.

(8)(k) Form of Participation Agreement among Neuberger Berman Advisers Management Trust, Neuberger Berman Management Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17CFR 232.102(e) as Exhibit (9)(q) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Variable Universal Life-Separate Account-I (File No. 333-57210), filed 6/4/01 and incorporated herein by reference.

(8)(l) Form of Participation Agreement among Dreyfus Investment Portfolios, The Dreyfus Corporation, Dreyfus Service Corporation and NYLIAC - Previously filed in accordance with Regulation S-T, 17CFR 232.102(e) as Exhibit (9)(r) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-57210), filed 6/4/01 and incorporated herein by reference.

(8)(m) Form of Substitution Agreement among NYLIAC, MainStay Management LLC, and New York Life Investment Management LLC - Previously filed in accordance with Regulation S-T, 17CFR 232.102(e) as Exhibit (9)(s) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Variable Universal Life-Separate Account-I (File No. 333-57210), filed 6/4/01 and incorporated herein by reference.

(8)(n) Amendment dated 9/27/02 to Stock Sale Agreement dated 6/4/93 between NYLIAC and MainStay VP Series Fund, Inc. - Previously filed in accordance with Regulation S-T, 17CFR 232.102(e) as Exhibit (8)(n) to Post-Effective Amendment No. 18 to the Registration Statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 033-87382), filed 4/9/03 and incorporated herein by reference.

(8)(o) Form of 12b-1 Plan Services Agreement for the Service Class Shares of Mainstay VP Series Fund, Inc. between NYLIFE Distributors, Inc. and NYLIAC dated 4/13/02 - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (8)(o) to Post-Effective Amendment No. 19 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 033-87382), filed 5/14/03 and incorporated herein by reference.

(8)(p) Form of Class S Service Agreement between Fred Alger & Company and NYLIAC dated 4/30/03 - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(p) to Post Effective Amendment No. 19 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 033-87382), filed 5/14/03 and incorporated herein by reference.

(8)(q) Form of Distribution Agreement between Dreyfus Service Corporation and NYLIAC dated as of 2/24/03 - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (8)(q) to Post-Effective Amendment No. 19 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 033-87382), filed 5/14/03 and incorporated herein by reference.

(8)(r) Form of Service Contract between Fidelity Distribution Corporation and NYLIAC dated 4/30/03 - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (8)(r) to Post-Effective Amendment No. 19 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 033-87382), filed 5/14/03 and incorporated herein by reference.

(8)(s) Form of Distribution and Shareholder Services Agreement between Janus Distributors LLC and NYLIAC dated 4/30/03 - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(s) to Post-Effective Amendment No. 19 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 033-87382), filed 5/14/03 and incorporated herein by reference.

(8)(t) Form of Fund Participation Agreement (Service Shares) between Janus Aspen Series and NYLIAC dated 4/30/03 - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (8)(t) to Post-Effective Amendment No. 19 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 033-87382), filed 5/14/03 and incorporated herein by reference.

(8)(u) Form of Participation Agreement by and among MFS Variable Insurance Trust, Massachusetts Financial Services Company and NYLIAC dated 4/30/03 - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(u) to Post-Effective Amendment No. 19 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 033-87382), filed 5/14/03 and incorporated herein by reference.

(8)(v) Form of Administrative Service Agreement between Morgan Stanley & Co. Incorporated and NYLIAC dated 4/30/03 - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (8)(v) to Post-Effective Amendment No. 19 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 033-87382), filed 5/14/03 and incorporated herein by reference.

(8)(w) Form of Distribution and Administrative Services Agreement, Class S Shares, between Neuberger Berman Management, Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(w) to Post-Effective Amendment No. 19 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 033-87382), filed 5/14/03 and incorporated herein by reference.

(8)(x)           Form of Supplement for Distribution Services Agreement between
                 T. Rowe Price Investment Services, Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(x) to Post-Effective Amendment No. 19 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 033-87382), filed 5/14/03 and incorporated herein by reference.

(8)(y) Form of Participation Agreement between NYLIAC and Victory Variable Insurance Funds, BISYS Fund Services Limited Partnership, Victory Capital Management, Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(o) to Post-Effective Amendment No. 16 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 033-53342), filed 4/5/04 and incorporated herein by reference.

(8)(z) Form of Distribution and Service Agreement, Class A Shares, between BISYS Fund Services Limited Partnership and NYLIFE Securities Inc. Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(p) to Post-Effective Amendment No. 16 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 033-53342), filed 4/5/04 and incorporated herein by reference.

(8)(a)(a) Form of Participation Agreement among Liberty Variable Investment Trust, Columbia Funds Distributor, Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(a)(a) to Post-Effective Amendment
                 No. 4 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account - IV (File No. 333-106806), filed 10/25/04 and incorporated herein by reference.

(8)(b)(b) Form of Participation agreement among Royce Capital Fund, Royce & Associates, LLC and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (h)(19) to Post-Effective Amendment No. 10 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account - I (File No. 333-48300), filed 6/24/04 and incorporated herein by reference.

(8)(c)(c) Administrative Services Letter of Agreement between Columbia Funds Distributor, Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (8)(u) to Post-Effective Amendment No. 18 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-1 (File No. 033-53342), filed 4/12/05 and incorporated herein by reference.

(8)(d)(d) Form of Administrative Services Agreement by and between Royce & Associates, LLC and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(u) to Post-Effective Amendment No. 18 to the registration statement on Form N-4 for NYLIAC NVA Separate Account-1 (File No. 033-53342), filed 4/12/05 and incorporated herein by reference.


(8)(e)(e) Form of Administrative and Shareholder Services Letter of Agreement dated 1/15/98 between Van Eck Worldwide Insurance Trust and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(9) to Post-Effective Amendment No. 11 to the registration statement on Form N-4 for NYLIAC Variable Universal Life Separate Account - 1 (File No. 333-79309), filed 9/13/05 and incorporated herein by reference.


(9) Opinion and Consent of Thomas F. English, Esq. - Filed herewith.

(10)(a)          Consent of PricewaterhouseCoopers LLP - Filed herewith.


(10)(b) Powers of Attorney for Directors and Principal Accounting Officer of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit(j)(15) to Post-Effective Amendment No. 12 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-48300), filed 7/26/05 and incorporated herein by reference:

                 Scott Berlin                  Director
                 Frank M. Boccio               Director
                 Michael G. Gallo              Director
                 Solomon Goldfinger            Director and Chief Financial
                                               Officer
                 Phillip J. Hildebrand         Director
                 Theodore A. Mathas            Director
                 John R. Meyer                 Director
                 Paul B. Morris                Director
                 Anna F. Pollack               Director
                 Robert D. Rock                Director
                 Angelo J. Scialabba           Vice President and Controller
                                               (Principal Accounting Officer)
                 Frederick J. Sievert          Director and President
                                               (Principal Executive Officer)
                 Michael E. Sproule            Director
                 Seymour Sternberg             Director

(10)(c) Power of Attorney for Joel M. Steinberg, Director of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (j)(16) to Pre-Effective Amendment No. 12 to the registration statement on Form N-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-79309), filed 12/23/05 and incorporated herein by reference.




(11)             Not applicable.

(12)             Not applicable.

(13) Schedule of Computations - Previously filed as Exhibit (13) to Post-Effective Amendment No. 7 to the Registration Statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 33-53342), and incorporated herein by reference.

(14)             Not applicable.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

The business address of each director and officer of NYLIAC is 51 Madison Avenue, New York, NY 10010.


Name:                                          Title:
-----                                          ------
Scott L. Berlin                                Director and Senior Vice President in Charge of Individual Life
Frank M. Boccio                                Director and Senior Vice President
Michael Gallo                                  Director and Senior Vice President
Solomon Goldfinger                             Director, Senior Vice President and Chief Financial Officer
Phillip J. Hildebrand                          Director and Executive Vice President
Theodore A. Mathas                             Director and Executive Vice President
John R. Meyer                                  Director and Senior Vice President in Charge of Individual Annuity
Paul B. Morris                                 Director and Senior Vice President
Anne F. Pollack                                Director and Senior Vice President
Robert D. Rock                                 Director, Senior Vice President and Chief Investment Officer
Frederick J. Sievert                           Director and President
Michael E. Sproule                             Director
Joel M. Steinberg                              Director, Senior Vice President and Chief Actuary
Seymour Sternberg                              Director
Sheila K. Davidson                             Executive Vice President
Gary E. Wendlandt                              Executive Vice President
Jay S. Calhoun                                 Senior Vice President and Treasurer
Judith E. Campbell                             Senior Vice President and Chief Information Officer
John A. Cullen                                 Senior Vice President
Thomas F. English                              Senior Vice President and General Counsel
Melvin J. Feinberg                             Senior Vice President
Robert J. Hebron                               Senior Vice President
Barbara McInerney                              Senior Vice President in charge of Corporate Compliance
Gary J. Miller                                 Senior Vice President
Frank J. Ollari                                Senior Vice President
Eric Rubin                                     Senior Vice President
Richard C. Schwartz                            Senior Vice President and Senior Investment Manager for
                                               Derivative Securities
Stephen N. Steinig                             Senior Vice President and Actuary
Mark W. Talgo                                  Senior Vice President
Michael M. Oleske                              First Vice President and Tax Counsel
John M. Swenson                                First Vice President
Thomas J. Troeller                             First Vice President and Actuary
Michael A. Watson                              First Vice President and Deputy General Counsel
Sara Badler                                    Vice President and Deputy General Counsel
David Bangs                                    Vice President
Patricia Barbari                               Vice President
Joseph Bennett                                 Vice President
Stephen A. Bloom                               Vice President and Chief Underwriter
David W. Bott                                  Vice President
David Boyle                                    Vice President
William J. Burns                               Vice President
William Cheng                                  Vice President
Paul K. Cunningham                             Vice President
Karen Dann                                     Vice President
Kathleen A. Donnelly                           Vice President
Jonathan Feinstein                             Vice President
Edward Fitzgerald                              Vice President
Joseph Hynes                                   Vice President
Robert Hynes                                   Vice President
Minas C. Joannides, M.D.                       Vice President and Medical Director
Mario Lazzaro                                  Vice President
Richard B. Leber                               Vice President and Assistant Secretary
Parkin Lee                                     Vice President and Assistant Secretary
Edward Linder                                  Vice President
Anthony Malloy                                 Vice President
Daniel J. McKillop                             Vice President
Jacqueline O' Leary                            Vice President
Micheal J. Oliviero                            Vice President - Tax
Linda M. Reimer                                Vice President and Associate General Counsel
Andrew N. Reiss                                Vice President and National Sales Manager
Dorothea Rodd                                  Vice President
Janis C. Rubin                                 Vice President
Angelo J. Scialabba                            Vice President and Controller
Gary W. Scofield                               Vice President and Illustration Actuary
Irwin Silber                                   Vice President and Actuary
Georgene Sfraga Panza                          Vice President
Kevin Smith                                    Vice President
Richard M. Walsh                               Vice President
Julia Warren                                   Vice President
Elaine Williams                                Vice President
Robert Ziegler                                 Vice President
Richard W. Zuccaro                             Vice President
Catherine A. Marrion                           Vice President and Secretary

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT

The Depositor, NYLIAC, is a wholly-owned subsidiary of New York Life Insurance Company ("New York Life"). The Registrant is a segregated asset account of NYLIAC. The following chart indicates persons presumed to be controlled by New York Life(+), unless otherwise indicated. Subsidiaries of other subsidiaries are indented accordingly, and ownership is 100% unless otherwise indicated.

                                                                       Jurisdiction of           Percent of Voting
Name                                                                   Organization              Securities Owned
Eclipse Funds Inc.(1)                                                  Maryland


Eclipse Funds(1)                                                       Massachusetts

The MainStay Funds(1)                                                  Massachusetts

McMorgan Funds(1)                                                      Delaware

MainStay VP Series Fund, Inc.(1)(2)                                    Maryland

Monitor Capital Advisors Funds, LLC (3)                                Delaware

New York Life Insurance and Annuity Corporation                        Delaware

NYLIFE LLC                                                             Delaware
     Eagle Strategies Corp.                                            Arizona

--------

         (1) Registered investment company as to which New York Life ("NYL") and/or its subsidiaries perform one or more of the following services: investment management, administrative, distribution, transfer agency and underwriting services. It is not a subsidiary of NYL and is included for informational purposes only.

         (2) New York Life Investment Management LLC serves as investment adviser to this entity, the shares of which are held of record by separate accounts of NYLIAC. New York Life disclaims any beneficial ownership and control of this entity. New York Life and NYLIAC as depositors of said separate accounts have agreed to vote their shares as to matters covered in the proxy statement in accordance with voting instructions received from holders of variable annuity and variable life insurance policies at the shareholders meeting of this entity. It is not a subsidiary of New York Life, but is included here for informational purposes only.

         (3) New York Life Investment Management LLC provides management services to Monitor Capital Advisors Funds, LLC (Large Cap Equity Index Fund), which is a Delaware limited liability company designed to provide investment results that correspond to the total return performance of the S&P 500 Composite Stock Index. The sole investor in this limited liability company is New York Life.


--------

(+) By including the indicated corporations in this list, New York Life is not stating or admitting that said corporations are under its actual control; rather, these corporations are listed here to ensure full compliance with the requirements of this Form N-4.

                                                                       Jurisdiction of           Percent of Voting
Name                                                                   Organization              Securities Owned
(NYLIFE LLC subsidiaries cont.)
     New York Life Capital Corporation                                 Delaware
     New York Life International Investment Inc.                       Delaware
         Monetary Research Ltd.                                        Bermuda
         NYL Management Limited                                        United Kingdom
     NYLUK I Company                                                   United Kingdom

         NYLUK II Company                                              United Kingdom
             Gresham Mortgage                                          United Kingdom
             W Construction Company                                    United Kingdom
             WUT                                                       United Kingdom
             WIM (AIM)                                                 United Kingdom
     New York Life Trust Company                                       New York
     New York Life Trust Company, FSB                                  Federal Savings Bank
     NYL Executive Benefits LLC                                        Delaware

                                                                           Jurisdiction of           Percent of Voting
Name                                                                       Organization              Securities Owned
(NYLIFE LLC subsidiaries cont.)
     NYLIFE Securities Inc.                                                New York

     NYLINK Insurance Agency Incorporated                                  Delaware
         NYLINK Insurance Agency of Alabama, Incorporated                  Alabama
         NYLINK Insurance Agency of Hawaii, Incorporated                   Hawaii
         NYLINK Insurance Agency of Massachusetts, Incorporated            Massachusetts
         NYLINK Insurance Agency of Montana, Incorporated                  Montana
         NYLINK Insurance Agency of Nevada, Incorporated                   Nevada

                                                                       Jurisdiction of           Percent of Voting
Name                                                                   Organization              Securities Owned
    (NYLINK Insurance Agency subsidiaries cont.)
         NYLINK Insurance Agency of New Mexico, Incorporated           New Mexico


         NYLINK Insurance Agency of Washington, Incorporated           Washington

         NYLINK Insurance Agency of Wyoming, Incorporated              Wyoming



New York Life Investment Management Holdings LLC                       Delaware

     NYLIM Service Company LLC                                         Delaware
     NYLCAP Manager LLC                                                Delaware
         New York Life Capital Partners, L.L.C.                        Delaware
         New York Life Capital Partners II, L.L.C.                     Delaware
         New York Life Capital Partners III GenPar GP, LLC             Delaware
         NYLIM Mezzanine GenPar Partners GP, LLC                       Delaware
     MacKay Shields LLC                                                Delaware
         MacKay Shields General Partner (L/S) LLC                      Delaware
     NYLIFE Distributors LLC                                           Delaware
     New York Life Investment Management LLC                           Delaware
         New York Life Investment Management (U.K.) Limited            United Kingdom
         NYLIM GP, LLC                                                 Delaware
         NYLIM Fund II GP, LLC                                         Delaware
     Madison Capital Funding LLC                                       Delaware
     McMorgan & Company LLC                                            Delaware
     NYLIM Real Estate Inc.                                            Delaware
NYLIFE Insurance Company of Arizona                                    Arizona
New York Life International, Inc.                                      Delaware
    New York Life Insurance Taiwan Corporation                         Taiwan
    NYLI Holdings (Argentina) S.R.L.                                   Argentina
New York Life International, LLC                                       Delaware
    New York Life Worldwide Capital, Inc.                              Delaware
        Fianzas Monterrey, S.A.                                        Mexico                  99.95%
              Operadora FMA, S.A. de C.V.                              Mexico                     99%
    NYLIFE Thailand, Inc.                                              Delaware
       PMCC Ltd.                                                       Thailand                   49%
        Siam Commercial New York Life Insurance Public Company         Thailand                47.33%
        Limited (4)
        NYL Data Center Limited                                        Thailand                99.97%
    New York Life Securities Investment Consulting Co. Ltd.            Taiwan
    New York Life Insurance Worldwide Limited                          Bermuda
    New York Life Insurance Limited                                    South Korea
    New York Life International India Fund (Mauritius) LLC             Mauritius                  90%
    NYLI-VB Asset Management Co. (Mauritius) LLC                       Mauritius                  90%
    New York Life International Holdings Limited                       Mauritius                  75%
    New York Life Insurance (Philippines), Inc.                        Philippines
    Seguros Monterrey New York Life, S.A. de C.V.                      Mexico                 99.995%
         Centro de Capacitacion Monterrey, A.C.                        Mexico                 99.791%

    NYL International Reinsurance Company Ltd.                         Bermuda
Silver Spring, LLC                                                     Delaware
Biris Holdings LLC.                                                    Delaware
Haier New York Life Insurance Company Limited                          People's Republic of China 50%

ITEM 27.          NUMBER OF CONTRACT OWNERS


      As of November 30, 2005, there were approximately       owners of
Qualified Policies and        owners of Non-Qualified Policies offered under
NYLIAC Variable Annuity Separate Account-III.


ITEM 28.          INDEMNIFICATION

      Reference is made to Article VIII of the Depositor's By-Laws.



      New York Life maintains Directors and Officers Liability/Company Reimbursement ("D&O") insurance which covers directors, officers and trustees of New York Life, its subsidiaries, and certain affiliates including the Depositor while acting in their capacity as such. The total annual aggregate of D&O coverage is $200 million applicable to all insureds under the D&O policies. There is no assurance that such coverage will be maintained by New York Life or for the Depositor in the future as, in the past, there have been large variances in the availability of D&O insurance for financial institutions.


      Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person of the Depositor in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 29.          PRINCIPAL UNDERWRITERS

      (a) Investment companies (other than the Registrant) for which NYLIFE Distributors LLC is currently acting as underwriter:

          NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I NYLIAC MFA Separate Account-I
          NYLIAC MFA Separate Account-II
          NYLIAC Variable Annuity Separate Account-I
          NYLIAC Variable Annuity Separate Account-II
          NYLIAC Variable Annuity Separate Account-IV
          NYLIAC Variable Universal Life Separate Account-I
          NYLIAC VLI Separate Account
          Eclipse Funds
          MainStay Funds
          MainStay VP Series Fund
          McMorgan Funds
          NYLIM Institutional Funds

      (b) Directors and Officers.

      The business address of each director and officer of NYLIFE Distributors LLC is 169 Lackawanna Avenue, Parsippany, New Jersey 07054.


     Names of Directors and Officers     Positions and Offices with Underwriter
     -------------------------------     --------------------------------------
     Scott L. Berlin                     Executive Vice President - Non-COLI
                                             Variable Life Distribution
     Robert E. Brady                     Manager and Managing Director - Operations
     Brian A. Murdock                    Chairman and President
     Christopher O. Blunt                Manager and Executive Vice President -
                                             NYLIM Product Distribution
     Robert J. Hebron                    Manager and Executive Vice President -
                                             COLI Distribution
     John R. Meyer                       Manager and Executive Vice President -
                                             Variable Annuity and Agency Mutual Funds
                                             Distribution
     William F. Gibson                   Senior Managing Director and Chief
                                             Financial Officer
     Barbara McInerney                   Senior Managing Director - Compliance
     Thomas A. Clough                    Managing Director - Retirement Services
     Stephen P. Fisher                   Senior Managing Director - NYLIM Products Market
     Mark A. Gomez                       Managing Director and Chief Compliance Officer
     Joseph J. Henehan                   Managing Director - Retirement Services
     Julia D. Holland                    Managing Director - SMA Distribution
     Alison H. Micucci                   Managing Director - Compliance
     Marguerite E.H. Morrison            Managing Director and Secretary
     Beverly J. Moore                    Managing Director - Marketing Communications
     Gary M. O'Neill                     Managing Director - Agency Distribution
     Wendy Fishler                       Managing Director - National Accounts
     Edward P. Linder                    Managing Director, Variable Annuity and
                                             Agency Mutual Funds Distribution
     Gary M. O'Neill                     Managing Director, Agency Distribution
     Stanley Metheney                    Vice President - Compliance
     Richard Zuccaro                     Vice President - Tax
     Albert Leier                        Vice President - Financial Operations
                                             and Treasurer
     David F. Boyle                      Vice President - COLI Wholesaling
     Philip E. Caminiti                  Vice President, Mutual Funds, Sales Desk -
                                             Outside Broker/Dealer Distribution
     Michael D. Coffey                   Vice President, Mutual Funds - Outside
                                             Broker/Dealer Distribution
     Karen E. Dann                       Vice President, Variable Annuity Key
                                             Accounts - Bank Distribution
     Philip Gazzo                        Vice President, Mutual Funds - Outside
                                             Broker/Dealer Distribution
     Mark L. Gudelski                    Vice President - National Accounts
     Robert F. Meredith                  Vice President, Variable Annuity and
                                             Mutual Funds Wholesaling - Agency Distribution
                                         Vice President, Agency Distribution
     John J. Ogara                       Vice President, Variable Life Wholesaling -
                                             Agency Distribution
     Christopher V. Parisi               Vice President, Outside Broker/Dealer Distribution
     Andrew N. Reiss                     Vice President, Variable Annuity Wholesaling -
                                             Bank Distribution
     Jennifer D. Tarsney                 Vice President, National Accounts
     James R. Vavra                      Vice President, Non-COLI Variable Life
                                             Wholesaling - Outside Distribution
     Marianna Wekow                      Vice President, National Accounts

      (c) Commissions and Other Compensation


     Name of                  New Underwriting             Compensation on
    Principal                   Discounts and               Redemption or                Brokerage
   Underwriter                   Commissions                Annuitization               Commission                Compensation
   -----------                   -----------                -------------               ----------                ------------
NYLIFE Distributors
Inc.                                 -0-                         -0-                        -0-                        -0-


ITEM 30.          LOCATION OF ACCOUNTS AND RECORDS

      All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules under it are maintained by NYLIAC at its home office, 51 Madison Avenue, Room 0150, New York, New York 10010; New York Life - Records Division, 110 Cokesbury Road, Lebanon, New Jersey 08833 and with Iron Mountain Records Management, Inc. at both 8 Neptune Drive, Poughkeepsie, New York 12601 and Route 9W South, Port Ewen, New York 12466-0477.


ITEM 31.          MANAGEMENT SERVICES - Not applicable.


ITEM 32.          UNDERTAKINGS - Registrant hereby undertakes:

      (a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

      (b) to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

      (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.


      REPRESENTATION AS TO THE REASONABLENESS OF AGGREGATE FEES AND CHARGES

        New York Life Insurance and Annuity Corporation ("NYLIAC"), the sponsoring insurance company of the NYLIAC Variable Annuity Separate Account-III, hereby represents that the fees and charges deducted under the NYLIAC LifeStages Variable Annuity, NYLIAC LifeStages Access Variable Annuity (original), NYLIAC MainStay Access Variable Annuity, NYLIAC MainStay Plus Variable Annuity, NYLIAC LifeStages Essentials Variable Annuity, and
NYLIAC MainStay Plus II Variable Annuity Policies are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by NYLIAC.

SECTION 403(b) REPRESENTATIONS

      Registrant represents that it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, in connection with redeemability restrictions on Section 403(b) Policies, and that paragraphs numbered (1) through (4) of that letter will be complied with.

                                   SIGNATURES


      As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Amendment to the Registration Statement to be signed on its behalf, in the City and State of New York on this 23rd day of December, 2005.


                                              NYLIAC VARIABLE ANNUITY
                                              SEPARATE ACCOUNT-III
                                                   (Registrant)


                                              By:  /s/ Corey B. Multer
                                                   -----------------------------
                                                   Corey B. Multer
                                                   Vice President



                                              NEW YORK LIFE INSURANCE AND
                                              ANNUITY CORPORATION
                                                   (Depositor)


                                              By:  /s/ Corey B. Multer
                                                   -----------------------------
                                                   Corey B. Multer
                                                   Vice President


As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated:


     Scott L. Berlin*               Director


     Frank M. Boccio*               Director

     Michael G. Gallo*              Director

     Solomon Goldfinger*            Director and Chief Financial Officer

     Phillip J. Hildebrand*         Director


     Theodore A. Mathas*            Director

     John R. Meyer*                 Director

     Paul B. Morris*                Director

     Anne F. Pollack*               Director

     Robert D. Rock*                Director

     Angelo J. Scialabba*           Vice President and Controller (Principal
                                    Accounting Officer)

     Frederick J. Sievert*          Director and President (Principal Executive
                                    Officer)

     Michael E. Sproule*            Director


     Joel M. Steinberg*             Director


     Seymour Sternberg*             Director



*By:      /s/ Corey B. Multer
      ----------------------------------
      Corey B. Multer
      Attorney-in-Fact
      December 23, 2005


* Pursuant to Powers of Attorney previously filed.

                                 Exhibit Index


Index Number     Description



(9)              Opinion and Consent of Thomas F. English, Esq.

(10)(a)          Consent of PricewaterhouseCoopers LLP